Schedules of Investments

May 31, 2026

(unaudited)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 0.7%
8,384	AST SpaceMobile Inc., Class A Shares*	$950,829
267,973	AT&T Inc.	6,645,730
277,404	Comcast Corp., Class A Shares	6,899,038
3,962	Iridium Communications Inc.	205,152
104	Liberty Capital Corp.*	2,320
1,141	Liberty Capital Corp., Class C Shares*	25,524
5,258	Liberty Global Ltd., Class A Shares*	65,778
5,449	Liberty Global Ltd., Class C Shares*	66,260
278,106	Verizon Communications Inc.	13,296,248

	Total Diversified Telecommunication Services	28,156,879

Entertainment - 1.6%
9,717	Electronic Arts Inc.	1,960,113
829	Liberty Media Corp.-Liberty Formula One, Class A Shares*	69,619
8,115	Liberty Media Corp.-Liberty Formula One, Class C Shares*	736,761
15,586	Live Nation Entertainment Inc.*	2,624,838
699	Madison Square Garden Sports Corp., Class A Shares*	261,629
389,285	Netflix Inc.*	33,486,296
23,983	ROBLOX Corp., Class A Shares*	1,130,799
4,969	Roku Inc., Class A Shares*	646,865
5,950	Spotify Technology SA*	2,961,196
7,042	Take-Two Interactive Software Inc.*	1,578,535
2,635	TKO Group Holdings Inc., Class A Shares	540,649
167,688	Walt Disney Co. (The)	17,075,669
90,641	Warner Bros Discovery Inc.*	2,448,213

	Total Entertainment	65,521,182

Interactive Media & Services - 8.0%
364,381	Alphabet Inc., Class A Shares	138,588,669
229,819	Alphabet Inc., Class C Shares	86,510,766
2,964	IAC Inc.*	133,054
9,085	Match Group Inc.	328,241
147,407	Meta Platforms Inc., Class A Shares	93,236,402
22,533	Pinterest Inc., Class A Shares*	451,787
4,753	Reddit Inc., Class A Shares*	836,528
5,968	Trump Media & Technology Group Corp.*	55,562
11,413	ZoomInfo Technologies Inc., Class A Shares*	38,005

	Total Interactive Media & Services	320,179,014

Media - 0.3%
3,311	Charter Communications Inc., Class A Shares*	476,950
5,816	DoubleVerify Holdings Inc.*	56,415
119,020	Fox Corp., Class A Shares	7,607,758
5,560	Fox Corp., Class B Shares	319,088
524	Liberty Broadband Corp., Class A Shares*	17,701
4,429	Liberty Broadband Corp., Class C Shares*	149,523
6,214	New York Times Co. (The), Class A Shares	467,355
14,374	News Corp., Class A Shares	375,161
5,035	News Corp., Class B Shares	150,144
1,136	Nexstar Media Group Inc., Class A Shares	202,697
1,765	NIQ Global Intelligence PLC*	14,720
12,555	Omnicom Group Inc.	912,874
7,581	Sirius XM Holdings Inc.	223,791
17,125	Trade Desk Inc. (The), Class A Shares*	369,215
5,498	Versant Media Group Inc.	237,184

	Total Media	11,580,576

Wireless Telecommunication Services - 0.1%
3,776	Millicom International Cellular SA	322,319
18,632	T-Mobile US Inc.	3,494,059

	Total Wireless Telecommunication Services	3,816,378

	TOTAL COMMUNICATION SERVICES	429,254,029

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.1%
9,118	Aptiv PLC*	$619,477
8,368	BorgWarner Inc.	600,990
8,494	Gentex Corp.	205,215
2,059	Lear Corp.	294,684
18,075	QuantumScape Corp., Class A Shares*	162,314
3,037	Versigent PLC*	133,992

	Total Automobile Components	2,016,672

Automobiles - 1.7%
151,347	Ford Motor Co.	2,639,492
127,466	General Motors Co.	10,610,270
3,988	Harley-Davidson Inc.	96,430
4,619	Lucid Group Inc.*(a)	30,254
30,750	Rivian Automotive Inc., Class A Shares*	501,225
121,338	Tesla Inc.*	52,877,887
1,951	Thor Industries Inc.	154,285

	Total Automobiles	66,909,843

Broadline Retail - 4.5%
658,896	Amazon.com Inc.*	178,323,614
49,887	Coupang Inc., Class A Shares*	828,124
100	Dillard’s Inc., Class A Shares	59,021
17,461	eBay Inc.	1,907,964
4,221	Etsy Inc.*	286,690
10,741	Macy’s Inc.	233,724
2,451	Ollie’s Bargain Outlet Holdings Inc.*	200,075

	Total Broadline Retail	181,839,212

Distributors - 0.0%@
5,418	Genuine Parts Co.	534,756
9,562	LKQ Corp.	259,321
1,389	Pool Corp.	251,965

	Total Distributors	1,046,042

Diversified Consumer Services - 0.0%@
19,038	ADT Inc.	127,745
2,102	Bright Horizons Family Solutions Inc.*	131,627
1,380	Duolingo Inc., Class A Shares*	153,677
1,048	Grand Canyon Education Inc.*	157,043
5,124	H&R Block Inc.	197,223
640	Liberty Live Holdings Inc., Class A Shares*	61,645
1,723	Liberty Live Holdings Inc., Class C Shares*	170,749
5,401	Service Corp. International	406,101

	Total Diversified Consumer Services	1,405,810

Hotels, Restaurants & Leisure - 1.6%
54,303	Airbnb Inc., Class A Shares*	7,239,133
9,785	Aramark	522,323
31,563	Booking Holdings Inc.	5,284,593
2,250	Boyd Gaming Corp.	186,030
7,508	Caesars Entertainment Inc.*	218,107
41,955	Carnival Corp., Ltd.	1,177,257
3,730	Cava Group Inc.*	289,672
143,115	Chipotle Mexican Grill Inc., Class A Shares*	4,559,644
1,080	Choice Hotels International Inc.	117,590
2,476	Churchill Downs Inc.	215,932
40,392	Darden Restaurants Inc.	8,236,333
2,737	Domino’s Pizza Inc.	850,058
13,930	DoorDash Inc., Class A Shares*	2,218,910
18,612	DraftKings Inc., Class A Shares*	455,808
4,391	Dutch Bros Inc., Class A Shares*	254,678

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.8% - (continued)
Hotels, Restaurants & Leisure - 1.6% - (continued)
4,537	Expedia Group Inc.	$1,024,409
6,541	Flutter Entertainment PLC*	634,346
16,750	Hilton Worldwide Holdings Inc.	5,488,305
1,498	Hyatt Hotels Corp., Class A Shares	271,677
12,850	Las Vegas Sands Corp.	649,825
8,685	Marriott International Inc., Class A Shares	3,262,086
27,731	McDonald’s Corp.	7,742,495
8,870	MGM Resorts International*	387,353
17,607	Norwegian Cruise Line Holdings Ltd.*	322,912
5,140	Penn Entertainment Inc.*	96,786
3,083	Planet Fitness Inc., Class A Shares*	164,971
12,534	Restaurant Brands International Inc.	936,290
9,834	Royal Caribbean Cruises Ltd.	2,799,052
44,185	Starbucks Corp.	4,381,385
2,606	Texas Roadhouse Inc., Class A Shares	470,696
2,267	Travel + Leisure Co.	154,156
1,412	Vail Resorts Inc.	188,643
7,473	Viking Holdings Ltd.*	688,338
6,820	Wendy’s Co. (The)(a)	52,514
1,095	Wingstop Inc.	171,871
2,710	Wyndham Hotels & Resorts Inc.	217,505
3,055	Wynn Resorts Ltd.	309,227
10,841	Yum! Brands Inc.	1,603,926

	Total Hotels, Restaurants & Leisure	63,844,836

Household Durables - 0.2%
10,227	DR Horton Inc.	1,504,290
6,263	Garmin Ltd.	1,465,041
8,520	Lennar Corp., Class A Shares	764,926
406	Lennar Corp., Class B Shares	35,761
2,054	Mohawk Industries Inc.*	220,641
14,294	Newell Brands Inc.	48,600
103	NVR Inc.*	628,794
7,591	PulteGroup Inc.	897,104
3,280	SharkNinja Inc.*	399,799
7,820	Somnigroup International Inc.	553,734
3,706	Toll Brothers Inc.	513,429
1,082	TopBuild Corp.*	451,713
1,910	Whirlpool Corp.(a)	82,932

	Total Household Durables	7,566,764

Leisure Products - 0.0%@
2,468	Brunswick Corp.	206,720
5,261	Hasbro Inc.	453,340
12,063	Mattel Inc.*	180,221
3,476	YETI Holdings Inc.*	166,744

	Total Leisure Products	1,007,025

Specialty Retail - 1.5%
1,065	AutoNation Inc.*	199,922
628	AutoZone Inc.*	1,843,299
7,914	Bath & Body Works Inc.	158,438
7,437	Best Buy Co., Inc.	579,714
2,409	Burlington Stores Inc.*	780,106
5,565	CarMax Inc.*	248,310
26,098	Carvana Co., Class A Shares*	1,905,154
8,382	Chewy Inc., Class A Shares*	188,930
2,486	Dick’s Sporting Goods Inc.	565,739
2,144	Five Below Inc.*	487,460
4,134	Floor & Decor Holdings Inc., Class A Shares*	212,488
15,273	GameStop Corp., Class A Shares*	323,482
8,569	Gap Inc. (The)	181,234
38,616	Home Depot Inc. (The)	12,246,678

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.8% - (continued)
Specialty Retail - 1.5% - (continued)
968	Lithia Motors Inc., Class A Shares	$281,582
59,638	Lowe’s Cos., Inc.	12,784,002
715	Murphy USA Inc.	361,811
51,956	O’Reilly Automotive Inc.*	4,513,937
746	Penske Automotive Group Inc.	124,858
615	RH*	91,321
12,353	Ross Stores Inc.	2,862,561
105,709	TJX Cos., Inc. (The)	16,358,468
42,133	Tractor Supply Co.	1,328,454
1,730	Ulta Beauty Inc.*	880,311
5,271	Valvoline Inc.*	177,896
3,820	Wayfair Inc., Class A Shares*	276,033
4,601	Williams-Sonoma Inc.	936,626

	Total Specialty Retail	60,898,814

Textiles, Apparel & Luxury Goods - 0.2%
5,561	Amer Sports Inc.*	197,860
1,904	Birkenstock Holding PLC*(a)	85,813
1,059	Columbia Sportswear Co.	70,085
2,074	Crocs Inc.*	246,122
5,718	Deckers Outdoor Corp.*	650,994
3,977	Lululemon Athletica Inc.*	521,703
44,975	NIKE Inc., Class B Shares	2,079,194
8,558	On Holding AG, Class A Shares*	349,338
2,110	PVH Corp.	196,821
1,473	Ralph Lauren Corp., Class A Shares	536,025
7,994	Tapestry Inc.	1,162,807
5,809	Under Armour Inc., Class A Shares*	34,099
7,348	Under Armour Inc., Class C Shares*	42,104
14,114	V.F. Corp.	242,478

	Total Textiles, Apparel & Luxury Goods	6,415,443

	TOTAL CONSUMER DISCRETIONARY	392,950,461

CONSUMER STAPLES - 3.6%
Beverages - 0.9%
309	Boston Beer Co., Inc. (The), Class A Shares*	54,780
1,615	Brown-Forman Corp., Class A Shares	43,169
6,477	Brown-Forman Corp., Class B Shares	166,588
6,499	Celsius Holdings Inc.*	216,222
150,785	Coca-Cola Co. (The)	11,913,523
2,188	Coca-Cola Consolidated Inc.	379,093
5,491	Constellation Brands Inc., Class A Shares	762,261
50,210	Keurig Dr Pepper Inc.	1,507,806
6,334	Molson Coors Beverage Co., Class B Shares	250,383
61,451	Monster Beverage Corp.*	5,412,604
106,997	PepsiCo Inc.	15,427,897
9,419	Primo Brands Corp., Class A Shares	233,591

	Total Beverages	36,367,917

Consumer Staples Distribution & Retail - 1.2%
15,231	Albertsons Cos., Inc., Class A Shares	237,756
5,055	BJ’s Wholesale Club Holdings Inc.*	431,090
1,427	Casey’s General Stores Inc.	1,094,709
19,320	Costco Wholesale Corp.	18,476,102
8,528	Dollar General Corp.	943,282
7,572	Dollar Tree Inc.*	881,684
23,508	Kroger Co. (The)	1,461,022
6,362	Maplebear Inc.*	253,208
5,861	Performance Food Group Co.*	575,492
3,943	Sprouts Farmers Market Inc.*	325,771
18,448	Sysco Corp.	1,398,543
17,571	Target Corp.	2,232,747
8,833	US Foods Holding Corp.*	722,981

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 3.6% - (continued)
Consumer Staples Distribution & Retail - 1.2% - (continued)
168,682	Walmart Inc.	$19,524,941

	Total Consumer Staples Distribution & Retail	48,559,328

Food Products - 0.5%
18,595	Archer-Daniels-Midland Co.	1,483,509
5,285	Bunge Global SA	651,641
7,169	Campbell’s Co. (The)(a)	151,338
18,884	Conagra Brands Inc.	250,780
6,084	Darling Ingredients Inc.*	359,564
6,752	Flowers Foods Inc.	51,585
1,765	Freshpet Inc.*	91,074
20,421	General Mills Inc.	690,434
5,601	Hershey Co. (The)	1,086,762
11,617	Hormel Foods Corp.	269,863
2,480	Ingredion Inc.	251,571
4,026	J.M. Smucker Co. (The)	415,483
33,322	Kraft Heinz Co. (The)	800,061
5,374	Lamb Weston Holdings Inc.	232,049
9,718	McCormick & Co., Inc., Class VTG Shares	460,342
165,070	Mondelez International Inc., Class A Shares	10,097,332
1,530	Pilgrim’s Pride Corp.	43,314
1,918	Post Holdings Inc.*	176,149
8	Seaboard Corp.	40,656
1,974	Smithfield Foods Inc.	50,988
10,998	Tyson Foods Inc., Class A Shares	671,098

	Total Food Products	18,325,593

Household Products - 0.6%
9,217	Church & Dwight Co., Inc.	881,422
4,762	Clorox Co. (The)	428,675
31,246	Colgate-Palmolive Co.	2,816,202
12,936	Kimberly-Clark Corp.	1,262,553
132,562	Procter & Gamble Co. (The)	19,030,601
1,628	Reynolds Consumer Products Inc.	35,279

	Total Household Products	24,454,732

Personal Care Products - 0.0%@
4,599	BellRing Brands Inc.*	38,448
14,644	Coty Inc., Class A Shares*	31,192
2,056	elf Beauty Inc.*	115,136
9,420	Estee Lauder Cos., Inc. (The), Class A Shares	837,909
73,030	Kenvue Inc.	1,261,958

	Total Personal Care Products	2,284,643

Tobacco - 0.4%
65,539	Altria Group Inc.	4,560,204
60,414	Philip Morris International Inc.	10,716,235

	Total Tobacco	15,276,439

	TOTAL CONSUMER STAPLES	145,268,652

ENERGY - 3.2%
Energy Equipment & Services - 0.4%
38,238	Baker Hughes Co., Class A Shares	2,442,643
32,888	Halliburton Co.	1,277,699
14,921	NOV Inc.	297,823
219,689	SLB Ltd.	11,984,035
15,437	TechnipFMC PLC	1,056,200
2,628	Weatherford International PLC	272,366

	Total Energy Equipment & Services	17,330,766

Oil, Gas & Consumable Fuels - 2.8%
12,546	Antero Midstream Corp.	262,964
11,429	Antero Resources Corp.*	408,587
13,726	APA Corp.	500,038
8,210	Cheniere Energy Inc.	1,846,101
72,643	Chevron Corp.	13,254,442

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 3.2% - (continued)
Oil, Gas & Consumable Fuels - 2.8% - (continued)
2,341	Chord Energy Corp.	$308,708
118,799	ConocoPhillips	13,540,710
44,297	Devon Energy Corp.	1,970,773
7,259	Diamondback Energy Inc.	1,389,953
3,863	DT Midstream Inc.	540,743
66,751	EOG Resources Inc.	8,903,248
24,258	EQT Corp.	1,332,492
45,585	Expand Energy Corp.	4,238,493
262,181	Exxon Mobil Corp.	38,084,412
5,944	HF Sinclair Corp.	415,426
74,992	Kinder Morgan Inc.	2,330,751
11,831	Marathon Petroleum Corp.	2,943,198
4,488	Matador Resources Co.	240,557
27,411	Occidental Petroleum Corp.	1,552,285
24,146	ONEOK Inc.	2,026,815
11,120	Ovintiv Inc.	623,165
27,113	Permian Resources Corp., Class A Shares	521,383
15,677	Phillips 66	2,757,271
9,295	Range Resources Corp.	362,040
8,225	Targa Resources Corp.	2,097,951
2,244	Texas Pacific Land Corp.	881,892
11,756	Valero Energy Corp.	2,878,104
6,306	Viper Energy Inc., Class A Shares	286,923
47,294	Williams Cos., Inc. (The)	3,376,319

	Total Oil, Gas & Consumable Fuels	109,875,744

	TOTAL ENERGY	127,206,510

FINANCIALS - 13.3%
Banks - 3.4%
487,419	Bank of America Corp.	25,150,820
3,746	Bank OZK	181,269
826	BOK Financial Corp.	105,761
68,807	Citigroup Inc.	8,662,801
16,552	Citizens Financial Group Inc.	1,030,528
11,714	Columbia Banking System Inc.	347,203
5,276	Commerce Bancshares Inc.	275,513
2,347	Cullen/Frost Bankers Inc.	318,065
5,372	East West Bancorp Inc.	658,285
34,865	Fifth Third Bancorp	1,740,809
353	First Citizens BancShares Inc., Class A Shares	702,650
4,401	First Hawaiian Inc.	118,739
19,088	First Horizon Corp.	462,502
13,319	FNB Corp.	232,816
77,326	Huntington Bancshares Inc.	1,265,053
183,416	JPMorgan Chase & Co.	54,898,243
36,424	KeyCorp	776,924
6,089	M&T Bank Corp.	1,315,894
128,984	NU Holdings Ltd., Class A Shares*	1,693,560
5,705	Pinnacle Financial Partners Inc.	557,607
15,308	PNC Financial Services Group Inc. (The)	3,384,905
2,587	Popular Inc.	384,247
3,688	Prosperity Bancshares Inc.	254,325
34,148	Regions Financial Corp.	956,144
3,922	SouthState Bank Corp.	371,610
1,535	TFS Financial Corp.	24,422
97,607	Truist Financial Corp.	4,705,634
60,558	US Bancorp	3,321,606
6,450	Webster Financial Corp.	469,044
240,765	Wells Fargo & Co.	18,668,918
4,102	Western Alliance Bancorp	326,724
2,514	Wintrust Financial Corp.	377,678

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 3.4% - (continued)
5,249	Zions Bancorp NA	$327,800

	Total Banks	134,068,099

Capital Markets - 4.3%
1,074	Affiliated Managers Group Inc.	325,261
3,614	Ameriprise Financial Inc.	1,610,796
7,346	Ares Management Corp., Class A Shares	943,961
26,803	Bank of New York Mellon Corp. (The)	3,737,142
16,303	Blackrock Inc.	17,067,285
44,495	Blackstone Inc.	5,204,580
24,283	Blue Owl Capital Inc., Class A Shares(a)	249,629
30,765	Brookfield Asset Management Ltd., Class A Shares	1,495,179
579,158	Brookfield Corp.	26,403,813
1,263	Bullish*	44,091
10,023	Carlyle Group Inc. (The)	455,345
8,159	Cboe Global Markets Inc.	2,721,516
182,003	Charles Schwab Corp. (The)	15,897,962
13,958	CME Group Inc., Class A Shares	3,818,071
8,608	Coinbase Global Inc., Class A Shares*	1,627,170
1,374	Evercore Inc., Class A Shares	468,342
1,396	FactSet Research Systems Inc.	342,676
11,504	Franklin Resources Inc.	356,854
632	Freedom Holding Corp./NV*	90,262
22,247	Goldman Sachs Group Inc. (The)	22,815,633
1,631	Hamilton Lane Inc., Class A Shares	142,109
2,147	Houlihan Lokey Inc., Class A Shares	304,144
16,693	Interactive Brokers Group Inc., Class A Shares	1,451,790
76,305	Intercontinental Exchange Inc.	11,281,694
14,506	Invesco Ltd.	412,841
4,857	Janus Henderson Group PLC	251,155
5,982	Jefferies Financial Group Inc.	315,371
118,488	KKR & Co., Inc., Class Miscella Shares	11,367,739
4,256	Lazard Inc., Class A Shares	201,437
3,047	LPL Financial Holdings Inc.	834,177
1,392	MarketAxess Holdings Inc.	181,016
15,906	Moody’s Corp.	7,209,395
44,650	Morgan Stanley(b)	9,287,200
964	Morningstar Inc.	175,467
2,831	MSCI Inc., Class A Shares	1,787,437
17,518	Nasdaq Inc.	1,620,765
7,218	Northern Trust Corp.	1,194,218
6,847	Raymond James Financial Inc.	981,928
28,742	Robinhood Markets Inc., Class A Shares*	2,710,371
18,431	S&P Global Inc.	7,814,744
3,910	SEI Investments Co.	343,611
39,053	State Street Corp.	6,078,209
5,644	Stifel Financial Corp.	395,927
8,203	T. Rowe Price Group Inc.	857,460
4,945	TPG Inc., Class A Shares	210,509
4,423	Tradeweb Markets Inc., Class A Shares	443,406
2,880	Virtu Financial Inc., Class A Shares	144,432
16,475	XP Inc., Class A Shares	274,638

	Total Capital Markets	173,948,758

Consumer Finance - 0.5%
10,306	Ally Financial Inc.	441,200
40,851	American Express Co.	12,928,116
24,369	Capital One Financial Corp.	4,579,666
232	Credit Acceptance Corp.*	133,084
1,325	Figure Technology Solutions Inc., Class A Shares*	46,839
4,457	OneMain Holdings Inc., Class A Shares	246,517
7,658	SLM Corp.	169,395

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Consumer Finance - 0.5% - (continued)
47,476	SoFi Technologies Inc.*	$865,013
14,406	Synchrony Financial	1,029,164

	Total Consumer Finance	20,438,994

Financial Services - 3.5%
10,672	Affirm Holdings Inc., Class A Shares*	785,993
16,083	Apollo Global Management Inc.	2,070,043
92,702	Berkshire Hathaway Inc., Class B Shares*	43,985,245
20,973	Block Inc., Class A Shares*	1,588,076
2,653	Corpay Inc.*	959,855
9,490	Equitable Holdings Inc.	392,412
1,583	Euronet Worldwide Inc.*	114,736
20,384	Fidelity National Information Services Inc.	876,308
21,024	Fiserv Inc.*	1,189,117
9,372	Global Payments Inc.	707,680
2,806	Jack Henry & Associates Inc.	382,514
67,035	MasterCard Inc., Class A Shares	33,113,949
9,490	MGIC Investment Corp.	239,338
36,691	PayPal Holdings Inc.	1,641,922
37,148	Rocket Cos., Inc., Class A Shares*	539,018
2,577	Shift4 Payments Inc., Class A Shares*	114,831
18,464	Toast Inc., Class A Shares*	480,618
7,169	UWM Holdings Corp.	21,937
150,880	Visa Inc., Class A Shares	49,241,197
3,710	Voya Financial Inc.	301,326
6,565	Western Union Co. (The)	53,373
1,317	WEX Inc.*	190,912

	Total Financial Services	138,990,400

Insurance - 1.6%
18,616	Aflac Inc.	2,092,811
10,203	Allstate Corp. (The)	2,102,736
2,610	American Financial Group Inc.	338,778
21,415	American International Group Inc.	1,589,635
8,151	Aon PLC, Class A Shares	2,576,205
13,859	Arch Capital Group Ltd.*	1,238,163
21,440	Arthur J. Gallagher & Co.	4,311,798
2,048	Assurant Inc.	509,686
1,733	Assured Guaranty Ltd.	128,606
2,773	Axis Capital Holdings Ltd.	263,241
2,310	Brighthouse Financial Inc.*	144,490
11,351	Brown & Brown Inc.	638,494
14,188	Chubb Ltd.	4,422,825
5,935	Cincinnati Financial Corp.	934,288
963	CNA Financial Corp.	40,504
1,615	Everest Group Ltd.	523,308
9,850	Fidelity National Financial Inc.	466,397
3,758	First American Financial Corp.	248,892
3,065	Globe Life Inc.	469,681
1,435	Hanover Insurance Group Inc. (The)	267,197
82,423	Hartford Insurance Group Inc. (The)	10,478,436
2,356	Kemper Corp.	58,122
908	Kinsale Capital Group Inc.	276,731
4,161	Lincoln National Corp.	146,842
6,523	Loews Corp.	675,457
467	Markel Group Inc.*	847,880
30,642	Marsh & McLennan Cos., Inc.	4,901,801
21,587	MetLife Inc.	1,785,029
8,946	Old Republic International Corp.	333,060
1,260	Primerica Inc.	340,162
8,472	Principal Financial Group Inc.	877,869
22,725	Progressive Corp. (The)	4,326,840

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Insurance - 1.6% - (continued)
13,575	Prudential Financial Inc.	$1,366,188
2,532	Reinsurance Group of America Inc., Class A Shares	508,274
1,869	RenaissanceRe Holdings Ltd.	523,974
3,072	RLI Corp.	153,723
3,969	Ryan Specialty Holdings Inc., Class A Shares	126,413
37,501	Travelers Cos., Inc. (The)	10,946,167
6,489	Unum Group	540,079
91	White Mountains Insurance Group Ltd.	187,899
3,739	Willis Towers Watson PLC	933,516
11,268	WR Berkley Corp.	715,969

	Total Insurance	64,358,166

Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
40,828	AGNC Investment Corp.	425,020
49,077	Annaly Capital Management Inc.	1,072,332
21,225	Rithm Capital Corp.	197,817
12,912	Starwood Property Trust Inc.	220,537

	Total Mortgage Real Estate Investment Trusts (REITs)	1,915,706

	TOTAL FINANCIALS	533,720,123

HEALTH CARE - 8.4%
Biotechnology - 1.8%
96,491	AbbVie Inc.	21,008,021
8,976	Alnylam Pharmaceuticals Inc.*	2,710,572
36,424	Amgen Inc.	12,267,239
5,611	Biogen Inc.*	1,099,756
7,345	BioMarin Pharmaceutical Inc.*	420,795
848	Caris Life Sciences Inc.*	14,179
10,456	Exelixis Inc.*	527,819
120,117	Gilead Sciences Inc.	16,147,328
4,484	Halozyme Therapeutics Inc.*	298,365
6,195	Incyte Corp.*	599,304
8,145	Insmed Inc.*	870,782
12,128	Ionis Pharmaceuticals Inc.*	927,792
13,807	Moderna Inc.*	651,552
4,998	Natera Inc.*	1,116,403
3,922	Neurocrine Biosciences Inc.*	620,853
3,925	Regeneron Pharmaceuticals Inc.	2,413,012
6,667	Revolution Medicines Inc.*	1,049,919
19,157	Roivant Sciences Ltd.*	574,518
3,296	Sarepta Therapeutics Inc.*	58,900
4,355	Summit Therapeutics Inc.*	76,387
3,007	Ultragenyx Pharmaceutical Inc.*	71,988
1,649	United Therapeutics Corp.*	918,196
19,897	Vertex Pharmaceuticals Inc.*	8,904,703
4,089	Viking Therapeutics Inc.*	133,874

	Total Biotechnology	73,482,257

Health Care Equipment & Supplies - 1.6%
164,260	Abbott Laboratories	14,060,656
2,746	Align Technology Inc.*	480,413
19,813	Baxter International Inc.	372,088
38,952	Becton Dickinson & Co.	5,730,618
213,453	Boston Scientific Corp.*	10,311,914
7,737	Cooper Cos Inc. (The)*	473,582
7,963	DENTSPLY SIRONA Inc.	83,373
15,022	DexCom Inc.*	1,107,722
22,398	Edwards Lifesciences Corp.*	1,936,755
6,280	Envista Holdings Corp.*	147,894
17,746	GE HealthCare Technologies Inc.	1,106,286
4,297	Globus Medical Inc., Class A Shares*	351,838
5,438	IDEXX Laboratories Inc.*	3,064,476
1,075	Inspire Medical Systems Inc.*	44,462

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 8.4% - (continued)
Health Care Equipment & Supplies - 1.6% - (continued)
2,682	Insulet Corp.*	$388,729
28,621	Intuitive Surgical Inc.*	12,153,621
1,772	Masimo Corp.*	316,213
49,725	Medtronic PLC	3,670,202
1,439	Penumbra Inc.*	458,034
5,657	ResMed Inc.	1,078,055
5,818	Solventum Corp.*	436,059
3,779	STERIS PLC	803,907
20,400	Stryker Corp.	6,223,836
1,643	Teleflex Inc.	211,356
7,690	Zimmer Biomet Holdings Inc.	633,118

	Total Health Care Equipment & Supplies	65,645,207

Health Care Providers & Services - 1.4%
3,457	Acadia Healthcare Co., Inc.*	80,202
9,222	Cardinal Health Inc.	1,814,890
29,188	Cencora Inc.	7,862,080
18,683	Centene Corp.*	1,113,507
538	Chemed Corp.	229,408
10,256	Cigna Group (The)	2,845,014
48,396	CVS Health Corp.	4,403,068
1,402	DaVita Inc.*	272,493
8,610	Elevance Health Inc.	3,385,366
3,892	Encompass Health Corp.	411,968
6,424	HCA Healthcare Inc.	2,431,741
4,492	Henry Schein Inc.*	343,997
4,635	Humana Inc.	1,415,622
3,204	Labcorp Holdings Inc.	833,232
4,886	McKesson Corp.	3,627,562
2,072	Molina Healthcare Inc.*	359,699
4,261	Quest Diagnostics Inc.	830,469
3,523	Tenet Healthcare Corp.*	617,652
58,218	UnitedHealth Group Inc.	22,140,888
2,137	Universal Health Services Inc., Class B Shares	312,237

	Total Health Care Providers & Services	55,331,095

Health Care Technology - 0.1%
4,868	Certara Inc.*	28,332
5,427	Doximity Inc., Class A Shares*	116,138
25,449	Veeva Systems Inc., Class A Shares*	4,436,778

	Total Health Care Technology	4,581,248

Life Sciences Tools & Services - 1.1%
11,044	Agilent Technologies Inc.	1,496,793
25,075	Avantor Inc.*	228,684
779	Bio-Rad Laboratories Inc., Class A Shares*	243,422
5,961	Bio-Techne Corp.	308,065
3,796	Bruker Corp.	223,547
1,846	Charles River Laboratories International Inc.*	333,591
85,259	Danaher Corp.	15,574,262
5,843	Illumina Inc.*	952,175
6,540	IQVIA Holdings Inc.*	1,191,653
920	Medpace Holdings Inc.*	411,341
816	Mettler-Toledo International Inc.*	963,353
7,855	QIAGEN NV	287,415
2,106	Repligen Corp.*	261,039
4,502	Revvity Inc.	470,684
7,677	Sotera Health Co.*	120,068
3,672	Tempus AI Inc., Class A Shares*	185,326
35,836	Thermo Fisher Scientific Inc.	17,649,588
3,813	Waters Corp.*	1,462,552
2,731	West Pharmaceutical Services Inc.	881,594

	Total Life Sciences Tools & Services	43,245,152

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 8.4% - (continued)
Pharmaceuticals - 2.4%
79,034	Bristol-Myers Squibb Co.	$4,519,164
3,463	Corcept Therapeutics Inc.*	240,644
19,067	Elanco Animal Health Inc.*	454,748
31,060	Eli Lilly & Co.	34,321,300
2,233	Jazz Pharmaceuticals PLC*	528,082
93,296	Johnson & Johnson	21,022,388
188,830	Merck & Co., Inc.	22,417,898
9,133	Organon & Co.	121,834
4,817	Perrigo Co. PLC	53,228
220,252	Pfizer Inc.	5,766,197
43,086	Roche Holding AG, ADR	2,257,706
14,906	Royalty Pharma PLC, Class A Shares	831,158
44,392	Viatris Inc.	721,814
17,227	Zoetis Inc., Class A Shares	1,338,366

	Total Pharmaceuticals	94,594,527

	TOTAL HEALTH CARE	336,879,486

INDUSTRIALS - 10.1%
Aerospace & Defense - 3.1%
54,982	Airbus SE, ADR	2,862,913
5,222	ATI Inc.*	914,685
2,889	Axon Enterprise Inc.*	1,296,352
62,132	Boeing Co. (The)*	14,361,812
3,594	BWX Technologies Inc.	703,993
1,828	Carpenter Technology Corp.	857,295
1,442	Curtiss-Wright Corp.	1,078,054
3,965	FTAI Aviation Ltd.	1,032,248
9,769	General Dynamics Corp.	3,388,085
54,885	General Electric Co.	17,769,568
1,618	HEICO Corp.	563,355
25,315	HEICO Corp., Class A Shares	6,577,090
3,059	Hexcel Corp.	274,668
15,540	Howmet Aerospace Inc.	4,013,205
1,506	Huntington Ingalls Industries Inc.	464,104
1,924	Karman Holdings Inc.*	110,630
7,258	L3Harris Technologies Inc.	2,287,576
2,772	Leonardo DRS Inc.	135,163
1,549	Loar Holdings Inc.*	99,879
7,999	Lockheed Martin Corp.	4,243,070
5,261	Northrop Grumman Corp.	2,965,520
15,877	Rocket Lab Corp.*	2,278,032
143,970	RTX Corp.	25,865,650
7,451	StandardAero Inc.*	213,397
71,549	Textron Inc.	6,565,336
16,536	TransDigm Group Inc.	20,807,579
2,364	Woodward Inc.	827,471

	Total Aerospace & Defense	122,556,730

Air Freight & Logistics - 0.2%
4,552	CH Robinson Worldwide Inc.	813,215
5,244	Expeditors International of Washington Inc.	828,500
8,323	FedEx Corp.	3,426,995
4,239	GXO Logistics Inc.*	212,416
28,454	United Parcel Service Inc., Class B Shares	3,035,757

	Total Air Freight & Logistics	8,316,883

Building Products - 0.6%
2,661	AAON Inc.	373,072
2,808	Advanced Drainage Systems Inc.	390,761
3,417	Allegion PLC	444,449
4,499	AO Smith Corp.	255,183
1,615	Armstrong World Industries Inc.	255,009
4,168	Builders FirstSource Inc.*	317,852

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 10.1% - (continued)
Building Products - 0.6% - (continued)
1,638	Carlisle Cos., Inc.	$564,799
126,308	Carrier Global Corp.	8,067,292
4,884	Fortune Brands Innovations Inc.	190,183
7,386	Hayward Holdings Inc.*	104,216
25,597	Johnson Controls International PLC	3,431,534
1,244	Lennox International Inc.	624,687
7,962	Masco Corp.	559,330
38,029	Owens Corning	4,784,809
1,563	Simpson Manufacturing Co., Inc.	296,564
8,607	Trane Technologies PLC	3,884,339
4,414	Trex Co., Inc.*	182,740

	Total Building Products	24,726,819

Commercial Services & Supplies - 0.3%
13,384	Cintas Corp.	2,292,144
1,976	Clean Harbors Inc.*	555,315
34,315	Copart Inc.*	1,124,502
1,397	MSA Safety Inc.	231,623
7,131	RB Global Inc.	758,382
7,846	Republic Services Inc., Class A Shares	1,572,652
10,700	Rollins Inc.	509,320
10,334	Tetra Tech Inc.	284,082
9,231	Veralto Corp.	759,065
14,356	Waste Management Inc.	3,035,720

	Total Commercial Services & Supplies	11,122,805

Construction & Engineering - 0.5%
5,105	AECOM	354,134
14,340	API Group Corp.*	587,940
1,340	Comfort Systems USA Inc.	2,449,801
1,718	EMCOR Group Inc.	1,420,477
1,995	Everus Construction Group Inc.*	296,796
2,412	MasTec Inc.*	912,628
19,822	Quanta Services Inc.	14,107,912
767	Valmont Industries Inc.	398,694
6,413	WillScot Holdings Corp.	165,007

	Total Construction & Engineering	20,693,389

Electrical Equipment - 1.4%
1,169	Acuity Inc.	356,674
8,914	AMETEK Inc.	2,013,227
28,962	Eaton Corp. PLC	11,602,177
21,845	Emerson Electric Co.	3,141,748
17,558	GE Vernova Inc.	17,001,762
2,266	Generac Holdings Inc.*	629,744
2,066	Hubbell Inc., Class B Shares	978,478
6,139	nVent Electric PLC	1,025,152
2,593	Regal Rexnord Corp.	523,164
26,103	Rockwell Automation Inc.	11,774,019
5,620	Sensata Technologies Holding PLC	277,572
14,771	Vertiv Holdings Co., Class A Shares	4,663,352

	Total Electrical Equipment	53,987,069

Ground Transportation - 1.0%
546	Avis Budget Group Inc.*	96,009
294,868	CSX Corp.	13,345,726
3,000	JB Hunt Transport Services Inc.	829,290
6,113	Knight-Swift Transportation Holdings Inc., Class A Shares	462,326
1,263	Landstar System Inc.	261,315
15,199	Lyft Inc., Class A Shares*	214,458
8,802	Norfolk Southern Corp.	2,684,258
7,144	Old Dominion Freight Line Inc.	1,608,472
1,473	Ryder System Inc.	369,502
1,036	Saia Inc.*	489,375

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 10.1% - (continued)
Ground Transportation - 1.0% - (continued)
1,968	Schneider National Inc., Class B Shares	$69,549
169,173	Uber Technologies Inc.*	11,909,779
219	U-Haul Holding Co.*	12,678
3,821	U-Haul Holding Co.-Non Voting	198,768
23,181	Union Pacific Corp.	6,088,258
4,490	XPO Inc.*	961,982

	Total Ground Transportation	39,601,745

Industrial Conglomerates - 0.2%
20,664	3M Co.	3,164,278
24,647	Honeywell International Inc.	5,862,536

	Total Industrial Conglomerates	9,026,814

Machinery - 1.7%
2,371	AGCO Corp.	266,216
3,102	Allison Transmission Holdings Inc.	352,170
17,942	Caterpillar Inc.	15,714,860
34,021	CNH Industrial NV	347,354
1,934	Crane Co.	353,922
5,337	Cummins Inc.	3,451,064
9,472	Deere & Co.	5,135,529
4,501	Donaldson Co., Inc.	368,497
5,217	Dover Corp.	1,102,665
2,127	Esab Corp.	196,599
4,928	Flowserve Corp.	372,113
12,875	Fortive Corp.	750,870
10,080	Gates Industrial Corp. PLC*	261,274
6,412	Graco Inc.	483,785
6,132	IDEX Corp.	1,292,810
11,223	Illinois Tool Works Inc.	2,775,223
15,345	Ingersoll Rand Inc.	1,099,316
3,213	ITT Inc.	626,535
2,103	Lincoln Electric Holdings Inc.	543,604
1,886	Middleby Corp. (The)*	292,349
4,184	Mueller Industries Inc.	538,062
2,119	Nordson Corp.	608,852
2,411	Oshkosh Corp.	313,430
91,892	Otis Worldwide Corp.	6,509,629
19,880	PACCAR Inc.	2,194,156
19,751	Parker-Hannifin Corp.	16,682,287
6,309	Pentair PLC	446,930
1,208	RBC Bearings Inc.*	690,928
1,995	Snap-on Inc.	740,564
6,015	Stanley Black & Decker Inc.	477,711
2,424	Timken Co. (The)	310,224
3,896	Toro Co. (The)	350,173
6,577	Westinghouse Air Brake Technologies Corp.	1,717,649
9,335	Xylem Inc.	1,022,556

	Total Machinery	68,389,906

Marine Transportation - 0.0%@
2,101	Kirby Corp.*	295,380

Passenger Airlines - 0.4%
4,577	Alaska Air Group Inc.*	210,634
24,354	American Airlines Group Inc.*	356,543
147,963	Delta Air Lines Inc.	12,203,988
18,757	Southwest Airlines Co.	805,613
12,613	United Airlines Holdings Inc.*	1,447,972

	Total Passenger Airlines	15,024,750

Professional Services - 0.3%
6,235	Amentum Holdings Inc.*	144,839
15,723	Automatic Data Processing Inc.	3,487,990
4,600	Booz Allen Hamilton Holding Corp., Class A Shares	364,228

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 10.1% - (continued)
Professional Services - 0.3% - (continued)
4,480	Broadridge Financial Solutions Inc.	$688,666
847	CACI International Inc., Class A Shares*	434,943
13,281	Clarivate PLC*	33,601
1,878	Concentrix Corp.	53,129
9,487	Equifax Inc.	1,572,850
5,795	ExlService Holdings Inc.*	168,229
1,290	FTI Consulting Inc.*	197,602
6,228	Genpact Ltd.	205,213
4,659	Jacobs Solutions Inc.	558,428
4,836	KBR Inc.	169,018
4,963	Leidos Holdings Inc.	634,271
1,632	ManpowerGroup Inc.	51,620
2,055	Parsons Corp.*	121,451
12,535	Paychex Inc.	1,215,644
2,077	Paycom Software Inc.	290,095
1,710	Paylocity Holding Corp.*	196,530
3,614	Robert Half Inc.	106,396
1,747	Science Applications International Corp.	182,037
16,404	SS&C Technologies Holdings Inc.	1,107,598
7,691	TransUnion	550,368
5,392	Verisk Analytics Inc., Class A Shares	943,546

	Total Professional Services	13,478,292

Trading Companies & Distributors - 0.4%
1,482	Applied Industrial Technologies Inc.	450,246
7,570	Core & Main Inc., Class A Shares*	374,336
44,373	Fastenal Co.	1,961,287
7,444	Ferguson Enterprises Inc.	1,682,121
1,634	MSC Industrial Direct Co., Inc., Class A Shares	178,874
23,648	QXO Inc.*(a)	407,928
1,635	SiteOne Landscape Supply Inc.*	177,561
2,471	United Rentals Inc.	2,460,300
1,340	Watsco Inc.	491,914
1,859	WESCO International Inc.	671,415
6,153	WW Grainger Inc.	7,594,279

	Total Trading Companies & Distributors	16,450,261

	TOTAL INDUSTRIALS	403,670,843

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 1.6%
75,714	Arista Networks Inc.*	12,074,112
5,474	Ciena Corp.*	3,176,179
310,866	Cisco Systems Inc.	37,434,484
2,221	F5 Inc.*	851,642
2,741	Lumentum Holdings Inc.*	2,343,445
22,502	Motorola Solutions Inc.	9,074,607
142	Ubiquiti Inc.	82,908

	Total Communications Equipment	65,037,377

Electronic Equipment, Instruments & Components - 0.8%
82,023	Amphenol Corp., Class A Shares	12,201,741
2,063	Arrow Electronics Inc.*	442,782
3,175	Avnet Inc.	276,003
5,188	CDW Corp.	650,835
6,666	Cognex Corp.	438,956
6,028	Coherent Corp.*	2,178,941
30,255	Corning Inc.	5,480,996
1,955	Crane NXT Co.	75,932
14,374	Flex Ltd.*	2,167,312
932	Ingram Micro Holding Corp.	26,329
1,039	IPG Photonics Corp.*	118,986
4,077	Jabil Inc.	1,486,311
6,674	Keysight Technologies Inc.*	2,258,014

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 33.3% - (continued)
Electronic Equipment, Instruments & Components - 0.8% - (continued)
978	Littelfuse Inc.	$456,599
4,280	Ralliant Corp.	264,804
2,887	TD SYNNEX Corp.	754,315
1,799	Teledyne Technologies Inc.*	1,115,074
5,484	Vontier Corp.	155,636
1,963	Zebra Technologies Corp., Class A Shares*	478,246

	Total Electronic Equipment, Instruments & Components	31,027,812

IT Services - 0.9%
24,271	Accenture PLC, Class A Shares	4,540,376
5,498	Akamai Technologies Inc.*	822,171
4,164	Amdocs Ltd.	262,207
12,092	Cloudflare Inc., Class A Shares*	2,924,087
18,621	Cognizant Technology Solutions Corp., Class A Shares	1,038,214
6,303	DXC Technology Co.*	62,463
2,058	EPAM Systems Inc.*	210,863
2,843	Gartner Inc.*	461,135
1,557	Globant SA*	62,840
5,141	GoDaddy Inc., Class A Shares*	441,252
60,643	International Business Machines Corp.	18,059,485
9,372	Kyndryl Holdings Inc.*	116,869
3,029	MongoDB Inc., Class A Shares*	1,016,381
6,420	Okta Inc., Class A Shares*	791,393
12,753	Snowflake Inc., Class A Shares*	3,259,029
5,589	Twilio Inc., Class A Shares*	1,065,487
3,233	VeriSign Inc.	922,634

	Total IT Services	36,056,886

Semiconductors & Semiconductor Equipment - 15.6%
62,429	Advanced Micro Devices Inc.*	32,219,607
4,884	Allegro MicroSystems Inc.*	233,797
4,613	Amkor Technology Inc.	320,880
19,227	Analog Devices Inc.	7,957,094
31,096	Applied Materials Inc.	13,995,066
3,190	ASML Holding NV, Class REG Shares, ADR	5,144,704
4,823	Astera Labs Inc.*	1,653,566
256,917	Broadcom Inc.	114,782,808
2,066	Cirrus Logic Inc.*	351,117
4,833	Enphase Energy Inc.*	330,384
5,827	Entegris Inc.	808,729
3,904	First Solar Inc.*	1,197,708
4,109	GLOBALFOUNDRIES Inc.*	328,597
171,087	Intel Corp.*	19,620,257
5,109	KLA Corp.	9,818,016
48,677	Lam Research Corp.	15,488,048
5,143	Lattice Semiconductor Corp.*	756,432
2,448	MACOM Technology Solutions Holdings Inc.*	892,639
33,546	Marvell Technology Inc.	6,876,930
20,430	Microchip Technology Inc.	1,933,699
72,617	Micron Technology Inc.	70,511,107
2,645	MKS Inc.	857,668
1,785	Monolithic Power Systems Inc.	2,795,685
1,252,074	NVIDIA Corp.	264,362,904
54,774	ON Semiconductor Corp.*	6,606,840
1,906	Onto Innovation Inc.*	492,205
40,309	Qnity Electronics Inc.	6,288,204
3,443	Qorvo Inc.*	356,557
41,884	QUALCOMM Inc.	10,513,722
5,962	Skyworks Solutions Inc.	464,142
15,024	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,286,793
6,096	Teradyne Inc.	2,281,794
48,781	Texas Instruments Inc.	14,911,376

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 33.3% - (continued)
Semiconductors & Semiconductor Equipment - 15.6% - (continued)
1,696	Universal Display Corp.	$156,236

	Total Semiconductors & Semiconductor Equipment	621,595,311

Software - 8.6%
16,219	Adobe Inc.*	4,204,127
870	Appfolio Inc., Class A Shares*	140,218
9,263	AppLovin Corp., Class A Shares*	5,679,053
6,334	Atlassian Corp., Class A Shares*	681,602
44,462	Aurora Innovation Inc., Class A Shares*	326,351
8,217	Autodesk Inc.*	1,900,674
5,860	Bentley Systems Inc., Class B Shares	191,270
3,738	BILL Holdings Inc.*	138,381
40,520	Cadence Design Systems Inc.*	15,192,164
20,430	CCC Intelligent Solutions Holdings Inc.*	96,021
1,729	Circle Internet Group Inc., Class A Shares*	195,377
1,544	Constellation Software Inc.	3,162,112
9,594	Crowdstrike Holdings Inc., Class A Shares*	7,013,214
21,359	Datadog Inc., Class A Shares*	5,283,149
7,648	Docusign Inc., Class A Shares*	401,673
2,300	Dolby Laboratories Inc., Class A Shares	128,363
8,365	Dropbox Inc., Class A Shares*	224,851
11,112	Dynatrace Inc.*	473,260
3,532	Elastic NV*	228,520
2,226	Fair Isaac Corp.*	2,783,813
24,558	Fortinet Inc.*	3,388,267
20,768	Gen Digital Inc.	535,607
5,533	Gitlab Inc., Class A Shares*	171,800
3,232	Guidewire Software Inc.*	493,429
1,943	HubSpot Inc.*	428,684
16,466	Intuit Inc.	5,458,973
2,270	Manhattan Associates Inc.*	340,614
442,225	Microsoft Corp.	199,107,384
3,979	nCino Inc.*	63,982
9,971	Nutanix Inc., Class A Shares*	519,190
107,482	Oracle Corp.	24,267,286
84,697	Palantir Technologies Inc., Class A Shares*	13,258,468
59,977	Palo Alto Networks Inc.*	16,894,921
3,404	Pegasystems Inc.	121,625
4,562	Procore Technologies Inc.*	225,773
9,018	PTC Inc.*	1,251,067
2,856	RingCentral Inc., Class A Shares	123,693
4,159	Roper Technologies Inc.	1,353,879
5,106	Rubrik Inc., Class A Shares*	401,485
2,669	SailPoint Inc.*	50,257
36,205	Salesforce Inc.	6,918,776
11,908	Samsara Inc., Class A Shares*	416,661
11,808	SentinelOne Inc., Class A Shares*	195,422
57,824	ServiceNow Inc.*	7,191,571
10,395	Strategy Inc., Class A Shares*	1,653,741
13,962	Synopsys Inc.*	6,640,606
3,899	Teradata Corp.*	132,761
9,191	Trimble Inc.*	518,464
1,655	Tyler Technologies Inc.*	518,263
16,384	UiPath Inc., Class A Shares*	192,021
12,518	Unity Software Inc.*	381,424
8,340	Workday Inc., Class A Shares*	1,219,225
10,444	Zoom Communications Inc., Class A Shares*	1,061,006
3,815	Zscaler Inc.*	533,070

	Total Software	344,473,588

Technology Hardware, Storage & Peripherals - 5.8%
624,609	Apple Inc.	194,915,485

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 33.3% - (continued)
Technology Hardware, Storage & Peripherals - 5.8% - (continued)
12,349	Dell Technologies Inc., Class C Shares	$5,197,818
12,109	Everpure Inc., Class A Shares*	962,787
51,111	Hewlett Packard Enterprise Co.	2,199,817
36,153	HP Inc.	977,577
7,865	NetApp Inc.	1,370,791
5,223	Sandisk Corp.*	8,852,880
12,588	Seagate Technology Holdings PLC	11,074,922
19,940	Super Micro Computer Inc.*	919,035
13,231	Western Digital Corp.	7,028,439

	Total Technology Hardware, Storage & Peripherals	233,499,551

	TOTAL INFORMATION TECHNOLOGY	1,331,690,525

MATERIALS - 2.5%
Chemicals - 1.3%
8,555	Air Products & Chemicals Inc.	2,383,594
4,563	Albemarle Corp.	805,004
1,640	Ashland Inc.	94,956
7,996	Axalta Coating Systems Ltd.*	246,037
4,427	Celanese Corp., Class A Shares	235,207
6,374	CF Industries Holdings Inc.	716,119
26,456	Corteva Inc.	2,070,976
27,256	Dow Inc.	919,890
80,629	DuPont de Nemours Inc.	3,904,056
4,550	Eastman Chemical Co.	345,208
9,682	Ecolab Inc.	2,478,592
8,583	Element Solutions Inc.	364,177
4,761	FMC Corp.	65,035
7,288	Huntsman Corp.	111,871
9,868	International Flavors & Fragrances Inc.	750,461
55,699	Linde PLC	27,720,835
9,567	LyondellBasell Industries NV, Class A Shares	637,641
11,860	Mosaic Co. (The)	283,454
236	NewMarket Corp.	182,565
4,617	Olin Corp.	119,442
8,698	PPG Industries Inc.	982,700
4,883	RPM International Inc.	517,451
1,843	Scotts Miracle-Gro Co. (The)	108,737
20,752	Sherwin-Williams Co. (The)	6,305,288
6,247	Solstice Advanced Materials Inc.	526,185
1,201	Westlake Corp.	104,283

	Total Chemicals	52,979,764

Construction Materials - 0.4%
26,235	CRH PLC	2,854,106
1,205	Eagle Materials Inc.	266,522
5,576	James Hardie Industries PLC*	129,809
16,929	Martin Marietta Materials Inc.	9,846,583
10,279	Vulcan Materials Co.	2,908,135

	Total Construction Materials	16,005,155

Containers & Packaging - 0.2%
17,575	Amcor PLC	682,261
2,485	AptarGroup Inc.	287,887
2,923	Avery Dennison Corp.	464,961
10,995	Ball Corp.	601,097
4,539	Crown Holdings Inc.	431,568
10,630	Graphic Packaging Holding Co.	119,694
20,429	International Paper Co.	683,759
3,453	Packaging Corp. of America	755,896
3,666	Silgan Holdings Inc.	137,695
20,058	Smurfit Westrock PLC	825,387
4,026	Sonoco Products Co.	195,986

	Total Containers & Packaging	5,186,191

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 2.5% - (continued)
Metals & Mining - 0.6%
9,954	Alcoa Corp.	$772,829
19,307	Anglogold Ashanti PLC	1,869,690
21,037	Cleveland-Cliffs Inc.*	286,103
175,398	Freeport-McMoRan Inc.	11,525,403
4,913	MP Materials Corp.*	317,871
42,610	Newmont Corp.	4,679,004
8,909	Nucor Corp.	2,227,250
2,063	Reliance Inc.	785,528
3,152	Royal Gold Inc.	707,561
3,265	Southern Copper Corp.	624,594
5,337	Steel Dynamics Inc.	1,388,421

	Total Metals & Mining	25,184,254

Paper & Forest Products - 0.0%@
2,542	Louisiana-Pacific Corp.	194,158

	TOTAL MATERIALS	99,549,522

REAL ESTATE - 1.9%
Diversified REITs - 0.0%@
8,281	WP Carey Inc.	616,272

Health Care REITs - 0.2%
6,719	Alexandria Real Estate Equities Inc.	333,800
13,737	Healthcare Realty Trust Inc., Class A Shares	273,641
27,062	Healthpeak Properties Inc.	518,237
22,278	Medical Properties Trust Inc.	113,841
11,237	Omega Healthcare Investors Inc.	525,442
18,159	Ventas Inc.	1,532,983
26,668	Welltower Inc.	5,475,740

	Total Health Care REITs	8,773,684

Hotel & Resort REITs - 0.0%@
25,965	Host Hotels & Resorts Inc.	596,676
7,890	Park Hotels & Resorts Inc.	95,706

	Total Hotel & Resort REITs	692,382

Industrial REITs - 0.4%
10,137	Americold Realty Trust Inc.	159,050
2,120	EastGroup Properties Inc.	428,049
4,921	First Industrial Realty Trust Inc.	304,462
3,054	Lineage Inc.	135,628
82,111	Prologis Inc.	11,780,465
8,855	Rexford Industrial Realty Inc.	314,087
7,437	STAG Industrial Inc.	281,639

	Total Industrial REITs	13,403,380

Office REITs - 0.0%@
6,271	BXP Inc.	376,323
6,031	Cousins Properties Inc.	161,691
4,488	Highwoods Properties Inc.	117,137
4,292	Kilroy Realty Corp.	147,087
6,515	Vornado Realty Trust	219,881

	Total Office REITs	1,022,119

Real Estate Management & Development - 0.1%
11,498	CBRE Group Inc., Class A Shares*	1,437,710
16,065	CoStar Group Inc.*	517,293
1,134	Howard Hughes Holdings Inc.*	71,839
1,823	Jones Lang LaSalle Inc.*	514,651
1,804	Zillow Group Inc., Class A Shares*	63,789
6,417	Zillow Group Inc., Class C Shares*	224,595

	Total Real Estate Management & Development	2,829,877

Residential REITs - 0.2%
13,128	American Homes 4 Rent, Class A Shares	421,146
5,568	AvalonBay Communities Inc.	1,016,216
4,036	Camden Property Trust	430,076
51,750	Equity LifeStyle Properties Inc.	3,196,598

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 1.9% - (continued)
Residential REITs - 0.2% - (continued)
14,609	Equity Residential	$956,159
2,512	Essex Property Trust Inc.	684,872
23,695	Invitation Homes Inc.	693,079
4,503	Mid-America Apartment Communities Inc.	581,202
4,787	Sun Communities Inc.	591,960
12,637	UDR Inc.	466,305

	Total Residential REITs	9,037,613

Retail REITs - 0.2%
4,490	Agree Realty Corp.	332,933
11,755	Brixmor Property Group Inc.	359,233
3,258	Federal Realty Investment Trust	389,755
26,176	Kimco Realty Corp.	630,318
7,136	NNN REIT Inc.	317,623
35,331	Realty Income Corp.	2,165,084
6,987	Regency Centers Corp.	540,444
12,601	Simon Property Group Inc.	2,582,071

	Total Retail REITs	7,317,461

Specialized REITs - 0.8%
46,651	American Tower Corp.	8,721,871
16,811	Crown Castle Inc.	1,538,206
8,798	CubeSmart	351,920
13,281	Digital Realty Trust Inc.	2,523,390
2,873	EPR Properties	163,905
3,796	Equinix Inc.	4,054,280
8,199	Extra Space Storage Inc.	1,183,198
2,597	Fermi Inc.*	18,127
21,553	Gaming & Leisure Properties Inc.	1,012,344
11,229	Iron Mountain Inc.	1,440,119
3,273	Lamar Advertising Co., Class A Shares	499,002
5,733	Millrose Properties Inc.	161,785
2,526	National Storage Affiliates Trust	107,734
24,523	Public Storage	7,447,390
11,495	Rayonier Inc.	240,131
4,195	SBA Communications Corp., Class A Shares	852,256
41,554	VICI Properties Inc., Class A Shares	1,172,654
28,152	Weyerhaeuser Co.	690,005

	Total Specialized REITs	32,178,317

	TOTAL REAL ESTATE	75,871,105

UTILITIES - 1.9%
Electric Utilities - 1.3%
10,023	Alliant Energy Corp.	717,747
20,801	American Electric Power Co., Inc.	2,634,863
22,608	Constellation Energy Corp.	6,505,452
90,151	Duke Energy Corp.	11,064,232
14,913	Edison International	1,043,015
17,289	Entergy Corp.	1,885,366
8,930	Evergy Inc.	732,617
14,505	Eversource Energy	990,256
39,098	Exelon Corp.	1,784,433
21,169	FirstEnergy Corp.	982,030
2,153	IDACORP Inc.	302,001
167,640	NextEra Energy Inc.	14,586,356
7,466	NRG Energy Inc.	1,001,041
7,685	OGE Energy Corp.	362,963
85,001	PG&E Corp.	1,388,916
4,674	Pinnacle West Capital Corp.	466,185
28,384	PPL Corp.	1,004,510
42,586	Southern Co. (The)	3,920,041
22,893	Xcel Energy Inc.	1,819,994

	Total Electric Utilities	53,192,018

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
UTILITIES - 1.9% - (continued)
Gas Utilities - 0.1%
6,251	Atmos Energy Corp.	$1,057,232
7,789	MDU Resources Group Inc.	164,192
3,497	National Fuel Gas Co.	270,143
8,403	UGI Corp.	293,433

	Total Gas Utilities	1,785,000

Independent Power & Renewable Electricity Producers - 0.1%
27,040	AES Corp. (The)	396,677
5,487	Brookfield Renewable Corp.	219,370
4,506	Clearway Energy Inc., Class C Shares	185,467
1,722	Talen Energy Corp.*	666,070
13,063	Vistra Corp.	2,093,084

	Total Independent Power & Renewable Electricity Producers	3,560,668

Multi-Utilities - 0.4%
10,533	Ameren Corp.	1,137,248
25,006	CenterPoint Energy Inc.	1,056,754
11,867	CMS Energy Corp.	861,188
13,965	Consolidated Edison Inc.	1,475,123
33,119	Dominion Energy Inc.	2,216,986
8,081	DTE Energy Co.	1,154,532
18,257	NiSource Inc.	843,839
19,330	Public Service Enterprise Group Inc.	1,520,305
25,186	Sempra	2,244,828
12,627	WEC Energy Group Inc.	1,402,228

	Total Multi-Utilities	13,913,031

Water Utilities - 0.0%@
7,485	American Water Works Co., Inc.	922,676
11,069	Essential Utilities Inc.	408,335

	Total Water Utilities	1,331,011

	TOTAL UTILITIES	73,781,728

	TOTAL COMMON STOCKS (Cost - $1,995,240,812)	3,949,842,984

RIGHTS - 0.0%@
FINANCIALS - 0.0%@
Diversified Financial Services - 0.0%@
8,597	TPG Inc. CVR expires 12/31/27*#	86

HEALTH CARE - 0.0%@
Biotechnology - 0.0%@
4,409	Biogen Inc. CVR expires 12/31/31*#	132

	TOTAL RIGHTS (Cost - $0)	218

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,995,240,812)	3,949,843,202

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Face Amount†
SHORT-TERM INVESTMENTS(c) - 1.3%
MONEY MARKET FUND - 0.0%@
$ 1,075,312		Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(d) (Cost - $1,075,312)	$1,075,312

TIME DEPOSITS - 1.3%
38,082	CAD	BBH - New York, 1.120% due 6/1/26	27,620
21,640,115		Citibank - New York, 2.970% due 6/1/26	21,640,115
14,587,212		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	14,587,212
13,033,353		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	13,033,353
215		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	215

		TOTAL TIME DEPOSITS (Cost - $49,288,515)	49,288,515

		TOTAL SHORT-TERM INVESTMENTS (Cost - $50,363,827)	50,363,827

		TOTAL INVESTMENTS - 100.0% (Cost - $2,045,604,639)	4,000,207,029

		Liabilities in Excess of Other Assets - 0.0%@	(382,039)

		TOTAL NET ASSETS - 100.0%	$3,999,824,990

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (see Note 1).
(b)	Affiliated security. As of May 31, 2026, total cost and total value of affiliated security amounted to $2,574,225 and $9,287,200, respectively.

Underlying Security	Beginning Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2026
Morgan Stanley	$ 6,187,286	$ 617,751	$ (18,066)	$ 15,958	$ 2,484,271	$ –	$ 129,556	$ 9,287,200

(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.3%.
(d)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2026, the Fund held Level 3 securities with a value of $218, representing less than 0.05% of net assets.

At May 31, 2026, for Morgan Stanley Pathway Large Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Large Cap Equity ETF	$ 2,045,604,639	$ 2,002,974,544	$ (48,372,154)	$ 1,954,602,390

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
CVR	—	Contingent Value Right
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Summary of Investments by Security Sector^
Information Technology	33.3%
Financials	13.4
Communication Services	10.7
Industrials	10.1
Consumer Discretionary	9.8
Health Care	8.4
Consumer Staples	3.6
Energy	3.2
Materials	2.5
Real Estate	1.9
Utilities	1.9
Short-Term Investments	1.2

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.3%
354	Anterix Inc.*	$22,663
8,790	AST SpaceMobile Inc., Class A Shares*	996,874
368	ATN International Inc.	10,363
941	Bandwidth Inc., Class A Shares*	61,137
1,861	Cogent Communications Holdings Inc.	33,052
1,954	Globalstar Inc.*	164,546
677	IDT Corp., Class B Shares	37,343
3,649	Iridium Communications Inc.	188,945
1,375	Liberty Capital Corp., Class C Shares*	30,759
6,634	Liberty Global Ltd., Class A Shares*	82,991
5,443	Liberty Global Ltd., Class C Shares*	66,187
1,917	Liberty Latin America Ltd., Class A Shares*	15,470
4,710	Liberty Latin America Ltd., Class C Shares*	38,622
37,103	Lumen Technologies Inc.*	407,762
1,761	Shenandoah Telecommunications Co.	28,088
5,967	Uniti Group Inc.*	66,950

	Total Diversified Telecommunication Services	2,251,752

Entertainment - 0.9%
16,540	AMC Entertainment Holdings Inc., Class A Shares*	28,614
381	Atlanta Braves Holdings Inc., Class A Shares*	20,422
1,886	Atlanta Braves Holdings Inc., Class C Shares*	93,546
4,190	Cinemark Holdings Inc.	117,320
76,496	IMAX Corp.*	3,035,361
143,617	Lionsgate Studios Corp.*	2,060,904
1,580	Madison Square Garden Entertainment Corp., Class A Shares*	111,437
651	Madison Square Garden Sports Corp., Class A Shares*	243,663
882	Marcus Corp. (The)	16,679
2,586	Playtika Holding Corp.	9,749
655	Reservoir Media Inc.*	6,759
5,104	Roku Inc., Class A Shares*	664,439
1,118	Sphere Entertainment Co.*	154,821
9,634	Starz Entertainment Corp.*	225,243

	Total Entertainment	6,788,957

Interactive Media & Services - 0.2%
1,401	Angi Inc., Class A Shares*	8,210
3,361	Bumble Inc., Class A Shares*	10,654
3,240	Cargurus Inc., Class A Shares*	96,746
2,359	Cars.com Inc.*	24,251
1,142	EverQuote Inc., Class A Shares*	21,972
1,144	fuboTV Inc., Class A Shares*	11,543
3,417	Getty Images Holdings Inc.*	3,554
1,156	Grindr Inc.*	14,450
2,665	IAC Inc.*	119,632
9,545	Match Group Inc.	344,861
1,174	MediaAlpha Inc., Class A Shares*	10,449
6,768	Nextdoor Holdings Inc.*	14,280
2,325	QuinStreet Inc.*	29,109
1,292	Reddit Inc., Class A Shares*	227,392
3,806	Rumble Inc.*(a)	34,977
891	Shutterstock Inc.	13,267
4,600	TripAdvisor Inc.*	51,428
6,711	Trump Media & Technology Group Corp.*	62,479
626	Webtoon Entertainment Inc.*	7,694
2,349	Yelp Inc., Class A Shares*	53,557
1,714	Ziff Davis Inc.*	77,250
2,513	ZipRecruiter Inc., Class A Shares*	8,142

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.1% - (continued)
Interactive Media & Services - 0.2% - (continued)
11,228	ZoomInfo Technologies Inc., Class A Shares*	$37,389

	Total Interactive Media & Services	1,283,286

Media - 0.6%
142	Advantage Solutions Inc.*	5,314
1,147	AMC Global Media Inc., Class A Shares*	11,149
820	Boston Omaha Corp., Class A Shares*	10,562
230	Cable One Inc.*	12,087
80,861	Criteo SA, ADR*	1,475,713
5,874	DoubleVerify Holdings Inc.*	56,978
5,355	EchoStar Corp., Class A Shares*	691,812
2,205	Entravision Communications Corp., Class A Shares	20,021
1,906	EW Scripps Co. (The), Class A Shares*	6,461
669	Gambling.com Group Ltd.*	1,592
3,347	Gray Media Inc.	13,421
695	Ibotta Inc., Class A Shares*	23,804
4,256	iHeartMedia Inc., Class A Shares*	18,343
1,617	John Wiley & Sons Inc., Class A Shares	68,043
699	Liberty Broadband Corp., Class A Shares*	23,612
4,518	Liberty Broadband Corp., Class C Shares*	152,528
5,506	Magnite Inc.*	78,901
2,425	National CineMedia Inc.	7,615
13,836	New York Times Co. (The), Class A Shares	1,040,606
14,992	News Corp., Class A Shares	391,291
5,082	News Corp., Class B Shares	151,545
1,212	Newsmax Inc., Class B Shares*	10,314
1,143	Nexstar Media Group Inc., Class A Shares	203,945
2,014	Nexxen International Ltd., ADR*	16,918
1,908	NIQ Global Intelligence PLC*	15,913
13,066	Optimum Communications Inc., Class A Shares*	8,600
1,511	PubMatic Inc., Class A Shares*	17,648
827	Scholastic Corp.	33,494
1,661	Sinclair Inc.	22,972
7,406	Sirius XM Holdings Inc.	218,625
4,695	Stagwell Inc., Class A Shares*	32,912
922	TechTarget Inc.*	4,232
5,626	USA TODAY Co., Inc.*	43,939

	Total Media	4,890,910

Wireless Telecommunication Services - 0.1%
2,801	Gogo Inc.*	12,800
4,029	Millicom International Cellular SA	343,915
574	Spok Holdings Inc.	6,079
3,853	Telephone & Data Systems Inc.	150,691

	Total Wireless Telecommunication Services	513,485

	TOTAL COMMUNICATION SERVICES	15,728,390

CONSUMER DISCRETIONARY - 7.9%
Automobile Components - 1.3%
3,549	Adient PLC*	81,130
43,639	BorgWarner Inc.	3,134,153
565	Cooper-Standard Holdings Inc.*	17,136
4,796	Dana Inc.	169,826
9,000	Dauch Corp.*	59,760
10,143	Dorman Products Inc.*	1,256,921
1,847	Fox Factory Holding Corp.*	33,320
6,306	Garrett Motion Inc.	206,585
8,892	Gentex Corp.	214,831
1,381	Gentherm Inc.*	47,907
10,392	Goodyear Tire & Rubber Co. (The)*	63,391
1,971	Holley Inc.*	5,381
990	LCI Industries	107,930
11,917	Lear Corp.	1,705,561

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.9% - (continued)
Automobile Components - 1.3% - (continued)
1,285	Patrick Industries Inc.	$116,318
1,505	Phinia Inc.	116,276
18,304	QuantumScape Corp., Class A Shares*	164,370
5,333	Solid Power Inc.*	17,652
794	Standard Motor Products Inc.	31,117
43,156	Versigent PLC*	1,904,043
1,084	Visteon Corp.	128,226
969	XPEL Inc.*	44,303

	Total Automobile Components	9,626,137

Automobiles - 0.2%
4,271	Harley-Davidson Inc.	103,273
4,809	Lucid Group Inc.*(a)	31,499
73,546	Rivian Automotive Inc., Class A Shares*	1,198,800
2,003	Thor Industries Inc.	158,397
1,013	Winnebago Industries Inc.	30,076

	Total Automobiles	1,522,045

Broadline Retail - 0.2%
126	Dillard’s Inc., Class A Shares	74,367
3,850	Etsy Inc.*	261,492
1,145	Groupon Inc., Class A Shares*	23,163
4,272	Kohl’s Corp.	61,346
10,695	Macy’s Inc.	232,723
2,411	Ollie’s Bargain Outlet Holdings Inc.*	196,810
32,022	Pattern Group Inc., Class A Shares*	601,693
1,000	Savers Value Village Inc.*	8,950

	Total Broadline Retail	1,460,544

Distributors - 0.1%
827	GigaCloud Technology Inc., Class A Shares*	29,805
624	Gold.com Inc.	26,401
10,287	LKQ Corp.	278,983
1,382	Pool Corp.	250,695
195	Weyco Group Inc.	6,882

	Total Distributors	592,766

Diversified Consumer Services - 0.8%
210,326	ADT Inc.	1,411,287
764	American Public Education Inc.*	37,795
2,228	Bright Horizons Family Solutions Inc.*	139,517
601	Carriage Services Inc., Class A Shares	24,755
8,473	Coursera Inc.*	45,669
1,387	Covista Inc.*	163,389
2,526	Driven Brands Holdings Inc.*	34,960
1,524	Duolingo Inc., Class A Shares*	169,713
24,665	Frontdoor Inc.*	1,530,956
127	Graham Holdings Co., Class B Shares	139,356
1,081	Grand Canyon Education Inc.*	161,988
5,091	H&R Block Inc.	195,953
990	KinderCare Learning Cos Inc.*	3,802
32,799	Laureate Education Inc., Class A Shares*	1,049,240
821	Liberty Live Holdings Inc., Class A Shares*	79,079
1,921	Liberty Live Holdings Inc., Class C Shares*	190,371
1,220	Lincoln Educational Services Corp.*	56,510
1,084	Matthews International Corp., Class A Shares	28,769
1,627	McGraw Hill Inc.*	19,589
10,706	Nerdy Inc.*	8,808
3,993	OneSpaWorld Holdings Ltd.	94,834
2,426	Perdoceo Education Corp.	78,554
5,445	Service Corp. International	409,409
891	Strategic Education Inc.	68,384
1,649	Stride Inc.*	152,335
1,958	Universal Technical Institute Inc.*	73,249

	Total Diversified Consumer Services	6,368,271

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.9% - (continued)
Hotels, Restaurants & Leisure - 1.9%
2,350	Accel Entertainment Inc., Class A Shares*	$27,942
10,457	Aramark	558,195
26	Biglari Holdings Inc., Class B Shares*	7,552
803	BJ’s Restaurants Inc.*	37,781
408	Black Rock Coffee Bar Inc., Class A Shares*	3,395
3,681	Bloomin’ Brands Inc.	31,068
2,159	Boyd Gaming Corp.	178,506
159,312	Brightstar Lottery PLC	1,789,074
1,719	Brinker International Inc.*	244,751
8,065	Caesars Entertainment Inc.*	234,288
3,935	Cava Group Inc.*	305,592
1,796	Cheesecake Factory Inc. (The)	118,608
1,091	Choice Hotels International Inc.	118,788
2,643	Churchill Downs Inc.	230,496
943	Cracker Barrel Old Country Store Inc.(a)	31,892
1,144	Dave & Buster’s Entertainment Inc.*	15,295
649	Dine Brands Global Inc.	20,366
32,613	Dutch Bros Inc., Class A Shares*	1,891,554
906	El Pollo Loco Holdings Inc.*	13,472
1,975	First Watch Restaurant Group Inc.*	22,969
8,737	Genius Sports Ltd.*	51,199
4,562	Global Business Travel Group I*	42,609
2,345	Hilton Grand Vacations Inc.*	121,987
7,761	Hyatt Hotels Corp., Class A Shares	1,407,535
729	Inspired Entertainment Inc.*	5,613
694	Jack in the Box Inc.*	8,640
2,990	Krispy Kreme Inc.*	10,525
344	Kura Sushi USA Inc., Class A Shares*	19,329
92,852	Life Time Group Holdings Inc.*	3,071,544
1,304	Lindblad Expeditions Holdings Inc.*	29,927
1,091	Marriott Vacations Worldwide Corp.	92,604
8,256	MGM Resorts International*	360,540
537	Monarch Casino & Resort Inc.	64,580
79	Nathan’s Famous Inc.	7,971
2,099	Navan Inc., Class A Shares*	44,856
18,017	Norwegian Cruise Line Holdings Ltd.*	330,432
1,240	Papa John’s International Inc.	42,420
5,751	Penn Entertainment Inc.*	108,291
3,375	Planet Fitness Inc., Class A Shares*	180,596
2,041	Portillo’s Inc., Class A Shares*	8,756
722	Pursuit Attractions & Hospitality Inc.*	32,324
304	RCI Hospitality Holdings Inc.	7,712
1,937	Red Rock Resorts Inc., Class A Shares	113,082
3,508	Rush Street Interactive Inc., Class A Shares*	88,893
11,994	Sabre Corp.*	21,109
2,325	Serve Robotics Inc.*	21,739
1,492	Shake Shack Inc., Class A Shares*	95,951
3,576	Six Flags Entertainment Corp.*	75,132
6,618	Super Group SGHC Ltd.	82,394
4,155	Sweetgreen Inc., Class A Shares*	41,384
1,300	Target Hospitality Corp.*	22,568
2,631	Texas Roadhouse Inc., Class A Shares	475,211
2,452	Travel + Leisure Co.	166,736
13,599	United Parks & Resorts Inc.*	545,728
1,397	Vail Resorts Inc.	186,639
6,105	Wendy’s Co. (The)(a)	47,008
1,093	Wingstop Inc.	171,557
2,910	Wyndham Hotels & Resorts Inc.	233,557

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.9% - (continued)
Hotels, Restaurants & Leisure - 1.9% - (continued)
3,010	Wynn Resorts Ltd.	$304,672
859	Xponential Fitness Inc., Class A Shares*	4,716

	Total Hotels, Restaurants & Leisure	14,629,650

Household Durables - 0.9%
1,385	Beazer Homes USA Inc.*	35,165
311	Cavco Industries Inc.*	166,858
1,287	Century Communities Inc.	67,979
2,225	Champion Homes Inc.*	163,827
1,621	Cricut Inc., Class A Shares	6,727
1,308	Dream Finders Homes Inc., Class A Shares*	20,222
1,049	Ethan Allen Interiors Inc.	21,630
200	Flexsteel Industries Inc.	11,524
1,260	Green Brick Partners Inc.*	84,748
389	Hamilton Beach Brands Holding Co., Class A Shares	7,897
850	Helen of Troy Ltd.*	23,069
175	Hovnanian Enterprises Inc., Class A Shares*	19,313
909	Installed Building Products Inc.	190,872
2,500	KB Home	122,150
1,723	La-Z-Boy Inc.	64,750
354	Legacy Housing Corp.*	8,500
5,056	Leggett & Platt Inc.	51,925
921	LGI Homes Inc.*	44,033
523	Lovesac Co. (The)*	8,044
1,052	M/I Homes Inc.*	138,464
2,686	Meritage Homes Corp.	175,235
2,002	Mohawk Industries Inc.*	215,055
17,045	Newell Brands Inc.	57,953
3,333	SharkNinja Inc.*	406,259
28,040	Somnigroup International Inc.	1,985,512
4,864	Sonos Inc.*	76,754
19,152	Taylor Morrison Home Corp., Class A Shares*	1,120,392
3,802	Toll Brothers Inc.	526,729
1,125	TopBuild Corp.*	469,665
252	Traeger Inc.*	17,529
17,779	Whirlpool Corp.(a)	771,964

	Total Household Durables	7,080,744

Leisure Products - 0.6%
1,036	Acushnet Holdings Corp.	91,976
14,099	Brunswick Corp.	1,180,932
5,249	Callaway Golf Co.*	80,835
914	Clarus Corp.	2,801
417	Escalade Inc.	7,827
1,094	Funko Inc., Class A Shares*	6,214
24,763	Hasbro Inc.	2,133,828
257	JAKKS Pacific Inc.	5,677
168	Johnson Outdoors Inc., Class A Shares	7,520
1,650	Latham Group Inc.*	8,712
710	Malibu Boats Inc., Class A Shares*	19,497
649	MasterCraft Boat Holdings Inc.*	15,115
12,410	Mattel Inc.*	185,405
16,495	Peloton Interactive Inc., Class A Shares*	105,568
2,097	Polaris Inc.	147,985
1,710	Smith & Wesson Brands Inc.	26,026
716	Sturm Ruger & Co., Inc.	27,989
3,274	YETI Holdings Inc.*	157,054

	Total Leisure Products	4,210,961

Specialty Retail - 1.0%
890	1-800-Flowers.com Inc., Class A Shares*	4,067
1,837	Abercrombie & Fitch Co., Class A Shares*	141,853
2,599	Academy Sports & Outdoors Inc.	137,227

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.9% - (continued)
Specialty Retail - 1.0% - (continued)
2,347	Advance Auto Parts Inc.	$141,383
6,329	American Eagle Outfitters Inc.	99,998
356	America’s Car-Mart Inc.*	4,375
1,773	Arhaus Inc., Class A Shares	12,003
2,705	Arko Corp.	20,991
765	Asbury Automotive Group Inc.*	143,598
1,092	AutoNation Inc.*	204,990
277	BARK Inc.*	2,795
62,743	Bath & Body Works Inc.	1,256,115
3,192	Bed Bath & Beyond Inc.*	19,567
1,195	Boot Barn Holdings Inc.*	202,995
1,174	Buckle Inc. (The)	53,851
473	Build-A-Bear Workshop Inc.	17,600
28,891	Caleres Inc.	420,653
2,792	Camping World Holdings Inc., Class A Shares	20,465
5,896	CarMax Inc.*	263,080
16,776	Chewy Inc., Class A Shares*	378,131
293	Citi Trends Inc.*	13,481
1,746	Designer Brands Inc., Class A Shares	13,479
2,516	Dick’s Sporting Goods Inc.	572,566
6,261	EVgo Inc., Class A Shares*	13,899
2,127	Five Below Inc.*	483,595
4,193	Floor & Decor Holdings Inc., Class A Shares*	215,520
16,133	GameStop Corp., Class A Shares*	341,697
9,061	Gap Inc. (The)	191,640
381	Genesco Inc.*	14,619
484	Group 1 Automotive Inc.	153,109
532	Haverty Furniture Cos., Inc.	12,337
250	J Jill Inc.	3,168
589	Lands’ End Inc.*	6,921
931	Lithia Motors Inc., Class A Shares	270,819
766	MarineMax Inc.*	26,381
1,048	Monro Inc.	17,240
676	Murphy USA Inc.	342,076
3,079	National Vision Holdings Inc.*	51,573
324	OneWater Marine Inc., Class A Shares*	3,567
4,293	Outdoor Holding Co.*	8,844
713	Penske Automotive Group Inc.	119,335
3,101	Petco Health & Wellness Co., Inc., Class A Shares*	9,334
3,687	RealReal Inc. (The)*	35,543
1,431	Revolve Group Inc., Class A Shares*	28,048
634	RH*	94,143
3,925	Sally Beauty Holdings Inc.*	52,124
673	Shoe Carnival Inc.	11,912
1,559	Signet Jewelers Ltd.	136,241
758	Sleep Number Corp.*	902
633	Sonic Automotive Inc., Class A Shares	52,299
3,436	Stitch Fix Inc., Class A Shares*	12,232
4,448	ThredUp Inc., Class A Shares*	20,683
2,345	Upbound Group Inc.	45,047
2,399	Urban Outfitters Inc.*	174,287
4,943	Valvoline Inc.*	166,826
2,714	Victoria’s Secret & Co.*	149,270
3,798	Warby Parker Inc., Class A Shares*	93,127
3,918	Wayfair Inc., Class A Shares*	283,115
125	Winmark Corp.	47,321
633	Zumiez Inc.*	15,591

	Total Specialty Retail	7,849,648

Textiles, Apparel & Luxury Goods - 0.9%
5,917	Amer Sports Inc.*	210,527

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.9% - (continued)
Textiles, Apparel & Luxury Goods - 0.9% - (continued)
55,838	Birkenstock Holding PLC*(a)	$2,516,619
4,592	Capri Holdings Ltd.*	84,998
1,510	Carter’s Inc.	58,271
1,018	Columbia Sportswear Co.	67,371
2,075	Crocs Inc.*	246,240
2,417	Ermenegildo Zegna NV	35,530
3,656	Figs Inc., Class A Shares*	42,995
1,397	G-III Apparel Group Ltd.	45,165
2,132	Kontoor Brands Inc.	153,014
527	Movado Group Inc.	20,174
704	Oxford Industries Inc.	31,412
1,868	PVH Corp.	174,247
1,517	Ralph Lauren Corp., Class A Shares	552,036
265	Rocky Brands Inc.	10,245
2,760	Steven Madden Ltd.	119,894
453	Superior Group of Cos., Inc.	5,794
8,212	Tapestry Inc.	1,194,517
8,061	Under Armour Inc., Class A Shares*	47,318
94,809	Under Armour Inc., Class C Shares*	543,256
13,885	V.F. Corp.	238,544
3,274	Wolverine World Wide Inc.	57,459

	Total Textiles, Apparel & Luxury Goods	6,455,626

	TOTAL CONSUMER DISCRETIONARY	59,796,392

CONSUMER STAPLES - 3.3%
Beverages - 0.9%
3,039	Boston Beer Co., Inc. (The), Class A Shares*	538,754
70,888	Celsius Holdings Inc.*	2,358,444
2,270	Coca-Cola Consolidated Inc.	393,300
502	MGP Ingredients Inc.	8,860
15,273	Molson Coors Beverage Co., Class B Shares	603,742
937	National Beverage Corp.*	34,660
10,032	Primo Brands Corp., Class A Shares	248,793
33,171	Vita Coco Co., Inc. (The)*	2,492,137

	Total Beverages	6,678,690

Consumer Staples Distribution & Retail - 1.6%
20,661	Albertsons Cos., Inc., Class A Shares	322,518
1,247	Andersons Inc. (The)	88,026
20,499	BJ’s Wholesale Club Holdings Inc.*	1,748,155
1,463	Casey’s General Stores Inc.	1,122,326
1,505	Chefs’ Warehouse Inc. (The)*	115,193
13,771	Dollar Tree Inc.*	1,603,495
3,887	Grocery Outlet Holding Corp.*	33,078
1,340	HF Foods Group Inc.*	2,613
620	Ingles Markets Inc., Class A Shares	54,845
6,945	Maplebear Inc.*	276,411
637	Natural Grocers by Vitamin Cottage Inc.	18,702
6,089	Performance Food Group Co.*	597,879
997	PriceSmart Inc.	169,480
35,863	Sprouts Farmers Market Inc.*	2,963,001
2,347	United Natural Foods Inc.*	120,519
31,335	US Foods Holding Corp.*	2,564,770
320	Village Super Market Inc., Class A Shares	14,867
1,432	Weis Markets Inc.	104,493

	Total Consumer Staples Distribution & Retail	11,920,371

Food Products - 0.6%
270	Alico Inc.	10,976
2,714	B&G Foods Inc.	11,100
10,151	Beyond Meat Inc.*(a)	8,004
1,724	Cal-Maine Foods Inc.	128,817
17,250	Campbell’s Co. (The)(a)	364,148

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 3.3% - (continued)
Food Products - 0.6% - (continued)
6,154	Darling Ingredients Inc.*	$363,701
3,193	Dole PLC	44,670
7,747	Flowers Foods Inc.	59,187
1,231	Fresh Del Monte Produce Inc.	39,564
1,904	Freshpet Inc.*	98,246
57,395	Hain Celestial Group Inc. (The)*	45,497
2,027	Hormel Foods Corp.	47,087
2,558	Ingredion Inc.	259,484
607	J&J Snack Foods Corp.	46,205
9,240	J.M. Smucker Co. (The)	953,568
290	John B Sanfilippo & Son Inc.	21,724
5,271	Lamb Weston Holdings Inc.	227,602
149	Lifeway Foods Inc.*	3,551
602	Limoneira Co.	7,658
76,393	Magnum Ice Cream Co. NV (The)*	1,237,567
1,143	Mama’s Creations Inc.*	15,773
816	Marzetti Co. (The)	91,343
2,081	Mission Produce Inc.*	23,182
1,548	Pilgrim’s Pride Corp.	43,824
1,904	Post Holdings Inc.*	174,863
10	Seaboard Corp.	50,819
399	Seneca Foods Corp., Class A Shares*	57,372
7,869	Simply Good Foods Co. (The)*	90,651
1,906	Smithfield Foods Inc.	49,232
703	Tootsie Roll Industries Inc.	26,510
2,776	Utz Brands Inc.	20,320
1,313	Vital Farms Inc.*	13,143
1,249	Westrock Coffee Co.*	10,030

	Total Food Products	4,645,418

Household Products - 0.2%
420	Central Garden & Pet Co.*	16,162
2,116	Central Garden & Pet Co., Class A Shares*	72,219
2,602	Energizer Holdings Inc.	47,408
382	Oil-Dri Corp. of America	29,284
2,325	Reynolds Consumer Products Inc.	50,383
994	Spectrum Brands Holdings Inc.	78,218
4,474	WD-40 Co.	894,666

	Total Household Products	1,188,340

Personal Care Products - 0.0%@
4,927	BellRing Brands Inc.*	41,190
15,191	Coty Inc., Class A Shares*	32,357
1,973	Edgewell Personal Care Co.	34,567
2,157	elf Beauty Inc.*	120,792
3,790	Herbalife Ltd.*	45,328
2,955	Honest Co., Inc. (The)*	10,342
728	Interparfums Inc.	68,701
384	Medifast Inc.*	4,812
434	Nature’s Sunshine Products Inc.*	9,236
1,951	Niagen Bioscience Inc.*	7,531
1,714	Nu Skin Enterprises Inc., Class A Shares	9,924
4,908	Olaplex Holdings Inc.*	10,012
2,888	SkinHealth Systems Inc.*	2,235
388	USANA Health Sciences Inc.*	7,100

	Total Personal Care Products	404,127

Tobacco - 0.0%@
2,804	Ispire Technology Inc.*	5,075
646	Turning Point Brands Inc.	54,865
2,180	Universal Corp.	113,077

	Total Tobacco	173,017

	TOTAL CONSUMER STAPLES	25,009,963

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 4.0%
Energy Equipment & Services - 1.7%
6,771	Archrock Inc.	$226,761
2,797	Atlas Energy Solutions Inc., Class A Shares	46,682
10,342	Borr Drilling Ltd.*	51,813
1,134	Bristow Group Inc.	47,220
2,689	Cactus Inc., Class A Shares	156,070
1,654	Core Laboratories Inc.	22,610
657	DMC Global Inc.*	4,474
4,139	Expro Group Holdings NV*	61,133
725	Flowco Holdings Inc., Class A Shares	16,958
288	Forum Energy Technologies Inc.*	14,463
6,064	Helix Energy Solutions Group Inc.*	56,698
3,789	Helmerich & Payne Inc.	144,550
18,003	Innovex International Inc.*	480,860
6,678	ION Geophysical Corp.*(b)#	–
3,364	Kodiak Gas Services Inc.	224,883
6,350	Liberty Energy Inc., Class A Shares	185,801
678	Nabors Industries Ltd.*	62,803
2,501	National Energy Services Reunited Corp.*	60,899
381	Natural Gas Services Group Inc.	14,973
4,906	Noble Corp. PLC	228,031
14,343	NOV Inc.	286,286
3,934	Oceaneering International Inc.*	150,397
2,365	Oil States International Inc.*	20,103
73,242	Patterson-UTI Energy Inc.	821,043
810	ProFrac Holding Corp., Class A Shares*	4,949
3,101	ProPetro Holding Corp.*	47,321
557	Ranger Energy Services Inc., Class A Shares	8,611
3,253	RPC Inc.	21,535
727	SEACOR Marine Holdings Inc.*	5,489
2,614	Seadrill Ltd.*	123,302
3,533	Select Water Solutions Inc., Class A Shares	63,347
1,721	Solaris Energy Infrastructure Inc., Class A Shares	119,678
94,330	TechnipFMC PLC	6,454,059
208,064	TETRA Technologies Inc.*	2,128,495
1,926	Tidewater Inc.*	141,542
38,893	Transocean Ltd.*	240,748
2,501	Valaris Ltd.*	231,668
2,837	Weatherford International PLC	294,027

	Total Energy Equipment & Services	13,270,282

Oil, Gas & Consumable Fuels - 2.3%
13,249	Antero Midstream Corp.	277,699
11,461	Antero Resources Corp.*	409,731
31,657	APA Corp.	1,153,265
1,552	Ardmore Shipping Corp.	24,956
865	BKV Corp.*	22,957
2,837	California Resources Corp.	168,206
2,572	Calumet Inc.*	91,229
672	Centrus Energy Corp., Class A Shares*	122,620
2,238	Chord Energy Corp.	295,125
6,083	Clean Energy Fuels Corp.*	12,409
43,774	CNX Resources Corp.*	1,474,746
2,848	Comstock Resources Inc.*	37,964
2,030	Core Natural Resources Inc.	179,533
9,819	Crescent Energy Co., Class A Shares	113,508
1,309	CVR Energy Inc.	43,485
2,247	Delek US Holdings Inc.	100,014
34,311	Devon Energy Corp.	1,526,496
5,359	DHT Holdings Inc.	87,459
2,306	Diversified Energy Co.	33,552
1,599	Dorian LPG Ltd.	64,312

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 4.0% - (continued)
Oil, Gas & Consumable Fuels - 2.3% - (continued)
4,058	DT Midstream Inc.	$568,039
6,771	Encore Energy Corp.*	10,834
9,323	Energy Fuels Inc.*	169,865
1,010	Evolution Petroleum Corp.	4,282
888	Excelerate Energy Inc., Class A Shares	29,251
1,152	FLEX LNG Ltd.	34,295
949	FutureFuel Corp.	3,929
12,935	Gevo Inc.*	24,059
3,886	Golar LNG Ltd.	193,328
1,851	Granite Ridge Resources Inc.	8,996
2,835	Green Plains Inc.*	44,424
625	Gulfport Energy Corp.*	105,369
6,297	HF Sinclair Corp.	440,097
501	Infinity Natural Resources Inc., Class A Shares*	6,789
1,642	International Seaways Inc.	126,746
1,747	Kinetik Holdings Inc., Class A Shares	80,275
20,428	Kosmos Energy Ltd.*	57,198
842	Lightbridge Corp.*	9,666
50,019	Magnolia Oil & Gas Corp., Class A Shares	1,368,520
27,880	Matador Resources Co.	1,494,368
5,350	Murphy Oil Corp.	193,616
101	NACCO Industries Inc., Class A Shares	5,111
1,655	Navigator Holdings Ltd.	35,914
8,350	New Fortress Energy Inc., Class A Shares*(a)	4,683
5,995	NextDecade Corp.*	47,420
7,788	Nordic American Tankers Ltd.	40,108
3,957	Northern Oil & Gas Inc.	86,144
11,301	Ovintiv Inc.	633,308
2,002	Par Pacific Holdings Inc.*	112,432
3,279	PBF Energy Inc., Class A Shares	133,455
4,772	Peabody Energy Corp.	129,083
113,731	Permian Resources Corp., Class A Shares	2,187,047
9,302	Range Resources Corp.	362,313
1,144	REX American Resources Corp.*	53,493
394	Riley Exploration Permian Inc.	13,104
3,013	Sable Offshore Corp.*	44,140
1,441	SandRidge Energy Inc.	21,139
1,797	Scorpio Tankers Inc.	133,894
5,347	SFL Corp., Ltd., Class B Shares	59,031
9,720	SM Energy Co.	298,501
5,207	Talos Energy Inc.*	76,387
1,915	Teekay Corp., Ltd.	21,965
871	Teekay Tankers Ltd., Class A Shares	61,275
62,456	Uranium Energy Corp.*	860,019
3,857	VAALCO Energy Inc.	20,134
7,408	Viper Energy Inc., Class A Shares	337,064
1,164	Vitesse Energy Inc.	20,114
3,342	W&T Offshore Inc.	12,299
2,017	World Kinect Corp.	58,110

	Total Oil, Gas & Consumable Fuels	17,080,899

	TOTAL ENERGY	30,351,181

FINANCIALS - 11.6%
Banks - 5.2%
810	1st Source Corp.	59,794
371	ACNB Corp.	20,142
908	Amalgamated Financial Corp.	37,664
1,428	Amerant Bancorp Inc., Class A Shares	32,444
2,707	Ameris Bancorp	228,227
312	Ames National Corp.	8,967
635	Arrow Financial Corp.	23,305

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Banks - 5.2% - (continued)
6,729	Associated Banc-Corp.	$187,134
5,644	Atlantic Union Bankshares Corp.	212,327
2,119	Axos Financial Inc.*	184,162
73,275	Banc of California Inc.	1,408,346
856	BancFirst Corp.	94,408
1,652	Bancorp Inc. (The)*	91,124
354	Bank First Corp.	49,213
1,459	Bank of Hawaii Corp.	111,759
622	Bank of Marin Bancorp	16,072
1,582	Bank of NT Butterfield & Son Ltd. (The)	89,320
4,191	Bank OZK	202,803
180	Bank7 Corp.	7,967
3,016	BankUnited Inc.	139,912
313	Bankwell Financial Group Inc.	16,376
1,399	Banner Corp.	90,935
714	Bar Harbor Bankshares	24,947
399	Baycom Corp.	12,289
756	BCB Bancorp Inc.	7,893
3,201	Beacon Financial Corp.	93,117
942	BOK Financial Corp.	120,614
793	Bridgewater Bancshares Inc.*	14,956
625	Burke & Herbert Financial Services Corp.	39,750
1,191	Business First Bancshares Inc.	33,920
1,280	Byline Bancorp Inc.	42,355
811	California BanCorp	15,393
739	Camden National Corp.	36,972
364	Capital Bancorp Inc.	11,619
590	Capital City Bank Group Inc.	26,928
5,675	Capitol Federal Financial Inc.	44,095
909	Carter Bankshares Inc.	24,816
2,817	Cathay General Bancorp	162,428
728	Central Pacific Financial Corp.	25,014
140	Chemung Financial Corp.	9,615
854	ChoiceOne Financial Services Inc.	26,816
607	Citizens & Northern Corp.	12,783
163	Citizens Financial Services Inc.	10,600
521	City Holding Co.	64,766
637	Civista Bancshares Inc.	16,498
1,163	CNB Financial Corp.	35,669
507	Coastal Financial Corp.*	36,088
689	Colony Bankcorp Inc.	13,642
11,718	Columbia Banking System Inc.	347,322
965	Columbia Financial Inc.*	19,425
5,071	Commerce Bancshares Inc.	264,808
2,122	Community Financial System Inc.	135,044
689	Community Trust Bancorp Inc.	46,067
701	Community West Bancshares	16,831
1,873	ConnectOne Bancorp Inc.	56,321
2,541	Cullen/Frost Bankers Inc.	344,356
1,208	Customers Bancorp Inc.*	90,769
7,399	CVB Financial Corp.	150,644
1,778	Dime Community Bancshares Inc.	66,533
1,205	Eagle Bancorp Inc.	32,884
21,878	East West Bancorp Inc.	2,680,930
8,876	Eastern Bankshares Inc.	175,123
1,451	Enterprise Financial Services Corp.	87,945
696	Equity Bancshares Inc., Class A Shares	32,086
272	Esquire Financial Holdings Inc.	29,890
497	Farmers & Merchants Bancorp Inc.	13,881
2,237	Farmers National Banc Corp.	31,721

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Banks - 5.2% - (continued)
1,691	FB Financial Corp.	$89,099
172	Fidelity D&D Bancorp Inc.	8,034
769	Financial Institutions Inc.	27,861
47,822	First Bancorp	1,204,099
1,160	First Bank	18,142
3,630	First Busey Corp.	99,353
280	First Business Financial Services Inc.	16,106
798	First Citizens BancShares Inc., Class A Shares	1,588,427
4,533	First Commonwealth Financial Corp.	85,855
571	First Community Bankshares Inc.	24,616
3,822	First Financial Bancorp	117,565
5,208	First Financial Bankshares Inc.	170,197
585	First Financial Corp.	40,470
4,796	First Hawaiian Inc.	129,396
20,002	First Horizon Corp.	484,648
296	First Internet Bancorp	7,151
3,603	First Interstate BancSystem Inc., Class A Shares	128,267
2,297	First Merchants Corp.	92,569
973	First Mid Bancshares Inc.	42,861
306	First Western Financial Inc.*	8,926
796	Firstsun Capital Bancorp*	28,218
700	Five Star Bancorp	29,561
97,609	Flagstar Bank N.A.	1,372,383
982	Flushing Financial Corp.	15,683
14,589	FNB Corp.	255,016
266	FS Bancorp Inc.	10,829
7,921	Fulton Financial Corp.	171,807
644	FVCBankcorp Inc.	10,162
379	GBank Financial Holdings Inc.*	11,290
1,505	German American Bancorp Inc.	65,799
17,188	Glacier Bancorp Inc.	817,289
337	Great Southern Bancorp Inc.	24,180
252	Greene County Bancorp Inc.	6,612
3,523	Hancock Whitney Corp.	239,987
1,245	Hanmi Financial Corp.	37,499
616	HBT Financial Inc.	17,636
1,273	Heritage Financial Corp.	34,689
2,219	Hilltop Holdings Inc.	83,701
65	Hingham Institution For Savings The	18,810
281	Home Bancorp Inc.	18,091
7,748	Home BancShares Inc.	207,336
788	HomeTrust Bancshares Inc.	36,618
4,980	Hope Bancorp Inc.	62,449
3,139	Horizon Bancorp Inc.	58,228
148,785	Huntington Bancshares Inc.	2,434,123
14,607	Independent Bank Corp.	1,116,225
2,139	International Bancshares Corp.	154,350
405	Investar Holding Corp.	11,445
559	John Marshall Bancorp Inc.	11,890
2,243	Kearny Financial Corp.	18,482
1,018	Lakeland Financial Corp.	61,721
536	LCNB Corp.	9,133
1,583	Live Oak Bancshares Inc.	60,202
1,570	Mechanics Bancorp, Class A Shares	23,110
788	Mercantile Bank Corp.	41,756
776	Metrocity Bankshares Inc.	25,344
381	Metropolitan Bank Holding Corp.	34,107
765	Mid Penn Bancorp Inc.	24,977
677	Midland States Bancorp Inc.	18,821
402	MVB Financial Corp.	10,754

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Banks - 5.2% - (continued)
1,509	National Bank Holdings Corp., Class A Shares	$63,121
259	National Bankshares Inc.	9,114
1,559	NB Bancorp Inc.	31,227
2,112	NBT Bancorp Inc.	97,659
690	Nicolet Bankshares Inc.	96,786
260	Northeast Bank	32,692
505	Northeast Community Bancorp Inc.	12,241
1,476	Northfield Bancorp Inc.	20,930
515	Northpointe Bancshares Inc.	8,796
878	Northrim BanCorp Inc.	21,695
5,689	Northwest Bancshares Inc.	80,499
283	Norwood Financial Corp.	8,555
222	Oak Valley Bancorp	7,306
2,455	OceanFirst Financial Corp.	46,129
1,722	OFG Bancorp	78,454
13,678	Old National Bancorp	328,409
2,371	Old Second Bancorp Inc.	50,550
505	Orange County Bancorp Inc.	17,231
1,257	Origin Bancorp Inc.	59,909
728	Orrstown Financial Services Inc.	27,031
584	Park National Corp.	100,191
1,003	Pathward Financial Inc.	82,487
512	PCB Bancorp	12,580
632	Peapack Gladstone Financial Corp.	27,334
1,430	Peoples Bancorp Inc.	49,735
208	Peoples Bancorp of North Carolina Inc.	8,757
372	Peoples Financial Services Corp.	22,101
5,903	Pinnacle Financial Partners Inc.	576,959
517	Pioneer Bancorp Inc.*	7,719
224	Plumas Bancorp	11,789
636	Ponce Financial Group Inc.*	12,008
2,630	Popular Inc.	390,634
372	Preferred Bank	35,645
894	Primis Financial Corp.	12,900
195	Princeton Bancorp Inc.	7,028
3,582	Prosperity Bancshares Inc.	247,015
4,369	Provident Financial Services Inc.	96,948
627	QCR Holdings Inc.	57,778
720	RBB Bancorp	17,222
168	Red River Bancshares Inc.	15,275
3,642	Renasant Corp.	148,302
351	Republic Bancorp Inc., Class A Shares	28,413
1,561	S&T Bancorp Inc.	70,386
3,551	Seacoast Banking Corp. of Florida	107,631
2,035	ServisFirst Bancshares Inc.	158,710
1,872	Shore Bancshares Inc.	38,676
536	Sierra Bancorp	20,357
5,930	Simmons First National Corp., Class A Shares	127,199
629	SmartFinancial Inc.	26,229
496	South Plains Financial Inc.	20,133
299	Southern First Bancshares Inc.*	17,273
370	Southern Missouri Bancorp Inc.	25,552
1,156	Southside Bancshares Inc.	37,871
4,202	SouthState Bank Corp.	398,140
1,887	Stellar Bancorp Inc.	70,461
1,036	Sterling Bancorp Inc.*#	–
1,065	Stock Yards Bancorp Inc.	76,403
36,898	Texas Capital Bancshares Inc.*	3,670,982
2,110	TFS Financial Corp.	33,570
430	Third Coast Bancshares Inc.*	16,452

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Banks - 5.2% - (continued)
303	Timberland Bancorp Inc.	$12,296
642	Tompkins Financial Corp.	55,308
2,817	Towne Bank	95,975
1,405	TriCo Bancshares	71,374
916	Triumph Financial Inc.*	65,265
760	TrustCo. Bank Corp. NY	39,376
2,289	Trustmark Corp.	101,082
15,845	UMB Financial Corp.	2,079,815
5,664	United Bankshares Inc.	245,874
4,841	United Community Banks Inc.	159,511
303	Unity Bancorp Inc.	16,926
1,204	Univest Financial Corp.	47,486
454	USCB Financial Holdings Inc.	8,417
19,078	Valley National Bancorp	262,704
184	Virginia National Bankshares Corp.	7,984
46,677	WaFd Inc.	1,659,834
809	Washington Trust Bancorp Inc.	26,349
6,645	Webster Financial Corp.	483,224
3,698	WesBanco Inc.	128,136
719	West BanCorp Inc.	17,213
862	Westamerica BanCorp	47,832
4,285	Western Alliance Bancorp	341,300
23,416	Wintrust Financial Corp.	3,517,786
2,157	WSFS Financial Corp.	154,118
5,862	Zions Bancorp NA	366,082

	Total Banks	38,966,965

Capital Markets - 2.1%
1,080	Acadian Asset Management Inc.	78,095
1,143	Affiliated Managers Group Inc.	346,157
1,243	AlTi Global Inc.*	4,102
2,414	Artisan Partners Asset Management Inc., Class A Shares	90,380
14,406	BGC Group Inc., Class A Shares	150,543
1,283	Bullish*	44,789
10,383	Carlyle Group Inc. (The)	471,700
1,330	Chaince Digital Holdings Inc., ADR*	10,946
1,059	Cohen & Steers Inc.	73,918
6,744	DigitalBridge Group Inc.	105,476
1,003	Donnelley Financial Solutions Inc.*	39,809
1,457	Evercore Inc., Class A Shares	496,633
1,487	FactSet Research Systems Inc.	365,014
12,243	Franklin Resources Inc.	379,778
688	Freedom Holding Corp.*	98,260
2,170	GCM Grosvenor Inc., Class A Shares	23,067
1,636	Hamilton Lane Inc., Class A Shares	142,545
12,479	Houlihan Lokey Inc., Class A Shares	1,767,775
64,571	Invesco Ltd.	1,837,691
5,097	Janus Henderson Group PLC	263,566
6,182	Jefferies Financial Group Inc.	325,915
3,659	Lazard Inc., Class A Shares	173,180
2,067	Marex Group PLC	109,427
1,421	MarketAxess Holdings Inc.	184,787
32,672	Miami International Holdings Inc.*	1,543,752
2,209	Moelis & Co., Class A Shares	148,644
895	Morningstar Inc.	162,908
3,492	Open Lending Corp.*	7,962
2,648	Patria Investments Ltd., Class A Shares	30,690
2,812	Perella Weinberg Partners, Class A Shares	48,254
2,802	Piper Sandler Cos	219,705
930	PJT Partners Inc., Class A Shares	142,197
1,849	Ridgepost Capital Inc., Class A Shares	15,310

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Capital Markets - 2.1% - (continued)
4,020	SEI Investments Co.	$353,277
547	Silvercrest Asset Management Group Inc., Class A Shares	6,197
50,994	StepStone Group Inc., Class A Shares	2,514,514
21,973	Stifel Financial Corp.	1,541,406
2,894	StoneX Group Inc.*	328,035
5,289	TPG Inc., Class A Shares	225,153
1,775	Victory Capital Holdings Inc., Class A Shares	150,076
3,111	Virtu Financial Inc., Class A Shares	156,017
291	Virtus Investment Partners Inc.	41,622
11,437	Webull Corp.*	73,197
5,153	WisdomTree Inc.	98,165
15,947	XP Inc., Class A Shares	265,836

	Total Capital Markets	15,656,470

Consumer Finance - 1.1%
10,959	Ally Financial Inc.	469,155
196	Atlanticus Holdings Corp.*	16,899
10,679	Bread Financial Holdings Inc.	951,178
412	Consumer Portfolio Services Inc.*	4,062
172	Credit Acceptance Corp.*	98,666
412	Dave Inc.*	116,415
940	Encore Capital Group Inc.*	75,134
945	Enova International Inc.*	152,627
1,446	Figure Technology Solutions Inc., Class A Shares*	51,116
12,778	FirstCash Holdings Inc.	2,810,010
2,364	Green Dot Corp., Class A Shares*	30,425
62,272	LendingClub Corp.*	1,111,555
525	LendingTree Inc.*	20,055
888	Medallion Financial Corp.	8,640
3,030	Navient Corp.	25,937
427	Nelnet Inc., Class A Shares	55,753
1,903	NerdWallet Inc., Class A Shares*	16,366
4,726	OneMain Holdings Inc., Class A Shares	261,395
675	OppFi Inc.*	5,731
1,447	PRA Group Inc.*	22,081
1,477	PROG Holdings Inc.	54,309
337	Regional Management Corp.	12,388
8,323	SLM Corp.	184,105
88,550	SoFi Technologies Inc.*	1,613,381
3,306	Upstart Holdings Inc.*	111,710
118	World Acceptance Corp.*	19,481

	Total Consumer Finance	8,298,574

Financial Services - 1.0%
1,254	Acacia Research Corp.*	5,831
10,932	Affirm Holdings Inc., Class A Shares*	805,142
833	Alerus Financial Corp.	23,807
1,247	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	69,633
8,256	Burford Capital Ltd.	38,308
2,486	Cannae Holdings Inc.	36,867
545	Cass Information Systems Inc.	25,086
2,833	Compass Diversified Holdings*	32,155
1,383	Enact Holdings Inc.	57,796
10,644	Equitable Holdings Inc.	440,129
3,753	Essent Group Ltd.	217,261
1,656	Euronet Worldwide Inc.*	120,027
2,652	EVERTEC Inc.	64,894
364	Federal Agricultural Mortgage Corp., Class C Shares	64,716
4,656	Flywire Corp.*	74,682
48,658	HA Sustainable Infrastructure Capital Inc.	1,994,978
1,136	International Money Express Inc.*	17,006
2,882	Jack Henry & Associates Inc.	392,874

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Financial Services - 1.0% - (continued)
2,417	Jackson Financial Inc., Class A Shares	$249,217
15,126	Marqeta Inc., Class A Shares*	61,412
1,013	Merchants Bancorp	47,753
8,815	MGIC Investment Corp.	222,314
2,846	NCR Atleos Corp.*	126,932
1,667	NewtekOne Inc.	23,138
3,127	NMI Holdings Inc., Class A Shares*	112,259
200	Onity Group Inc.*	6,908
6,815	Pagseguro Digital Ltd., Class A Shares	63,720
11,241	Payoneer Global Inc.*	58,453
1,182	Paysafe Ltd.*	9,137
1,661	Paysign Inc.*	12,076
1,141	PennyMac Financial Services Inc.	95,696
1,689	Priority Technology Holdings Inc.*	10,793
5,300	Radian Group Inc.	180,995
6,865	Remitly Global Inc.*	137,437
3,282	Repay Holdings Corp., Class A Shares*	12,734
11,719	Rocket Cos., Inc., Class A Shares*	170,043
636	Sezzle Inc.*	75,143
2,677	Shift4 Payments Inc., Class A Shares*	119,287
9,756	StoneCo Ltd., Class A Shares	111,706
6,355	UWM Holdings Corp.	19,446
328	Velocity Financial Inc.*	5,740
3,799	Voya Financial Inc.	308,555
15,928	Walker & Dunlop Inc.	799,426
671	Waterstone Financial Inc.	12,420
12,234	Western Union Co. (The)	99,462
1,333	WEX Inc.*	193,232

	Total Financial Services	7,826,626

Insurance - 1.9%
1,002	Abacus Global Management Inc.	8,998
888	American Coastal Insurance Corp.	9,280
2,638	American Financial Group Inc.	342,412
830	AMERISAFE Inc.	25,440
2,016	Assurant Inc.	501,722
1,910	Assured Guaranty Ltd.	141,741
3,127	Axis Capital Holdings Ltd.	296,846
2,713	Baldwin Insurance Group Inc. (The), Class A Shares*	52,686
591	Bowhead Specialty Holdings Inc.*	15,732
2,299	Brighthouse Financial Inc.*	143,802
4,192	CNO Financial Group Inc.	192,706
1,803	Crawford & Co., Class A Shares	18,841
764	Donegal Group Inc., Class A Shares	12,965
2,175	Employers Holdings Inc.	94,613
856	Erie Indemnity Co., Class A Shares	182,388
6,709	Everest Group Ltd.	2,173,917
1,442	F&G Annuities & Life Inc.	39,972
3,889	First American Financial Corp.	257,568
16,456	Genworth Financial Inc., Class A Shares*	140,863
3,301	Globe Life Inc.	505,845
1,873	Goosehead Insurance Inc., Class A Shares*	64,412
668	Greenlight Capital Re Ltd., Class A Shares*	10,468
1,930	Hamilton Insurance Group Ltd., Class B Shares	57,147
11,825	Hanover Insurance Group Inc. (The)	2,201,815
410	HCI Group Inc.	63,169
904	Heritage Insurance Holdings Inc.*	19,599
712	Hippo Holdings Inc.*	18,419
1,700	Horace Mann Educators Corp.	77,741
61	Investors Title Co.	14,320
1,450	James River Group Holdings Inc.	5,670

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Insurance - 1.9% - (continued)
2,475	Kemper Corp.	$61,058
639	Kingsway Corp.*	6,384
878	Kinsale Capital Group Inc.	267,588
2,426	Lemonade Inc.*	140,708
5,902	Lincoln National Corp.	208,282
1,567	MBIA Inc.*	9,198
1,125	Mercury General Corp.	110,284
366	NI Holdings Inc.*	5,117
1,649	Octave Specialty Group Inc.*	9,037
9,335	Old Republic International Corp.	347,542
7,591	Oscar Health Inc., Class A Shares*	168,748
19,039	Palomar Holdings Inc.*	2,037,935
2,451	Pelagos Insurance Capital Ltd.	52,893
1,374	Primerica Inc.	370,939
1,925	ProAssurance Corp.*	46,181
2,620	Reinsurance Group of America Inc., Class A Shares	525,939
1,826	RenaissanceRe Holdings Ltd.	511,919
3,348	RLI Corp.	167,534
474	Root Inc., Class A Shares*	24,676
4,162	Ryan Specialty Holdings Inc., Class A Shares	132,560
635	Safety Insurance Group Inc.	44,558
2,400	Selective Insurance Group Inc.	207,696
9,159	Selectquote Inc.*	9,159
2,581	SiriusPoint Ltd.*	55,104
1,511	Skyward Specialty Insurance Group Inc.*	66,665
1,463	Slide Insurance Holdings Inc.*	26,378
1,136	Stewart Information Services Corp.	73,817
960	Tiptree Inc.	17,510
1,684	Trupanion Inc.*	36,745
748	United Fire Group Inc.	33,159
1,207	Universal Insurance Holdings Inc.	44,683
6,930	Unum Group	576,784
107	White Mountains Insurance Group Ltd.	220,936

	Total Insurance	14,308,813

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
3,890	Adamas Trust Inc.	35,788
42,637	AGNC Investment Corp.	443,851
532	Angel Oak Mortgage REIT Inc.	4,378
27,170	Annaly Capital Management Inc.	593,664
5,926	Apollo Commercial Real Estate Finance Inc.	64,949
5,604	Arbor Realty Trust Inc.	32,223
1,897	Ares Commercial Real Estate Corp.	9,371
4,209	ARMOUR Residential REIT Inc.	72,184
6,567	Blackstone Mortgage Trust Inc., Class A Shares	120,045
5,380	BrightSpire Capital Inc., Class A Shares	31,043
591	Chicago Atlantic Real Estate Finance Inc.	6,720
3,412	Chimera Investment Corp.	46,471
3,002	Claros Mortgage Trust Inc.*	7,295
6,706	Dynex Capital Inc.	87,782
4,087	Ellington Financial Inc.	55,461
3,346	Franklin BSP Realty Trust Inc.	29,010
3,700	Invesco Mortgage Capital Inc.	29,119
1,961	KKR Real Estate Finance Trust Inc.	13,080
4,867	Ladder Capital Corp., Class A Shares	49,741
4,386	MFA Financial Inc.	42,106
273	Nexpoint Real Estate Finance Inc.	4,261
6,284	Orchid Island Capital Inc.	42,605
3,671	PennyMac Mortgage Investment Trust	38,399
6,037	Ready Capital Corp.	10,746
5,805	Redwood Trust Inc.	31,463

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.3% - (continued)
22,175	Rithm Capital Corp.	$206,671
1,088	Seven Hills Realty Trust	9,281
13,896	Starwood Property Trust Inc.	237,344
902	TPG Mortgage Investment Trust Inc.	6,963
3,121	TPG RE Finance Trust Inc.	26,216
4,654	Two Harbors Investment Corp.	57,384

	Total Mortgage Real Estate Investment Trusts (REITs)	2,445,614

	TOTAL FINANCIALS	87,503,062

HEALTH CARE - 12.0%
Biotechnology - 5.6%
1,751	4D Molecular Therapeutics Inc.*	17,352
17,043	Abivax SA, ADR*	2,260,413
7,981	Absci Corp.*	53,872
4,762	ACADIA Pharmaceuticals Inc.*	103,145
2,526	ADC Therapeutics SA*	8,588
9,059	ADMA Biologics Inc.*	72,291
2,328	Agios Pharmaceuticals Inc.*	68,443
11,769	Akebia Therapeutics Inc.*	12,004
2,085	Aldeyra Therapeutics Inc.*	3,649
2,341	Alector Inc.*	5,057
6,307	Alkermes PLC*	266,092
4,797	Allogene Therapeutics Inc.*	10,409
2,514	Altimmune Inc.*	7,668
856	AnaptysBio Inc.*	47,654
3,505	Anavex Life Sciences Corp.*	10,620
502	Anika Therapeutics Inc.*	7,294
3,773	Annexon Inc.*	20,450
1,535	Apogee Therapeutics Inc.*	126,085
5,309	Arbutus Biopharma Corp.*	24,209
730	Arcturus Therapeutics Holdings Inc.*	5,782
2,897	Arcus Biosciences Inc.*	73,410
4,427	Arcutis Biotherapeutics Inc.*	95,003
9,712	Ardelyx Inc.*	58,660
1,051	ArriVent Biopharma Inc.*	31,814
5,214	Arrowhead Pharmaceuticals Inc.*	406,223
2,575	ARS Pharmaceuticals Inc.*	23,355
29,581	Ascendis Pharma AS, ADR*	6,629,398
453	Atrium Therapeutics Inc.*	5,889
4,536	aTyr Pharma Inc.*	2,461
1,795	Aura Biosciences Inc.*	13,409
4,871	Aurinia Pharmaceuticals Inc.*	74,672
3,453	Avita Medical Inc.*	14,951
3,768	Beam Therapeutics Inc.*	124,080
1,579	Bicara Therapeutics Inc.*	34,343
9,529	BioCryst Pharmaceuticals Inc.*	84,903
3,543	Biohaven Ltd.*	39,008
6,286	Bridgebio Pharma Inc.*	416,510
136	Bright Minds Biosciences Inc.*	11,978
2,322	Candel Therapeutics Inc.*	19,273
1,350	Capricor Therapeutics Inc.*	40,446
1,563	Cardiff Oncology Inc.*	2,970
2,162	CareDx Inc.*	49,337
1,114	Caris Life Sciences Inc.*	18,626
4,613	Catalyst Pharmaceuticals Inc.*	144,064
12,963	Celcuity Inc.*	1,722,523
2,668	Celldex Therapeutics Inc.*	83,855
2,328	CG oncology Inc.*	145,011
5,488	Cogent Biosciences Inc.*	191,860
4,536	Coherus Oncology Inc.*	7,212
4,596	Compass Therapeutics Inc.*	10,938

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.0% - (continued)
Biotechnology - 5.6% - (continued)
1,515	Corvus Pharmaceuticals Inc.*	$18,801
3,509	CRISPR Therapeutics AG*	197,136
1,794	Cullinan Therapeutics Inc.*	29,493
4,582	Cytokinetics Inc.*	351,714
5,427	Denali Therapeutics Inc.*	114,184
1,150	Design Therapeutics Inc.*	12,052
869	Dianthus Therapeutics Inc.*	80,826
915	Discount Medicine Inc., Class A Shares*	63,657
4,701	Dyne Therapeutics Inc.*	90,870
2,922	Editas Medicine Inc.*	10,110
2,138	Emergent BioSolutions Inc.*	19,499
1,314	Enanta Pharmaceuticals Inc.*	17,292
888	Entrada Therapeutics Inc.*	6,278
6,020	Erasca Inc.*	77,297
10,543	Exelixis Inc.*	532,211
4,268	Fate Therapeutics Inc.*	12,121
601	Fennec Pharmaceuticals Inc.*	5,968
856	First Tracks Biotherapeutics Inc.*	13,662
742	Foghorn Therapeutics Inc.*	3,176
23,306	Geron Corp.*	29,132
7,222	Gossamer Bio Inc.*(a)	1,668
1,399	GRAIL Inc.*	100,280
392	Greenwich Lifesciences Inc.*(a)	10,261
4,554	Halozyme Therapeutics Inc.*	303,023
4,190	Heron Therapeutics Inc.*	3,646
3,350	Humacyte Inc.*	4,355
3,303	Ideaya Biosciences Inc.*	97,339
11,550	ImmunityBio Inc.*	86,856
3,920	Immunome Inc.*	85,574
2,816	Immunovant Inc.*	93,773
363	Inhibrx Biosciences Inc.*	37,756
8,326	Insmed Inc.*	890,133
4,295	Intellia Therapeutics Inc.*	60,431
6,255	Ionis Pharmaceuticals Inc.*	478,507
12,045	Iovance Biotherapeutics Inc.*	49,384
7,151	Ironwood Pharmaceuticals Inc., Class A Shares*	25,529
3,435	Jade Biosciences Inc.*	72,272
1,827	Janux Therapeutics Inc.*	26,656
1,301	KalVista Pharmaceuticals Inc.*	34,958
1,190	Keros Therapeutics Inc.*	13,388
1,291	Kodiak Sciences Inc.*	47,393
972	Krystal Biotech Inc.*	300,377
2,660	Kura Oncology Inc.*	27,132
2,239	Kymera Therapeutics Inc.*	182,299
1,788	Larimar Therapeutics Inc.*	6,222
60,964	Legend Biotech Corp., ADR*	1,655,782
2,041	Lexeo Therapeutics Inc.*	10,491
3,320	Madrigal Pharmaceuticals Inc.*	1,650,936
12,000	MannKind Corp.*	45,240
1,432	MeiraGTx Holdings PLC*	15,251
5,139	MiMedx Group Inc.*	18,912
1,918	Mineralys Therapeutics Inc.*	60,417
1,589	Mirum Pharmaceuticals Inc.*	161,283
1,804	Monte Rosa Therapeutics Inc.*	35,557
3,176	Myriad Genetics Inc.*	12,609
3,864	Neurocrine Biosciences Inc.*	611,671
372	Neurogene Inc.*	10,542
19,307	Newamsterdam Pharma Co. NV*	650,260
1,985	Nkarta Inc.*	6,451
6,647	Novavax Inc.*	72,918

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.0% - (continued)
Biotechnology - 5.6% - (continued)
4,239	Nurix Therapeutics Inc.*	$75,285
18,485	Nuvalent Inc., Class A Shares*	2,040,559
2,374	Olema Pharmaceuticals Inc.*	31,313
2,642	Organogenesis Holdings Inc., Class A Shares*	6,790
2,346	ORIC Pharmaceuticals Inc.*	19,824
14,532	Oruka Therapeutics Inc.*	850,558
232	Palvella Therapeutics Inc.*	27,483
2,136	Perspective Therapeutics Inc.*	8,416
949	Praxis Precision Medicines Inc.*	332,122
6,924	Precigen Inc.*	30,050
4,528	Prime Medicine Inc.*	16,074
2,278	Protagonist Therapeutics Inc.*	226,798
1,421	Prothena Corp. PLC*	14,466
35,034	PTC Therapeutics Inc.*	2,587,261
2,071	Puma Biotechnology Inc.*	14,849
14,969	Recursion Pharmaceuticals Inc., Class A Shares*(a)	53,739
1,627	REGENXBIO Inc.*	11,405
99,866	Relay Therapeutics Inc.*	1,403,117
2,680	Replimune Group Inc.*	23,289
6,897	Revolution Medicines Inc.*	1,086,140
2,499	Rezolute Inc.*	8,247
30,730	Rhythm Pharmaceuticals Inc.*	2,714,074
677	Rigel Pharmaceuticals Inc.*	20,642
3,150	Rocket Pharmaceuticals Inc.*	9,670
15,621	Roivant Sciences Ltd.*	468,474
6,567	Sana Biotechnology Inc.*	21,671
3,703	Sarepta Therapeutics Inc.*	66,173
9,739	Savara Inc.*	50,643
3,203	Scholar Rock Holding Corp.*	157,908
3,554	SELLAS Life Sciences Group Inc.*(a)	33,088
633	Sionna Therapeutics Inc.*	27,105
2,366	Solid Biosciences Inc.*	17,366
2,863	Spyre Therapeutics Inc.*	210,431
1,903	Stoke Therapeutics Inc.*	58,822
4,699	Summit Therapeutics Inc.*	82,420
3,522	Syndax Pharmaceuticals Inc.*	68,996
3,996	Tango Therapeutics Inc.*	87,832
8,504	Taysha Gene Therapies Inc.*	49,918
5,653	TG Therapeutics Inc.*	214,475
3,488	Travere Therapeutics Inc., Class Preferred Shares*	164,564
2,384	Twist Bioscience Corp.*	159,418
1,002	Tyra Biosciences Inc.*	33,477
3,648	Ultragenyx Pharmaceutical Inc.*	87,333
1,682	United Therapeutics Corp.*	936,571
1,388	Upstream Bio Inc.*	11,604
1,318	UroGen Pharma Ltd.*	37,075
2,091	Vanda Pharmaceuticals Inc.*	13,487
38,275	Vaxcyte Inc.*	1,967,335
2,262	Vera Therapeutics Inc., Class A Shares*	80,346
3,092	Veracyte Inc.*	143,283
2,411	Verastem Inc.*	10,440
2,012	Vericel Corp.*	67,060
4,353	Viking Therapeutics Inc.*	142,517
4,363	Vir Biotechnology Inc.*	41,623
3,310	Viridian Therapeutics Inc.*	58,322
1,855	Voyager Therapeutics Inc.*	7,179
2,434	Xencor Inc.*	28,916
26,381	Xenon Pharmaceuticals Inc.*	1,443,832
308	XOMA Royalty Corp.*	12,847
595	Zenas Biopharma Inc.*	10,948

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.0% - (continued)
Biotechnology - 5.6% - (continued)
1,925	Zymeworks Inc.*	$48,375

	Total Biotechnology	42,184,315

Health Care Equipment & Supplies - 2.2%
143,098	Accuray Inc.*	54,148
4,614	Alphatec Holdings Inc.*	35,759
1,426	AngioDynamics Inc.*	16,370
1,773	Artivion Inc.*	39,343
23,181	AtriCure Inc.*	641,418
1,544	Avanos Medical Inc.*	38,291
1,795	AxoGen Inc.*	70,867
1,545	Beta Bionics Inc.*	18,725
1,304	Bioventus Inc., Class A Shares*	11,097
8,156	Butterfly Network Inc., Class A Shares*	37,110
1,306	Ceribell Inc.*	24,096
5,978	Cerus Corp.*	18,173
1,119	ClearPoint Neuro Inc.*	14,178
8,476	CONMED Corp.	302,593
577	CVRx Inc.*	3,220
21,766	CytoSorbents Corp.*	10,685
1,638	Delcath Systems Inc.*	17,658
77,314	DENTSPLY SIRONA Inc.	809,478
2,112	Embecta Corp.	7,139
2,311	Enovis Corp.*	52,413
74,833	Envista Holdings Corp.*	1,762,317
9,859	Glaukos Corp.*	1,018,928
26,195	Globus Medical Inc., Class A Shares*	2,144,847
35,814	Haemonetics Corp.*	2,428,547
950	ICU Medical Inc.*	128,621
934	Inogen Inc.*	6,062
1,139	Inspire Medical Systems Inc.*	47,109
10,806	Integer Holdings Corp.*	965,840
55,369	Integra LifeSciences Holdings Corp.*	888,119
356	iRadimed Corp.	32,275
1,256	IRhythm Holdings Inc.*	143,058
1,007	Kestra Medical Technologies Ltd.*	21,409
2,668	Lantheus Holdings Inc.*	264,932
811	LeMaitre Vascular Inc.	76,761
2,184	LivaNova PLC*	161,179
1,805	Masimo Corp.*	322,102
2,296	Merit Medical Systems Inc.*	144,786
78,024	Neogen Corp.*	699,875
698	NeuroPace Inc.*	11,545
3,902	Novocure Ltd.*	66,490
1,793	Omnicell Inc.*	79,143
90,352	OraSure Technologies Inc.*	388,514
1,242	Orthofix Medical Inc.*	11,513
640	OrthoPediatrics Corp.*	10,989
952	Outset Medical Inc.*	4,655
1,500	Penumbra Inc.*	477,450
2,058	Procept Biorobotics Corp.*	54,187
804	Pulse Biosciences Inc.*	20,100
78,305	QuidelOrtho Corp.*	1,019,531
1,740	RxSight Inc.*	9,274
129	Sanara Medtech Inc.*	2,940
1,878	SI-BONE Inc.*	26,480
1,548	Sight Sciences Inc.*	7,523
2,157	STAAR Surgical Co.*	64,473
1,846	Stereotaxis Inc.*	3,655
367	Strive Inc., Class B Shares*	6,485
864	Tactile Systems Technology Inc.*	21,263

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.0% - (continued)
Health Care Equipment & Supplies - 2.2% - (continued)
2,689	Tandem Diabetes Care Inc.*	$46,251
1,750	Teleflex Inc.	225,120
1,301	TransMedics Group Inc.*	87,427
1,632	Treace Medical Concepts Inc.*	5,647
294	UFP Technologies Inc.*	64,709
72	Utah Medical Products Inc.	4,784
49,665	Varex Imaging Corp.*	508,073

	Total Health Care Equipment & Supplies	16,707,749

Health Care Providers & Services - 2.2%
55,330	Acadia Healthcare Co., Inc.*	1,283,656
2,779	Accendra Health Inc.*	7,892
4,190	AdaptHealth Corp., Class A Shares*	42,445
715	Addus HomeCare Corp.*	65,551
492	agilon health Inc.*	45,402
6,906	Alignment Healthcare Inc.*	105,800
1,682	AMN Healthcare Services Inc.*	48,728
998	Ardent Health Inc.*	9,212
1,741	Astrana Health Inc.*	65,496
2,866	Aveanna Healthcare Holdings Inc.*	20,549
17,813	BrightSpring Health Services Inc.*	1,098,706
9,165	Brookdale Senior Living Inc.*	117,954
1,162	Castle Biosciences Inc.*	24,495
556	Chemed Corp.	237,084
16,957	Clover Health Investments Corp., Class A Shares*	67,489
5,006	Community Health Systems Inc.*	13,616
4,758	Concentra Group Holdings Parent Inc.	118,332
1,096	CorVel Corp.*	67,678
1,226	Cross Country Healthcare Inc.*	16,048
1,481	DaVita Inc.*	287,847
3,490	DocGo Inc.*	2,296
14,737	Encompass Health Corp.	1,559,912
2,229	Ensign Group Inc. (The)	373,692
684	Fulgent Genetics Inc.*	12,408
742	GeneDx Holdings Corp., Class A Shares*	38,577
25,119	Guardant Health Inc.*	3,257,683
818	Guardian Pharmacy Services Inc., Class A Shares*	31,689
22,698	HealthEquity Inc.*	1,997,197
4,152	Henry Schein Inc.*	317,960
8,165	Hims & Hers Health Inc.*	213,515
1,173	Innovage Holding Corp.*	8,903
396	Joint Corp. (The)*	3,524
6,869	LifeStance Health Group Inc.*	52,960
1,907	Nano-X Imaging Ltd.*	3,661
522	National HealthCare Corp.	96,267
5,219	NeoGenomics Inc.*	54,904
468	NRC Health	9,140
127	Nutex Health Inc.*	16,397
23,187	OPKO Health Inc.*	33,853
6,469	Option Care Health Inc.*	135,008
1,726	PACS Group Inc.*	63,258
3,519	Pediatrix Medical Group Inc.*	75,799
1,404	Pennant Group Inc. (The)*	48,087
4,622	Privia Health Group Inc.*	99,419
2,834	Progyny Inc.*	72,437
29,742	RadNet Inc.*	1,651,573
4,299	Select Medical Holdings Corp.	70,934
169	Sonida Senior Living Inc.*	5,974
2,449	Strata Critical Medical Inc.*	15,453
3,070	Surgery Partners Inc.*	41,015
6,470	Talkspace Inc.*	33,644

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.0% - (continued)
Health Care Providers & Services - 2.2% - (continued)
13,950	Tenet Healthcare Corp.*	$2,445,714
2,134	Universal Health Services Inc., Class B Shares	311,799
629	US Physical Therapy Inc.	40,420
1,066	Viemed Healthcare Inc.*	10,489

	Total Health Care Providers & Services	16,949,541

Health Care Technology - 0.1%
4,809	Certara Inc.*	27,988
381	Claritev Corp., Class A Shares*	9,571
2,036	Definitive Healthcare Corp., Class A Shares*	1,895
5,217	Doximity Inc., Class A Shares*	111,644
4,707	Evolent Health Inc., Class A Shares*	18,593
1,903	Health Catalyst Inc.*	2,626
1,050	HealthStream Inc.	26,219
1,029	HeartFlow Inc.*	31,878
1,245	LifeMD Inc.*	5,329
723	OptimizeRx Corp.*	3,752
2,224	Phreesia Inc.*	21,929
2,241	Schrodinger Inc.*	34,063
721	Simulations Plus Inc.*	12,336
6,863	Teladoc Health Inc.*	52,228
4,210	Waystar Holding Corp.*	83,821

	Total Health Care Technology	443,872

Life Sciences Tools & Services - 1.1%
4,549	10X Genomics Inc., Class A Shares*	128,759
74,955	Adaptive Biotechnologies Corp.*	1,135,568
26,060	Avantor Inc.*	237,667
26,819	Azenta Inc.*	613,619
1,615	BioLife Solutions Inc.*	40,246
746	Bio-Rad Laboratories Inc., Class A Shares*	233,110
31,887	Bio-Techne Corp.	1,647,920
4,103	Bruker Corp.	241,626
6,079	Charles River Laboratories International Inc.*	1,098,536
2,554	Codexis Inc.*	7,074
1,459	CryoPort Inc.*	22,892
4,282	Cytek Biosciences Inc.*	17,942
3,696	Fortrea Holdings Inc.*	56,881
2,081	Ginkgo Bioworks Holdings Inc.*	19,499
8,772	ICON PLC, ADR*	1,193,606
747	Lifecore Biomedical Inc.*	3,750
4,176	Maravai LifeSciences Holdings Inc., Class A Shares*	20,045
3,837	MaxCyte Inc.*	4,643
889	Medpace Holdings Inc.*	397,481
194	Mesa Laboratories Inc.	19,792
2,802	OmniAb Inc.*	7,565
234	OmniAb Inc., Class CR3 Shares*(c)	–
234	OmniAb Inc., Class CR4 Shares*(c)	–
9,612	Pacific Biosciences of California Inc.*	14,322
2,098	Personalis Inc.*	23,917
8,001	QIAGEN NV	292,757
1,291	Quanterix Corp.*	3,950
4,310	Quantum-Si Inc.*	5,129
2,092	Repligen Corp.*	259,303
8,640	Sotera Health Co.*	135,130
141,511	Standard BioTools Inc.*	162,738
3,894	Tempus AI Inc., Class A Shares*	196,530

	Total Life Sciences Tools & Services	8,241,997

Pharmaceuticals - 0.8%
1,965	Alumis Inc.*	42,444
94,445	Amneal Pharmaceuticals Inc.*	1,243,841
1,372	Amphastar Pharmaceuticals Inc.*	25,862

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.0% - (continued)
Pharmaceuticals - 0.8% - (continued)
3,710	Amylyx Pharmaceuticals Inc.*	$53,238
738	ANI Pharmaceuticals Inc.*	57,940
4,028	Aquestive Therapeutics Inc.*	16,193
2,283	Arvinas Inc.*	20,501
3,052	Atea Pharmaceuticals Inc.*	14,253
1,625	Axsome Therapeutics Inc.*	381,030
1,242	Collegium Pharmaceutical Inc.*	41,744
3,696	Corcept Therapeutics Inc.*	256,835
2,648	CorMedix Inc.*	22,349
3,773	Crinetics Pharmaceuticals Inc.*	134,130
3,505	Definium Therapeutics Inc.*	84,786
2,733	Edgewise Therapeutics Inc.*	93,359
19,411	Elanco Animal Health Inc.*	462,952
1,649	Enliven Therapeutics Inc.*	65,251
8,762	Esperion Therapeutics Inc.*	27,425
974	Eton Pharmaceuticals Inc.*	29,658
1,980	Evolus Inc.*	12,989
2,895	EyePoint Inc.*	39,314
2,209	Fulcrum Therapeutics Inc.*	15,286
1,736	Harmony Biosciences Holdings Inc.*	54,840
1,223	Harrow Inc.*	43,062
4,729	Indivior Pharmaceuticals Inc.*	170,339
4,721	Innoviva Inc.*	101,124
2,294	Jazz Pharmaceuticals PLC*	542,508
512	LB Pharmaceuticals Inc.*	14,321
688	LENZ Therapeutics Inc.*	5,353
763	Ligand Pharmaceuticals Inc.*	176,985
2,648	Liquidia Corp.*	163,805
887	Maze Therapeutics Inc.*	23,470
1,397	MBX Biosciences Inc.*	43,964
414	MediWound Ltd.*	5,933
10,097	Nuvation Bio Inc.*	48,264
7,543	Ocular Therapeutix Inc.*	67,962
2,641	Omeros Corp.*	29,157
9,749	Organon & Co.	130,052
1,904	Pacira BioSciences Inc.*	44,211
5,636	Perrigo Co. PLC	62,278
1,333	Phathom Pharmaceuticals Inc.*	12,783
747	Phibro Animal Health Corp., Class A Shares	23,000
1,897	Prestige Consumer Healthcare Inc.*	90,164
1,037	Rapport Therapeutics Inc.*	40,962
4,240	Royalty Pharma PLC, Class A Shares	236,422
675	Septerna Inc.*	20,385
1,809	SIGA Technologies Inc.	8,466
2,148	Supernus Pharmaceuticals Inc.*	99,195
1,590	Tarsus Pharmaceuticals Inc.*	94,446
1,342	Theravance Biopharma Inc.*	21,553
866	Third Harmonic Bio Inc.*(c)	4,659
3,851	Trevi Therapeutics Inc.*	54,453
46,227	Viatris Inc.	751,651
4,467	WaVe Life Sciences Ltd.*	29,393
6,603	Xeris Biopharma Holdings Inc.*	40,674
1,968	Zevra Therapeutics Inc.*	22,809

	Total Pharmaceuticals	6,420,023

	TOTAL HEALTH CARE	90,947,497

INDUSTRIALS - 23.4%
Aerospace & Defense - 2.9%
1,635	AAR Corp.*	184,134
1,501	Aerovironment Inc.*	311,067
1,086	AerSale Corp.*	7,157

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 23.4% - (continued)
Aerospace & Defense - 2.9% - (continued)
25,571	Archer Aviation Inc., Class A Shares*	$174,138
1,263	Astronics Corp.*	109,881
5,354	ATI Inc.*	937,807
3,632	BWX Technologies Inc.	711,436
651	Byrna Technologies Inc.*	4,062
1,111	Cadre Holdings Inc.	34,596
1,911	Carpenter Technology Corp.	896,221
1,498	Curtiss-Wright Corp.	1,119,920
585	Ducommun Inc.*	89,049
3,805	Eve Holding Inc.*	13,127
659	Firefly Aerospace Inc.*	30,637
29,196	FTAI Aviation Ltd.	7,600,887
3,162	Hexcel Corp.	283,916
1,558	Huntington Ingalls Industries Inc.	480,129
4,407	Intuitive Machines Inc., Class A Shares*	193,159
2,040	Karman Holdings Inc.*	117,300
7,061	Kratos Defense & Security Solutions Inc.*	452,822
3,072	Leonardo DRS Inc.	149,791
1,650	Loar Holdings Inc.*	106,392
24,087	Mercury Systems Inc.*	2,690,518
1,115	Moog Inc., Class A Shares	401,367
169	National Presto Industries Inc.	21,390
767	Park Aerospace Corp.	24,444
3,773	Red Cat Holdings Inc.*	54,708
2,481	Redwire Corp.*	60,958
16,501	Rocket Lab Corp.*	2,367,563
7,627	StandardAero Inc.*	218,437
6,984	Textron Inc.	640,852
830	V2X Inc.*	68,998
381	Voyager Technologies Inc., Class A Shares*	18,871
965	VSE Corp.	178,670
2,391	Woodward Inc.	836,922

	Total Aerospace & Defense	21,591,326

Air Freight & Logistics - 0.6%
14,539	CH Robinson Worldwide Inc.	2,597,392
889	Forward Air Corp.*	9,406
31,776	GXO Logistics Inc.*	1,592,295
2,458	Hub Group Inc., Class A Shares	102,105
1,397	Radiant Logistics Inc.*	11,861

	Total Air Freight & Logistics	4,313,059

Building Products - 1.2%
2,638	AAON Inc.	369,848
2,837	Advanced Drainage Systems Inc.	394,797
3,424	Allegion PLC	445,360
4,504	AO Smith Corp.	255,467
933	Apogee Enterprises Inc.	35,837
1,726	Armstrong World Industries Inc.	272,535
1,141	AZZ Inc.	154,617
635	CSW Industrials Inc.	175,876
4,753	Fortune Brands Innovations Inc.	185,082
27,169	Gibraltar Industries Inc.*	1,050,082
1,499	Griffon Corp.	131,882
8,026	Hayward Holdings Inc.*	113,247
860	Insteel Industries Inc.	23,641
5,288	Janus International Group Inc.*	28,238
3,220	JELD-WEN Holding Inc.*	6,955
7,786	Masterbrand Inc.*	67,582
2,047	Modine Manufacturing Co.*	570,929
3,337	Owens Corning	419,861
1,649	Quanex Building Products Corp.	30,688

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 23.4% - (continued)
Building Products - 1.2% - (continued)
108,132	Resideo Technologies Inc.*	$3,381,288
1,652	Simpson Manufacturing Co., Inc.	313,450
981	Tecnoglass Inc.	42,271
4,186	Trex Co., Inc.*	173,300
2,322	UFP Industries Inc.	188,082
5,938	Zurn Elkay Water Solutions Corp.	279,086

	Total Building Products	9,110,001

Commercial Services & Supplies - 1.6%
2,386	ABM Industries Inc.	93,197
3,374	ACCO Brands Corp.	13,361
6,510	ACV Auctions Inc., Class A Shares*	42,771
2,668	BrightView Holdings Inc.*	32,976
1,641	Brink’s Co. (The)	170,697
23,823	Casella Waste Systems Inc., Class A Shares*	1,957,536
635	Cimpress PLC*	62,586
5,890	Clean Harbors Inc.*	1,655,267
4,200	CoreCivic Inc.*	88,536
1,679	Deluxe Corp.	40,783
887	Ennis Inc.	18,148
153,718	Enviri Corp.*	3,189,649
5,281	GEO Group Inc. (The)*	119,720
2,842	Healthcare Services Group Inc.*	58,545
2,758	HNI Corp.	86,022
2,395	Interface Inc., Class A Shares	70,892
950	Liquidity Services Inc.*	34,400
2,921	MillerKnoll Inc.	47,262
1,483	MSA Safety Inc.	245,881
1,142	Onterris Inc.*	18,283
91,011	OPENLANE Inc.*	3,467,519
656	Perma-Fix Environmental Services Inc.*	6,442
4,052	Pitney Bowes Inc.	65,237
1,121	Quad/Graphics Inc.	8,351
10,546	Tetra Tech Inc.	289,910
567	UniFirst Corp.	150,493
5,190	Vestis Corp.*	67,055
1,743	Virco Mfg. Corp.	10,510

	Total Commercial Services & Supplies	12,112,029

Construction & Engineering - 4.2%
5,253	AECOM	364,401
1,144	Ameresco Inc., Class A Shares*	41,161
64,499	API Group Corp.*	2,644,459
20,552	Arcosa Inc.	2,604,966
516	Argan Inc.	344,182
459	Bowman Consulting Group Ltd.*	14,472
7,378	Cardinal Infrastructure Group Inc., Class A Shares*	382,844
24,214	Centuri Holdings Inc.*	744,338
5,350	Comfort Systems USA Inc.	9,780,924
792	Concrete Pumping Holdings Inc.*	6,193
1,830	Construction Partners Inc., Class A Shares*	213,140
1,100	Dycom Industries Inc.*	561,000
1,760	EMCOR Group Inc.	1,455,203
13,521	Everus Construction Group Inc.*	2,011,519
6,349	Fluor Corp.*	290,530
1,706	Granite Construction Inc.	233,449
368	IES Holdings Inc.*	249,633
27,790	Legence Corp., Class A Shares*	2,327,135
441	Limbach Holdings Inc.*	34,156
2,457	MasTec Inc.*	929,655
910	Matrix Service Co.*	11,948
611	MYR Group Inc.*	284,152

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 23.4% - (continued)
Construction & Engineering - 4.2% - (continued)
331	NWPX Infrastructure Inc.*	$39,045
1,971	Orion Group Holdings Inc.*	27,121
21,805	Primoris Services Corp.	2,742,633
1,187	Sterling Infrastructure Inc.*	1,021,817
1,710	Tutor Perini Corp.	122,248
786	Valmont Industries Inc.	408,571
74,269	WillScot Holdings Corp.	1,910,941

	Total Construction & Engineering	31,801,836

Electrical Equipment - 3.8%
1,221	Acuity Inc.	372,539
524	Allient Inc.	41,480
1,795	American Superconductor Corp.*	91,437
4,119	Amprius Technologies Inc.*	83,533
5,634	Array Technologies Inc.*	51,157
1,312	Atkore Inc.	108,647
70,947	Babcock & Wilcox Enterprises Inc.*	1,308,972
32,716	Bloom Energy Corp., Class A Shares*	9,324,060
1,517	EnerSys	345,831
7,041	Enovix Corp.*	56,187
12,475	Eos Energy Enterprises Inc.*	105,164
2,988	Fluence Energy Inc., Class A Shares*	56,413
38,030	Forgent Power Solutions Inc., Class A Shares*	2,078,720
2,300	Generac Holdings Inc.*	639,193
5,348	Hyliion Holdings Corp.*	37,383
1,002	LSI Industries Inc.	24,279
1,577	NANO Nuclear Energy Inc.*	45,544
36,265	Nextpower Inc., Class A Shares*	5,671,846
4,917	NuScale Power Corp.*	62,298
6,426	nVent Electric PLC	1,073,078
42,795	Plug Power Inc.*	169,040
1,143	Powell Industries Inc.	325,092
318	Power Solutions International Inc.*	13,254
90	Preformed Line Products Co.	33,284
19,087	Regal Rexnord Corp.	3,850,993
43,458	Sensata Technologies Holding PLC	2,146,391
7,023	Shoals Technologies Group Inc., Class A Shares*	87,436
9,126	Sunrun Inc.*	152,587
1,252	Thermon Group Holdings Inc.*	76,547
941	Vicor Corp.*	315,084

	Total Electrical Equipment	28,747,469

Ground Transportation - 1.2%
9,872	ArcBest Corp.	1,349,404
647	Avis Budget Group Inc.*	113,769
389	Covenant Logistics Group Inc., Class A Shares	15,443
3,612	FTAI Infrastructure Inc.	16,110
1,235	Heartland Express Inc.	18,513
4,115	Hertz Global Holdings Inc.*	22,221
31,392	Knight-Swift Transportation Holdings Inc., Class A Shares	2,374,177
1,367	Landstar System Inc.	282,832
15,651	Lyft Inc., Class A Shares*	220,836
2,464	Marten Transport Ltd.	42,479
483	Proficient Auto Logistics Inc.*	2,642
6,695	RXO Inc.*	171,258
1,564	Ryder System Inc.	392,329
4,870	Saia Inc.*	2,300,442
2,045	Schneider National Inc., Class B Shares	72,270
4,104	U-Haul Holding Co.	213,490
228	U-Haul Holding Co.*	13,199
247	Universal Logistics Holdings Inc.	3,930
2,442	Werner Enterprises Inc.	101,367

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 23.4% - (continued)
Ground Transportation - 1.2% - (continued)
4,577	XPO Inc.*	$980,622

	Total Ground Transportation	8,707,333

Industrial Conglomerates - 0.0%@
985	Brookfield Business Corp., Class A Shares	32,338

Machinery - 3.7%
4,557	3D Systems Corp.*	16,268
1,292	Aebi Schmidt Holding AG	16,124
2,436	AGCO Corp.	273,514
382	Alamo Group Inc.	57,571
8,577	Albany International Corp., Class A Shares	554,846
1,755	Alliance Laundry Holdings Inc.*	44,314
3,309	Allison Transmission Holdings Inc.	375,671
999	Astec Industries Inc.	50,310
3,249	Atmus Filtration Technologies Inc.	151,988
1,180	Blue Bird Corp.*	79,969
1,210	CECO Environmental Corp.*	90,447
1,765	Chart Industries Inc.*	366,802
88,034	CNH Industrial NV	898,827
1,020	Columbus McKinnon Corp.	16,279
1,933	Crane Co.	353,739
4,633	Donaldson Co., Inc.	379,304
1,076	Douglas Dynamics Inc.	47,936
259	Eastern Co. (The)	5,576
1,896	Energy Recovery Inc.*	15,490
2,097	Enerpac Tool Group Corp., Class A Shares	70,229
840	Enpro Inc.	257,872
2,236	Esab Corp.	206,673
1,005	ESCO Technologies Inc.	293,360
2,341	Federal Signal Corp.	249,785
5,122	Flowserve Corp.	386,762
1,502	Franklin Electric Co., Inc.	147,767
10,017	Gates Industrial Corp. PLC*	259,641
383	Gencor Industries Inc.*	5,404
875	Gorman-Rupp Co. (The)	65,581
6,557	Graco Inc.	494,726
393	Graham Corp.*	39,355
1,175	Greenbrier Cos., Inc. (The)	55,354
16,373	Helios Technologies Inc.	1,360,433
72,186	Hillman Solutions Corp.*	538,508
607	Hyster-Yale Inc.	22,046
17,749	ITT Inc.	3,461,055
12,352	JBT Marel Corp.	1,659,985
447	Kadant Inc.	142,673
3,000	Kennametal Inc.	98,400
313	LB Foster Co., Class A Shares*	12,877
2,136	Lincoln Electric Holdings Inc.	552,135
425	Lindsay Corp.	46,448
1,115	Luxfer Holdings PLC, ADR	18,988
1,096	Manitowoc Co., Inc. (The)*	12,966
528	Mayville Engineering Co., Inc.*	14,177
7,061	Microvast Holdings Inc.*	10,945
1,902	Middleby Corp. (The)*	294,829
392	Miller Industries Inc.	18,781
4,324	Mueller Industries Inc.	556,066
5,972	Mueller Water Products Inc., Class A Shares	150,554
2,113	Nordson Corp.	607,128
108	Omega Flex Inc.	3,265
13,986	Oshkosh Corp.	1,818,180
319	Park-Ohio Holdings Corp.	10,387
17,484	Pentair PLC	1,238,567

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 23.4% - (continued)
Machinery - 3.7% - (continued)
926	Proto Labs Inc.*	$70,154
1,239	RBC Bearings Inc.*	708,658
7,879	Richtech Robotics Inc., Class B Shares*	23,795
2,036	Snap-on Inc.	755,784
5,952	SPX Technologies Inc.*	1,289,560
475	Standex International Corp.	131,580
6,194	Stanley Black & Decker Inc.	491,927
121,883	Stratasys Ltd.*	1,284,647
15,703	Tennant Co.	1,352,185
27,420	Terex Corp.	1,595,296
2,477	Timken Co. (The)	317,006
1,850	Titan International Inc.*	13,357
3,930	Toro Co. (The)	353,228
3,126	Trinity Industries Inc.	101,407
1,696	Wabash National Corp.	13,449
1,097	Watts Water Technologies Inc., Class A Shares	338,951
1,278	Worthington Enterprises Inc.	72,552

	Total Machinery	27,890,413

Marine Transportation - 0.3%
314	Costamare Bulkers Holdings Ltd.*	5,068
1,560	Costamare Inc.	23,993
1,379	Genco Shipping & Trading Ltd.	33,179
1,003	Himalaya Shipping Ltd.*	14,794
12,633	Kirby Corp.*	1,776,074
1,261	Matson Inc.	228,619
981	Pangaea Logistics Solutions Ltd.	7,426
2,012	Safe Bulkers Inc.	12,575

	Total Marine Transportation	2,101,728

Passenger Airlines - 0.1%
4,544	Alaska Air Group Inc.*	209,115
1,002	Allegiant Travel Co.*	91,793
25,904	American Airlines Group Inc.*	379,234
2,552	Frontier Group Holdings Inc.*	15,440
13,336	JetBlue Airways Corp.*	72,948
19,448	Joby Aviation Inc.*	231,431
1,603	SkyWest Inc.*	137,297

	Total Passenger Airlines	1,137,258

Professional Services - 2.1%
183,205	Alight Inc., Class A Shares	172,634
6,296	Amentum Holdings Inc.*	146,256
930	Asure Software Inc.*	8,603
1,058	Barrett Business Services Inc.	34,427
1,458	BlackSky Technology Inc., Class A Shares*	70,669
3,600	CACI International Inc., Class A Shares*	1,848,636
1,887	CBIZ Inc.*	62,648
14,295	Clarivate PLC*	36,166
1,682	Concentrix Corp.	47,584
292,716	Conduent Inc.*	506,399
236	CRA International Inc.	32,745
6,229	ExlService Holdings Inc.*	180,828
2,034	Exponent Inc.	118,623
97,576	First Advantage Corp.*	1,561,216
378	Franklin Covey Co.*	8,966
1,219	FTI Consulting Inc.*	186,727
6,307	Genpact Ltd.	207,816
811	HireQuest Inc.	10,665
656	Huron Consulting Group Inc.*	70,448
354	IBEX Holdings Ltd.*	11,201
13,873	ICF International Inc.	955,017
1,167	Innodata Inc.*	122,512

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 23.4% - (continued)
Professional Services - 2.1% - (continued)
3,267	Insperity Inc.	$112,614
99,773	KBR Inc.	3,487,066
1,168	Kelly Services Inc., Class A Shares	13,572
781	Kforce Inc.	36,699
2,114	Korn Ferry	147,938
4,890	Legalzoom.com Inc.*	30,758
1,728	ManpowerGroup Inc.	54,657
2,176	Maximus Inc.	134,760
735	Mistras Group Inc.*	12,921
2,067	Parsons Corp.*	122,160
1,738	Paylocity Holding Corp.*	199,748
65,234	Planet Labs PBC*	3,336,067
138	Resolute Holdings Management Inc.*	16,419
1,081	Resources Connection Inc.	4,886
49,730	Robert Half Inc.	1,464,051
1,832	Science Applications International Corp.	190,894
751	Spire Global Inc., Class A Shares*	17,153
7,819	TIC Solutions Inc.*	63,881
2,066	TriNet Group Inc.	94,375
878	TrueBlue Inc.*	5,452
932	TTEC Holdings Inc.*	2,535
4,715	Upwork Inc.*	41,586
6,158	Verra Mobility Corp., Class A Shares*	27,773
548	Willdan Group Inc.*	49,780

	Total Professional Services	16,068,531

Trading Companies & Distributors - 1.7%
21,526	AerCap Holdings NV	3,000,509
990	Alta Equipment Group Inc.*	6,098
9,329	Applied Industrial Technologies Inc.	2,834,243
302	BlueLinx Holdings Inc.*	15,701
16,568	Boise Cascade Co.	1,155,121
30,537	Core & Main Inc., Class A Shares*	1,510,055
1,734	Custom Truck One Source Inc.*	16,612
406	Distribution Solutions Group Inc.*	10,962
7,161	DNOW Inc.*	91,589
536	DXP Enterprises Inc.*	77,752
247	EVI Industries Inc.	4,313
9,394	GATX Corp.	1,588,338
431	Global Industrial Co.	13,102
1,268	Herc Holdings Inc.	168,644
1,559	Hudson Technologies Inc.*	8,294
210	Karat Packaging Inc.	5,695
985	McGrath RentCorp.	107,355
1,789	MSC Industrial Direct Co., Inc., Class A Shares	195,842
3,165	NPK International Inc.*	45,956
24,374	QXO Inc.*(a)	420,452
2,336	Rush Enterprises Inc., Class A Shares	161,955
382	Rush Enterprises Inc., Class B Shares	24,792
1,742	SiteOne Landscape Supply Inc.*	189,181
709	Titan Machinery Inc.*	15,470
392	Transcat Inc.*	33,132
1,394	Watsco Inc.	511,737
1,923	WESCO International Inc.	694,530
114	Willis Lease Finance Corp.	20,179
1,711	Xometry Inc., Class A Shares*	163,041

	Total Trading Companies & Distributors	13,090,650

Transportation Infrastructure - 0.0%@
401	Sky Harbour Group Corp., Class A Shares*	3,766

	TOTAL INDUSTRIALS	176,707,737

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.3%
3,016	ADTRAN Holdings Inc.*	$49,915
9,659	Applied Optoelectronics Inc.*	1,530,082
430	Aviat Networks Inc.*	7,641
65,299	Calix Inc.*	2,595,635
12,207	Ciena Corp.*	7,082,868
398	Clearfield Inc.*	18,794
1,500	Digi International Inc.*	100,200
5,520	Extreme Networks Inc.*	146,335
8,595	F5 Inc.*	3,295,753
4,836	Harmonic Inc.*	73,072
2,811	Lumentum Holdings Inc.*	2,403,293
971	NETGEAR Inc.*	25,236
2,757	NetScout Systems Inc.*	114,746
342,976	Ribbon Communications Inc.*	1,056,366
73,436	ViaSat Inc.*	5,920,410
8,633	Viavi Solutions Inc.*	419,218
8,337	Vistance Networks Inc.*	104,046

	Total Communications Equipment	24,943,610

Electronic Equipment, Instruments & Components - 5.2%
1,700	908 Devices Inc.*	14,297
1,485	Advanced Energy Industries Inc.	448,737
1,450	Aeva Technologies Inc.*	40,861
4,101	Arlo Technologies Inc.*	54,707
2,083	Arrow Electronics Inc.*	447,074
27,030	Avnet Inc.	2,349,718
1,185	Badger Meter Inc.	146,822
83	Bel Fuse Inc., Class A Shares	20,330
399	Bel Fuse Inc., Class B Shares	109,534
1,549	Belden Inc.	162,769
1,489	Benchmark Electronics Inc.	125,761
634	Climb Global Solutions Inc.	13,726
6,612	Cognex Corp.	435,400
11,156	Coherent Corp.*	4,032,559
33,707	Crane NXT Co.	1,309,180
1,233	CTS Corp.	79,171
1,456	Daktronics Inc.*	30,110
1,046	ePlus Inc.	85,866
5,809	Evolv Technologies Holdings Inc.*	37,468
6,043	Fabrinet*	3,953,089
14,688	Flex Ltd.*	2,214,657
165	Frequency Electronics Inc.*	12,520
1,086	Ingram Micro Holding Corp.	30,680
72,342	Innoviz Technologies Ltd.*	55,204
1,160	Insight Enterprises Inc.*	123,401
22,878	IPG Photonics Corp.*	2,619,989
14,102	Itron Inc.*	1,163,133
4,192	Jabil Inc.	1,528,236
833	Kimball Electronics Inc.*	21,600
3,631	Knowles Corp.*	135,836
972	Littelfuse Inc.	453,798
1,365	Methode Electronics Inc.	15,752
8,385	MicroVision Inc.*	5,087
9,567	Mirion Technologies Inc., Class A Shares*	174,885
1,353	Napco Security Technologies Inc.	50,778
22,320	nLight Inc.*	1,654,358
1,404	Novanta Inc.*	223,699
8,314	OSI Systems Inc.*	1,802,060
2,176	Ouster Inc.*	100,205
382	PC Connection Inc.	26,583
16,338	Plexus Corp.*	4,384,466

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.2% - (continued)
Electronic Equipment, Instruments & Components - 5.2% - (continued)
4,925	Powerfleet Inc.*	$19,257
381	Richardson Electronics Ltd.	6,469
6,819	Rogers Corp.*	965,025
2,036	Sanmina Corp.*	528,810
898	ScanSource Inc.*	41,550
11,869	TD SYNNEX Corp.	3,101,132
2,590	Teledyne Technologies Inc.*	1,605,360
4,129	TTM Technologies Inc.*	717,290
4,967	Vishay Intertechnology Inc.	258,532
408	Vishay Precision Group Inc.*	51,126
5,702	Vontier Corp.	161,823
4,369	Zebra Technologies Corp., Class A Shares*	1,064,419

	Total Electronic Equipment, Instruments & Components	39,214,899

IT Services - 0.8%
4,267	Amdocs Ltd.	268,693
38,531	Applied Digital Corp.*	1,821,746
1,395	Backblaze Inc., Class A Shares*	11,551
18,248	BigBear.ai Holdings Inc.*	91,970
2,560	Commerce.com Inc.*	8,013
2,667	DigitalOcean Holdings Inc.*	415,919
7,491	DXC Technology Co.*	74,236
2,160	EPAM Systems Inc.*	221,314
1,632	Everforth Inc.*	37,014
5,270	Fastly Inc., Class A Shares*	93,621
18,984	Globant SA*	766,194
2,754	Grid Dynamics Holdings Inc.*	19,829
903	Hackett Group Inc. (The)	10,411
1,670	Information Services Group Inc.	7,532
96,156	Kyndryl Holdings Inc.*	1,199,065
2,830	Rackspace Technology Inc.*	14,631
837	TSS Inc.*	13,794
328	Tucows Inc., Class A Shares*	4,972
116,443	Unisys Corp.*	534,473
3,110	VTEX, Class A Shares*	11,725
5,969	Wix.com Ltd.*	334,622

	Total IT Services	5,961,325

Semiconductors & Semiconductor Equipment - 5.9%
1,925	ACM Research Inc., Class A Shares*	166,628
1,105	Aehr Test Systems*	102,025
5,009	Allegro MicroSystems Inc.*	239,781
847	Alpha & Omega Semiconductor Ltd.*	38,411
1,597	Ambarella Inc.*	115,271
4,507	Amkor Technology Inc.	313,507
5,019	Astera Labs Inc.*	1,720,764
1,250	Axcelis Technologies Inc.*	188,013
27,084	CEVA Inc.*	1,082,818
2,056	Cirrus Logic Inc.*	349,417
1,724	Cohu Inc.*	90,941
25,719	Credo Technology Group Holding Ltd.*	6,070,456
1,860	Diodes Inc.*	195,895
4,969	Enphase Energy Inc.*	339,681
13,373	FormFactor Inc.*	1,666,142
1,166	Ichor Holdings Ltd.*	83,392
1,094	Impinj Inc.*	165,194
162,964	indie Semiconductor Inc., Class A Shares*(a)	813,190
5,316	Kopin Corp.*	30,354
2,164	Kulicke & Soffa Industries Inc.	220,490
15,706	Lattice Semiconductor Corp.*	2,310,039
7,134	MACOM Technology Solutions Holdings Inc.*	2,601,342
3,486	MaxLinear Inc., Class A Shares*	323,954

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.2% - (continued)
Semiconductors & Semiconductor Equipment - 5.9% - (continued)
9,691	MKS Inc.	$3,142,404
6,407	Navitas Semiconductor Corp., Class A Shares*	170,426
151	NVE Corp.	14,789
11,224	ON Semiconductor Corp.*	1,353,839
1,953	Onto Innovation Inc.*	504,343
1,114	PDF Solutions Inc.*	54,397
2,268	Penguin Solutions Inc.*	126,622
2,261	Photronics Inc.*	73,143
2,120	Power Integrations Inc.	178,080
3,323	Qorvo Inc.*	344,130
32,469	Rambus Inc.*	4,722,941
12,458	Rigetti Computing Inc.*	318,177
27,907	Semtech Corp.*	4,256,934
1,290	Silicon Laboratories Inc.*	280,704
3,024	Silicon Motion Technology Corp., ADR	837,255
865	SiTime Corp.*	614,323
1,281	SkyWater Technology Inc.*	49,933
5,844	Skyworks Solutions Inc.	454,955
7,877	Synaptics Inc.*	1,081,355
5,136	T1 Energy Inc.*	54,236
1,923	Ultra Clean Holdings Inc.*	164,551
15,741	Universal Display Corp.	1,450,061
87,181	Veeco Instruments Inc.*	5,025,113

	Total Semiconductors & Semiconductor Equipment	44,500,416

Software - 4.8%
4,485	8x8 Inc.*	9,284
2,872	A10 Networks Inc.	86,562
32,673	ACI Worldwide Inc.*	1,426,830
74,516	Adeia Inc.	1,991,068
1,009	Agilysys Inc.*	87,339
1,868	Alarm.com Holdings Inc.*	84,265
2,739	Alkami Technology Inc.*	49,768
3,529	Amplitude Inc., Class A Shares*	27,597
891	Appfolio Inc., Class A Shares*	143,602
1,469	Appian Corp., Class A Shares*	34,375
940	Arteris Inc.*	33,793
3,442	Asana Inc., Class A Shares*	26,503
1,166	AudioEye Inc.*	8,955
47,738	Aurora Innovation Inc., Class A Shares*	350,397
6,674	AvePoint Inc.*	72,813
6,452	Bentley Systems Inc., Class B Shares	210,593
3,338	BILL Holdings Inc.*	123,573
14,097	Bit Digital Inc.*	28,476
3,796	Bitdeer Technologies Group, Class A Shares*	66,392
1,495	Blackbaud Inc.*	45,882
2,037	BlackLine Inc.*	59,888
9,890	Blend Labs Inc., Class A Shares*	17,703
5,628	Box Inc., Class A Shares*	151,731
76,326	Braze Inc., Class A Shares*	1,956,235
4,763	C3.ai Inc., Class A Shares*	51,298
22,959	CCC Intelligent Solutions Holdings Inc.*	107,907
1,564	Cerence Inc.*	20,113
12,969	Cipher Digital Inc.*	306,717
11,125	Cleanspark Inc.*	203,476
3,467	Clear Secure Inc., Class A Shares	192,245
11,047	Clearwater Analytics Holdings Inc., Class A Shares*	268,884
129,506	Cognyte Software Ltd.*	1,498,384
1,721	Commvault Systems Inc.*	204,369
708	Consensus Cloud Solutions Inc.*	24,320
11,590	Core Scientific Inc.*	311,191

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.2% - (continued)
Software - 4.8% - (continued)
888	CS Disco Inc.*	$3,543
51	Daily Journal Corp.*	26,373
10,316	Descartes Systems Group Inc. (The)*	761,011
593	Digimarc Corp.*	8,717
3,426	Digital Turbine Inc.*	30,080
2,447	Dolby Laboratories Inc., Class A Shares	136,567
1,235	Domo Inc., Class B Shares*	5,150
7,127	Dropbox Inc., Class A Shares*	191,574
13,105	D-Wave Quantum Inc.*	394,985
70,343	Dynatrace Inc.*	2,995,908
774	eGain Corp.*	5,751
3,748	Elastic NV*	242,496
859	EverCommerce Inc.*	9,664
3,181	Five9 Inc.*	77,457
8,127	Freshworks Inc., Class A Shares*	78,913
21,941	Gen Digital Inc.	565,858
66,112	Gitlab Inc., Class A Shares*	2,052,778
16,947	Guidewire Software Inc.*	2,587,298
3,836	Hut 8 Corp.*	478,848
783	I3 Verticals Inc., Class A Shares*	15,942
2,242	Intapp Inc.*	51,768
1,030	InterDigital Inc.	259,653
3,909	Kaltura Inc.*	5,981
813	Life360 Inc.*	34,544
34,417	LiveRamp Holdings Inc.*	1,292,703
2,412	Manhattan Associates Inc.*	361,921
14,479	MARA Holdings Inc.*	208,208
1,609	Mitek Systems Inc.*	27,643
10,924	Monday.com Ltd.*	913,465
2,521	N-able Inc.*	9,328
4,386	nCino Inc.*	70,527
130,216	NCR Voyix Corp.*	936,253
3,422	NextNav Inc.*	70,562
7,166	Nice Ltd., ADR*	664,002
10,286	Nutanix Inc., Class A Shares*	535,592
37,607	OneSpan Inc.	543,045
856	Ooma Inc.*	15,108
1,894	Pagaya Technologies Ltd., Class A Shares*	28,637
3,233	PagerDuty Inc.*	32,168
1,589	PAR Technology Corp.*	24,534
3,424	Pegasystems Inc.	122,340
2,912	Porch Group Inc.*	30,343
30,808	Procore Technologies Inc.*	1,524,688
1,587	Progress Software Corp.*	52,101
2,408	Q2 Holdings Inc.*	114,019
1,397	Qualys Inc.*	152,678
38,242	Radware Ltd.*	1,160,262
2,566	Rapid7 Inc.*	21,503
401	Red Violet Inc.*	22,793
412	ReposiTrak Inc.	4,256
6,861	Rezolve AI PLC*(a)	20,446
1,679	Rimini Street Inc.*	6,565
3,319	RingCentral Inc., Class A Shares	143,746
13,634	Riot Platforms Inc.*	369,618
5,349	Rubrik Inc., Class A Shares*	420,592
2,609	SailPoint Inc.*	49,127
11,608	SentinelOne Inc., Class A Shares*	192,112
14,337	SoundHound AI Inc., Class A Shares*	129,033
4,198	Sprinklr Inc., Class A Shares*	23,425
1,984	Sprout Social Inc., Class A Shares*	14,840

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.2% - (continued)
Software - 4.8% - (continued)
1,468	SPS Commerce Inc.*	$83,309
1,914	Telos Corp.*	9,168
5,030	Tenable Holdings Inc.*	141,997
3,864	Teradata Corp.*	131,569
12,286	Terawulf Inc.*	314,030
1,540	Thryv Holdings Inc.*	5,975
89,090	UiPath Inc., Class A Shares*	1,044,135
12,810	Unity Software Inc.*	390,321
62,890	Varonis Systems Inc., Class B Shares*	2,147,693
2,750	Vertex Inc., Class A Shares*	36,712
581	Viant Technology Inc., Class A Shares*	7,390
3,379	Weave Communications Inc.*	20,342
1,963	Workiva Inc., Class A Shares*	97,718
57,991	Xperi Inc.*	461,028
3,859	Yext Inc.*	16,131
7,491	Zeta Global Holdings Corp., Class A Shares*	171,469

	Total Software	36,690,557

Technology Hardware, Storage & Peripherals - 2.2%
1,659	Corsair Gaming Inc.*	20,140
222	CPI Card Group Inc.*	3,767
1,093	Diebold Nixdorf Inc.*	88,686
2,531	Eastman Kodak Co.*	25,108
12,346	Everpure Inc., Class A Shares*	981,631
2,240	GPGI Inc., Class A Shares	27,238
1,108	Immersion Corp.	7,180
51,799	IonQ Inc.*(a)	3,733,154
7,915	Quantum Computing Inc.*(a)	94,663
6,673	Sandisk Corp.*	11,310,602
705	Turtle Beach Corp.*	9,193
5,507	Xerox Holdings Corp.	17,843

	Total Technology Hardware, Storage & Peripherals	16,319,205

	TOTAL INFORMATION TECHNOLOGY	167,630,012

MATERIALS - 4.1%
Chemicals - 1.7%
913	AdvanSix Inc.	20,488
4,687	Albemarle Corp.	826,881
1,089	American Vanguard Corp.*	2,810
1,141	Arq Inc.*	3,149
1,848	Ashland Inc.	106,999
3,522	ASP Isotopes Inc.*	27,401
2,687	Aspen Aerogels Inc.*	17,197
83,963	Avient Corp.	2,973,969
8,530	Axalta Coating Systems Ltd.*	262,468
1,267	Balchem Corp.	198,577
2,116	Cabot Corp.	185,171
4,377	Celanese Corp., Class A Shares	232,550
6,112	Chemours Co. (The)	135,442
296	Core Molding Technologies Inc.*	7,012
4,620	Eastman Chemical Co.	350,519
4,306	Ecovyst Inc.*	56,796
40,643	Element Solutions Inc.	1,724,483
5,051	FMC Corp.	68,997
751	Hawkins Inc.	116,232
21,199	HB Fuller Co.	1,358,432
6,648	Huntsman Corp.	102,047
1,504	Ingevity Corp.*	102,001
954	Innospec Inc.	79,125
388	Intrepid Potash Inc.*	15,159
719	Koppers Holdings Inc.	29,335
730	Kronos Worldwide Inc.	5,249

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 4.1% - (continued)
Chemicals - 1.7% - (continued)
1,843	LSB Industries Inc.*	$23,111
1,983	Mativ Holdings Inc.	17,609
1,221	Minerals Technologies Inc.	94,041
12,689	Mosaic Co. (The)	303,267
230	NewMarket Corp.	177,923
4,554	Olin Corp.	117,812
2,035	Orion SA	15,547
5,547	Perimeter Solutions Inc.*	179,057
5,574	PureCycle Technologies Inc.*	69,062
559	Quaker Chemical Corp.	80,233
2,339	Rayonier Advanced Materials Inc.*	21,402
18,882	RPM International Inc.	2,000,926
1,706	Scotts Miracle-Gro Co. (The)	100,654
1,649	Sensient Technologies Corp.	187,739
888	Stepan Co.	46,931
4,249	Tronox Holdings PLC	33,780
437	Valhi Inc.	6,288

	Total Chemicals	12,483,871

Construction Materials - 0.2%
6,372	Eagle Materials Inc.	1,409,359
6,082	James Hardie Industries PLC*	141,589
2,225	Knife River Corp.*	174,685
150	Smith-Midland Corp.*	4,807
1,015	Titan America SA*	16,514
444	United States Lime & Minerals Inc.	50,612

	Total Construction Materials	1,797,566

Containers & Packaging - 0.8%
2,620	AptarGroup Inc.	303,527
5,070	Ardagh Metal Packaging SA	20,432
16,083	Avery Dennison Corp.	2,558,323
4,598	Crown Holdings Inc.	437,178
11,813	Graphic Packaging Holding Co.	133,014
1,040	Greif Inc., Class A Shares	65,863
183	Greif Inc., Class B Shares	14,695
1,288	Myers Industries Inc.	29,367
119,327	O-I Glass Inc.*	1,044,111
3,496	Packaging Corp. of America	765,309
1,720	Ranpak Holdings Corp., Class A Shares*	11,868
3,595	Silgan Holdings Inc.	135,028
3,935	Sonoco Products Co.	191,556
1,452	TriMas Corp.	59,430

	Total Containers & Packaging	5,769,701

Metals & Mining - 1.4%
10,323	Alcoa Corp.	801,478
445	Alpha Metallurgical Resources Inc.*	88,542
5,205	American Battery Technology Co.*	18,790
639	Caledonia Mining Corp. PLC	15,183
2,039	Century Aluminum Co.*	134,513
135,151	Cleveland-Cliffs Inc.*	1,838,054
61,263	Coeur Mining Inc.	1,183,601
4,442	Commercial Metals Co.	337,814
1,607	Compass Minerals International Inc.*	51,295
5,579	Constellium SE, Class A Shares*	191,136
463	Contango Silver & Gold Inc.*	9,311
1,823	Critical Metals Corp.*(a)	20,418
2,666	Dakota Gold Corp.*	15,356
5,451	Ferroglobe PLC	23,603
25,157	Hecla Mining Co.	447,040
472	Idaho Strategic Resources Inc.*	18,460
4,701	Ivanhoe Electric Inc.*	63,275

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 4.1% - (continued)
Metals & Mining - 1.4% - (continued)
622	Kaiser Aluminum Corp.	$113,229
1,164	Lifezone Metals Ltd.*	6,111
844	Materion Corp.	185,714
1,533	Metallus Inc.*	30,123
5,150	MP Materials Corp.*	333,205
4,250	NioCorp Developments Ltd.*	24,522
11,948	Novagold Resources Inc.*	102,394
3,504	Perpetua Resources Corp.*	94,853
1,683	Ramaco Resources Inc., Class A Shares*	26,272
7,958	Reliance Inc.	3,030,168
3,247	Royal Gold Inc.	728,887
1,674	Ryerson Holding Corp.	47,876
8,000	SSR Mining Inc.*	249,760
3,699	SunCoke Energy Inc.	33,328
1,060	Tredegar Corp.*	8,279
4,954	United States Antimony Corp.*	44,487
3,487	USA Rare Earth Inc.*	97,671
2,037	Warrior Met Coal Inc.	192,578
1,444	Worthington Steel Inc.	60,922

	Total Metals & Mining	10,668,248

Paper & Forest Products - 0.0%@
602	Clearwater Paper Corp.*	9,813
2,483	Louisiana-Pacific Corp.	189,652
1,641	Magnera Corp.*	18,658
1,287	Sylvamo Corp.	50,540

	Total Paper & Forest Products	268,663

	TOTAL MATERIALS	30,988,049

REAL ESTATE - 3.8%
Diversified REITs - 0.2%
2,724	AH Realty Trust Inc.	18,550
361	Alpine Income Property Trust Inc.	6,956
2,236	American Assets Trust Inc.	52,099
44,421	Broadstone Net Lease Inc., Class A Shares	898,637
1,282	CTO Realty Growth Inc.	26,345
7,562	Essential Properties Realty Trust Inc.	231,246
1,902	Gladstone Commercial Corp.	23,984
7,845	Global Net Lease Inc.	73,508
1,117	NexPoint Diversified Real Estate Trust	5,965

	Total Diversified REITs	1,337,290

Health Care REITs - 0.4%
19,399	American Healthcare REIT Inc.	948,417
8,790	CareTrust REIT Inc.	358,808
494	Chiron Real Estate Inc.	17,804
1,247	Community Healthcare Trust Inc.	21,473
9,169	Diversified Healthcare Trust	76,286
13,112	Healthcare Realty Trust Inc., Class A Shares	261,191
1,773	LTC Properties Inc.	66,328
19,985	Medical Properties Trust Inc.	102,123
1,852	National Health Investors Inc.	135,733
11,748	Omega Healthcare Investors Inc.	549,337
9,522	Sabra Health Care REIT Inc.	189,393
2,340	Sila Realty Trust Inc.	70,762
559	Strawberry Fields REIT Inc.	7,334
427	Universal Health Realty Income Trust	17,699

	Total Health Care REITs	2,822,688

Hotel & Resort REITs - 0.4%
9,327	Apple Hospitality REIT Inc.	137,014
2,919	Braemar Hotels & Resorts Inc.	7,181
1,650	Chatham Lodging Trust	17,903
11,301	DiamondRock Hospitality Co.	124,198

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 3.8% - (continued)
Hotel & Resort REITs - 0.4% - (continued)
62,603	Host Hotels & Resorts Inc.	$1,438,617
8,710	Park Hotels & Resorts Inc.	105,652
4,975	Pebblebrook Hotel Trust	75,869
6,665	RLJ Lodging Trust	64,850
9,319	Ryman Hospitality Properties Inc.	1,072,897
5,975	Service Properties Trust	10,695
3,839	Summit Hotel Properties Inc.	22,151
8,110	Sunstone Hotel Investors Inc.	87,750
3,939	Xenia Hotels & Resorts Inc.	68,420

	Total Hotel & Resort REITs	3,233,197

Industrial REITs - 0.4%
11,155	Americold Realty Trust Inc.	175,022
2,097	EastGroup Properties Inc.	423,405
5,058	First Industrial Realty Trust Inc.	312,938
2,166	Industrial Logistics Properties Trust	19,429
1,138	Innovative Industrial Properties Inc., Class A Shares	65,993
2,395	LXP Industrial Trust	123,678
612	One Liberty Properties Inc.	14,412
9,323	Rexford Industrial Realty Inc.	330,687
36,495	STAG Industrial Inc.	1,382,066
3,955	Terreno Realty Corp.	259,804

	Total Industrial REITs	3,107,434

Office REITs - 0.4%
7,959	Brandywine Realty Trust	24,673
6,335	BXP Inc.	380,163
47,182	COPT Defense Properties	1,512,655
6,741	Cousins Properties Inc.	180,726
5,343	Douglas Emmett Inc.	62,193
1,617	Easterly Government Properties Inc., Class A Shares	38,776
5,522	Empire State Realty Trust Inc., Class A Shares	31,641
4,054	Franklin Street Properties Corp.	2,138
4,310	Highwoods Properties Inc.	112,491
2,295	Hudson Pacific Properties Inc.*	27,494
2,490	JBG SMITH Properties	36,528
4,616	Kilroy Realty Corp.	158,190
5,303	Piedmont Realty Trust Inc., Class A Shares*	44,068
863	Postal Realty Trust Inc., Class A Shares	19,884
2,816	SL Green Realty Corp.	127,846
6,994	Vornado Realty Trust	236,047

	Total Office REITs	2,995,513

Real Estate Management & Development - 0.4%
25,425	Compass Inc., Class A Shares*	209,248
5,689	Cushman & Wakefield Ltd.*	70,771
3,681	eXp World Holdings Inc.	18,111
637	Forestar Group Inc.*	17,498
478	FRP Holdings Inc.*	11,047
1,233	Howard Hughes Holdings Inc.*	78,111
7,298	Jones Lang LaSalle Inc.*	2,060,298
10,252	Kennedy-Wilson Holdings Inc.	112,874
1,232	Marcus & Millichap Inc.	34,792
398	Maui Land & Pineapple Co., Inc.*	6,738
6,017	Newmark Group Inc., Class A Shares	84,057
595	RE/MAX Holdings Inc., Class A Shares*	5,676
5,180	Real Brokerage Inc. (The)*	9,324
576	RMR Group Inc. (The), Class A Shares	11,491
235	Seaport Entertainment Group Inc.*	5,934
1,514	St Joe Co. (The)	96,336
284	Stratus Properties Inc.*	8,121
716	Tejon Ranch Co.*	13,840
1,896	Zillow Group Inc., Class A Shares*	67,043

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 3.8% - (continued)
Real Estate Management & Development - 0.4% - (continued)
6,622	Zillow Group Inc., Class C Shares*	$231,770

	Total Real Estate Management & Development	3,153,080

Residential REITs - 0.4%
13,637	American Homes 4 Rent, Class A Shares	437,475
446	BRT Apartments Corp.	6,462
4,176	Camden Property Trust	444,995
635	Centerspace	42,850
7,576	Equity LifeStyle Properties Inc.	467,969
77,732	Independence Realty Trust Inc.	1,261,590
962	NexPoint Residential Trust Inc.	27,956
3,335	UMH Properties Inc.	50,092

	Total Residential REITs	2,739,389

Retail REITs - 0.8%
5,481	Acadia Realty Trust	120,692
4,522	Agree Realty Corp.	335,306
89	Alexander’s Inc.	21,904
40,455	Brixmor Property Group Inc.	1,236,305
902	CBL & Associates Properties Inc.	43,377
3,998	Curbline Properties Corp.	116,462
3,429	Federal Realty Investment Trust	410,211
530	FrontView REIT Inc.	9,402
2,016	Getty Realty Corp.	65,580
3,203	InvenTrust Properties Corp.	106,115
58,806	Kimco Realty Corp.	1,416,049
8,846	Kite Realty Group Trust	242,557
10,284	Macerich Co. (The)	231,596
3,750	NETSTREIT Corp.	75,975
7,424	NNN REIT Inc.	330,442
4,864	Phillips Edison & Co., Inc.	195,290
7,138	Regency Centers Corp.	552,124
393	Saul Centers Inc.	13,621
2,274	SITE Centers Corp.	11,484
4,313	Tanger Inc.	155,570
5,470	Urban Edge Properties	122,747
1,834	Whitestone REIT, Class B Shares	34,993

	Total Retail REITs	5,847,802

Specialized REITs - 0.4%
24,746	CubeSmart	989,840
2,919	EPR Properties	166,529
1,454	Farmland Partners Inc.	14,933
4,031	Four Corners Property Trust Inc.	100,372
10,732	Gaming & Leisure Properties Inc.	504,082
1,121	Gladstone Land Corp.	10,627
3,427	Lamar Advertising Co., Class A Shares	522,480
6,082	Millrose Properties Inc.	171,634
2,910	National Storage Affiliates Trust	124,111
5,862	Outfront Media Inc.	188,991
12,153	Rayonier Inc.	253,876
2,314	Safehold Inc.	34,641
1,429	Smartstop Self Storage REIT Inc.	44,656
640	VICI Properties Inc., Class A Shares	18,061

	Total Specialized REITs	3,144,833

	TOTAL REAL ESTATE	28,381,226

UTILITIES - 3.8%
Electric Utilities - 0.8%
953	Genie Energy Ltd., Class B Shares	13,228
14,833	Hawaiian Electric Industries Inc.*	197,279
15,644	IDACORP Inc.	2,194,384
1,499	MGE Energy Inc.	113,174
7,973	OGE Energy Corp.	376,565

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
UTILITIES - 3.8% - (continued)
Electric Utilities - 0.8% - (continued)
4,322	Oklo Inc., Class A Shares*	$289,055
1,525	Otter Tail Corp.	132,156
4,855	Pinnacle West Capital Corp.	484,238
45,307	Portland General Electric Co.	2,270,787
3,967	TXNM Energy Inc.	234,886

	Total Electric Utilities	6,305,752

Gas Utilities - 1.1%
10,830	Atmos Energy Corp.	1,831,678
4,774	Brookfield Infrastructure Corp., Class A Shares	198,264
8,965	Chesapeake Utilities Corp.	1,105,564
8,089	MDU Resources Group Inc.	170,516
3,532	National Fuel Gas Co.	272,847
40,300	New Jersey Resources Corp.	2,226,575
3,564	Northwest Natural Holding Co.	172,818
17,288	ONE Gas Inc.	1,343,969
267	RGC Resources Inc.	6,154
2,541	Southwest Gas Holdings Inc.	219,060
2,270	Spire Inc.	186,730
8,507	UGI Corp.	297,065

	Total Gas Utilities	8,031,240

Independent Power & Renewable Electricity Producers - 1.0%
28,483	AES Corp. (The)	417,846
5,348	Brookfield Renewable Corp.	213,813
4,547	Clearway Energy Inc., Class C Shares	187,154
12,024	Fervo Energy Co., Class A Shares*	440,800
968	Hallador Energy Co.*	18,644
2,492	Montauk Renewables Inc.*	4,336
34,757	Ormat Technologies Inc.	4,769,703
1,810	Talen Energy Corp.*	700,108
6,513	Vistra Corp.	1,043,578

	Total Independent Power & Renewable Electricity Producers	7,795,982

Multi-Utilities - 0.7%
7,105	Avista Corp.	294,644
2,830	Black Hills Corp.	206,080
40,549	NiSource Inc.	1,874,175
36,847	Northwestern Energy Group Inc.	2,601,767
659	Unitil Corp.	32,970

	Total Multi-Utilities	5,009,636

Water Utilities - 0.2%
3,317	American States Water Co.	256,305
1,389	Cadiz Inc.*	6,778
5,232	California Water Service Group	235,963
485	Consolidated Water Co., Ltd.	14,637
22,434	Essential Utilities Inc.	827,590
379	Global Water Resources Inc.	2,763
2,951	H2O America	170,657
690	Middlesex Water Co.	36,246
692	Pure Cycle Corp.*	7,162
615	York Water Co. (The)	18,389

	Total Water Utilities	1,576,490

	TOTAL UTILITIES	28,719,100

	TOTAL COMMON STOCKS (Cost - $494,134,981)	741,762,609

RIGHTS - 0.0%@
CONSUMER STAPLES - 0.0%@
Food Products - 0.0%@
29,632	TreeHouse Foods Inc. CVR*(b)#	51,856

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units		Security	Value
HEALTH CARE - 0.0%@
Biotechnology - 0.0%@
870		Aduro Biotech Holdings Europe BV CVR expires 12/31/40*#	$444
3,155		Akero Therapeutics Inc. CVR expires 6/30/31*#	2,082
4,448		Biogen Inc. CVR expires 12/31/31*#	133
1,253		Contra Inhibrx Inc. CVR expires 12/31/40*#	2,093
1,378		Gilead Sciences Inc. CVR expires 12/31/29*#	–
19		Oncternal Therapeutics Inc. CVR expires 6/30/34*#	–

		Total Biotechnology	4,752

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%@
1,045		AstraZeneca PLC CVR expires 12/31/40*#	324
2,089		Novartis AG CVR expires 12/31/40*#	355

		Total Pharmaceuticals, Biotechnology & Life Sciences	679

		TOTAL HEALTH CARE	5,431

MATERIALS - 0.0%@
Paper & Forest Products - 0.0%@
1,860		Resolute Forest Products Inc. CVR expires 12/31/40*#	1,265

		TOTAL RIGHTS (Cost - $7)	58,552

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $494,134,988)	741,821,161

Face Amount†
SHORT-TERM INVESTMENTS(d) - 3.1%
MONEY MARKET FUND - 1.1%
$ 8,823,383		Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(e) (Cost - $8,823,383)	8,823,383

TIME DEPOSITS - 2.0%
30,025	CAD	BBH - New York, 1.120% due 6/1/26	21,776
5,882,782		Citibank - New York, 2.970% due 6/1/26	5,882,782
270,230		Royal Bank of Canada - Toronto, 2.970% due 6/1/26	270,230
8,772,160		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	8,772,160

		TOTAL TIME DEPOSITS (Cost - $14,946,948)	14,946,948

		TOTAL SHORT-TERM INVESTMENTS (Cost - $23,770,331)	23,770,331

		TOTAL INVESTMENTS - 101.3% (Cost - $517,905,319)	765,591,492

		Liabilities in Excess of Other Assets - (1.3)%	(9,933,187)

		TOTAL NET ASSETS - 100.0%	$755,658,305

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (see Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.0%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2026, the Fund held Level 3 securities with a value of $58,552, representing less than 0.05% of net assets.

At May 31, 2026, for Morgan Stanley Pathway Small-Mid Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$ 517,905,319	$ 287,253,161	$ (39,566,988)	$ 247,686,173

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Right
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	23.3%
Information Technology	22.2
Health Care	12.0
Financials	11.6
Consumer Discretionary	7.9
Materials	4.1
Energy	4.0
Utilities	3.8
Real Estate	3.7
Consumer Staples	3.3
Communication Services	2.1
Short-Term Investments	2.0

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.5%
Australia - 3.3%
22,746	Ansell Ltd.	$454,688
75,952	ANZ Group Holdings Ltd.	1,918,914
34,523	APA Group	250,045
14,230	Aristocrat Leisure Ltd.	512,929
5,252	ASX Ltd.	174,578
57,944	Bendigo & Adelaide Bank Ltd.	430,864
127,959	BHP Group Ltd.	5,692,884
33,193	Brambles Ltd.	394,823
8,699	CAR Group Ltd.	155,511
37,198	Charter Hall Group, REIT	545,430
13,264	Cochlear Ltd.	959,077
34,281	Coles Group Ltd.	534,261
42,181	Commonwealth Bank of Australia	4,996,258
12,807	Computershare Ltd.	318,554
12,156	CSL Ltd.	844,628
49,822	Evolution Mining Ltd.	442,254
42,573	Fortescue Ltd.	683,563
51,354	Goodman Group, REIT	1,170,539
59,645	Insurance Australia Group Ltd.	327,145
55,569	Lottery Corp., Ltd. (The)	216,534
23,102	Lynas Rare Earths Ltd.*	315,077
9,097	Macquarie Group Ltd.	1,561,485
64,917	Magellan Financial Group Ltd.	393,378
63,348	Medibank Pvt Ltd.	218,387
77,642	National Australia Bank Ltd.	2,079,842
34,558	Northern Star Resources Ltd.	474,374
44,137	Orica Ltd.	726,797
43,497	Origin Energy Ltd.	339,916
51,368	Paladin Energy Ltd.*	418,913
1,559	Pro Medicus Ltd.	148,420
18,779	Qantas Airways Ltd.	127,078
38,602	QBE Insurance Group Ltd.	626,705
406,465	Ramelius Resources Ltd.	959,411
1,212	REA Group Ltd.	129,948
30,723	Rio Tinto Ltd.	4,083,898
66,409	Sandfire Resources Ltd.*	937,047
82,542	Santos Ltd.	463,744
129,294	Scentre Group, REIT	355,503
5,249	SGH Ltd.	155,656
139,377	Sigma Healthcare Ltd.	294,650
12,023	Sonic Healthcare Ltd.	168,327
114,500	South32 Ltd.	395,869
60,967	Stockland, REIT	179,778
27,269	Suncorp Group Ltd.	340,090
98,741	Telstra Group Ltd.	370,288
78,510	Transurban Group	845,857
136,565	Ventia Services Group Pty Ltd.	608,568
107,842	Vicinity Ltd., REIT	195,692
8,595	Washington H Soul Pattinson & Co., Ltd.	268,843
28,383	Wesfarmers Ltd.	1,625,742
86,663	Westpac Banking Corp.	2,239,558
55,718	Whitehaven Coal Ltd.	349,173
5,248	WiseTech Global Ltd.	136,655
47,906	Woodside Energy Group Ltd.	1,050,373
30,780	Woolworths Group Ltd.	778,623

	Total Australia	45,387,144

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Austria - 0.3%
1,965	BAWAG Group AG(a)	$352,585
1,386	DO & CO AG	312,907
27,276	Erste Group Bank AG	3,274,017
3,984	OMV AG	286,886
3,213	Raiffeisen Bank International AG	185,192
1,579	Verbund AG	106,002

	Total Austria	4,517,589

Belgium - 1.0%
3,973	Ageas SA/NV	308,478
59,008	Anheuser-Busch InBev SA/NV	4,725,170
7,659	Colruyt Group NV	296,371
587	D’ieteren Group	117,346
1,017	Elia Group SA/NV, Class B Shares	158,140
518	Financiere de Tubize SA	135,816
2,159	Groupe Bruxelles Lambert NV	203,645
5,804	KBC Group NV	768,474
9	Lotus Bakeries NV	115,423
403	Sofina SA	104,769
40,840	Syensqo SA	3,198,458
8,712	UCB SA	2,557,592
44,064	Umicore SA	1,294,070

	Total Belgium	13,983,752

Canada - 1.9%
56,435	Alimentation Couche-Tard Inc.	3,188,078
7,713	Aritzia Inc.*	865,950
12,991	Atco Ltd., Class I Shares	640,882
15,545	Bird Construction Inc.	651,542
9,393	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	436,610
36,952	Canadian Pacific Kansas City Ltd.	3,299,094
48,876	CES Energy Solutions Corp.	613,963
2,466	Colliers International Group Inc.	232,703
45,645	DPM Metals Inc.	1,532,756
35,492	Enerflex Ltd.	887,557
15,301	Extendicare Inc.	359,886
16,203	Finning International Inc.	1,223,686
6,393	Gildan Activewear Inc., Class A Shares	389,988
86,592	Headwater Exploration Inc.	787,543
42,940	Hudbay Minerals Inc.	1,255,375
17,415	IMAX Corp.*	691,027
3,381	Kinaxis Inc.*	384,715
21,012	Maple Leaf Foods Inc.	456,266
14,082	Methanex Corp.	832,991
21,482	Northland Power Inc.	366,447
23,154	Nutrien Ltd.	1,585,414
45,959	OceanaGold Corp.	1,387,970
15,729	Quebecor Inc., Class B Shares	763,178
15,559	Toronto-Dominion Bank (The)	1,780,122
48,272	Vermilion Energy Inc.	532,505
95,472	Whitecap Resources Inc., Class Common S Shares	1,096,806

	Total Canada	26,243,054

Chile - 0.1%
26,449	Antofagasta PLC	1,457,609

China - 0.8%
21,000	Contemporary Amperex Technology Co., Ltd., Class A Shares	1,316,423
151,691	Tencent Holdings Ltd.	8,259,025
76,389	Tencent Music Entertainment Group, ADR	704,307
68,000	Yangzijiang Shipbuilding Holdings Ltd.	194,123

	Total China	10,473,878

Czech Republic - 0.0%@
4,998	CSG NV*	104,791

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 1.6%
60	AP Moller - Maersk AS, Class A Shares	$145,334
108	AP Moller - Maersk AS, Class B Shares	266,490
2,383	Carlsberg AS, Class B Shares	317,927
32,071	Coloplast AS, Class B Shares	1,968,993
16,827	Danske Bank AS	886,461
2,175	Demant AS*	85,597
5,119	DSV AS	1,275,095
7,333	FLSmidth & Co. AS	576,627
1,580	Genmab AS*	415,762
13,994	ISS AS	576,308
4,870	Jyske Bank AS, Class Registered Shares	698,042
7,350	Netcompany Group AS*(a)	393,480
217,282	Novo Nordisk AS, Class B Shares	9,909,836
8,948	Novonesis (Novozymes) B, Class B Shares	519,847
13,420	Orsted AS*(a)	343,753
9,238	Pandora AS	865,417
2,599	Rockwool AS, Class B Shares	80,614
5,540	Royal Unibrew AS	361,038
8,725	Tryg AS	205,354
89,184	Vestas Wind Systems AS	2,506,138

	Total Denmark	22,398,113

Finland - 0.8%
3,799	Elisa OYJ	182,102
11,628	Fortum OYJ	271,960
6,943	Kesko OYJ, Class B Shares	168,237
44,258	Kone OYJ, Class B Shares	2,639,947
26,700	Konecranes OYJ	881,936
16,742	Metso OYJ	319,558
10,312	Neste OYJ	338,721
132,547	Nokia OYJ	1,953,788
77,958	Nordea Bank Abp	1,491,924
7,990	Orion OYJ, Class B Shares	667,044
61,717	Sampo OYJ, Class A Shares	651,363
15,420	Stora Enso OYJ, Class R Shares	180,545
13,060	UPM-Kymmene OYJ	381,270
12,324	Wartsila OYJ Abp	501,633

	Total Finland	10,630,028

France - 10.5%
5,012	Accor SA	273,228
880	Aeroports de Paris SA	118,039
31,284	Air Liquide SA	6,497,896
430,822	Alstom SA*	8,605,610
1,496	Amundi SA(a)	146,401
42,830	AXA SA	1,978,719
41,499	Ayvens SA(a)	558,318
1,043	BioMerieux	90,504
86,691	BNP Paribas SA	9,349,687
18,376	Bollore SE	116,411
4,662	Bouygues SA	274,262
8,044	Bureau Veritas SA	243,250
15,470	Capgemini SE*	1,838,853
14,302	Carrefour SA	264,662
93,525	Cie de Saint-Gobain SA	8,611,253
17,036	Cie Generale des Etablissements Michelin SCA	622,779
9,912	Covivio SA, REIT	636,409
27,212	Credit Agricole SA	524,820
16,158	Danone SA	1,147,229
518	Dassault Aviation SA	184,152
80,673	Dassault Systemes SE	1,768,839
6,653	Eiffage SA	964,134
21,424	Elis SA	677,354

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.5% - (continued)
45,716	Engie SA	$1,410,859
7,540	EssilorLuxottica SA	1,533,223
4,978	Exosens SAS	395,272
1,165	Gecina SA, REIT	99,552
7,155	Getlink SE	156,329
2,338	Hermes International SCA	4,393,839
4,454	Ipsen SA	813,325
46,169	Kering SA	13,792,926
24,263	Klepierre SA, REIT	989,348
24,541	Legrand SA	4,180,378
13,424	L’Oréal SA	6,002,261
25,181	LVMH Moët Hennessy Louis Vuitton SE	13,954,252
46,474	Orange SA	972,738
4,982	Pernod Ricard SA	367,898
5,852	Publicis Groupe SA	571,399
5,190	Renault SA	179,006
5,213	Rexel SA	222,691
17,127	Safran SA	6,099,907
72,297	Sanofi SA	6,327,702
679	Sartorius Stedim Biotech	140,443
33,525	Schneider Electric SE	10,535,116
9,926	SCOR SE	355,348
78,560	Societe Generale SA	6,519,572
2,362	Sodexo SA	130,035
2,342	Sopra Steria Group	406,911
14,071	SPIE SA	802,089
2,330	Thales SA	650,386
126,078	TotalEnergies SE	11,084,530
3,092	Unibail-Rodamco-Westfield, REIT	358,059
13,778	Vallourec SACA*	384,996
15,838	Veolia Environnement SA	639,536
12,517	Vinci SA	1,818,411
883	Virbac SACA	369,098
1,406,818	Worldline SA*(a)(b)	587,117

	Total France	142,737,361

Germany - 9.1%
12,222	adidas AG	2,375,173
16,484	Allianz SE, Class Registered Shares	7,333,331
22,483	BASF SE	1,334,637
47,834	Bayer AG, Class Registered Shares	2,038,052
25,802	Bayerische Motoren Werke AG	2,250,078
7,412	Bechtle AG*	288,920
24,923	Beiersdorf AG	2,011,043
4,301	Bilfinger SE	439,245
3,381	Brenntag SE	223,014
18,380	Commerzbank AG	793,935
2,844	Continental AG	236,732
5,495	CTS Eventim AG & Co. KGaA	398,365
60,104	Daimler Truck Holding AG	2,954,605
4,942	Delivery Hero SE, Class A Shares*(a)	213,177
188,059	Deutsche Bank AG, Class Registered Shares	6,111,630
4,742	Deutsche Boerse AG	1,369,688
357,127	Deutsche Lufthansa AG, Class Registered Shares	3,562,727
23,649	Deutsche Post AG	1,413,755
285,592	Deutsche Telekom AG, Class Registered Shares	9,609,781
32,640	Deutz AG	398,643
92,971	E.ON SE	1,973,333
5,862	Evonik Industries AG*	115,059
11,091	Freenet AG	326,923
5,634	Fresenius Medical Care AG	244,428
10,708	Fresenius SE & Co. KGaA	453,029

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 9.1% - (continued)
11,428	GEA Group AG	$739,127
1,559	Hannover Rueck SE	422,272
3,367	Heidelberg Materials AG	749,380
2,844	Henkel AG & Co. KGaA	206,399
1,629	Hensoldt AG	168,033
378	Hochtief AG	214,556
207,411	Infineon Technologies AG	19,624,256
1,895	Knorr-Bremse AG	229,206
85,495	Lanxess AG	1,647,709
2,013	LEG Immobilien SE	130,603
18,322	Mercedes-Benz Group AG	1,115,408
20,347	Merck KGaA	3,104,187
1,364	MTU Aero Engines AG	498,098
3,289	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,734,548
1,293	Nemetschek SE	93,210
16,083	Nordex SE*	776,874
615	Rational AG	472,750
2,158	Rheinmetall AG	3,253,708
15,868	RWE AG	1,009,720
99,279	SAP SE	17,961,607
8,779	Scout24 SE(a)	739,550
41,218	Siemens AG, Class Registered Shares	12,972,073
19,540	Siemens Energy AG	3,713,126
8,318	Siemens Healthineers AG(a)	338,847
6,614	SUSS MicroTec SE	710,354
3,381	Symrise AG, Class A Shares	311,934
36,359	TAG Immobilien AG	600,977
1,652	Talanx AG	198,479
44,822	TUI AG	369,154
19,323	Vonovia SE	482,789
25,533	Zalando SE*(a)	693,040

	Total Germany	123,751,277

Greece - 0.2%
353,373	Eurobank SA	1,643,562
25,025	National Bank of Greece SA	432,436

	Total Greece	2,075,998

Hong Kong - 2.1%
1,107,000	AIA Group Ltd.	11,632,593
346,000	BOC Hong Kong Holdings Ltd.	2,117,917
49,500	CK Asset Holdings Ltd.	300,033
69,500	CK Hutchison Holdings Ltd.	627,240
15,500	CK Infrastructure Holdings Ltd.	117,487
44,000	CLP Holdings Ltd.	429,273
1,471	Futu Holdings Ltd., ADR	153,087
50,000	Galaxy Entertainment Group Ltd.	200,342
38,894	Henderson Land Development Co., Ltd.	153,743
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	148,252
300,380	Hong Kong & China Gas Co., Ltd.	275,265
27,899	Hong Kong Exchanges & Clearing Ltd.	1,427,854
39,100	Jardine Matheson Holdings Ltd.	2,593,327
65,780	Link REIT	339,081
42,500	MTR Corp., Ltd.	171,468
36,000	Power Assets Holdings Ltd.	276,522
281,660	Prudential PLC	4,062,056
86,646	Sino Land Co., Ltd.	130,921
35,000	SITC International Holdings Co., Ltd.	155,073
35,500	Sun Hung Kai Properties Ltd.	599,322
10,000	Swire Pacific Ltd., Class A Shares	104,399
116,000	Techtronic Industries Co., Ltd.	1,728,631
214,500	WH Group Ltd.(a)	249,721
27,000	Wharf Holdings Ltd. (The)	76,248

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.1% - (continued)
47,000	Wharf Real Estate Investment Co., Ltd.	$144,704

	Total Hong Kong	28,214,559

Hungary - 0.1%
70,949	Wizz Air Holdings PLC*(a)	987,521

India - 0.1%
30,315	HDFC Bank Ltd., ADR	720,891

Indonesia - 0.1%
1,560,800	Bank Central Asia Tbk PT	498,047
2,738,300	Bank Mandiri Persero Tbk PT	624,484

	Total Indonesia	1,122,531

Ireland - 0.9%
4,251	AerCap Holdings NV	592,547
51,237	AIB Group PLC	600,780
23,083	Bank of Ireland Group PLC	469,053
201,016	Cairn Homes PLC	552,002
83,528	Experian PLC	2,898,185
12,817	Glanbia PLC	311,729
3,875	Kerry Group PLC, Class A Shares	330,691
26,408	Kingspan Group PLC	2,419,067
20,816	Ryanair Holdings PLC	609,416
90,443	Smurfit Westrock PLC	3,721,729

	Total Ireland	12,505,199

Israel - 0.7%
1,115	Azrieli Group Ltd.	185,200
31,284	Bank Hapoalim BM	804,706
37,202	Bank Leumi Le-Israel BM	943,865
2,120	Check Point Software Technologies Ltd.*	286,306
1,279	CyberArk Software Ltd.*#	57,555
692	Elbit Systems Ltd.	623,369
20,044	ICL Group Ltd.	132,220
30,324	Israel Discount Bank Ltd., Class A Shares	336,780
3,935	Mizrahi Tefahot Bank Ltd.	302,528
1,112	Monday.com Ltd.*	92,985
1,440	Nice Ltd.*	132,924
756	Nova Ltd.*	395,246
5,874	Phoenix Financial Ltd.	390,431
99,172	Teva Pharmaceutical Industries Ltd., ADR*	3,502,755
2,889	Tower Semiconductor Ltd.*	825,163

	Total Israel	9,012,033

Italy - 3.1%
15,755	Azimut Holding SpA	637,937
6,936	Banca Generali SpA	440,881
6,222	Banca Mediolanum SpA	143,192
201,735	Banca Monte dei Paschi di Siena SpA(b)	2,168,968
29,602	Banco BPM SpA	463,637
38,090	BPER Banca SpA	513,542
16,454	Buzzi SpA	888,464
13,455	Davide Campari-Milano NV	87,420
10,838	De’Longhi SpA	450,627
404,307	Enel SpA	4,524,904
51,822	Eni SpA	1,349,539
10,658	Ferrari NV	3,660,359
106,995	FinecoBank Banca Fineco SpA	2,605,556
57,304	Generali	2,580,760
648,156	Intesa Sanpaolo SpA	4,370,223
157,899	Iren SpA	492,453
19,860	Italgas SpA	232,663
10,176	Leonardo SpA	644,505
20,313	Lottomatica Group SpA	600,695
25,929	Maire SpA	442,192
5,777	Moncler SpA	374,930

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 3.1% - (continued)
11,721	Poste Italiane SpA	$345,874
7,042	Prysmian SpA	1,196,734
31,016	Recordati Industria Chimica e Farmaceutica SpA	1,862,226
3,182	Reply SpA	381,670
50,399	Snam SpA	368,066
448,851	Telecom Italia SpA*	381,730
35,921	Terna - Rete Elettrica Nazionale	412,275
105,835	UniCredit SpA	9,108,833
9,279	Unipol Assicurazioni SpA	228,901

	Total Italy	41,959,756

Japan - 19.6%
22,600	Advantest Corp.	3,684,413
55,500	Aeon Co., Ltd.	484,729
4,500	AGC Inc.	196,006
12,600	Aisin Corp.	190,569
23,000	Ajinomoto Co., Inc.	744,126
3,600	ANA Holdings Inc.	67,558
27,600	Anritsu Corp.	786,661
37,400	Asahi Group Holdings Ltd.	358,080
108,300	Asahi Intecc Co., Ltd.	2,558,811
32,800	Asahi Kasei Corp.	367,662
18,100	Asics Corp.	549,674
45,700	Astellas Pharma Inc.	650,880
37,900	Azbil Corp.	395,656
14,400	Bandai Namco Holdings Inc.	328,572
13,700	BIPROGY Inc.	395,346
28,800	Bridgestone Corp.	622,068
21,800	Canon Inc.	578,533
90,200	Capcom Co., Ltd.	1,708,860
19,700	Central Japan Railway Co.	430,343
13,100	Chiba Bank Ltd. (The)	191,021
17,500	Chubu Electric Power Co., Inc.	321,430
16,700	Chugai Pharmaceutical Co., Ltd.	820,556
16,100	CKD Corp.	661,536
25,100	Credit Saison Co., Ltd.	645,455
39,900	CyberAgent Inc.	323,982
9,200	Dai Nippon Printing Co., Ltd.	159,862
8,300	Daifuku Co., Ltd.	380,364
87,900	Daiichi Life Group Inc.	903,314
46,400	Daiichi Sankyo Co., Ltd.	785,630
37,600	Daikin Industries Ltd.	5,435,714
7,500	Daito Trust Construction Co., Ltd.	149,208
13,800	Daiwa House Industry Co., Ltd.	375,261
33,800	Daiwa Securities Group Inc.	317,989
44,200	Denso Corp.	529,469
2,300	Disco Corp.	944,033
24,300	East Japan Railway Co.	520,513
11,800	Ebara Corp.	420,135
6,200	Eisai Co., Ltd.	154,740
66,050	ENEOS Holdings Inc.	540,515
95,700	FANUC Corp.	4,758,306
9,900	Fast Retailing Co., Ltd.	5,112,340
8,400	Food & Life Cos., Ltd.	573,632
18,300	Fuji Corp.	910,368
3,700	Fuji Electric Co., Ltd.	357,935
89,600	FUJIFILM Holdings Corp.	1,869,298
38,400	Fujikura Ltd.	1,147,468
43,700	Fujitsu Ltd.	932,659
20,500	GS Yuasa Corp.	843,073
5,900	Hankyu Hanshin Holdings Inc.	173,453
400	Hikari Tsushin Inc.	91,809

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.6% - (continued)
199,900	Hitachi Ltd.	$6,474,876
95,400	Honda Motor Co., Ltd.	859,287
3,900	Horiba Ltd.	646,627
39,800	Hoya Corp.	6,758,372
12,100	Hulic Co., Ltd.	128,935
15,200	Ibiden Co., Ltd.	2,189,229
20,685	Idemitsu Kosan Co., Ltd.	181,168
26,300	IHI Corp.	457,036
44,500	INFRONEER Holdings Inc.	685,195
21,400	Inpex Corp.	484,940
14,200	Isuzu Motors Ltd.	209,136
323,400	ITOCHU Corp.	3,930,168
3,700	Japan Airlines Co., Ltd.	63,728
178,100	Japan Exchange Group Inc.	2,183,167
711	Japan Hotel REIT Investment Corp., Class A Shares	341,985
45,000	Japan Post Bank Co., Ltd.	865,724
43,600	Japan Post Holdings Co., Ltd.	565,998
14,700	Japan Post Insurance Co., Ltd.	131,958
29,800	Japan Tobacco Inc.	1,153,519
14,800	JFE Holdings Inc.	158,039
14,100	JX Advanced Metals Corp.	346,929
10,400	Kajima Corp.	385,842
21,600	Kandenko Co., Ltd.	887,185
8,000	Kaneka Corp.	277,351
23,500	Kansai Electric Power Co., Inc. (The)	344,132
11,200	Kao Corp.	429,936
19,500	Kawasaki Heavy Industries Ltd.	383,471
9,900	Kawasaki Kisen Kaisha Ltd.	156,639
432,200	KDDI Corp.	7,440,920
16,500	Keyence Corp.	8,289,510
18,400	Kikkoman Corp.	160,775
12,200	Kinden Corp.	549,196
4,900	Kioxia Holdings Corp.*	2,019,940
19,800	Kirin Holdings Co., Ltd.	335,300
23,800	Komatsu Ltd.	981,128
2,500	Konami Group Corp.	296,864
25,400	Kubota Corp.	452,485
33,200	Kyocera Corp.	725,016
5,300	Kyowa Kirin Co., Ltd.	83,370
38,800	Kyushu Electric Power Co., Inc.	398,655
2,100	Lasertec Corp.	528,112
30,800	Lion Corp.	313,163
73,800	LY Corp.	192,960
12,700	M3 Inc.	113,578
6,000	Makita Corp.	207,304
35,100	Marubeni Corp.	1,145,293
8,400	MatsukiyoCocokara & Co.	119,755
126,500	Mebuki Financial Group Inc.	1,054,051
8,000	Meidensha Corp.	504,787
8,500	MINEBEA MITSUMI Inc.	243,082
30,700	Mitsubishi Chemical Group Corp.	220,725
81,100	Mitsubishi Corp.	2,578,909
121,600	Mitsubishi Electric Corp.	4,998,870
85,500	Mitsubishi Estate Co., Ltd.	2,169,480
22,400	Mitsubishi HC Capital Inc.	183,074
80,200	Mitsubishi Heavy Industries Ltd.	1,916,730
284,900	Mitsubishi UFJ Financial Group Inc.	5,357,614
62,300	Mitsui & Co., Ltd.	2,069,167
12,100	Mitsui E&S Co., Ltd.	338,715
66,000	Mitsui Fudosan Co., Ltd.	632,497
4,900	Mitsui Kinzoku Co., Ltd.	1,584,422

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.6% - (continued)
8,800	Mitsui OSK Lines Ltd.	$300,604
62,790	Mizuho Financial Group Inc.	2,831,751
109,900	MonotaRO Co., Ltd.(b)	1,297,809
13,700	Morinaga Milk Industry Co., Ltd.	418,202
146,000	MS&AD Insurance Group Holdings Inc.	3,930,074
42,500	Murata Manufacturing Co., Ltd.	2,563,210
33,400	NEC Corp.	861,733
9,600	Nexon Co., Ltd.	134,882
16,100	Nextage Co., Ltd.	358,421
30,900	NHK Spring Co., Ltd.	695,099
21,900	Nidec Corp.	384,055
28,000	Nintendo Co., Ltd.	1,254,402
202	Nippon Building Fund Inc., REIT	161,362
13,200	Nippon Electric Glass Co., Ltd.	540,544
25,700	Nippon Paint Holdings Co., Ltd.	170,355
4,200	Nippon Sanso Holdings Corp.	162,906
10,100	Nippon Shinyaku Co., Ltd.	266,427
118,700	Nippon Steel Corp.	422,051
10,300	Nippon Yusen KK	343,571
12,500	Nissan Chemical Corp.	588,901
53,200	Nissan Motor Co., Ltd.*	132,564
66,600	Nissui Corp.	554,205
10,900	Nitori Holdings Co., Ltd.	179,704
7,000	Nitto Boseki Co., Ltd.	994,003
16,700	Nitto Denko Corp.	313,133
75,600	Nomura Holdings Inc.	607,553
63,480	Nomura Research Institute Ltd.	2,016,962
746,200	NTT Inc.	701,484
15,800	Obayashi Corp.	322,021
87,100	Obic Co., Ltd.	2,187,177
28,500	Olympus Corp.	315,272
6,300	Open House Group Co., Ltd.	341,735
1,000	Oracle Corp. Japan	54,228
27,900	Oriental Land Co., Ltd.	402,169
28,900	ORIX Corp.	1,122,100
9,100	Osaka Gas Co., Ltd.	305,821
5,900	Otsuka Corp.	107,265
11,100	Otsuka Holdings Co., Ltd.	816,529
48,600	Pan Pacific International Holdings Corp.	267,573
59,800	Panasonic Holdings Corp.	1,387,047
39,200	Rakuten Group Inc.*	183,247
91,200	Recruit Holdings Co., Ltd.	6,127,976
448,500	Renesas Electronics Corp.	12,643,510
53,100	Resona Holdings Inc.	678,775
31,600	Resorttrust Inc.	336,465
13,300	Ryohin Keikaku Co., Ltd.	324,293
5,800	Sankyu Inc.	327,035
20,500	Sanrio Co., Ltd.	110,400
32,300	Santen Pharmaceutical Co., Ltd.	386,945
23,400	Sanwa Holdings Corp.	535,587
26,000	Sawai Group Holdings Co., Ltd.	285,544
14,200	SBI Holdings Inc.	259,747
4,000	SCREEN Holdings Co., Ltd.	278,684
10,100	Secom Co., Ltd.	402,549
5,500	Seibu Holdings Inc.	97,456
8,700	Sekisui Chemical Co., Ltd.	125,138
14,900	Sekisui House Ltd.	313,421
14,300	Seria Co., Ltd.	340,771
52,000	Seven & i Holdings Co., Ltd.	607,389
6,500	Shimadzu Corp.	153,918
10,300	Shimano Inc.	1,065,885

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.6% - (continued)
13,900	Shimizu Corp.	$233,669
128,300	Shin-Etsu Chemical Co., Ltd.	6,241,612
18,900	Shionogi & Co., Ltd.	355,541
10,000	Shiseido Co., Ltd.	174,889
22,500	SMC Corp.	9,746,730
711,500	Softbank Corp.	961,833
142,800	SoftBank Group Corp.	6,770,291
152,200	Sompo Holdings Inc.	5,660,679
158,400	Sony Financial Group Inc.	139,297
285,400	Sony Group Corp.	6,154,799
14,600	Subaru Corp.	222,258
6,900	Sugi Holdings Co., Ltd.	119,357
10,500	Sumitomo Bakelite Co., Ltd.	454,196
27,800	Sumitomo Corp.	1,239,210
17,900	Sumitomo Electric Industries Ltd.	1,410,703
6,400	Sumitomo Metal Mining Co., Ltd.	364,618
284,800	Sumitomo Mitsui Financial Group Inc.	10,404,226
15,500	Sumitomo Mitsui Trust Group Inc.	532,038
15,000	Sumitomo Realty & Development Co., Ltd.	349,207
3,400	Suntory Beverage & Food Ltd.	92,425
39,900	Suzuki Motor Corp.	493,615
7,300	SWCC Corp.	678,609
13,100	Sysmex Corp.	114,546
11,900	T&D Holdings Inc.	313,522
11,800	Taiheiyo Cement Corp.	335,298
3,700	Taisei Corp.	325,626
8,200	Taiyo Yuden Co., Ltd.	761,225
39,454	Takeda Pharmaceutical Co., Ltd.	1,263,888
48,800	TDK Corp.	1,256,712
273,200	Terumo Corp.	4,119,657
5,400	TIS Inc.	114,992
14,000	Toho Co., Ltd.	108,034
46,500	Tokio Marine Holdings Inc.	2,053,724
11,300	Tokyo Electron Ltd.	3,806,959
7,800	Tokyo Gas Co., Ltd.	312,005
17,400	Tokyo Ohka Kogyo Co., Ltd.	1,200,069
7,400	Tokyo Seimitsu Co., Ltd.	805,853
21,000	Tokyo Tatemono Co., Ltd.	429,489
11,200	Tokyu Corp.	112,310
60,300	Tokyu Fudosan Holdings Corp.	498,440
6,300	TOPPAN Holdings Inc.	180,496
34,200	Toray Industries Inc.	255,740
6,700	Toyo Suisan Kaisha Ltd.	469,451
14,100	Toyo Tire Corp.	334,289
19,000	Toyoda Gosei Co., Ltd.	575,937
840	Toyota Industries Corp.*	107,859
359,800	Toyota Motor Corp.	6,813,317
17,600	Toyota Tsusho Corp.	766,003
14,300	Tsumura & Co.	341,600
6,800	Tsuruha Holdings Inc.	84,137
32,200	UACJ Corp.	670,081
30,400	Unicharm Corp.	181,000
10,500	West Japan Railway Co.	173,258
43,500	Yamaguchi Financial Group Inc.	747,371
22,100	Yamaha Motor Co., Ltd.	181,926
5,700	Yokogawa Electric Corp.	179,715
26,100	Yokohama Financial Group Inc.	266,294
2,700	Zensho Holdings Co., Ltd.	136,462
10,300	ZOZO Inc.	64,052

	Total Japan	265,996,412

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Luxembourg - 0.2%
31,897	ArcelorMittal SA	$2,218,490
4,657	CVC Capital Partners PLC(a)	74,610
3,068	Eurofins Scientific SE	222,919
5,818	Millicom International Cellular SA	496,624
9,490	Tenaris SA	288,852

	Total Luxembourg	3,301,495

Macau - 0.0%@
58,400	Sands China Ltd.	114,324

Mexico - 0.0%@
5,517	Fresnillo PLC	243,819

Netherlands - 5.6%
14,837	ABN AMRO Bank NV, Dutch Certificate, GDR	590,030
635	Adyen NV*(a)	696,148
33,555	Aegon Ltd.	286,093
14,984	Airbus SE	3,138,099
4,312	Akzo Nobel NV	328,218
1,577	Argenx SE*	1,317,807
3,077	ASM International NV	3,221,764
18,526	ASML Holding NV	29,884,115
12,623	ASR Nederland NV	946,525
5,049	BE Semiconductor Industries NV	1,674,093
6,568	Euronext NV(a)	1,069,375
2,422	EXOR NV	189,040
12,989	Ferrovial NV	888,797
3,257	Heineken Holding NV	235,082
96,936	Heineken NV	7,567,734
204,137	ING Groep NV	6,319,753
22,490	Koninklijke Ahold Delhaize NV	948,815
4,252	Koninklijke Heijmans NV	527,346
99,869	Koninklijke KPN NV	520,240
249,479	Koninklijke Philips NV*	6,597,668
12,733	Magnum Ice Cream Co. NV (The)*	206,336
5,473	Nebius Group NV, Class A Shares*	1,264,755
6,818	NN Group NV	571,161
32,766	Prosus NV*	1,490,112
5,285	QIAGEN NV	195,078
2,403	Randstad NV	73,784
12,149	SBM Offshore NV	462,415
50,939	Stellantis NV*	405,849
121,457	Universal Music Group NV	2,762,021
23,653	Wolters Kluwer NV	1,683,506

	Total Netherlands	76,061,759

New Zealand - 0.1%
42,182	Auckland International Airport Ltd.	208,878
20,347	Contact Energy Ltd.(c)	116,288
14,634	Fisher & Paykel Healthcare Corp., Ltd.	326,974
25,258	Infratil Ltd.	238,601
33,439	Meridian Energy Ltd.	117,514
4,157	Xero Ltd.*	225,780

	Total New Zealand	1,234,035

Norway - 0.6%
8,439	Aker BP ASA	302,155
118,901	DNB Bank ASA	3,697,853
19,773	Equinor ASA	712,930
5,021	Gjensidige Forsikring ASA	138,698
42,340	Kitron ASA	523,555
11,135	Kongsberg Gruppen ASA	400,655
11,654	Mowi ASA	256,551
110,332	Norsk Hydro ASA	1,348,424
17,739	Orkla ASA	187,145
1,787	Salmar ASA	111,061

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Norway - 0.6% - (continued)
33,572	Scatec ASA*(a)	$375,137
16,084	Telenor ASA	262,540
3,984	Yara International ASA	216,653

	Total Norway	8,533,357

Poland - 0.0%@
5,745	InPost SA*	102,926

Portugal - 0.2%
194,443	Banco Comercial Portugues SA, Class R Shares	219,522
79,373	EDP SA	403,405
10,887	Galp Energia SGPS SA	237,257
71,055	Jeronimo Martins SGPS SA	1,505,034

	Total Portugal	2,365,218

Singapore - 1.4%
14,600	ASMPT Ltd.	363,002
1,103,907	CapitaLand Ascendas REIT	2,163,447
155,828	CapitaLand Integrated Commercial Trust, REIT	276,954
57,700	CapitaLand Investment Ltd.	114,908
53,240	DBS Group Holdings Ltd.	2,622,168
60,033	Grab Holdings Ltd., Class A Shares*	212,517
59,300	iFAST Corp., Ltd.(b)	424,358
238,000	Keppel DC REIT	430,938
36,900	Keppel Ltd.	310,674
4,100	Keppel REIT	2,780
84,700	Oversea-Chinese Banking Corp., Ltd.	1,553,826
124,900	SATS Ltd.	377,044
18,303	Sea Ltd., ADR*	1,656,971
22,300	Sembcorp Industries Ltd.	111,585
160,100	Sheng Siong Group Ltd.	382,698
40,250	Singapore Airlines Ltd.	213,646
22,100	Singapore Exchange Ltd.	378,511
39,900	Singapore Technologies Engineering Ltd.	356,103
591,400	Singapore Telecommunications Ltd.	2,006,693
124,203	United Overseas Bank Ltd.	3,661,738
74,000	UOL Group Ltd.	588,729
51,900	Wilmar International Ltd.	146,086

	Total Singapore	18,355,376

South Africa - 0.0%@
53,144	Investec PLC	466,999

South Korea - 1.3%
13,467	Classys Inc.	399,240
2,857	Daewoong Pharmaceutical Co., Ltd.	246,786
6,625	DL E&C Co., Ltd.	336,309
15,035	Han Kuk Carbon Co., Ltd.*	321,610
5,629	Hanwha Corp.	499,303
8,371	HD-Hyundai Marine Engine*	394,851
5,352	Iljin Electric Co., Ltd.	330,158
9,380	IsuPetasys Co., Ltd.	802,229
25,424	JB Financial Group Co., Ltd.	402,694
2,106	KIWOOM Securities Co., Ltd.	518,012
3,473	KT&G Corp.	425,340
11,220	LEENO Industrial Inc.	725,443
2,012	LG Innotek Co., Ltd.	1,942,702
11,986	Netmarble Corp.(a)	337,515
7,805	Poongsan Corp.	414,915
23,037	Samsung E&A Co., Ltd.	808,577
28,337	Samsung Electronics Co., Ltd.	5,964,748
1,938	Samsung Fire & Marine Insurance Co., Ltd.	730,731
2,687	Sanil Electric Co., Ltd.	440,503
15,180	Silicon2 Co., Ltd.	364,144
6,133	WONIK IPS Co., Ltd.	430,064
6,321	Youngone Corp.	333,087

	Total South Korea	17,168,961

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 3.1%
624	Acciona SA	$178,703
4,343	ACS Actividades de Construccion y Servicios SA	626,114
19,353	Aena SME SA(a)	560,334
43,875	Amadeus IT Group SA	2,802,117
46,726	Atalaya Mining Copper SA	550,059
283,161	Banco Bilbao Vizcaya Argentaria SA	6,627,066
129,584	Banco de Sabadell SA	436,253
370,593	Banco Santander SA	4,644,071
180,922	Bankinter SA	3,039,197
98,172	CaixaBank SA	1,322,119
12,378	Cellnex Telecom SA(a)	414,995
8,575	EDP Renewables SA	141,721
8,226	Endesa SA	343,281
7,354	Grifols SA	79,325
297,295	Iberdrola SA	6,748,182
19,493	Indra Sistemas SA	1,292,832
132,716	Industria de Diseno Textil SA	8,244,467
9,715	Logista Integral SA	379,117
180,068	Mapfre SA	842,076
29,117	Melia Hotels International SA	380,491
45,578	Merlin Properties Socimi SA, REIT	801,058
6,680	Naturgy Energy Group SA	222,381
6,811	Redeia Corp. SA	116,997
28,797	Repsol SA	742,735
91,870	Telefonica SA	421,854

	Total Spain	41,957,545

Sweden - 2.6%
6,790	AddTech AB, Class B Shares	242,104
7,389	Alfa Laval AB	415,467
29,442	Asmodee Group AB, Class B Shares*	472,576
25,093	Assa Abloy AB, Class B Shares	901,144
67,061	Atlas Copco AB, Class A Shares	1,278,139
191,147	Atlas Copco AB, Class B Shares	3,248,033
17,649	Avanza Bank Holding AB	661,715
9,559	Beijer Ref AB, Class B Shares	133,182
7,460	Boliden AB	464,750
34,873	Bravida Holding AB(a)	429,280
404,407	Electrolux AB, Class B Shares*(b)	1,273,776
16,786	Epiroc AB, Class A Shares	495,451
9,605	Epiroc AB, Class B Shares	245,777
12,148	EQT AB	418,996
14,647	Essity AB, Class B Shares	411,157
3,313	Evolution AB*(a)	248,578
16,569	Fastighets AB Balder, Class B Shares*	94,899
12,640	H & M Hennes & Mauritz AB, Class B Shares	224,159
485,343	Hexagon AB, Class B Shares(b)	4,487,803
1,925	Holmen AB, Class B Shares	64,039
2,855	Industrivarden AB, Class A Shares	162,255
4,321	Industrivarden AB, Class C Shares	236,778
6,911	Indutrade AB	144,767
4,075	Investment AB Latour, Class B Shares	88,026
45,568	Investor AB, Class B Shares	1,878,142
1,894	L E Lundbergforetagen AB, Class B Shares	111,748
5,384	Lifco AB, Class B Shares	173,328
17,806	NCC AB, Class B Shares	377,242
39,898	Nibe Industrier AB, Class B Shares	156,483
1,274	Norion Bank AB*	8,004
8,253	Saab AB, Class B Shares	511,020
5,522	Sagax AB, Class B Shares	99,603

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.6% - (continued)
26,888	Sandvik AB	$1,096,451
12,816	Securitas AB, Class B Shares	213,470
38,193	Skandinaviska Enskilda Banken AB, Class A Shares	762,693
8,756	Skanska AB, Class B Shares	238,085
7,901	SKF AB, Class B Shares	207,737
7,828	Spotify Technology SA*	3,895,839
283,460	Storskogen Group AB, Class B Shares	283,993
15,391	Svenska Cellulosa AB SCA, Class B Shares	169,301
135,679	Svenska Handelsbanken AB, Class A Shares	2,000,886
21,303	Swedbank AB, Class A Shares	786,134
5,124	Swedish Orphan Biovitrum AB*	245,421
13,907	Tele2 AB, Class B Shares	261,059
70,155	Telefonaktiebolaget LM Ericsson, Class B Shares	912,375
60,530	Telia Co. AB	324,361
5,318	Trelleborg AB, Class B Shares	232,227
84,757	Volvo AB, Class B Shares	2,986,186
41,083	Wihlborgs Fastigheter AB	377,832

	Total Sweden	35,152,471

Switzerland - 7.7%
58,076	ABB Ltd., Class Registered Shares	6,185,873
8,209	Accelleron Industries AG	816,690
79,553	Alcon AG	5,308,454
9,861	Avolta AG*	624,847
808	Banque Cantonale Vaudoise, Class Registered Shares	121,660
96	Barry Callebaut AG, Class Registered Shares	147,489
251	Belimo Holding AG, Class Registered Shares	265,399
539	BKW AG	102,211
178	Chocoladefabriken Lindt & Spruengli AG	2,122,197
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	367,076
29,164	Cie Financiere Richemont SA, Class Registered Shares	6,285,262
5,597	Coca-Cola HBC AG*	319,962
5,419	DKSH Holding AG	429,242
4,340	DSM-Firmenich AG	365,205
15,175	EFG International AG*	315,928
177	EMS-Chemie Holding AG, Class Registered Shares	161,767
4,615	Galderma Group AG*	981,717
5,308	Galenica AG(a)	566,345
852	Geberit AG, Class Registered Shares	560,178
231	Givaudan SA, Class Registered Shares	861,515
251,158	Glencore PLC*	1,912,166
1,986	Helvetia Baloise Holding AG	516,418
13,080	Holcim AG*	1,296,237
24,304	Julius Baer Group Ltd.	1,993,526
1,236	Kuehne + Nagel International AG, Class Registered Shares	285,613
3,741	Logitech International SA, Class Registered Shares	454,870
9,884	Lonza Group AG, Class Registered Shares	6,313,963
65,140	Nestlé SA, Class Registered Shares	6,610,011
47,821	Novartis AG, Class Registered Shares	7,188,021
575	Partners Group Holding AG	607,285
4,192	PSP Swiss Property AG, Class Registered Shares	798,506
53,533	Roche Holding AG	22,546,138
10,476	Sandoz Group AG	880,071
1,030	Schindler Holding AG	347,490
582	Schindler Holding AG, Class Registered Shares	190,773
30,558	SGS SA, Class Registered Shares	3,468,289
3,166	Siegfried Holding AG, Class Registered Shares*	331,812
23,670	SIG Group AG*	366,173
11,236	Sika AG, Class Registered Shares	2,205,232
1,285	Sonova Holding AG, Class Registered Shares	339,845
17,202	STMicroelectronics NV	1,190,813
14,444	Straumann Holding AG, Class Registered Shares	1,744,617

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 7.7% - (continued)
3,824	Sulzer AG, Class Registered Shares	$726,088
759	Swatch Group AG (The)	209,836
716	Swiss Life Holding AG, Class Registered Shares	778,151
1,983	Swiss Prime Site AG, Class Registered Shares	332,551
7,479	Swiss Re AG	1,120,845
664	Swisscom AG, Class Registered Shares	568,100
18,190	Swissquote Group Holding SA	922,898
6,736	Temenos AG, Class Registered Shares	582,793
79,624	UBS Group AG, Class Registered Shares	3,776,127
4,315	VAT Group AG(a)	3,373,966
1,186	Ypsomed Holding AG, Class Registered Shares	532,462
3,709	Zurich Insurance Group AG	2,635,035

	Total Switzerland	104,055,738

Taiwan - 0.7%
125,000	Hon Hai Precision Industry Co., Ltd.	1,152,837
34,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,552,544
15,460	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,469,237

	Total Taiwan	10,174,618

United Kingdom - 16.1%
24,849	3i Group PLC	761,315
46,618	Admiral Group PLC	2,065,339
23,454	Airtel Africa PLC(a)	111,328
27,973	Anglo American PLC	1,491,353
5,009	ARM Holdings PLC, ADR*	1,769,630
8,234	Associated British Foods PLC	202,047
104,918	AstraZeneca PLC	19,513,229
19,851	Autotrader Group PLC(a)	118,034
76,530	Aviva PLC	631,744
46,797	Babcock International Group PLC	690,714
186,292	BAE Systems PLC	5,074,688
73,705	Balfour Beatty PLC	790,627
1,750,222	Barclays PLC	10,714,825
31,184	Barratt Redrow PLC	110,338
45,556	Berkeley Group Holdings PLC*	2,112,527
518,664	BP PLC	3,623,211
90,383	British American Tobacco PLC	5,578,046
80,804	British Land Co. PLC (The), REIT	440,617
147,109	BT Group PLC	413,683
41,427	Bunzl PLC	1,310,747
119,036	Centrica PLC	300,619
5,308	Coca-Cola Europacific Partners PLC	481,383
191,476	Compass Group PLC	6,159,580
11,299	Computacenter PLC	676,670
140,016	ConvaTec Group PLC(a)	381,272
6,884	Cranswick PLC	508,981
330,382	Currys PLC	668,936
398,550	Diageo PLC	8,224,462
50,881	Drax Group PLC	540,800
67,495	easyJet PLC	361,361
23,041	Endeavour Mining PLC	1,438,355
55,164	Entain PLC	396,299
1,912	Games Workshop Group PLC	510,128
9,428	Genus PLC	294,373
192,840	GSK PLC	4,883,676
827,774	Haleon PLC	3,744,812
47,527	Halma PLC	2,995,950
161,122	Harbour Energy PLC	571,334
108,882	Helios Towers PLC*	343,904
37,288	Howden Joinery Group PLC	385,482
636,733	HSBC Holdings PLC	11,879,376
12,755	IMI PLC	477,609

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.1% - (continued)
19,218	Imperial Brands PLC	$699,885
41,956	Inchcape PLC	478,140
31,796	Informa PLC	347,149
3,691	InterContinental Hotels Group PLC	568,444
29,935	International Consolidated Airlines Group SA	171,887
3,969	Intertek Group PLC	284,357
41,478	J Sainsbury PLC	165,044
64,950	JD Sports Fashion PLC	73,658
322,184	Kingfisher PLC	1,239,606
8,816	Kiniksa Pharmaceuticals International PLC, Class A Shares*	426,518
55,715	Lancashire Holdings Ltd.	453,449
17,456	Land Securities Group PLC, REIT	147,776
142,713	Legal & General Group PLC	518,938
2,480,127	Lloyds Banking Group PLC	3,370,658
33,433	London Stock Exchange Group PLC	4,053,031
189,105	LondonMetric Property PLC, REIT	482,929
55,333	M&G PLC	235,344
13,092	Marex Group PLC	693,090
52,387	Marks & Spencer Group PLC	251,091
568,836	Melrose Industries PLC	3,602,044
152,774	Mitie Group PLC	367,298
675,416	National Grid PLC(b)	10,931,298
747,977	NatWest Group PLC	5,977,699
2,958	Next PLC	526,447
59,187	OSB Group PLC	411,531
14,892	Pearson PLC	222,171
157,660	Reckitt Benckiser Group PLC	9,710,252
281,042	RELX PLC	9,274,178
62,483	Rentokil Initial PLC	376,631
28,060	Rio Tinto PLC	3,009,099
684,467	Rolls-Royce Holdings PLC	12,314,117
294,779	Sage Group PLC (The)	3,343,205
19,654	Schroders PLC	154,584
348,380	Segro PLC, REIT	3,387,385
100,838	Serco Group PLC	358,449
6,902	Severn Trent PLC	274,626
258,599	Shell PLC	10,880,033
195,914	Smith & Nephew PLC	2,915,498
78,536	Smiths Group PLC	2,604,556
18,648	Softcat PLC	436,151
1,963	Spirax Group PLC	184,123
83,497	SSE PLC	2,621,224
35,910	St. James’s Place PLC	584,718
168,819	Standard Chartered PLC	4,529,130
18,397	Standard Life PLC	192,149
288,913	Tesco PLC	1,668,842
109,736	TP ICAP Group PLC	450,695
101,946	Trainline PLC*(a)	301,617
194,574	Tritax Big Box REIT PLC	394,696
64,163	Unilever PLC	3,622,916
17,187	United Utilities Group PLC	311,172
9,447	Verisure PLC*	125,878
481,332	Vodafone Group PLC	721,982
60,096	Watches of Switzerland Group PLC*(a)	583,930
245,602	WH Smith PLC	1,626,192
23,911	Whitbread PLC	755,723
15,902	Wise Group PLC, Class A Shares*(c)	199,602

	Total United Kingdom	218,362,239

United States - 0.6%
225,403	Carnival Corp., Ltd.	6,324,808
4,712	Liberty Media Corp.-Liberty Formula One, Class C Shares*	427,802

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States - 0.6% - (continued)
580,000		Nexteer Automotive Group Ltd.	$362,958
48,533		Octave Intelligence PLC*(c)	827,463
10,564		Sunbelt Rentals Holdings Inc.	830,069

		Total United States	8,773,100

Uruguay - 0.0%@
269		MercadoLibre Inc.*	456,130

		TOTAL COMMON STOCKS (Cost - $838,163,336)	1,311,159,606

OPEN END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
22,814		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $1,138,089)	1,637,361

PREFERRED STOCKS - 0.1%
Germany - 0.1%
1,209		Bayerische Motoren Werke AG, Class Preferred Shares	105,276
3,123		Dr ING hc F Porsche AG, Class Preferred Shares*	170,857
3,864		Henkel AG & Co. KGaA, Class Preferred Shares	300,082
3,530		Porsche Automobil Holding SE, Class Preferred Shares*	134,560
699		Sartorius AG, Class Preferred Shares	199,848
5,197		Volkswagen AG, Class Preferred Shares*	556,627

		TOTAL PREFERRED STOCKS (Cost - $1,540,714)	1,467,250

RIGHT - 0.1%
Sweden - 0.1%
787,920		Electrolux AB expires 12/31/49*(c) (Cost - $1,265,628)	1,054,036

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $842,107,767)	1,315,318,253

Face Amount†
SHORT-TERM INVESTMENTS(d) - 3.4%
MONEY MARKET FUND - 0.9%
$ 12,730,105		Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(e) (Cost - $12,730,105)	12,730,105

TIME DEPOSITS - 2.5%
463,610	HKD	ANZ National Bank - Hong Kong, 0.810% due 6/1/26	59,157
		BBH - New York:
12,525	NZD	0.760% due 6/2/26	7,503
19,157	CAD	1.120% due 6/1/26	13,894
95,872	AUD	2.930% due 6/1/26	68,903
1,325,736	NOK	2.970% due 6/1/26	143,401
422,152	CHF	BNP Paribas - Paris, (0.460)% due 6/1/26	540,908
		Citibank - London:
2,763,333	EUR	0.860% due 6/1/26	3,223,151
632,498	GBP	2.670% due 6/1/26	851,848
20,920,843		Citibank - New York, 2.970% due 6/1/26	20,920,843
130,480	SGD	HSBC Bank - Singapore, 0.300% due 6/2/26	102,241
6,909,651		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	6,909,651
		Skandinaviska Enskilda Banken AB - Stockholm:
866,541	SEK	0.590% due 6/1/26	93,863
533,364	DKK	0.630% due 6/1/26	83,240
		Sumitomo Mitsui Banking Corp. - Tokyo:
39,636,259	JPY	0.190% due 6/1/26	248,870
4,434		2.970% due 6/1/26	4,434

		TOTAL TIME DEPOSITS (Cost - $33,271,907)	33,271,907

		TOTAL SHORT-TERM INVESTMENTS (Cost - $46,002,012)	46,002,012

		TOTAL INVESTMENTS - 100.2% (Cost - $888,109,779)	1,361,320,265

		Liabilities in Excess of Other Assets - (0.2)%	(2,749,888)

		TOTAL NET ASSETS - 100.0%	$1,358,570,377

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $15,245,974 and represents 1.1% of net assets.

(b)	All or a portion of this security is on loan (see Note 1).
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2026, the Fund held a Level 3 security with a value of $57,555, representing less than 0.05% of net assets.

At May 31, 2026, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 888,109,779	$ 531,126,934	$ (57,916,448)	$ 473,210,486

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	19.9%
Industrials	19.7
Information Technology	13.1
Health Care	11.0
Consumer Discretionary	9.9
Consumer Staples	6.1
Materials	5.7
Communication Services	4.4
Utilities	3.0
Energy	2.9
Real Estate	1.8
Short-Term Investments	2.5

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.1%
Australia - 0.0%@
128,000	MMG Ltd.*	$144,823

Brazil - 4.4%
150,710	Ambev SA	487,709
41,934	Axia Energia SA	435,958
9,981	Axia Energia SA*	99,649
8,862	Axia Energia SA, Class Preferred Shares	100,039
170,450	B3 SA - Brasil Bolsa Balcao	557,672
54,657	Banco Bradesco SA	167,987
37,589	Banco BTG Pactual SA	400,624
453,738	Banco do Brasil SA	1,826,414
304,082	BB Seguridade Participacoes SA	2,134,480
25,408	Caixa Seguridade Participacoes SA	89,225
78,636	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	435,814
57,687	Cia Paranaense de Energia - Copel	166,547
7,096	CPFL Energia SA	61,052
177,000	Direcional Engenharia SA	470,301
24,812	Embraer SA	361,025
9,640	Energisa SA	91,752
30,868	Eneva SA*	156,876
149,668	Engie Brasil Energia SA	982,325
38,815	Equatorial SA	296,703
132,723	Inter & Co., Inc., Class A Shares	818,901
30,973	Klabin SA	102,379
365,967	Localiza Rent a Car SA	3,044,469
22,948	MBRF Global Foods Co. SA	72,851
383,616	Motiva Infraestrutura de Mobilidade SA	1,073,302
108,000	Multiplan Empreendimentos Imobiliarios SA	637,958
390,721	NU Holdings Ltd., Class A Shares*	5,130,167
122,134	Petroleo Brasileiro SA - Petrobras	1,131,698
88,012	Petroleo Brasileiro SA - Petrobras, ADR	1,651,985
6,183	Porto Seguro SA	59,229
276,160	PRIO SA*	3,408,774
656,076	Raia Drogasil SA	2,431,429
360,607	Rede D’Or Sao Luiz SA(a)	2,432,577
40,743	Rumo SA	110,842
177,864	Smartfit Escola de Ginastica e Danca SA	653,524
8,382	StoneCo Ltd., Class A Shares	95,974
114,615	Suzano SA	952,483
23,500	TIM SA	102,049
18,187	TOTVS SA	119,260
21,149	Ultrapar Participações SA	108,489
119,022	Vale SA	1,954,612
110,105	Vale SA, Class B Shares, ADR	1,789,206
373,777	Vibra Energia SA	2,204,945
388,161	WEG SA	3,394,287
15,447	XP Inc., Class A Shares	257,502

	Total Brazil	43,061,044

Canada - 0.0%@
8,200	China Gold International Resources Corp., Ltd.	159,345

Chile - 0.6%
88,975	Antofagasta PLC	4,903,428
1,448,861	Banco de Chile	273,001
2,814	Banco de Credito e Inversiones SA	189,912
2,179,086	Banco Santander Chile	171,427
39,500	Cencosud SA	93,179
32,401	Empresas CMPC SA	38,817
13,356	Empresas COPEC SA	94,915

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.6% - (continued)
917,604	Enel Chile SA	$79,715
22,320	Falabella SA	142,981
10,066,078	Latam Airlines Group SA	272,637
24,430	Plaza SA	106,528

	Total Chile	6,366,540

China - 15.6%
9,300	360 Security Technology Inc., Class A Shares	13,888
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	11,072
56,500	3SBio Inc.*(a)	133,184
24,000	AAC Technologies Holdings Inc.	139,455
3,200	Accelink Technologies Co., Ltd., Class A Shares	96,507
2,196	Advanced Micro-Fabrication Equipment Inc., Class A Shares	96,938
3,000	AECC Aviation Power Co., Ltd., Class A Shares	18,415
163,100	Agricultural Bank of China Ltd., Class A Shares	152,402
933,000	Agricultural Bank of China Ltd., Class H Shares(b)	687,176
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	16,015
13,600	Air China Ltd., Class A Shares*	13,695
21,000	Akeso Inc.*(a)	316,077
31,400	Aluminum Corp. of China Ltd., Class A Shares	52,944
434,000	Aluminum Corp. of China Ltd., Class H Shares(b)	605,363
351	Amlogic Shanghai Co., Ltd., Class A Shares	5,496
2,500	Angel Yeast Co., Ltd., Class A Shares	13,526
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	18,174
198,189	Anhui Conch Cement Co., Ltd., Class H Shares(b)	482,116
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	13,759
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares*	19,158
1,900	Anker Innovations Technology Co., Ltd., Class A Shares	35,316
223,400	ANTA Sports Products Ltd.	2,165,016
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	55,907
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	17,581
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	15,175
73,418	Baidu Inc., Class A Shares*	1,241,801
47,000	Bank of Beijing Co., Ltd., Class A Shares	35,361
4,000	Bank of Chengdu Co., Ltd., Class A Shares	10,998
98,730	Bank of China Ltd., Class A Shares	85,521
2,323,000	Bank of China Ltd., Class H Shares(b)	1,544,866
106,500	Bank of Communications Co., Ltd., Class A Shares	104,833
279,000	Bank of Communications Co., Ltd., Class H Shares(b)	259,941
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	35,028
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	59,384
16,600	Bank of Nanjing Co., Ltd., Class A Shares	26,449
14,790	Bank of Ningbo Co., Ltd., Class A Shares	67,845
29,640	Bank of Shanghai Co., Ltd., Class A Shares	39,566
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	26,906
1,300	Beijing Compass Technology Development Co., Ltd., Class A Shares	17,626
9,900	Beijing Enlight Media Co., Ltd., Class A Shares	18,640
1,276	Beijing Kingsoft Office Software Inc., Class A Shares	45,004
2,000	Beijing New Building Materials PLC, Class A Shares	6,771
760	Beijing Roborock Technology Co., Ltd., Class A Shares	11,521
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	9,860
718	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares*	3,676
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	58,775
1,400	Bestechnic Shanghai Co., Ltd., Class A Shares	34,509
9,107	Bilibili Inc., Class Z Shares*	158,490
1,919	Biwin Storage Technology Co., Ltd., Class A Shares*	93,555
13,300	Bluefocus Intelligent Communications Group Co., Ltd., Class A Shares*	32,846
68,500	BOE Technology Group Co., Ltd., Class A Shares	51,663
11,000	BYD Co., Ltd., Class A Shares	156,393
404,974	BYD Co., Ltd., Class H Shares(b)	4,697,425
31,500	BYD Electronic International Co., Ltd.	117,395
1,345	Cambricon Technologies Corp., Ltd., Class A Shares	261,263

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
318,000	CGN Power Co., Ltd., Class H Shares(a)(b)	$125,937
300	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	3,263
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	74,249
6,800	Chifeng Jilong Gold Mining Group Ltd., Class A Shares	33,971
31,500	China CITIC Bank Corp., Ltd., Class A Shares	34,546
270,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	251,213
450,000	China CITIC Financial Asset Management Co., Ltd., Class H Shares*(a)(b)	37,913
61,000	China Coal Energy Co., Ltd., Class H Shares(b)	98,488
47,500	China Construction Bank Corp., Class A Shares	69,929
5,615,224	China Construction Bank Corp., Class H Shares(b)	6,092,369
16,600	China CSSC Holdings Ltd., Class A Shares	91,734
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	17,722
47,400	China Energy Engineering Corp., Ltd., Class A Shares	20,253
91,612	China Everbright Bank Co., Ltd., Class A Shares	41,980
127,000	China Feihe Ltd.(a)	49,601
12,000	China Galaxy Securities Co., Ltd., Class A Shares	21,762
129,500	China Galaxy Securities Co., Ltd., Class H Shares(b)	128,315
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	28,549
91,000	China Hongqiao Group Ltd.	326,352
20,900	China International Capital Corp., Ltd., Class A Shares	104,439
58,800	China International Capital Corp., Ltd., Class H Shares(a)(b)	147,312
7,200	China Jushi Co., Ltd., Class A Shares	44,826
5,300	China Life Insurance Co., Ltd., Class A Shares	26,507
248,000	China Life Insurance Co., Ltd., Class H Shares(b)	918,518
10,200	China Literature Ltd.*(a)	30,146
99,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	85,515
102,000	China Mengniu Dairy Co., Ltd.	220,846
40,800	China Merchants Bank Co., Ltd., Class A Shares	229,143
1,213,998	China Merchants Bank Co., Ltd., Class H Shares(b)	7,303,051
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	39,862
13,200	China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A Shares	19,588
9,230	China Merchants Securities Co., Ltd., Class A Shares	23,160
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	8,501
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	29,344
236,700	China Minsheng Banking Corp., Ltd., Class H Shares(b)	101,489
102,000	China National Building Material Co., Ltd., Class H Shares(b)	69,485
19,300	China National Chemical Engineering Co., Ltd., Class A Shares	22,028
34,000	China National Nuclear Power Co., Ltd., Class A Shares	45,429
2,470	China National Software & Service Co., Ltd., Class A Shares*	13,219
44,000	China Nonferrous Mining Corp., Ltd.	76,602
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	37,387
44,000	China Oilfield Services Ltd., Class H Shares(b)	44,332
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	59,469
84,000	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	336,974
85,000	China Petroleum & Chemical Corp., Class A Shares	61,046
726,000	China Petroleum & Chemical Corp., Class H Shares(b)	400,283
27,800	China Railway Group Ltd., Class A Shares	19,607
138,000	China Railway Group Ltd., Class H Shares(b)	61,842
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	16,306
4,498	China Resources Microelectronics Ltd., Class A Shares	42,627
148,300	China Resources Mixc Lifestyle Services Ltd.(a)	789,568
4,836	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	17,479
13,299	China Shenhua Energy Co., Ltd., Class A Shares	92,334
107,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	618,528
20,400	China Southern Airlines Co., Ltd., Class A Shares*	16,560
90,040	China State Construction Engineering Corp., Ltd., Class A Shares	64,285
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	25,639
4,435	China Tourism Group Duty Free Corp., Ltd., Class A Shares	39,066
141,100	China Tower Corp., Ltd., Class H Shares(a)(b)	178,775
4,900	China Tungsten And Hightech Materials Co., Ltd., Class A Shares	49,157
74,800	China United Network Communications Ltd., Class A Shares	48,099

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
15,600	China Vanke Co., Ltd., Class A Shares*	$8,187
18,800	China XD Electric Co., Ltd., Class A Shares	45,980
50,900	China Yangtze Power Co., Ltd., Class A Shares	208,769
52,390	China Zheshang Bank Co., Ltd., Class A Shares	23,233
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	18,947
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	27,484
70,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	56,878
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares*	6,021
143,000	CITIC Ltd.	240,340
22,565	CITIC Securities Co., Ltd., Class A Shares	86,903
49,925	CITIC Securities Co., Ltd., Class H Shares(b)	166,011
40,200	CMOC Group Ltd., Class A Shares	109,795
123,000	CMOC Group Ltd., Class H Shares(b)	288,201
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	14,066
16,100	CNPC Capital Co., Ltd., Class A Shares	18,573
113,771	Contemporary Amperex Technology Co., Ltd., Class A Shares	7,131,944
3,300	Contemporary Amperex Technology Co., Ltd., Class H Shares(b)	314,517
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	15,265
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	42,474
82,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	148,674
51,400	CRRC Corp., Ltd., Class A Shares	43,844
151,000	CRRC Corp., Ltd., Class H Shares(b)	100,029
8,700	CSC Financial Co., Ltd., Class A Shares	31,339
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares*	11,375
257,120	CSPC Pharmaceutical Group Ltd.	245,789
49,700	Daqin Railway Co., Ltd., Class A Shares	38,128
366,600	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	893,305
9,600	Dongfang Electric Corp., Ltd., Class A Shares	50,014
27,025	East Money Information Co., Ltd., Class A Shares	76,553
78,364	Eastroc Beverage Group Co., Ltd., Class A Shares	1,649,170
13,815	Eastroc Beverage Group Co., Ltd., Class H Shares(b)	233,220
900	Ecovacs Robotics Co., Ltd., Class A Shares	7,813
1,300	Empyrean Technology Co., Ltd., Class A Shares*	22,007
25,200	ENN Energy Holdings Ltd.	176,736
557,643	ENN Natural Gas Co., Ltd., Class A Shares	1,614,775
2,300	Eoptolink Technology Inc. Ltd., Class A Shares*	240,307
5,681	Eve Energy Co., Ltd., Class A Shares	53,484
7,300	Everbright Securities Co., Ltd., Class A Shares	15,387
4,600	Fiberhome Telecommunication Technologies Co., Ltd., Class A Shares	35,296
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	17,143
9,186	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	48,774
17,700	Founder Securities Co., Ltd., Class A Shares	18,029
26,400	Foxconn Industrial Internet Co., Ltd., Class A Shares	286,555
120,000	Full Truck Alliance Co., Ltd., ADR	1,058,400
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	31,919
20,800	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	147,919
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	34,028
15,000	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(b)	122,426
21,800	GD Power Development Co., Ltd., Class A Shares	16,585
38,700	GDS Holdings Ltd., Class A Shares*	170,012
15,100	GEM Co., Ltd., Class A Shares	17,418
48,000	Genscript Biotech Corp.*	84,094
26,000	GF Securities Co., Ltd., Class A Shares	72,611
27,200	GF Securities Co., Ltd., Class H Shares(b)	56,230
10,400	Giant Biogene Holding Co., Ltd.(a)	39,993
4,700	Giant Network Group Co., Ltd., Class A Shares	18,104
1,824	Gigadevice Semiconductor Inc., Class A Shares	126,563
4,300	GoerTek Inc., Class A Shares	17,058
9,900	Goldwind Science & Technology Co., Ltd., Class A Shares	34,283
2,233	Goneo Group Co., Ltd., Class A Shares	13,716
8,900	Gotion High-tech Co., Ltd., Class A Shares	43,355

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
68,500	Great Wall Motor Co., Ltd., Class H Shares(b)	$91,129
8,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	49,222
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	15,231
9,000	Guangdong HEC Technology Holding Co., Ltd., Class A Shares*	47,407
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	13,551
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	24,766
25,000	Guolian Minsheng Securities Co., Ltd., Class A Shares	32,116
9,400	Guosen Securities Co., Ltd., Class A Shares	14,047
32,378	Guotai Haitong Securities Co., Ltd., Class A Shares	73,619
60,864	Guotai Haitong Securities Co., Ltd., Class H Shares(a)(b)	101,474
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,213
17,924	H World Group Ltd., ADR	804,608
60,000	Haidilao International Holding Ltd.(a)	97,624
13,300	Haier Smart Home Co., Ltd., Class A Shares	41,014
77,400	Haier Smart Home Co., Ltd., Class H Shares(b)	195,045
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	15,317
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares	13,857
16,000	Haitian International Holdings Ltd.	40,373
2,000	Hangzhou Chang Chuan Technology Co., Ltd., Class A Shares	62,345
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	13,070
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	13,814
48,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	192,850
400,386	Harbin Electric Co., Ltd., Class H Shares(b)	1,001,872
5,900	Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A Shares*	35,980
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	6,869
9,400	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	34,764
150,000	Hengan International Group Co., Ltd.	465,714
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	27,389
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	93,524
3,820	Hesai Group, Class B Shares*	73,387
3,600	Hgtech Co., Ltd., Class A Shares	80,869
2,238	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	75,367
157,800	Horizon Robotics, Class B Shares*	106,626
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	5,067
2,200	Hua Hong Semiconductor Ltd., Class A Shares*	77,008
24,000	Hua Hong Semiconductor Ltd., Class H Shares*(a)	494,888
18,400	Huadian Power International Corp., Ltd., Class A Shares	15,123
1,694	Huadong Medicine Co., Ltd., Class A Shares	7,262
15,100	Huafon Chemical Co., Ltd., Class A Shares	22,557
22,500	Huaneng Power International Inc., Class A Shares	29,486
160,000	Huaneng Power International Inc., Class H Shares(b)	148,338
2,600	Huaqin Co., Ltd., Class A Shares	40,905
16,000	Huatai Securities Co., Ltd., Class A Shares	43,004
49,600	Huatai Securities Co., Ltd., Class H Shares(a)(b)	100,553
30,500	Huaxia Bank Co., Ltd., Class A Shares	30,245
255,299	Huayu Automotive Systems Co., Ltd., Class A Shares	630,498
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	15,018
3,785	Hundsun Technologies Inc., Class A Shares	13,582
1,337	Hwatsing Technology Co., Ltd., Class A Shares	51,657
4,534	Hygon Information Technology Co., Ltd., Class A Shares	197,872
1,600	IEIT Systems Co., Ltd., Class A Shares	15,290
5,400	Iflytek Co., Ltd., Class A Shares	38,244
560	Imeik Technology Development Co., Ltd., Class A Shares	8,655
142,500	Industrial & Commercial Bank of China Ltd., Class A Shares	152,077
2,124,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,801,915
39,200	Industrial Bank Co., Ltd., Class A Shares	107,201
19,760	Industrial Securities Co., Ltd., Class A Shares	16,797
800	Ingenic Semiconductor Co., Ltd., Class A Shares	18,630
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	21,915
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	35,233
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	12,334

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
5,400	Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A Shares	$31,616
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	54,099
41,700	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	115,968
50,000	Innovent Biologics Inc.*(a)	533,356
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	10,747
66,200	J&T Global Express Ltd.*	76,396
4,116	JA Solar Technology Co., Ltd., Class A Shares*	5,545
4,000	JCET Group Co., Ltd., Class A Shares	48,537
35,900	JD Health International Inc.*(a)	176,576
77,000	JD Logistics Inc.*(a)	126,758
37,461	JD.com Inc., ADR	1,080,001
106,956	JD.com Inc., Class A Shares	1,543,729
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares*	13,175
46,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	61,697
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	31,359
13,501	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	100,178
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	13,443
6,200	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	41,619
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	12,491
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	38,682
3,300	Jiangxi Copper Co., Ltd., Class A Shares	21,230
35,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	158,097
13,200	Jinduicheng Molybdenum Co., Ltd., Class A Shares	47,181
9,597	Jinko Solar Co., Ltd., Class A Shares*	8,315
1,204	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(c)#	2
10,693	Kanzhun Ltd., ADR	145,104
51,000	KE Holdings Inc., ADR(d)	846,600
69,804	KE Holdings Inc., Class A Shares	383,838
89,000	Kingdee International Software Group Co., Ltd.*	82,655
36,000	Kingsoft Corp., Ltd.	97,383
135,600	Kuaishou Technology, Class B Shares(a)	789,012
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares*	18,995
2,800	Kunlun Tech Co., Ltd., Class A Shares*	18,186
2,588	Kweichow Moutai Co., Ltd., Class A Shares	507,348
900	Laopu Gold Co., Ltd., Class H Shares(b)	58,100
6,600	LB Group Co., Ltd., Class A Shares	13,956
1,826,000	Lenovo Group Ltd.	5,629,815
9,000	Lens Technology Co., Ltd., Class A Shares	53,797
39,806	Li Auto Inc., Class A Shares*	297,691
80,500	Li Ning Co., Ltd.	187,470
14,500	Lingyi iTech Guangdong Co., Class A Shares	31,132
51,500	Longfor Group Holdings Ltd.(a)	51,798
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares*	18,628
1,012	Loongson Technology Corp., Ltd., Class A Shares*	21,896
16,138	Luxshare Precision Industry Co., Ltd., Class A Shares	174,500
3,800	Luzhou Laojiao Co., Ltd., Class A Shares	51,117
3,400	Mango Excellent Media Co., Ltd., Class A Shares	8,757
864	Maxscend Microelectronics Co., Ltd., Class A Shares*	13,810
105,500	Meitu Inc.*(a)	58,776
161,483	Meituan, Class B Shares*(a)	1,568,677
36,900	Metallurgical Corp. of China Ltd., Class A Shares	15,437
171,600	Midea Group Co., Ltd., Class A Shares	2,049,733
14,600	Midea Group Co., Ltd., Class H Shares(b)	160,038
19,516	MINISO Group Holding Ltd.	63,719
1,749	Montage Technology Co., Ltd., Class A Shares	65,857
10,086	Muyuan Foods Group Co., Ltd., Class A Shares	56,726
16,595	NARI Technology Co., Ltd., Class A Shares	61,086
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	22,547
1,680	NAURA Technology Group Co., Ltd., Class A Shares	156,152
186,775	NetEase Inc.	4,599,447
6,700	New China Life Insurance Co., Ltd., Class A Shares	59,136

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
27,700	New China Life Insurance Co., Ltd., Class H Shares(b)	$171,956
6,400	New Hope Liuhe Co., Ltd., Class A Shares	7,459
45,910	New Oriental Education & Technology Group Inc.	211,899
3,763	Ningbo Deye Technology Corp., Class A Shares	64,305
2,520	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	16,653
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	10,876
4,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	38,381
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	36,303
60,793	NIO Inc., Class A Shares*	339,138
64,200	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	351,893
9,000	OFILM Group Co., Ltd., Class A Shares*	11,905
1,720	OmniVision Integrated Circuits Group Inc.	24,160
14,464	Orient Securities Co., Ltd., Class A Shares(e)	19,887
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	25,078
278,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(b)	183,856
21,700	PetroChina Co., Ltd., Class A Shares	34,971
672,000	PetroChina Co., Ltd., Class H Shares(b)	933,179
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	7,514
242,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	450,539
47,200	Ping An Bank Co., Ltd., Class A Shares	76,260
21,600	Ping An Insurance Group Co. of China Ltd., Class A Shares	170,845
952,468	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	7,327,595
850	Piotech Inc., Class A Shares	78,940
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	15,354
5,900	Pony AI Inc., Class A Shares*	59,379
17,200	Pop Mart International Group Ltd.(a)	380,936
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	33,347
285,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	182,628
22,300	Power Construction Corp. of China Ltd., Class A Shares	17,605
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	37,683
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	49,765
6,000	Remegen Co., Ltd., Class H Shares*(a)(b)	63,192
1,100	Rockchip Electronics Co., Ltd., Class A Shares	28,571
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares*	19,728
11,800	SAIC Motor Corp., Ltd., Class A Shares	21,491
9,500	Sailun Group Co., Ltd., Class A Shares	17,740
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	14,108
1,800	Sangfor Technologies Inc., Class A Shares	28,463
18,900	Sany Heavy Industry Co., Ltd., Class A Shares	50,132
7,247	Satellite Chemical Co., Ltd., Class A Shares	24,982
20,600	SDIC Capital Co., Ltd., Class A Shares	19,612
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	31,073
893,000	SenseTime Group Inc., Class B Shares*(a)	189,350
5,600	Seres Group Co., Ltd., Class A Shares	67,366
7,700	SF Holding Co., Ltd., Class A Shares	39,783
1,267	SG Micro Corp., Class A Shares	22,065
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	63,521
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	23,800
28,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	87,898
4,350	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A Shares	33,642
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	9,803
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	11,457
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	13,883
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	26,772
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	5,928
891	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	21,451
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	28,241
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	13,750
2,000	Shanghai International Airport Co., Ltd., Class A Shares	7,412
56,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	77,821
5,102	Shanghai Putailai New Energy Technology Group Co., Ltd., Class A Shares	23,105

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	$12,395
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	24,625
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	26,642
7,100	Shanjin International Gold Co., Ltd., Class A Shares	23,536
1,900	Shannon Semiconductor Technology Co., Ltd., Class A Shares	50,893
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	17,524
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	40,605
1,820	Sharetronic Data Technology Co., Ltd., Class A Shares	64,509
18,000	Shenergy Co., Ltd., Class A Shares	27,440
2,115	Shengyi Electronics Co., Ltd., Class A Shares	43,060
4,400	Shengyi Technology Co., Ltd., Class A Shares	91,505
1,638	Shennan Circuits Co., Ltd., Class A Shares	99,659
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	31,750
2,000	Shenzhen Envicool Technology Co., Ltd., Class A Shares*	26,915
337,524	Shenzhen Inovance Technology Co., Ltd., Class A Shares	3,685,278
2,900	Shenzhen Kinwong Electronic Co., Ltd., Class A Shares	33,957
800	Shenzhen Longsys Electronics Co., Ltd., Class A Shares*	65,606
2,200	Shenzhen Megmeet Electrical Co., Ltd., Class A Shares	41,010
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	47,099
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	13,128
3,900	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A Shares	19,272
3,500	Shenzhen Sunway Communication Co., Ltd., Class A Shares	50,948
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	12,095
24,500	Shenzhou International Group Holdings Ltd.	145,515
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	27,494
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	23,605
1,500	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H Shares*(b)	88,595
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	23,122
183,406	Sieyuan Electric Co., Ltd., Class A Shares	5,480,208
6,600	Sinoma Science & Technology Co., Ltd., Class A Shares	69,243
729,372	Sinopharm Group Co., Ltd., Class H Shares(b)	1,576,643
25,000	Sinotruk Hong Kong Ltd.	118,981
55,000	Smoore International Holdings Ltd.(a)	64,104
2,000	Spring Airlines Co., Ltd., Class A Shares	14,491
5,340	Sungrow Power Supply Co., Ltd., Class A Shares	140,489
24,100	Sunny Optical Technology Group Co., Ltd.	258,484
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	9,434
1,653	SUPCON Technology Co., Ltd., Class A Shares*	20,972
4,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares*	138,649
1,160	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	78,102
45,700	TAL Education Group, ADR*	443,747
8,060	TBEA Co., Ltd., Class A Shares	30,208
20,020	TCL Technology Group Corp., Class A Shares	12,646
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares*	7,028
574,692	Tencent Holdings Ltd.	31,289,895
18,267	Tencent Music Entertainment Group, ADR	168,422
4,300	Tianqi Lithium Corp., Class A Shares*	39,892
13,100	Tianshan Aluminum Group Co., Ltd., Class A Shares	28,885
804,000	Tingyi Cayman Islands Holding Corp.	1,227,455
41,200	Tongcheng Travel Holdings Ltd.	74,473
5,900	TongFu Microelectronics Co., Ltd., Class A Shares	57,869
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	32,552
10,300	Tongwei Co., Ltd., Class A Shares*	22,492
6,575	Trina Solar Co., Ltd., Class A Shares*	14,990
4,000	Tsingtao Brewery Co., Ltd., Class A Shares	36,141
18,000	Tsingtao Brewery Co., Ltd., Class H Shares*(b)	114,273
5,600	UBTech Robotics Corp., Ltd., Class H Shares*(b)	73,125
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	11,479
8,160	Unisplendour Corp., Ltd., Class A Shares	34,636
7,100	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	46,917
1,418	Verisilicon Microelectronics Shanghai Co., Ltd., Class A Shares*	51,774

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
1,500	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	$81,747
9,018	Vipshop Holdings Ltd., ADR	128,236
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	50,982
15,600	Wanxiang Qianchao Co., Ltd., Class A Shares	34,091
12,400	Weichai Power Co., Ltd., Class A Shares	64,822
110,200	Weichai Power Co., Ltd., Class H Shares(b)	586,495
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	15,442
8,300	Western Mining Co., Ltd., Class A Shares	37,477
11,400	Western Securities Co., Ltd., Class A Shares	11,096
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	24,342
1,600	Wingtech Technology Co., Ltd., Class A Shares*(c)(e)	4,890
4,880	Wolong Electric Group Co., Ltd., Class A Shares	28,470
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares*	3,878
7,400	Wuliangye Yibin Co., Ltd., Class A Shares	92,895
2,960	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	57,798
3,964	WuXi AppTec Co., Ltd., Class A Shares	59,545
13,548	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	225,763
310,000	Wuxi Biologics Cayman Inc.*(a)	1,322,997
11,500	WuXi XDC Cayman Inc.*	80,796
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	31,657
4,800	Xiamen Tungsten Co., Ltd., Class A Shares	38,466
766,200	Xiaomi Corp., Class B Shares*(a)	2,735,950
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares*	7,996
112,000	Xinyi Solar Holdings Ltd.	38,269
39,822	XPeng Inc., Class A Shares*	326,452
46,000	XtalPi Holdings Ltd.*	48,414
42,000	Yadea Group Holdings Ltd.(a)	60,364
13,000	Yangtze Optical Fibre & Cable Joint Stock Co., Ltd., Class H Shares(a)(b)	377,843
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	34,434
114,700	Yankuang Energy Group Co., Ltd., Class H Shares(b)	213,309
1,000	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	20,762
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	7,856
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	8,172
8,200	YTO Express Group Co., Ltd., Class A Shares	22,729
308	Yuanjie Semiconductor Technology Co., Ltd., Class A Shares	51,602
21,434	Yum China Holdings Inc.	924,477
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	33,255
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	36,895
4,000	Yunnan Energy New Material Group Co., Ltd., Class A Shares*	41,675
7,400	Yunnan Yuntianhua Co., Ltd., Class A Shares	33,499
6,100	Yutong Bus Co., Ltd., Class A Shares	29,124
4,000	Zangge Mining Co., Ltd., Class A Shares	45,580
1,600	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	30,370
56,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(b)	155,978
18,300	Zhejiang Century Huatong Group Co., Ltd., Class A Shares	39,448
10,200	Zhejiang China Commodities City Group Co., Ltd., Class A Shares	19,317
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	9,047
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	15,771
5,258	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	42,613
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	14,277
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	28,803
14,782	Zhejiang Leapmotor Technology Co., Ltd., Class H Shares*(a)(b)	74,072
7,200	Zhejiang NHU Co., Ltd., Class A Shares	31,256
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	37,684
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	12,243
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	22,759
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,015
2,320	Zhongji Innolight Co., Ltd., Class A Shares	397,003
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	39,024
2,300	Zhongtai Securities Co., Ltd., Class A Shares	1,850
6,301	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	56,825

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 15.6% - (continued)
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	$57,910
39,700	Zijin Mining Group Co., Ltd., Class A Shares	180,638
448,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	1,882,747
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	14,071
3,100	ZTE Corp., Class A Shares*	16,831
18,000	ZTE Corp., Class H Shares*(b)	61,558
13,355	ZTO Express Cayman Inc.	295,060

	Total China	153,254,578

Colombia - 0.0%@
8,572	Grupo Cibest SA	177,018
17,211	Interconexion Electrica SA ESP	141,233

	Total Colombia	318,251

Czech Republic - 0.1%
4,940	CEZ AS	298,036
2,894	Komercni Banka AS	137,381
9,659	Moneta Money Bank AS(a)	86,111

	Total Czech Republic	521,528

Egypt - 0.3%
80,748	Commercial International Bank - Egypt (CIB)	205,659
901,503	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	2,195,086
30,598	Eastern Co. SAE	22,283
23,594	Talaat Moustafa Group	43,367

	Total Egypt	2,466,395

France - 0.1%
5,643	Gaztransport Et Technigaz SA	1,303,904

Greece - 0.6%
70,549	Alpha Bank SA	321,514
258,232	Eurobank SA	1,201,054
1,594	FF Group*(c)#	–
5,468	Hellenic Telecommunications Organization SA	115,990
3,520	JUMBO SA	95,554
128,362	National Bank of Greece SA	2,218,118
142,867	Piraeus Bank SA*	1,518,673
5,371	Public Power Corp. SA	135,017

	Total Greece	5,605,920

Hong Kong - 3.0%
338,110	AIA Group Ltd.	3,552,932
840,710	Alibaba Group Holding Ltd.	13,055,871
59,002	Alibaba Group Holding Ltd., ADR	7,329,228
164,000	Alibaba Health Information Technology Ltd.*	76,220
20,000	Beijing Enterprises Holdings Ltd.	78,669
2,290,000	Bosideng International Holdings Ltd.	1,243,764
28,000	C&D International Investment Group Ltd.	56,394
102,000	China Gas Holdings Ltd.	90,211
455,000	China Medical System Holdings Ltd.	615,031
47,538	China Merchants Port Holdings Co., Ltd.	93,542
110,500	China Overseas Land & Investment Ltd.	220,401
131,000	China Power International Development Ltd.	62,251
53,000	China Resources Beer Holdings Co., Ltd.	163,732
27,600	China Resources Gas Group Ltd.	64,821
102,000	China Resources Land Ltd.	461,322
66,000	China Resources Power Holdings Co., Ltd.	179,108
364,000	China Ruyi Holdings Ltd.*	63,273
32,000	China State Construction International Holdings Ltd.	35,717
52,400	China Taiping Insurance Holdings Co., Ltd.	132,601
71,800	Chow Tai Fook Jewellery Group Ltd.	100,745
87,000	Far East Horizon Ltd.	85,406
707,000	GCL Technology Holdings Ltd.*	74,943
214,000	Geely Automobile Holdings Ltd.	514,160
96,000	Guangdong Investment Ltd.	102,291
116,000	Kunlun Energy Co., Ltd.	106,012

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.0% - (continued)
2,700	NetEase Cloud Music Inc.*(a)	$41,054
5,500	Orient Overseas International Ltd.	95,687
328,750	Sino Biopharmaceutical Ltd.	209,778
1,640,000	Want Want China Holdings Ltd.	870,768
6,800	Zijin Gold International Co., Ltd.*	114,116

	Total Hong Kong	29,890,048

Hungary - 0.7%
155,916	MOL Hungarian Oil & Gas PLC	1,980,139
32,577	OTP Bank Nyrt	4,462,630
4,665	Richter Gedeon Nyrt	197,449

	Total Hungary	6,640,218

India - 10.3%
1,569	ABB India Ltd.	119,592
4,372	Adani Enterprises Ltd.	134,450
17,212	Adani Ports & Special Economic Zone Ltd.	328,011
102,534	Adani Power Ltd.*	262,350
358,016	Aditya Birla Capital Ltd.*	1,372,423
1,698	Alkem Laboratories Ltd.	98,952
18,959	Ambuja Cements Ltd.	89,267
6,386	APL Apollo Tubes Ltd.	122,564
58,706	Apollo Hospitals Enterprise Ltd.	5,083,203
96,288	Ashok Leyland Ltd.	158,252
13,692	Asian Paints Ltd.	385,915
3,407	Astral Ltd.	56,712
13,713	AU Small Finance Bank Ltd.(a)	142,894
7,814	Aurobindo Pharma Ltd.	116,752
5,325	Avenue Supermarts Ltd.*(a)	226,734
158,836	Axis Bank Ltd.	2,141,674
2,180	Bajaj Auto Ltd.	240,564
93,009	Bajaj Finance Ltd.*	885,829
12,229	Bajaj Finserv Ltd.	231,116
806	Bajaj Holdings & Investment Ltd.	88,400
2,232	Balkrishna Industries Ltd.	52,267
38,177	Bank of Baroda	107,874
116,491	Bharat Electronics Ltd.	504,594
8,872	Bharat Forge Ltd.	181,919
37,800	Bharat Heavy Electricals Ltd.	165,388
50,202	Bharat Petroleum Corp., Ltd.	157,295
83,594	Bharti Airtel Ltd.	1,605,159
281	Bosch Ltd.	109,033
3,537	Britannia Industries Ltd.	194,229
3,360	BSE Ltd.*	147,175
67,755	Canara Bank	93,494
23,637	CG Power & Industrial Solutions Ltd.	228,199
73,409	Cholamandalam Investment & Finance Co., Ltd.	1,191,239
18,022	Cipla Ltd.	265,062
59,756	Coal India Ltd.	288,094
4,494	Colgate-Palmolive India Ltd.	97,666
4,273	Coromandel International Ltd.	79,723
4,476	Cummins India Ltd.	278,099
16,912	Dabur India Ltd.	79,840
171,000	Delhivery Ltd.*	815,812
3,808	Divi’s Laboratories Ltd.	267,327
1,299	Dixon Technologies India Ltd.	156,662
25,246	DLF Ltd.	158,741
19,843	Dr Reddy’s Laboratories Ltd.	275,386
4,371	Eicher Motors Ltd.	331,975
76,918	Eternal Ltd.*	202,956
15,641	Fortis Healthcare Ltd.	153,336
35,213	FSN E-Commerce Ventures Ltd.*	97,272
77,993	GAIL India Ltd.	135,611

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.3% - (continued)
4,080	GE Vernova T&D India Ltd.	$213,861
101,074	GMR Airports Ltd.*	107,054
12,040	Godrej Consumer Products Ltd.	129,903
6,648	Godrej Properties Ltd.*	124,025
8,676	Grasim Industries Ltd.	285,891
7,939	Havells India Ltd.	98,787
30,272	HCL Technologies Ltd.	375,990
4,988	HDFC Asset Management Co., Ltd.(a)	139,968
466,129	HDFC Bank Ltd.	3,649,796
277,052	HDFC Bank Ltd., ADR	6,588,297
30,924	HDFC Life Insurance Co., Ltd.(a)	194,224
4,066	Hero MotoCorp Ltd.	211,110
44,102	Hindalco Industries Ltd.	526,454
6,395	Hindustan Aeronautics Ltd.	291,518
32,273	Hindustan Petroleum Corp., Ltd.	133,104
26,211	Hindustan Unilever Ltd.	593,957
412	Hitachi Energy India Ltd.	165,722
5,884	Hyundai Motor India Ltd.	122,797
173,115	ICICI Bank Ltd.	2,286,551
208,935	ICICI Bank Ltd., ADR	5,480,365
8,886	ICICI Lombard General Insurance Co., Ltd.(a)	167,140
10,058	ICICI Prudential Life Insurance Co., Ltd.(a)	53,810
127,471	IDFC First Bank Ltd.	95,582
27,863	Indian Hotels Co., Ltd. (The), Class A Shares	193,412
91,396	Indian Oil Corp., Ltd.	134,941
476,206	Indus Towers Ltd.*	2,230,888
16,128	IndusInd Bank Ltd.*	154,401
12,029	Info Edge India Ltd.	126,463
105,930	Infosys Ltd.	1,299,316
133,840	Infosys Ltd., ADR(d)	1,693,076
6,274	InterGlobe Aviation Ltd.(a)	292,516
107,197	ITC Ltd.	324,122
12,688	Jindal Stainless Ltd.	92,054
12,948	Jindal Steel Ltd.	165,660
422,531	Jio Financial Services Ltd.	1,062,432
12,171	JSW Energy Ltd.	76,672
19,785	JSW Steel Ltd.	267,013
11,798	Jubilant Foodworks Ltd.	53,211
11,490	Kalyan Jewellers India Ltd.	43,444
17,400	KEI Industries Ltd.	964,587
858,320	Kotak Mahindra Bank Ltd.	3,466,183
24,822	L&T Finance Ltd.	74,601
36,483	Larsen & Toubro Ltd.	1,562,123
515,000	Lemon Tree Hotels Ltd.*(a)	617,334
10,651	Lodha Developers Ltd.(a)	106,005
2,283	LTM Ltd.(a)	96,763
7,557	Lupin Ltd.	180,670
131,594	Mahindra & Mahindra Ltd.	4,223,777
13,168	MakeMyTrip Ltd.*	615,472
45,562	Malco Energy Ltd.*#	58,040
3,608	Mankind Pharma Ltd.	91,373
18,994	Marico Ltd.	164,269
4,008	Maruti Suzuki India Ltd.	554,650
24,904	Max Healthcare Institute Ltd.	252,516
4,606	Mphasis Ltd.	109,839
71	MRF Ltd.	91,771
4,164	Muthoot Finance Ltd.	144,587
21,511	Nestle India Ltd.	326,798
113,758	NHPC Ltd.	93,952
111,037	NMDC Ltd.	103,030
147,853	NTPC Ltd.	604,969

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.3% - (continued)
71,426	Oberoi Realty Ltd.	$1,275,721
100,242	Oil & Natural Gas Corp., Ltd.	280,672
20,395	Oil India Ltd.	102,952
12,775	One 97 Communications Ltd.*	150,757
1,056	Oracle Financial Services Software Ltd.	111,234
185	Page Industries Ltd.	74,208
10,980	PB Fintech Ltd.*	197,832
3,717	Persistent Systems Ltd.	203,033
36,305	Petronet LNG Ltd.	103,258
75,085	Phoenix Mills Ltd. (The)	1,395,312
2,152	PI Industries Ltd.	64,368
10,872	Pidilite Industries Ltd.	170,294
49,000	PN Gadgil Jewellers Ltd.*	280,365
1,776	Polycab India Ltd.	176,669
49,366	Power Finance Corp., Ltd.	223,133
159,475	Power Grid Corp. of India Ltd.	483,125
6,639	Prestige Estates Projects Ltd.	96,189
80,292	Punjab National Bank	89,344
21,176	Rail Vikas Nigam Ltd.	55,461
46,201	REC Ltd.	163,702
687,407	Reliance Industries Ltd.	9,537,971
137,242	Samvardhana Motherson International Ltd.	216,776
11,234	SBI Cards & Payment Services Ltd.	73,933
14,380	SBI Life Insurance Co., Ltd.(a)	277,551
275	Shree Cement Ltd.	72,998
44,965	Shriram Finance Ltd.	452,333
3,178	Siemens Energy India Ltd.	128,022
2,571	Siemens Ltd.*	103,964
790	Solar Industries India Ltd.	150,948
4,915	SRF Ltd.	139,694
157,926	State Bank of India	1,597,632
30,589	Sun Pharmaceutical Industries Ltd	579,875
2,112	Sundaram Finance Ltd.	92,750
1,866	Supreme Industries Ltd.	69,689
352,181	Suzlon Energy Ltd.*	214,211
45,140	Swiggy Ltd.*	122,098
45,562	Talwandi Sabo Power Ltd.*#	58,040
4,373	Tata Communications Ltd.	89,838
86,556	Tata Consultancy Services Ltd.	2,048,677
22,256	Tata Consumer Products Ltd.	274,529
67,613	Tata Motors Ltd.*	270,854
63,244	Tata Motors Passenger Vehicles Ltd.	261,598
49,496	Tata Power Co., Ltd. (The)	219,539
238,729	Tata Steel Ltd.	528,462
17,172	Tech Mahindra Ltd.	266,710
126,357	Titan Co., Ltd.	5,445,758
4,385	Torrent Pharmaceuticals Ltd.	203,954
5,829	Torrent Power Ltd.	86,389
5,863	Trent Ltd.	260,109
3,306	Tube Investments of India Ltd.	109,521
7,604	TVS Motor Co., Ltd.	266,996
25,304	UltraTech Cement Ltd.	3,064,790
52,190	Union Bank of India Ltd.	92,018
9,798	United Spirits Ltd.	131,112
160,951	UPL Ltd.	1,107,743
43,227	Varun Beverages Ltd.	241,400
45,562	Vedanta Aluminium Metal Ltd.*#	58,040
45,562	Vedanta Iron & Steel Ltd.*#	58,040
45,562	Vedanta Ltd.	168,872
64,656	Vishal Mega Mart Ltd.*	82,596
963,317	Vodafone Idea Ltd.*	142,560

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.3% - (continued)
7,606	Voltas Ltd.	$100,363
2,657	WAAREE Energies Ltd.	87,224
99,512	Wipro Ltd.	213,697
512,972	Yes Bank Ltd.*	124,909
8,154	Zydus Lifesciences Ltd.	92,907

	Total India	101,141,236

Indonesia - 0.9%
3,760,500	Alamtri Resources Indonesia Tbk PT	483,733
462,300	Amman Mineral Internasional PT*	85,224
4,701,100	Astra International Tbk PT	1,313,272
6,815,574	Bank Central Asia Tbk PT	2,174,829
6,776,348	Bank Mandiri Persero Tbk PT	1,545,384
494,700	Bank Negara Indonesia Persero Tbk PT	102,510
2,173,724	Bank Rakyat Indonesia Persero Tbk PT	358,483
560,447	Barito Pacific Tbk PT*	59,649
255,800	Barito Renewables Energy Tbk PT*	47,184
1,807,600	Bumi Resources Minerals Tbk PT*	60,077
266,300	Chandra Asri Pacific Tbk PT	26,627
243,100	Charoen Pokphand Indonesia Tbk PT	58,212
797,500	Dian Swastatika Sentosa Tbk PT*	22,042
27,884,300	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	77,975
716,600	Petrindo Jaya Kreasi Tbk PT*	25,216
564,000	Sumber Alfaria Trijaya Tbk PT	36,478
1,578,687	Telkom Indonesia Persero Tbk PT	263,672
89,798	Telkom Indonesia Persero Tbk PT, ADR	1,474,483
538,605	United Tractors Tbk PT	690,828

	Total Indonesia	8,905,878

Ireland - 0.2%
27,699	PDD Holdings Inc., ADR*	2,338,904

Kazakhstan - 0.1%
15,500	Kaspi.KZ JSC, ADR	1,401,200

Kuwait - 0.2%
49,192	Boubyan Bank KSCP	105,108
85,375	Gulf Bank KSCP	97,379
394,183	Kuwait Finance House KSCP	1,003,100
18,863	Mabanee Co., KPSC	60,846
62,567	Mobile Telecommunications Co., KSCP	121,824
277,959	National Bank of Kuwait SAKP	772,256
75,269	Warba Bank KSCP	68,273

	Total Kuwait	2,228,786

Luxembourg - 0.2%
18,808	Globant SA*	759,091
21,284	Ternium SA, ADR	1,026,953
13,978	Zabka Group SA*	98,692

	Total Luxembourg	1,884,736

Malaysia - 0.4%
87,800	AMMB Holdings Bhd	143,558
114,300	Axiata Group Bhd	57,681
114,300	CELCOMDIGI BHD	87,959
257,507	CIMB Group Holdings Bhd	485,433
164,600	Gamuda Bhd	174,241
22,200	Hong Leong Bank Bhd	116,964
80,400	IHH Healthcare Bhd	182,544
110,800	IOI Corp. Bhd	111,471
17,300	Kuala Lumpur Kepong Bhd	88,684
204,809	Malayan Banking Bhd	549,838
57,900	Maxis Bhd	54,189
48,400	MISC Bhd	99,495
103,300	MR DIY Group M Bhd(a)	41,119
1,900	Nestle Malaysia Bhd	43,621
72,100	Petronas Chemicals Group Bhd	94,535

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 0.4% - (continued)
8,600	Petronas Dagangan Bhd	$38,449
23,900	Petronas Gas Bhd	103,152
118,200	Press Metal Aluminium Holdings Bhd	268,257
464,000	Public Bank Bhd	551,457
47,250	QL Resources Bhd	42,912
55,600	RHB Bank Bhd	115,164
56,800	SD Guthrie Bhd	83,224
81,500	Sunway Bhd	110,946
31,400	Telekom Malaysia Bhd	58,527
83,600	Tenaga Nasional Bhd	301,175
99,360	YTL Corp. Bhd	51,420
113,460	YTL Power International Bhd	119,112

	Total Malaysia	4,175,127

Mexico - 2.2%
75,038	America Movil SAB de CV, ADR	1,904,464
630,403	America Movil SAB de CV, Series B	802,776
15,950	Arca Continental SAB de CV	206,967
30,500	BBB Foods Inc., Class A Shares*	1,153,510
14,849	Coca-Cola Femsa SAB de CV	160,214
224,000	Corp. Inmobiliaria Vesta SAB de CV	784,435
76,327	Fibra Uno Administracion SA de CV, REIT	131,842
54,798	Fomento Economico Mexicano SAB de CV	653,002
5,872	Gruma SAB de CV, Class B Shares	98,682
10,352	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	130,017
6,343	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,498,851
12,320	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	289,431
6,154	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	182,402
44,684	Grupo Bimbo SAB de CV, Series A	153,826
18,121	Grupo Carso SAB de CV, Series A1	142,531
10,056	Grupo Comercial Chedraui SA de CV	56,837
626,683	Grupo Financiero Banorte SAB de CV, Class O Shares	6,528,524
54,226	Grupo Financiero Inbursa SAB de CV, Class O Shares	135,104
99,252	Grupo México SAB de CV, Series B	1,226,644
6,334	Industrias Peñoles SAB de CV	368,958
472,552	Kimberly-Clark de México SAB de CV, Class A Shares	1,046,545
37,023	Prologis Property Mexico SA de CV, REIT	177,610
5,386	Promotora y Operadora de Infraestructura SAB de CV	86,712
109,459	Sigma Foods SAB de CV, Class A Shares	104,542
11,539	Vista Energy SAB de CV, ADR*	856,194
801,126	Wal-Mart de Mexico SAB de CV	2,424,777

	Total Mexico	21,305,397

Netherlands - 0.0%@
4,382	JBS NV	53,003
13,259	JBS NV, Class A Shares	165,340
20,772	NEPI Rockcastle NV*	181,394
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(c)#	–

	Total Netherlands	399,737

Peru - 0.3%
7,417	Credicorp Ltd.	2,541,287

Philippines - 0.4%
7,250	Ayala Corp.	51,390
301,060	Ayala Land Inc.	71,242
64,946	Bank of the Philippine Islands	99,113
80,230	BDO Unibank Inc.	148,790
259,400	International Container Terminal Services Inc.	3,172,852
14,290	Jollibee Foods Corp.	29,472
9,080	Manila Electric Co.	84,163
55,726	Metropolitan Bank & Trust Co.	57,513
2,295	PLDT Inc.	42,853
7,820	SM Investments Corp.	72,940
340,100	SM Prime Holdings Inc.	101,627

	Total Philippines	3,931,955

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland - 1.0%
27,899	Allegro.eu SA*(a)	$265,790
1,640	Asseco Poland SA	89,089
18,675	Bank Millennium SA*	102,233
5,942	Bank Polska Kasa Opieki SA*	396,530
520	Budimex SA	100,318
2,179	CD Projekt SA	139,741
158,951	Dino Polska SA*(a)	1,343,429
1,303	Erste Bank Polska SA	220,548
52,466	InPost SA*	939,965
4,938	KGHM Polska Miedz SA*	466,150
37	LPP SA	230,348
507	mBank SA*	179,014
19,553	ORLEN SA	763,759
36,591	PGE Polska Grupa Energetyczna SA*	106,737
151,787	Powszechna Kasa Oszczednosci Bank Polski SA	4,310,399
19,534	Powszechny Zaklad Ubezpieczen SA	346,840

	Total Poland	10,000,890

Qatar - 0.2%
185,855	Al Rayan Bank	110,901
113,208	Commercial Bank PSQC (The)	130,664
50,646	Dukhan Bank	48,295
55,919	Industries Qatar QSC	189,260
113,710	Mesaieed Petrochemical Holding Co.	38,526
14,392	Nebras Energy	57,621
27,407	Ooredoo QPSC	101,065
16,292	Qatar Fuel QSC	62,720
112,489	Qatar Gas Transport Co., Ltd.	134,580
37,060	Qatar International Islamic Bank QSC	111,970
56,485	Qatar Islamic Bank QPSC	351,801
147,195	Qatar National Bank QPSC	716,990

	Total Qatar	2,054,393

Russia - 0.0%@
64,081	Alrosa PJSC*(c)#	641
24,130	Mobile TeleSystems PJSC*(c)#	241
39,065	Moscow Exchange MICEX-RTS PJSC*(c)#	391
1,593	Ozon Holdings PLC, ADR*(c)#	–
19	PhosAgro PJSC, Class Registered Shares, GDR*(c)#	–
8,690	Polyus PJSC*(c)#	87
28,885	Rosneft Oil Co. PJSC*(c)#	289
891,342	Sberbank of Russia PJSC, (Cost - $1,699,436, acquired 8/10/15)*(c)(f)#	8,914
5,523	Severstal PAO*(c)#	55
2,925	T-Tekhnologii MKPAO, Class Registered Shares, GDR*(c)#	–
88,972	United Co. RUSAL International PJSC*(c)#	13
2,330	VK IPJSC, GDR*(c)#	–
12,017	VTB Bank PJSC*(c)#	2

	Total Russia	10,633

Saudi Arabia - 2.0%
4,886	ACWA Power Co.*	241,895
8,788	Ades Holding Co.	46,150
343,638	Al Rajhi Bank	6,104,046
48,313	Alinma Bank	309,163
15,945	Almarai Co. JSC	197,352
30,028	Arab National Bank	169,793
773	Arabian Internet & Communications Services Co.	44,423
23,426	Bank AlBilad	152,277
18,653	Bank Al-Jazira	56,927
39,044	Banque Saudi Fransi	199,371
3,168	Bupa Arabia for Cooperative Insurance Co.	145,303
16,323	Co. for Cooperative Insurance (The)*	602,989

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.0% - (continued)
15,526	Dar Al Arkan Real Estate Development Co.*	$70,173
40,443	Dr Sulaiman Al Habib Medical Services Group Co.	2,355,266
765	Elm Co.	143,023
120,926	Etihad Etisalat Co.	2,053,230
17,803	Jabal Omar Development Co.*	72,744
15,972	Jarir Marketing Co.	67,153
3,017	Makkah Construction & Development Co.*	72,187
3,443	Mouwasat Medical Services Co.	60,985
62,470	Riyad Bank	336,416
7,435	SABIC Agri-Nutrients Co.	275,270
1,528	SAL Saudi Logistics Services	69,801
45,421	Saudi Arabian Mining Co.*	763,640
199,144	Saudi Arabian Oil Co.(a)	1,471,225
32,091	Saudi Awwal Bank	291,756
28,685	Saudi Basic Industries Corp.	437,066
25,347	Saudi Energy Co.	113,987
18,780	Saudi Investment Bank (The)	67,243
159,828	Saudi National Bank (The)	1,684,931
1,501	Saudi Tadawul Group Holding Co.	55,554
66,885	Saudi Telecom Co.	785,948
8,700	Yanbu National Petrochemical Co.	78,337

	Total Saudi Arabia	19,595,624

Singapore - 0.5%
8,500	BOC Aviation Ltd.(a)	83,245
170,000	Grab Holdings Ltd., Class A Shares*	601,800
10,000	Sea Ltd., ADR*	905,300
20,514	Trip.com Group Ltd.*	968,528
49,995	Trip.com Group Ltd., ADR*	2,371,263

	Total Singapore	4,930,136

South Africa - 3.2%
28,406	Absa Group Ltd.	414,513
10,738	Bid Corp., Ltd.	269,334
132,590	Bidvest Group Ltd.	1,915,819
23,268	Capitec Bank Holdings Ltd.	6,385,883
100,164	Clicks Group Ltd.	1,447,884
18,414	Discovery Ltd.	315,774
324,550	FirstRand Ltd.	1,844,237
118,534	Gold Fields Ltd.	4,654,889
18,267	Harmony Gold Mining Co., Ltd.	331,122
28,825	Impala Platinum Holdings Ltd.	408,052
28,060	Kumba Iron Ore Ltd.	559,498
948,240	Life Healthcare Group Holdings Ltd.	625,471
58,441	MTN Group Ltd.	780,982
25,745	Naspers Ltd., Class N Shares	1,341,752
121,064	Nedbank Group Ltd.	1,934,978
11,477	Northam Platinum Holdings Ltd.	221,515
32,157	OUTsurance Group Ltd.	140,235
381,835	Pepkor Holdings Ltd.(a)	510,023
17,630	Remgro Ltd.	206,689
298,625	Sanlam Ltd.	1,578,885
17,899	Sasol Ltd.*	222,839
15,078	Shoprite Holdings Ltd.	264,954
90,218	Sibanye Stillwater Ltd.	269,347
122,904	Standard Bank Group Ltd.	2,377,388
8,898	Valterra Platinum Ltd.	734,768
179,957	Vodacom Group Ltd.	1,686,368

	Total South Africa	31,443,199

South Korea - 21.2%
1,279	Alteogen Inc.	312,678
963	Amorepacific Corp.	73,447
793	APR Corp.	207,770

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 21.2% - (continued)
5,084	Celltrion Inc.*	$650,605
5,848	Coway Co., Ltd.	348,724
1,381	DB Insurance Co., Ltd.	130,969
229	Doosan Co., Ltd.	298,915
23,792	Doosan Enerbility Co., Ltd.*	1,667,628
1,673	Ecopro BM Co., Ltd.	241,024
3,134	Ecopro Co., Ltd.*	289,304
9,359	Hana Financial Group Inc.	714,462
699	Hanjin Kal Corp.	51,070
2,739	Hankook Tire & Technology Co., Ltd.	121,352
1,394	Hanmi Semiconductor Co., Ltd.	260,126
1,106	Hanwha Aerospace Co., Ltd.	860,276
4,395	Hanwha Ocean Co., Ltd.*	359,562
2,327	Hanwha Systems Co., Ltd.	161,909
1,385	HD Hyundai Co., Ltd.	254,702
8,685	HD Hyundai Electric Co., Ltd.	6,055,713
1,272	HD Hyundai Heavy Industries Co., Ltd.	587,369
500	HD Hyundai Marine Solution Co., Ltd.	74,332
1,362	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	382,267
3,423	HLB Inc.*	115,220
8,366	HMM Co., Ltd.	108,495
752	HYBE Co., Ltd.	109,579
191	Hyosung Heavy Industries Corp.	465,997
2,541	Hyundai Engineering & Construction Co., Ltd.	247,983
1,125	Hyundai Glovis Co., Ltd.	181,032
4,139	Hyundai Mobis Co., Ltd.	2,109,227
4,348	Hyundai Motor Co.	2,087,001
2,435	Hyundai Rotem Co., Ltd.	323,698
9,580	Industrial Bank of Korea	128,233
10,950	Kakao Corp.	304,775
5,216	KakaoBank Corp.	77,508
32,356	KB Financial Group Inc.	3,234,004
5,000	KB Financial Group Inc., ADR	507,200
23,522	Kia Corp.	2,640,759
2,330	Korea Aerospace Industries Ltd.	260,130
8,184	Korea Electric Power Corp.	211,259
1,397	Korea Investment Holdings Co., Ltd.	219,600
6,819	Korean Air Lines Co., Ltd.	120,988
952	Krafton Inc.*	162,585
22,275	KT Corp.	779,981
18,065	KT&G Corp.	2,212,427
1,575	LG Chem Ltd.	383,599
3,153	LG Corp.	306,331
12,064	LG Display Co., Ltd.*	128,385
3,304	LG Electronics Inc.	642,346
1,492	LG Energy Solution Ltd.*	452,790
5,863	LG Uplus Corp.	62,691
407	LIG Defense&Aerospace Co., Ltd.	215,942
2,475	LS Electric Co., Ltd.	395,810
2,795	Meritz Financial Group Inc.*	190,756
6,652	Mirae Asset Securities Co., Ltd.	270,398
4,499	NAVER Corp.	698,472
5,554	NH Investment & Securities Co., Ltd.	111,102
1,199	POSCO Future M Co., Ltd.	195,314
2,322	POSCO Holdings Inc.	652,671
2,038	Posco International Corp.	86,229
889	Samsung Biologics Co., Ltd.*(a)	803,818
2,709	Samsung C&T Corp.	775,908
1,786	Samsung Electro-Mechanics Co., Ltd.	2,535,763
330,452	Samsung Electronics Co., Ltd.	69,557,925
255	Samsung Episholdings Co., Ltd.*	81,744

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 21.2% - (continued)
953	Samsung Fire & Marine Insurance Co., Ltd.	$359,333
162,628	Samsung Heavy Industries Co., Ltd.*	3,016,499
2,656	Samsung Life Insurance Co., Ltd.	683,370
1,983	Samsung SDI Co., Ltd.*	903,754
1,283	Samsung SDS Co., Ltd.	254,178
128	Samyang Foods Co., Ltd.	102,301
161,947	Shinhan Financial Group Co., Ltd.	10,045,265
946	SK Biopharmaceuticals Co., Ltd.*	56,290
48,991	SK hynix Inc.	76,363,933
1,234	SK Inc.	552,187
2,022	SK Innovation Co., Ltd.*	159,429
8,012	SK Square Co., Ltd.*	6,536,947
3,355	SK Telecom Co., Ltd.	223,518
1,576	S-Oil Corp.	112,026
21,057	Woori Financial Group Inc.	414,441
1,615	Yuhan Corp.	90,969

	Total South Korea	209,134,319

Switzerland - 0.1%
60,725	Allwyn AG	890,397

Taiwan - 24.5%
53,443	Accton Technology Corp.	4,142,152
16,753	Advantech Co., Ltd.	264,148
4,139	Airtac International Group	184,095
3,000	Alchip Technologies Ltd.	416,261
222,498	ASE Technology Holding Co., Ltd.	4,264,849
78,000	Asia Cement Corp.	84,376
11,000	Asia Vital Components Co., Ltd.	935,076
1,000	ASPEED Technology Inc.	601,334
23,000	Asustek Computer Inc.	556,375
6,000	Bizlink Holding Inc.	399,038
31,000	Caliway Biopharmaceuticals Co., Ltd.*	99,331
15,000	Catcher Technology Co., Ltd.	97,316
303,550	Cathay Financial Holding Co., Ltd.	825,930
47,988	Chailease Holding Co., Ltd.	164,308
237,361	Chang Hwa Commercial Bank Ltd.	152,775
71,000	China Airlines Ltd.	43,020
459,000	China Steel Corp.	278,814
77,000	Chroma ATE Inc.	6,190,843
122,000	Chunghwa Telecom Co., Ltd.	531,988
117,000	Compal Electronics Inc.	137,139
531,880	CTBC Financial Holding Co., Ltd.	1,021,132
227,423	Delta Electronics Inc.	17,448,016
32,000	E Ink Holdings Inc.	224,467
464,228	E.Sun Financial Holding Co., Ltd.	457,551
31,224	Elite Material Co., Ltd.	5,100,326
2,000	eMemory Technology Inc.	214,290
80,000	Eva Airways Corp.	91,437
34,791	Evergreen Marine Corp. Taiwan Ltd.	235,954
89,000	Far Eastern New Century Corp.	72,705
53,000	Far EasTone Telecommunications Co., Ltd.	159,658
366,674	First Financial Holding Co., Ltd.	320,065
116,000	Formosa Chemicals & Fibre Corp.	184,196
130,000	Formosa Plastics Corp.	196,344
5,830	Fortune Electric Co., Ltd.	162,459
268,100	Fubon Financial Holding Co., Ltd.	937,303
15,000	Gigabyte Technology Co., Ltd.	177,032
3,000	Global Unichip Corp.	449,091
10,000	Globalwafers Co., Ltd.	319,614
11,000	Gold Circuit Electronics Ltd.	463,156
409,480	Hon Hai Precision Industry Co., Ltd.	3,776,508
3,000	Hon Precision Inc.	779,053

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 24.5% - (continued)
9,140	Hotai Motor Co., Ltd.	$140,361
287,872	Hua Nan Financial Holdings Co., Ltd.	278,890
245,164	Innolux Corp.*	394,680
8,000	International Games System Co., Ltd.	191,573
72,000	Inventec Corp.	159,608
3,000	Jentech Precision Industrial Co., Ltd.	335,364
509,033	KGI Financial Holding Co., Ltd.	362,969
2,000	King Slide Works Co., Ltd.	324,169
37,000	King Yuan Electronics Co., Ltd.	382,648
3,541	Largan Precision Co., Ltd.	396,613
58,264	Lite-On Technology Corp., ADR	430,421
3,000	Lotes Co., Ltd.	253,532
137,384	MediaTek Inc.	18,617,022
377,889	Mega Financial Holding Co., Ltd.	480,826
376,434	Minth Group Ltd.	1,815,668
164,000	Nan Ya Plastics Corp.	506,470
122,000	Novatek Microelectronics Corp.	1,843,739
59,000	Pegatron Corp.	166,505
10,768	PharmaEssentia Corp.	317,657
20,539	President Chain Store Corp.	139,848
620,558	Quanta Computer Inc.	6,686,050
90,000	Realtek Semiconductor Corp.	1,656,017
114,598	Shanghai Commercial & Savings Bank Ltd. (The)	144,934
392,538	SinoPac Financial Holdings Co., Ltd.	374,022
258,560	Taiwan Business Bank	133,551
350,274	Taiwan Cooperative Financial Holding Co., Ltd.	254,635
56,000	Taiwan High Speed Rail Corp.	44,287
56,000	Taiwan Mobile Co., Ltd.	198,794
1,685,658	Taiwan Semiconductor Manufacturing Co., Ltd.	126,550,498
27,491	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,503,609
243,668	TCC Group Holdings Co., Ltd.	188,634
38,000	Teco Electric and Machinery Co., Ltd.	90,033
673,455	TS Financial Holding Co., Ltd.	499,437
60,834	Unimicron Technology Corp.	2,010,821
176,000	Uni-President Enterprises Corp.	402,059
360,000	United Microelectronics Corp.	1,600,262
32,013	Vanguard International Semiconductor Corp.	169,155
19,630	Wan Hai Lines Ltd.	51,258
92,000	Wistron Corp.	463,434
30,000	Wiwynn Corp.	5,186,834
52,580	Yageo Corp.	1,220,969
69,000	Yang Ming Marine Transport Corp.	115,787
340,292	Yuanta Financial Holding Co., Ltd.	643,074
23,000	Zhen Ding Technology Holding Ltd.	379,190

	Total Taiwan	241,265,432

Thailand - 0.6%
35,100	Advanced Info Service PCL, NVDR	380,227
133,500	Airports of Thailand PCL, NVDR	225,940
400,300	Bangkok Dusit Medical Services PCL, NVDR	224,003
20,900	Bumrungrad Hospital PCL, NVDR	114,992
60,900	Central Pattana PCL, NVDR	120,425
118,200	Charoen Pokphand Foods PCL, NVDR	68,900
180,200	CP ALL PCL, NVDR	261,843
99,400	Delta Electronics Thailand PCL, NVDR	1,073,969
129,100	Gulf Development PCL, NVDR	245,363
168,200	Kasikornbank PCL	1,038,974
24,800	Kasikornbank PCL, NVDR	153,161
134,400	Krung Thai Bank PCL, NVDR	143,314
91,300	Minor International PCL, NVDR	63,191
74,800	PTT Exploration & Production PCL	325,267
59,600	PTT Exploration & Production PCL, NVDR	259,278

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 0.6% - (continued)
370,300	PTT PCL, NVDR	$412,500
40,200	SCB X PCL, NVDR	166,010
23,000	Siam Cement PCL (The), NVDR	160,030
643,500	TMBThanachart Bank PCL, NVDR	45,040
362,821	True Corp. PCL, NVDR	153,555

	Total Thailand	5,635,982

Turkey - 0.4%
96,369	Akbank TAS	133,055
44,753	Aselsan Elektronik Sanayi Ve Ticaret AS	370,821
179,504	BIM Birlesik Magazalar AS	1,450,840
69,832	Eregli Demir ve Celik Fabrikalari TAS	59,912
17,990	Ford Otomotiv Sanayi AS	32,765
25,546	Haci Ömer Sabanci Holding AS	50,782
19,638	KOC Holding AS	80,387
103,000	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,010,400
13,822	Turk Hava Yollari AO	89,395
31,232	Turkcell Iletisim Hizmetleri AS.	68,334
204,992	Turkiye Is Bankasi AS, Class C Shares	58,170
26,836	Turkiye Petrol Rafinerileri AS	134,648
81,036	Yapi ve Kredi Bankasi AS*	57,960

	Total Turkey	3,597,469

United Arab Emirates - 0.6%
246,177	Abu Dhabi Commercial Bank PJSC	921,949
46,577	Abu Dhabi Islamic Bank PJSC	260,181
124,060	Abu Dhabi National Oil Co. for Distribution PJSC	132,907
596,553	ADNOC Drilling Co. PJSC	969,469
191,588	Adnoc Gas PLC	179,191
58,953	ADNOC Logistics & Services	96,271
79,167	Air Arabia PJSC	105,536
124,455	Aldar Properties PJSC	265,415
379,000	Channel Vas Investments Ltd.*	406,985
238,437	Dubai Electricity & Water Authority PJSC	169,832
99,099	Dubai Islamic Bank PJSC	200,270
28,338	Emaar Development PJSC	110,270
211,287	Emaar Properties PJSC	683,574
64,725	Emirates NBD Bank PJSC	488,726
117,688	Emirates Telecommunications Group Co. PJSC	578,798
148,034	First Abu Dhabi Bank PJSC	678,878
57,729	Salik Co. PJSC	83,663

	Total United Arab Emirates	6,331,915

United Kingdom - 0.4%
436,000	Helios Towers PLC*	1,377,108
10,000	Lion Finance Group PLC	1,496,171
13,977	Unilever PLC	791,811

	Total United Kingdom	3,665,090

United States - 0.6%
16,443	Anglogold Ashanti PLC	1,571,045
3,100	BeOne Medicines Ltd., ADR*	892,552
28,962	BeOne Medicines Ltd., Class H Shares*	639,851
8,296	EPAM Systems Inc.*	850,008
2,342	Legend Biotech Corp., ADR*	63,609
17,669	SLB Ltd.	963,844
3,376	Southern Copper Corp.	645,829

	Total United States	5,626,738

Uruguay - 0.2%
80,299	Arcos Dorados Holdings Inc., Class A Shares	698,601
949	MercadoLibre Inc.*	1,609,172

	Total Uruguay	2,307,773

Uzbekistan - 0.0%@
5,500	National Investment Fund of the Republic of Uzbekistan JSC, GDR*(a)(e)	163,350

	TOTAL COMMON STOCKS (Cost - $543,579,897)	946,640,177

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
PREFERRED STOCKS - 2.0%
Brazil - 0.6%
168,548	Banco Bradesco SA, Class Preferred Shares	$591,555
48,798	Cia Energetica de Minas Gerais, Class Preferred Shares	104,115
46,429	Gerdau SA, Class Preferred Shares	209,629
335,342	Itau Unibanco Holding SA, Class Preferred Shares	2,662,442
188,484	Itausa SA, Class Preferred Shares	482,875
153,315	Petroleo Brasileiro SA - Petrobras, Class Preferred Shares	1,276,827
26,031	Telefonica Brasil SA, Class Preferred Shares	174,567

	Total Brazil	5,502,010

Chile - 0.0%@
4,731	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	405,150

Colombia - 0.0%@
14,341	Grupo Cibest SA	241,598

Mexico - 0.1%
483,029	Cemex SAB de CV, Class Preferred Shares	634,327

South Korea - 1.3%
1,142	Hyundai Motor Co., Class Preferred 2nd Shares	205,493
797	Hyundai Motor Co., Class Preferred Shares	144,451
89,768	Samsung Electronics Co., Ltd., Class Preferred Shares	12,016,965

	Total South Korea	12,366,909

	TOTAL PREFERRED STOCKS (Cost - $8,515,382)	19,149,994

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $552,095,279)	965,790,171

Face Amount†
SHORT-TERM INVESTMENTS(g) - 2.3%
MONEY MARKET FUND - 0.3%
$ 2,499,107		Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(h) (Cost - $2,499,107)	2,499,107

TIME DEPOSITS - 2.0%
159,333	HKD	ANZ National Bank - Hong Kong, 0.810% due 6/1/26	20,331
464,314		ANZ National Bank - London, 2.970% due 6/1/26	464,314
		Citibank - London:
72,328	EUR	0.860% due 6/1/26	84,364
241	GBP	2.670% due 6/1/26	324
7,088,579		Citibank - New York, 2.970% due 6/1/26	7,088,579
29	EUR	Deutsche Bank AG - Frankfurt, 0.860% due 6/1/26	34
3,307,649		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	3,307,649
1,757,686		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	1,757,686
3,320,534	ZAR	Standard Chartered Bank - Johannesburg, 4.020% due 6/1/26	204,696
7,193,776		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	7,193,776

		TOTAL TIME DEPOSITS (Cost - $20,121,753)	20,121,753

		TOTAL SHORT-TERM INVESTMENTS (Cost - $22,620,860)	22,620,860

		TOTAL INVESTMENTS - 100.4% (Cost - $574,716,139)	988,411,031

		Liabilities in Excess of Other Assets - (0.4)%	(3,644,246)

		TOTAL NET ASSETS - 100.0%	$984,766,785

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $23,095,263 and represents 2.3% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security.
(d)	All or a portion of this security is on loan (see Note 1).
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2026, amounts to $8,914 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.0%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2026, the Fund held Level 3 securities with a value of $242,795, representing less than 0.05% of net assets.

At May 31, 2026, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 574,716,139	$ 468,035,354	$ (54,340,462)	$ 413,694,892

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	25.2%
Technology Hardware, Storage & Peripherals	10.7
Electronic Equipment, Instruments & Components	4.6
Other	1.5
Financials	18.2
Consumer Discretionary	8.5
Industrials	7.9
Communication Services	6.1
Materials	4.3
Energy	3.3
Consumer Staples	3.0
Health Care	2.6
Utilities	1.1
Real Estate	1.0
Short-Term Investments	2.0

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2026, Emerging Markets Equity Fund had open forward foreign currency contract as described below.

The unrealized appreciation (depreciation) on the open contract was as follows:

Foreign Currency	Local Currency	In Exchange For	Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Egyptian Pound	3,362	USD 64	BBH	$64	6/2/26	$–	†

†	The value is less than $0.50.

Currency abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviation used in this schedule:

BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3%
Advertising - 0.0%@
$ 235,000	B	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(a)	$243,129
		Lamar Media Corp., Company Guaranteed Notes:
190,000	BB	4.000% due 2/15/30	182,573
20,000	BB	5.375% due 11/1/33(a)	19,715
165,000	BB+	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(a)	172,713
150,000	BB-	Stagwell Global LLC, Company Guaranteed Notes, 5.625% due 8/15/29(a)	146,067

		Total Advertising	764,197

Aerospace/Defense - 0.3%
150,000	BB	ATI Inc., Senior Unsecured Notes, 5.875% due 12/1/27	150,706
		Boeing Co. (The), Senior Unsecured Notes:
50,000	BBB-	6.298% due 5/1/29	52,286
100,000	BBB-	5.150% due 5/1/30	101,598
50,000	BBB-	3.625% due 2/1/31	47,679
100,000	BBB-	3.600% due 5/1/34	90,243
50,000	BBB-	6.528% due 5/1/34	54,580
25,000	BBB-	3.500% due 3/1/39	20,332
100,000	BBB-	5.805% due 5/1/50	98,917
100,000	BBB-	3.950% due 8/1/59	71,618
101,000	BBB-	5.930% due 5/1/60	99,781
		General Dynamics Corp., Company Guaranteed Notes:
25,000	A	2.850% due 6/1/41	18,586
25,000	A	4.250% due 4/1/50	21,075
50,000	A-	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	53,241
		Honeywell Aerospace Inc., Company Guaranteed Notes:
50,000	BBB+	4.000% due 3/16/29(a)	49,404
320,000	BBB+	4.300% due 3/16/31(a)	315,228
720,000	BBB+	4.950% due 3/16/36(a)	711,974
85,000	BBB+	5.732% due 3/16/56(a)	84,968
200,000	BBB+	Howmet Aerospace Inc., Senior Unsecured Notes, 4.750% due 4/15/36	194,854
		L3Harris Technologies Inc., Senior Unsecured Notes:
261,000	BBB	4.400% due 6/15/28	260,634
50,000	BBB	5.600% due 7/31/53	48,937
		Lockheed Martin Corp., Senior Unsecured Notes:
50,000	A-	5.000% due 8/15/35	50,338
50,000	A-	4.070% due 12/15/42	42,383
50,000	A-	3.800% due 3/1/45	39,762
50,000	A-	4.700% due 5/15/46	44,441
25,000	A-	2.800% due 6/15/50	15,832
50,000	A-	4.090% due 9/15/52	39,307
24,000	A-	4.150% due 6/15/53	19,037
25,000	A-	5.700% due 11/15/54	25,124
50,000	A-	5.200% due 2/15/55	46,825
		Northrop Grumman Corp., Senior Unsecured Notes:
600,000	BBB+	3.250% due 1/15/28	590,316
334,000	BBB+	4.700% due 3/15/33	332,271
64,000	BBB+	4.750% due 6/1/43	58,446
51,000	BBB+	4.030% due 10/15/47	40,547
280,000	BBB+	5.250% due 5/1/50	262,311
		RTX Corp., Senior Unsecured Notes:
100,000	BBB+	4.125% due 11/16/28	99,332

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Aerospace/Defense - 0.3% - (continued)
$ 140,000	BBB+	5.750% due 1/15/29	$144,697
116,000	BBB+	2.375% due 3/15/32	102,481
164,000	BBB+	6.100% due 3/15/34	176,189
25,000	BBB+	6.125% due 7/15/38	26,956
25,000	BBB+	4.450% due 11/16/38	23,174
430,000	BBB+	4.500% due 6/1/42	384,108
76,000	BBB+	3.750% due 11/1/46	58,219
177,000	BBB+	2.820% due 9/1/51	109,629
100,000	BBB+	5.375% due 2/27/53	95,021
		TransDigm Inc., Senior Secured Notes:
355,000	BB-	7.125% due 12/1/31(a)	369,046
10,000	BB-	6.625% due 3/1/32(a)	10,293

		Total Aerospace/Defense	5,752,726

Agriculture - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB+	6.200% due 11/1/28	217,978
300,000	BBB+	4.800% due 2/14/29	301,925
1,290,000	BBB+	2.450% due 2/4/32	1,136,073
669,000	BBB+	6.875% due 11/1/33	744,004
50,000	BBB+	5.800% due 2/14/39	50,612
320,000	BBB+	5.950% due 2/14/49	315,031
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	23,906
		BAT Capital Corp., Company Guaranteed Notes:
224,000	BBB+	3.557% due 8/15/27	222,011
148,000	BBB+	2.259% due 3/25/28	142,417
105,000	BBB+	5.834% due 2/20/31	109,640
90,000	BBB+	6.000% due 2/20/34	95,139
50,000	BBB+	4.390% due 8/15/37	45,710
430,000	BBB+	4.540% due 8/15/47	354,092
368,000	BBB+	4.758% due 9/6/49	309,930
183,000	BBB+	7.081% due 8/2/53	206,416
		BAT International Finance PLC, Company Guaranteed Notes:
110,000	BBB+	4.448% due 3/16/28	110,064
50,000	BBB+	5.931% due 2/2/29	51,726
700,000	A-	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 3.200% due 4/21/31	653,871
150,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	150,021
690,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.875% due 7/1/34(a)	712,130
		Philip Morris International Inc., Senior Unsecured Notes:
234,000	A-	5.125% due 11/17/27	236,739
180,000	A-	4.875% due 2/13/29	181,916
210,000	A-	2.100% due 5/1/30	191,651
40,000	A-	5.125% due 2/13/31	40,875
50,000	A-	5.375% due 2/15/33	51,504
25,000	A-	5.625% due 9/7/33	26,104
690,000	A-	5.250% due 2/13/34	702,523
25,000	A-	6.375% due 5/16/38	27,404
25,000	A-	3.875% due 8/21/42	20,405
25,000	A-	4.125% due 3/4/43	21,016
25,000	A-	4.250% due 11/10/44	20,970
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	25,778
89,000	BBB+	5.850% due 8/15/45	87,552

		Total Agriculture	7,587,133

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Airlines - 0.3%
$ 576,680	A-	American Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 3.375% due 5/1/27	$568,885
470,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	469,965
1,400,021	AA	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	1,329,984
335,567	AA	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	325,016
2,079,167	A3(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	2,081,150
105,000	B+	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	96,719
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
39,737	Aa2(b)	4.150% due 8/25/31	38,714
46,987	AA	5.450% due 2/15/37	48,237
195,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	191,961

		Total Airlines	5,150,631

Apparel - 0.0%@
425,000	BBB-	Gildan Activewear Inc., Company Guaranteed Notes, 5.400% due 10/7/35(a)	417,403
		NIKE Inc., Senior Unsecured Notes:
25,000	A+	3.250% due 3/27/40	19,897
25,000	A+	3.875% due 11/1/45	19,896
50,000	A+	3.375% due 3/27/50	35,403

		Total Apparel	492,599

Auto Manufacturers - 0.7%
200,000	Ba2(b)	Allison Transmission Inc., Company Guaranteed Notes, 5.875% due 6/1/29(a)	202,064
		American Honda Finance Corp., Senior Unsecured Notes:
100,000	BBB+	4.800% due 3/5/30	99,991
50,000	BBB+	4.450% due 1/8/31	49,118
50,000	BBB+	5.100% due 1/8/36	49,243
		Cummins Inc., Senior Unsecured Notes:
50,000	A	5.300% due 5/9/35	51,088
25,000	A	2.600% due 9/1/50	15,127
		Ford Motor Co., Senior Unsecured Notes:
50,000	BBB-	4.750% due 1/15/43	39,831
50,000	BBB-	5.291% due 12/8/46	41,859
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
890,000	BBB-	5.125% due 11/5/26	892,378
460,000	BBB-	2.900% due 2/16/28	444,700
200,000	BBB-	6.800% due 5/12/28	206,197
220,000	BBB-	2.900% due 2/10/29	207,659
200,000	BBB-	5.800% due 3/8/29	202,915
200,000	BBB-	5.875% due 11/7/29	203,050
1,210,000	BBB-	4.000% due 11/13/30	1,142,970
200,000	BBB-	5.420% due 4/9/31	199,190
648,000	BBB-	5.753% due 4/6/33	646,274
230,000	BBB-	7.122% due 11/7/33	246,735
620,000	BBB-	6.467% due 5/22/36	635,463
		General Motors Co., Senior Unsecured Notes:
50,000	BBB	5.600% due 10/15/32	51,429
50,000	BBB	6.600% due 4/1/36	53,769
50,000	BBB	5.150% due 4/1/38	47,634
260,000	BBB	6.250% due 10/2/43	262,089
25,000	BBB	5.200% due 4/1/45	22,226
25,000	BBB	6.750% due 4/1/46	26,455
25,000	BBB	5.400% due 4/1/48	22,484
		General Motors Financial Co., Inc., Senior Unsecured Notes:
250,000	BBB	5.800% due 6/23/28	255,559
100,000	BBB	4.750% due 4/6/29	100,220

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Auto Manufacturers - 0.7% - (continued)
$ 100,000		BBB	5.350% due 1/7/30	$101,936
100,000		BBB	3.600% due 6/21/30	95,598
50,000		BBB	5.950% due 4/4/34	51,902
50,000		BBB	5.900% due 1/7/35	51,604
50,000		BBB	6.150% due 7/15/35	52,240
			Honda Motor Co., Ltd., Senior Unsecured Notes:
100,000		BBB+	4.688% due 7/8/30	99,524
50,000		BBB+	5.337% due 7/8/35	50,187
			Hyundai Capital America, Senior Unsecured Notes:
700,000		A-	5.650% due 6/26/26(a)(c)	700,700
305,000		A-	5.300% due 3/19/27(a)	307,347
965,000		A-	5.800% due 4/1/30(a)	995,768
965,000		A-	4.500% due 9/18/30(a)	950,523
740,000		A-	5.400% due 6/23/32(a)	755,038
50,000		A+	PACCAR Financial Corp., Senior Unsecured Notes, 4.600% due 1/31/29	50,639
500,000	EUR	BBB-	RCI Banque SA, Senior Unsecured Notes, (Cost - $575,755, acquired 1/13/26), 3.625% due 11/3/32(d)	572,769
			Stellantis Financial Services US Corp., Senior Unsecured Notes:
210,000		BBB-	5.400% due 6/15/29(a)	210,488
200,000		BBB-	5.800% due 6/15/31(a)	200,333
			Toyota Motor Credit Corp., Senior Unsecured Notes:
150,000		A+	3.750% due 1/12/28	149,156
150,000		A+	2.150% due 2/13/30	138,133
100,000		A+	5.550% due 11/20/30	104,038
100,000		A+	5.350% due 1/9/35	102,595
			Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
260,000		BBB+	4.750% due 11/13/28(a)	259,805
580,000		BBB+	5.350% due 3/27/30(a)	588,223

			Total Auto Manufacturers	13,006,263

Auto Parts & Equipment - 0.1%
			Adient Global Holdings Ltd.:
430,000		BB	Company Guaranteed Notes, 7.500% due 2/15/33(a)	446,222
215,000		BBB-	Senior Secured Notes, 7.000% due 4/15/28(a)	218,762
			Aptiv Swiss Holdings Ltd., Company Guaranteed Notes:
25,000		BBB	3.100% due 12/1/51	15,397
25,000		BBB	4.150% due 5/1/52	18,588
120,000		BB-	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 2/15/30(a)	124,115
155,000		B-	Cooper-Standard Automotive Inc., Senior Secured Notes, 9.250% due 3/1/31(a)	156,861
250,000		B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.000% due 7/15/29	238,910
			Qnity Electronics Inc.:
70,000		BB	Company Guaranteed Notes, 6.250% due 8/15/33(a)	71,470
190,000		BB+	Senior Secured Notes, 5.750% due 8/15/32(a)	191,477

			Total Auto Parts & Equipment	1,481,802

Banks - 7.6%
600,000	EUR	Ba1u(b)	ABN AMRO Bank NV, Junior Subordinated Notes, (Cost - $619,344, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(d)(e)(f)	704,670
800,000		A+	Banco Bilbao Vizcaya Argentaria SA, Senior Preferred Notes, 5.381% due 3/13/29	818,450
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(e)(f)	992,585
720,000		Ba1(b)	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)(e)	717,576
			Banco Santander SA:
			Senior Non-Preferred Notes:
400,000		A-	4.551% due 11/6/30	393,832
200,000		A-	5.127% due 11/6/35	196,186
			Senior Preferred Notes:
800,000		A+	5.588% due 8/8/28	817,428

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Banks - 7.6% - (continued)
$ 800,000	A+	5.439% due 7/15/31	$822,164
200,000	A+	6.938% due 11/7/33	224,296
		Bank of America Corp.:
		Junior Subordinated Notes:
420,000	BBB-	6.250% (5-Year CMT Index + 2.351%)(e)(f)	426,812
976,000	BBB-	6.625% (5-Year CMT Index + 2.684%)(e)(f)	1,009,426
		Senior Unsecured Notes:
130,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(e)	129,954
150,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(e)	148,701
100,000	A-	4.948% (SOFR + 2.040%) due 7/22/28(e)	100,629
100,000	A-	6.204% (SOFR + 1.990%) due 11/10/28(e)	102,473
535,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(e)	526,646
3,850,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(e)	3,814,892
200,000	A-	5.202% (SOFR + 1.630%) due 4/25/29(e)	202,491
100,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(e)	95,231
100,000	A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(e)	99,392
141,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(e)	144,766
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(e)	648,312
583,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(e)	539,170
705,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(e)	625,557
790,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(e)	717,121
1,380,000	A-	4.695% (SOFR + 1.040%) due 4/23/32(e)	1,372,127
600,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(e)	534,695
752,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(e)	679,897
1,490,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(e)	1,463,556
411,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(e)	430,642
655,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(e)	669,453
200,000	A-	5.511% (SOFR + 1.310%) due 1/24/36(e)	204,767
250,000	A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(e)	228,892
350,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(e)	253,637
360,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(e)	297,613
360,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(e)	284,163
50,000	A-	2.831% (SOFR + 1.880%) due 10/24/51(e)	31,346
		Subordinated Notes:
20,000	BBB+	4.250% due 10/22/26	20,012
100,000	BBB+	4.183% due 11/25/27	99,718
675,000	BBB+	5.425% (SOFR + 1.913%) due 8/15/35(e)	677,709
1,475,000	BBB+	5.518% (SOFR + 1.738%) due 10/25/35(e)	1,485,325
930,000	BBB+	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(e)	811,322
680,000	BBB+	3.846% (5-Year CMT Index + 2.000%) due 3/8/37(e)	633,229
720,000	BBB+	5.489% (SOFR + 1.572%) due 4/23/37(e)	716,338
940,000	A2(b)	Bank of Ireland Group PLC, Senior Unsecured Notes, 4.997% (SOFR + 1.160%) due 11/12/32(a)(e)	939,390
		Bank of Montreal, Senior Unsecured Notes:
100,000	A-	4.439% (SOFR + 0.970%) due 1/14/32(e)	98,521
380,000	A-	4.879% (SOFR + 0.959%) due 6/2/32(e)	380,455
1,140,000	A-	5.298% (SOFR + 1.208%) due 6/2/37(e)	1,141,850
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
250,000	AA-	4.729% (SOFR + 1.135%) due 4/20/29(e)	251,878
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(e)	378,241
50,000	A	4.967% (SOFR + 1.606%) due 4/26/34(e)	50,055
100,000	A	5.188% (SOFR + 1.418%) due 3/14/35(e)	101,407
200,000	A-	Subordinated Notes, 3.000% due 10/30/28	193,568

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Banks - 7.6% - (continued)
			Bank of Nova Scotia (The):
$ 100,000		A-	Senior Unsecured Notes, 5.650% due 2/1/34	$104,377
180,000		BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(e)	173,005
1,500,000		A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 5.194% due 2/16/28(a)	1,518,340
			Barclays PLC, Senior Unsecured Notes:
2,050,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(e)	2,062,285
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(e)	207,601
200,000		BBB+	5.690% (SOFR + 1.740%) due 3/12/30(e)	204,843
400,000		BBB+	4.521% (SOFR + 1.135%) due 2/24/32(e)	391,972
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(e)	179,166
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(e)	210,952
825,000		BBB+	5.207% (SOFR + 1.506%) due 2/24/37(e)	802,664
200,000		BBB+	5.860% (SOFR + 1.830%) due 8/11/46(e)	199,469
600,000	EUR	Ba1(b)	BAWAG Group AG, Junior Subordinated Notes, (Cost - $659,155, acquired 12/9/24), 7.250% (5-Year EURIBOR ICE Swap + 5.052%)(d)(e)(f)	740,657
745,000		Baa1(b)	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Senior Unsecured Notes, 5.400% due 6/3/31(a)	747,235
			BNP Paribas SA:
			Junior Subordinated Notes:
1,370,000		BBB-	6.875% (5-Year CMT Index + 2.853%)(a)(e)(f)	1,361,994
665,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(e)(f)	697,742
			Senior Non-Preferred Notes:
950,000		A-	4.400% due 8/14/28(a)	946,507
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(e)	181,787
600,000		A+	Senior Preferred Notes, 5.894% (SOFR + 1.866%) due 12/5/34(a)(e)	628,607
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(e)	198,037
1,120,000		BBB+	BPCE SA, Senior Non-Preferred Notes, 6.714% (SOFR + 2.270%) due 10/19/29(a)(e)	1,169,680
			CaixaBank SA:
200,000		BBB+	Senior Non-Preferred Notes, 5.581% (SOFR + 1.790%) due 7/3/36(a)(e)	202,167
500,000	EUR	BBB	Subordinated Notes, (Cost - $576,013, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(d)(e)	608,314
1,665,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 4.283% (SOFR + 0.790%) due 1/29/30(e)	1,649,736
			Citigroup Inc.:
			Junior Subordinated Notes:
1,135,000		BB+	6.625% (5-Year CMT Index + 3.001%)(e)(f)	1,153,067
210,000		BB+	6.950% (5-Year CMT Index + 2.726%)(e)(f)	214,640
700,000		BB+	7.125% (5-Year CMT Index + 2.693%)(e)(f)	715,300
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(e)	70,187
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(e)	2,509,693
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(e)	98,258
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(e)	543,851
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(e)	64,383
70,000		BBB+	4.503% (SOFR + 1.171%) due 9/11/31(e)	69,239
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(e)	620,689
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(e)	142,064
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(e)	235,615
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(e)	219,070
1,305,000		BBB+	5.174% (SOFR + 1.488%) due 9/11/36(e)	1,297,476
			Subordinated Notes:
890,000		BBB	4.300% due 11/20/26	890,765
30,000		BBB	6.625% due 6/15/32	32,594
100,000		BBB	6.675% due 9/13/43	108,893
286,000		BBB	5.300% due 5/6/44	268,752
1,945,000		A-	Commonwealth Bank of Australia, Subordinated Notes, 5.929% (1-Year CMT Index + 1.320%) due 3/14/46(a)(e)	1,959,848
270,000		A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(e)	253,970

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Banks - 7.6% - (continued)
			Credit Agricole SA:
600,000	EUR	BBB-	Junior Subordinated Notes, (Cost - $688,624, acquired 3/6/24), 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(d)(e)(f)	$742,457
			Senior Non-Preferred Notes:
$ 1,105,000		A-	5.222% (SOFR + 1.460%) due 5/27/31(a)(e)	1,117,379
1,075,000		A-	4.818% (SOFR + 1.360%) due 9/25/33(a)(e)	1,051,901
490,000		A-	5.862% (SOFR + 1.740%) due 1/9/36(a)(e)	504,659
			Danske Bank AS, Senior Non-Preferred Notes:
1,800,000		A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(e)	1,799,148
1,250,000		A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(e)	1,281,799
310,000		A-	4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(e)	308,325
770,000		AA+	Depository Trust Co. (The), Senior Unsecured Notes, 4.550% due 3/27/31(a)	767,416
			Deutsche Bank AG:
			Senior Non-Preferred Notes:
200,000	EUR	BBB	(Cost - $226,274, acquired 12/4/24), 5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(d)(e)	244,304
150,000		BBB	5.297% (SOFR + 1.720%) due 5/9/31(e)	151,392
150,000		BBB	4.950% (SOFR + 1.300%) due 8/4/31(e)	149,581
150,000		BBB	4.725% (SOFR + 1.135%) due 2/6/32(e)	147,656
1,895,000		A	Senior Preferred Notes, 4.469% (SOFR + 1.100%) due 12/10/31(e)	1,864,193
			Subordinated Notes:
400,000		BBB-	3.742% (SOFR + 2.257%) due 1/7/33(e)	366,254
310,000		BBB-	7.079% (SOFR + 3.650%) due 2/10/34(e)	332,348
			DNB Bank ASA:
2,375,000		A	Senior Non-Preferred Notes, 4.832% (SOFR + 1.130%) due 3/30/32(a)(e)	2,366,300
300,000		AA-	Senior Preferred Notes, 4.853% (SOFR + 1.050%) due 11/5/30(a)(e)	302,361
			Fifth Third Bancorp, Senior Unsecured Notes:
100,000		BBB+	6.339% (SOFR + 2.340%) due 7/27/29(e)	103,524
175,000		BBB+	4.566% (SOFR + 0.950%) due 4/29/32(e)	172,151
			Goldman Sachs Group Inc. (The):
590,000		BB+	Junior Subordinated Notes, 7.500% (5-Year CMT Index + 2.809%)(e)(f)	619,233
			Senior Unsecured Notes:
70,000		BBB+	3.615% (SOFR + 1.846%) due 3/15/28(e)	69,560
791,000		BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(e)	779,869
2,394,000		BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(e)	2,376,803
174,000		BBB+	6.484% (SOFR + 1.770%) due 10/24/29(e)	181,170
1,150,000		BBB+	4.594% (SOFR + 0.990%) due 4/20/30(e)	1,145,908
400,000		BBB+	5.218% (SOFR + 1.580%) due 4/23/31(e)	405,766
1,950,000		BBB+	4.369% (SOFR + 1.060%) due 10/21/31(e)	1,911,657
2,735,000		BBB+	4.516% (SOFR + 0.960%) due 1/21/32(e)	2,692,543
57,000		BBB+	1.992% (SOFR + 1.090%) due 1/27/32(e)	50,168
984,000		BBB+	2.615% (SOFR + 1.281%) due 4/22/32(e)	885,728
670,000		BBB+	4.972% (SOFR + 1.030%) due 6/3/32(e)	671,416
2,075,000		BBB+	2.383% (SOFR + 1.248%) due 7/21/32(e)	1,835,078
288,000		BBB+	2.650% (SOFR + 1.264%) due 10/21/32(e)	256,335
284,000		BBB+	6.561% (SOFR + 1.950%) due 10/24/34(e)	308,680
340,000		BBB+	5.330% (SOFR + 1.550%) due 7/23/35(e)	341,975
430,000		BBB+	4.939% (SOFR + 1.330%) due 10/21/36(e)	417,383
682,000		BBB+	5.065% (SOFR + 1.190%) due 1/21/37(e)	666,909
455,000		BBB+	5.425% (SOFR + 1.310%) due 6/3/37(e)	457,346
50,000		BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(e)	43,883
50,000		BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(e)	45,098
210,000		BBB+	6.250% due 2/1/41	223,249
330,000		BBB+	3.210% (SOFR + 1.513%) due 4/22/42(e)	248,956
10,000		BBB+	2.908% (SOFR + 1.472%) due 7/21/42(e)	7,216

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Banks - 7.6% - (continued)
$ 300,000		BBB+	3.436% (SOFR + 1.632%) due 2/24/43(e)	$230,558
100,000		BBB+	5.734% (SOFR + 1.696%) due 1/28/56(e)	98,609
			Subordinated Notes:
150,000		BBB	6.750% due 10/1/37	163,916
290,000		BBB	5.150% due 5/22/45	264,855
			HSBC Holdings PLC:
			Senior Unsecured Notes:
200,000		A-	6.161% (SOFR + 1.970%) due 3/9/29(e)	205,241
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(e)	199,762
900,000		A-	5.286% (SOFR + 1.290%) due 11/19/30(e)	912,718
2,430,000		A-	5.240% (SOFR + 1.570%) due 5/13/31(e)	2,460,370
495,000		A-	4.619% (SOFR + 1.190%) due 11/6/31(e)	488,864
1,030,000		A-	2.804% (SOFR + 1.187%) due 5/24/32(e)	931,399
400,000		A-	5.402% (SOFR + 2.870%) due 8/11/33(e)	405,963
200,000		A-	6.254% (SOFR + 2.390%) due 3/9/34(e)	212,777
625,000		A-	5.279% (SOFR + 1.550%) due 3/10/37(e)	617,944
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(e)	213,797
			Subordinated Notes:
220,000		BBB+	4.762% (SOFR + 2.530%) due 3/29/33(e)	214,902
200,000		BBB+	6.547% (SOFR + 2.980%) due 6/20/34(e)	212,815
100,000		BBB+	6.500% due 9/15/37	106,537
350,000		BBB-	Intesa Sanpaolo SpA, Subordinated Notes, 4.950% (1-Year CMT Index + 2.750%) due 6/1/42(a)(e)	301,580
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
300,000		A	4.005% (3-Month Term SOFR + 1.382%) due 4/23/29(e)	297,336
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(e)	53,783
782,000		A	5.012% (SOFR + 1.310%) due 1/23/30(e)	789,395
46,000		A	4.565% (SOFR + 1.750%) due 6/14/30(e)	45,932
1,330,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(e)	1,251,575
200,000		A	5.103% (SOFR + 1.435%) due 4/22/31(e)	203,284
595,000		A	4.347% (SOFR + 0.840%) due 1/22/32(e)	584,739
872,000		A	5.350% (SOFR + 1.845%) due 6/1/34(e)	889,187
100,000		A	5.502% (SOFR + 1.315%) due 1/24/36(e)	102,264
400,000		A	5.572% (SOFR + 1.680%) due 4/22/36(e)	411,270
100,000		A	4.898% (SOFR + 1.070%) due 1/22/37(e)	97,380
3,960,000		A	5.148% (SOFR + 1.260%) due 4/23/37(e)	3,933,037
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(e)	44,152
150,000		A	3.109% (SOFR + 2.440%) due 4/22/51(e)	100,076
200,000		A	3.328% (SOFR + 1.580%) due 4/22/52(e)	138,176
400,000		A-	Subordinated Notes, 5.576% (SOFR + 1.635%) due 7/23/36(e)	406,265
600,000	EUR	BBB-	KBC Group NV, Junior Subordinated Notes, (Cost - $705,003, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(d)(e)(f)	755,407
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
200,000		AAA	3.750% due 2/15/28	199,320
200,000		AAA	4.625% due 3/18/30	203,796
200,000		AAA	3.750% due 3/14/31	196,580
			Lloyds Banking Group PLC:
665,000		BBB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(e)(f)	668,907
			Senior Unsecured Notes:
200,000		A-	4.375% due 3/22/28	199,854
200,000		A-	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(e)	197,524
200,000		A-	4.425% (1-Year CMT Index + 0.820%) due 11/4/31(e)	196,681
200,000		A-	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(e)	205,598
244,000		BBB+	M&T Bank Corp., Senior Unsecured Notes, 5.385% (SOFR + 1.610%) due 1/16/36(e)	243,506

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Banks - 7.6% - (continued)
$ 460,000		A-	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 4.847% (1-Year CMT Index + 0.920%) due 4/21/32(e)	$459,414
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(e)	180,750
200,000		A-	5.748% (1-Year CMT Index + 1.900%) due 7/6/34(e)	207,971
200,000		A-	5.422% (1-Year CMT Index + 0.980%) due 5/13/36(e)	202,382
1,815,000		A-	National Australia Bank Ltd., Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(e)	1,643,094
			NatWest Group PLC, Senior Unsecured Notes:
400,000		A-	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(e)	403,585
715,000		A-	5.115% (1-Year CMT Index + 1.050%) due 5/23/31(e)	721,754
			NatWest Markets PLC, Senior Unsecured Notes:
500,000		A	1.600% due 9/29/26(a)	496,103
1,570,000		A	4.654% due 3/27/29(a)	1,572,852
1,255,000		A	4.893% due 3/27/31(a)	1,257,318
150,000		AA+	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 4.000% due 5/28/28	149,900
415,000		BBB-	Pinnacle Financial Partners Inc., Senior Unsecured Notes, 5.596% (SOFR + 1.700%) due 5/19/32(e)	416,984
			PNC Financial Services Group Inc. (The):
			Senior Unsecured Notes:
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(e)	429,471
50,000		A-	2.550% due 1/22/30	46,642
100,000		A-	5.222% (SOFR + 1.072%) due 1/29/31(e)	101,851
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(e)	52,768
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(e)	50,126
200,000		A-	6.875% (SOFR + 2.284%) due 10/20/34(e)	221,128
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(e)	51,604
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(e)	25,354
160,000		A-	5.373% (SOFR + 1.417%) due 7/21/36(e)	161,440
320,000		BBB+	Subordinated Notes, 5.423% (5-Year CMT Index + 1.170%) due 1/25/41(e)	314,259
500,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost - $568,130, acquired 5/30/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(d)(e)	610,695
			Royal Bank of Canada, Senior Unsecured Notes:
100,000		A	4.950% due 2/1/29	101,649
750,000		A	4.400% (SOFR + 0.840%) due 4/17/30(e)	745,750
200,000		A	5.153% (SOFR + 1.030%) due 2/4/31(e)	203,016
100,000		A	5.150% due 2/1/34	102,168
89,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 6.174% (SOFR + 2.500%) due 1/9/30(e)	91,728
950,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.858% (SOFR + 1.554%) due 9/11/30(e)	950,481
			Societe Generale SA, Senior Non-Preferred Notes:
1,080,000		BBB	5.512% (SOFR + 1.650%) due 5/22/31(a)(e)	1,099,899
540,000		BBB	6.066% (1-Year CMT Index + 2.100%) due 1/19/35(a)(e)	559,987
410,000		BBB	5.400% (SOFR + 1.601%) due 4/10/37(a)(e)	401,590
			State Street Corp.:
62,000		BBB	Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(e)(f)	63,784
			Senior Unsecured Notes:
100,000		A	4.530% (SOFR + 1.018%) due 2/20/29(e)	100,295
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(e)	102,966
50,000		A	4.164% (SOFR + 1.726%) due 8/4/33(e)	48,200
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.130% due 7/8/30	180,708
200,000		A-	5.808% due 9/14/33	209,648
200,000		A-	5.570% (SOFR + 1.360%) due 1/15/47(e)	196,508
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
200,000		A-	4.861% due 1/31/28	201,440
100,000		A-	2.000% due 9/10/31	88,558
100,000		A-	5.298% due 1/30/32	102,355

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Banks - 7.6% - (continued)
$ 300,000	A-	4.456% due 6/8/32	$295,454
400,000	A-	4.866% due 4/22/33	397,198
		Truist Financial Corp., Senior Unsecured Notes:
50,000	A-	5.122% (SOFR + 1.852%) due 1/26/34(e)	50,007
25,000	A-	5.867% (SOFR + 2.361%) due 6/8/34(e)	26,050
800,000	A-	5.711% (SOFR + 1.922%) due 1/24/35(e)	824,069
		UBS Group AG:
		Junior Subordinated Notes:
250,000	BBB-	4.875% (5-Year CMT Index + 3.404%)(a)(e)(f)	249,936
960,000	BBB-	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(e)(f)	984,508
		Senior Unsecured Notes:
500,000	A-	4.703% (1-Year CMT Index + 2.050%) due 8/5/27(a)(e)	500,114
1,500,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(e)	1,491,193
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(e)	501,624
1,710,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(e)	1,569,398
200,000	A-	5.010% (SOFR + 1.340%) due 3/23/37(a)(e)	194,811
		US Bancorp, Senior Unsecured Notes:
200,000	A	4.548% (SOFR + 1.660%) due 7/22/28(e)	200,318
100,000	A	5.046% (SOFR + 1.061%) due 2/12/31(e)	101,283
155,000	A	5.083% (SOFR + 1.296%) due 5/15/31(e)	157,128
50,000	A	5.850% (SOFR + 2.090%) due 10/21/33(e)	52,284
50,000	A	4.839% (SOFR + 1.600%) due 2/1/34(e)	49,365
50,000	A	5.836% (SOFR + 2.260%) due 6/12/34(e)	52,151
50,000	A	5.678% (SOFR + 1.860%) due 1/23/35(e)	51,618
		Wells Fargo & Co.:
150,000	BB+	Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.767%)(e)(f)	155,584
		Senior Unsecured Notes:
500,000	BBB+	3.000% due 10/23/26	498,024
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(e)	500,190
490,000	BBB+	4.150% due 1/24/29	486,577
200,000	BBB+	4.970% (SOFR + 1.370%) due 4/23/29(e)	201,497
510,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(e)	519,955
111,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(e)	115,243
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(e)	95,510
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(e)	99,162
733,000	BBB+	5.150% (SOFR + 1.500%) due 4/23/31(e)	743,739
1,730,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(e)	1,592,549
425,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(e)	432,505
863,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(e)	887,309
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(e)	151,653
50,000	BBB+	5.605% (SOFR + 1.740%) due 4/23/36(e)	51,267
731,000	BBB+	4.960% (SOFR + 1.100%) due 1/23/37(e)	713,448
200,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(e)	151,998
50,000	BBB+	3.900% due 5/1/45	39,695
1,340,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(e)	1,201,971
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(e)	168,480
		Westpac Banking Corp.:
50,000	AA-	Senior Unsecured Notes, 2.150% due 6/3/31	44,867
100,000	A-	Subordinated Notes, 2.668% (5-Year CMT Index + 1.750%) due 11/15/35(e)	90,321

		Total Banks	139,194,993

Beverages - 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	121,623

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Beverages - 0.2% - (continued)
$ 100,000	A-	4.900% due 2/1/46	$91,411
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	45,416
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
260,000	A-	3.500% due 6/1/30	251,246
50,000	A-	4.375% due 4/15/38	46,899
50,000	A-	5.450% due 1/23/39	50,988
25,000	A-	4.950% due 1/15/42	23,593
50,000	A-	4.439% due 10/6/48	42,363
210,000	A-	5.550% due 1/23/49	206,845
50,000	A-	4.750% due 4/15/58	43,273
50,000	A-	5.800% due 1/23/59	50,867
1,195,000	BBB-	Becle SAB de CV, Senior Unsecured Notes, 2.500% due 10/14/31(a)	1,024,966
		Coca-Cola Co. (The), Senior Unsecured Notes:
50,000	A+	5.000% due 5/13/34	51,427
50,000	A+	2.500% due 6/1/40	36,721
25,000	A+	2.600% due 6/1/50	15,345
25,000	A+	3.000% due 3/5/51	16,588
50,000	A+	2.500% due 3/15/51	29,739
50,000	A+	5.300% due 5/13/54	48,303
25,000	A+	5.400% due 5/13/64	24,077
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.600% due 2/15/28	98,646
25,000	BBB	5.250% due 11/15/48	22,978
30,000	BBB	Senior Unsecured Notes, 2.250% due 8/1/31	26,524
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
100,000	BBB-	5.200% due 3/15/31	101,329
25,000	BBB-	3.800% due 5/1/50	17,850
25,000	BBB-	3.350% due 3/15/51	16,318
		Maple Parent Holdings Corp., Company Guaranteed Notes:
1,108,000	(P)BBB-	5.700% due 3/26/36(a)	1,119,067
83,000	(P)BBB-	6.625% due 3/26/56(a)	86,528
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	40,019
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	3.000% due 10/15/27	98,740
100,000	A+	4.100% due 1/15/29	99,771
50,000	A+	4.800% due 7/17/34	50,217
25,000	A+	2.625% due 10/21/41	17,937
25,000	A+	4.450% due 4/14/46	21,748
25,000	A+	2.875% due 10/15/49	16,271
25,000	A+	3.625% due 3/19/50	18,568
50,000	A+	2.750% due 10/21/51	31,008
25,000	A+	4.200% due 7/18/52	20,330
25,000	A+	3.875% due 3/19/60	18,583

		Total Beverages	4,144,122

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
171,000	BBB+	5.150% due 3/2/28	173,151
180,000	BBB+	4.050% due 8/18/29	177,856
221,000	BBB+	2.450% due 2/21/30	205,160
426,000	BBB+	4.850% due 2/19/36	417,280
25,000	BBB+	6.375% due 6/1/37	27,322
100,000	BBB+	3.150% due 2/21/40	77,825

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Biotechnology - 0.2% - (continued)
$ 43,000	BBB+	3.375% due 2/21/50	$30,316
50,000	BBB+	4.663% due 6/15/51	42,401
69,000	BBB+	4.200% due 2/22/52	54,035
550,000	BBB+	4.875% due 3/1/53	479,939
50,000	BBB+	5.650% due 3/2/53	48,561
50,000	BBB+	2.770% due 9/1/53	29,799
38,000	BBB+	4.400% due 2/22/62	29,761
67,000	BBB+	5.750% due 3/2/63	64,953
		Biogen Inc., Senior Unsecured Notes:
50,000	BBB+	3.150% due 5/1/50	32,356
154,000	BBB+	3.250% due 2/15/51	100,667
197,000	BBB+	6.450% due 5/15/55	209,379
		Gilead Sciences Inc., Senior Unsecured Notes:
474,000	A-	1.650% due 10/1/30	420,805
90,000	A-	4.000% due 9/1/36	82,709
100,000	A-	2.600% due 10/1/40	72,784
142,000	A-	4.800% due 4/1/44	129,546
99,000	A-	4.500% due 2/1/45	86,312
70,000	A-	4.750% due 3/1/46	63,005
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	101,240

		Total Biotechnology	3,157,162

Building Materials - 0.2%
365,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	336,157
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB+	3.377% due 4/5/40	40,180
50,000	BBB+	3.577% due 4/5/50	36,475
25,000	BBB+	CRH America Finance Inc., Company Guaranteed Notes, 5.000% due 2/9/36	24,545
575,000	BB-	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(a)	588,714
155,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	155,262
135,000	B+	Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(a)	140,286
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	20,396
25,000	BBB+	3.200% due 7/15/51	16,552
115,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	114,850
205,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	201,679
		Owens Corning, Senior Unsecured Notes:
25,000	BBB	4.400% due 1/30/48	20,550
50,000	BBB	5.950% due 6/15/54	50,196
350,000	BB	Quikrete Holdings Inc., Senior Secured Notes, 6.375% due 3/1/32(a)	356,615
225,000	B+	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	225,730
30,000	BB+	Standard Building Solutions Inc., Senior Unsecured Notes, 6.250% due 8/1/33(a)	30,068
		Standard Industries Inc., Senior Unsecured Notes:
120,000	BB+	4.750% due 1/15/28(a)	119,522
365,000	BB+	4.375% due 7/15/30(a)	347,929

		Total Building Materials	2,825,706

Chemicals - 0.2%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	25,032
25,000	A	2.700% due 5/15/40	18,522
50,000	A	2.800% due 5/15/50	31,385
190,000	BB+	Axalta Coating Systems LLC, Company Guaranteed Notes, 3.375% due 2/15/29(a)	181,454
200,000	CCC-	Braskem Netherlands Finance BV, Company Guaranteed Notes, 4.500% due 1/31/30(a)	124,118
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	25,034

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Chemicals - 0.2% - (continued)
			Celanese US Holdings LLC, Company Guaranteed Notes:
$ 145,000		BB	7.000% due 2/15/31	$150,407
326,000		BB	7.375% due 2/15/34(c)	340,824
25,000		BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	23,735
			Chemours Co. (The), Company Guaranteed Notes:
65,000		BB-	5.750% due 11/15/28(a)	64,923
455,000		BB-	8.000% due 1/15/33(a)	465,048
			Dow Chemical Co. (The), Senior Unsecured Notes:
50,000		BBB-	4.800% due 1/15/31	49,519
25,000		BBB-	5.150% due 2/15/34	24,679
25,000		BBB-	5.250% due 11/15/41	22,648
25,000		BBB-	4.625% due 10/1/44	20,422
25,000		BBB-	4.800% due 5/15/49	20,031
25,000		BBB-	6.900% due 5/15/53(c)	26,231
25,000		BBB-	5.600% due 2/15/54	22,271
			DuPont de Nemours Inc., Senior Unsecured Notes:
32,000		BBB+	5.319% due 11/15/38	31,618
11,000		BBB+	5.419% due 11/15/48	10,398
			Eastman Chemical Co., Senior Unsecured Notes:
176,000		BBB	4.500% due 12/1/28	175,640
25,000		BBB	5.625% due 2/20/34	25,463
			Ecolab Inc., Senior Unsecured Notes:
25,000		A-	3.950% due 12/1/47	19,920
25,000		A-	2.125% due 8/15/50	13,642
25,000		A-	2.700% due 12/15/51	15,251
25,000		A-	2.750% due 8/18/55	14,960
25,000		A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	24,677
65,000		BB+	Element Solutions Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	63,410
			INEOS Finance PLC, Senior Secured Notes:
334,000	EUR	B+	(Cost - $374,492, acquired 3/20/26), 6.625% due 5/15/28(d)	394,859
200,000		B+	7.500% due 4/15/29(a)	199,190
25,000		BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 4.375% due 6/1/47	20,218
25,000		A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	20,066
25,000		BBB-	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	21,229
			LYB International Finance III LLC, Company Guaranteed Notes:
443,000		BBB-	5.875% due 1/15/36	448,968
25,000		BBB-	4.200% due 10/15/49	18,301
50,000		BBB-	4.200% due 5/1/50	36,526
25,000		BBB-	3.800% due 10/1/60	15,983
25,000		BBB	Mosaic Co. (The), Senior Unsecured Notes, 5.625% due 11/15/43	23,719
			NOVA Chemicals Corp.:
150,000		BBB-	Senior Secured Notes, 8.500% due 11/15/28(a)	155,819
180,000		BBB-	Senior Unsecured Notes, 9.000% due 2/15/30(a)	189,822
			Nutrien Ltd., Senior Unsecured Notes:
25,000		BBB	4.900% due 6/1/43	22,563
25,000		BBB	5.000% due 4/1/49	22,402
25,000		BBB	3.950% due 5/13/50	18,853
200,000		BBB-	OCP SA, Senior Unsecured Notes, 5.125% due 6/23/51(a)	160,155
			Sherwin-Williams Co. (The), Senior Unsecured Notes:
50,000		BBB	4.500% due 8/15/30	49,787
25,000		BBB	3.800% due 8/15/49	18,821
25,000		BBB	3.300% due 5/15/50	16,899
25,000		BBB	2.900% due 3/15/52	15,402

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Chemicals - 0.2% - (continued)
$ 170,000		BB+	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(a)	$168,186
			Westlake Corp., Senior Unsecured Notes:
50,000		BBB	3.125% due 8/15/51	30,832
25,000		BBB	3.375% due 8/15/61	15,164
90,000		B-	WR Grace Holdings LLC, Senior Secured Notes, 6.625% due 8/15/32(a)	89,365

			Total Chemicals	4,204,391

Commercial Services - 0.6%
185,000		BB	ADT Security Corp. (The), Senior Secured Notes, 4.875% due 7/15/32(a)	175,289
213,000		B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.750% due 7/15/27(a)	213,146
			Block Inc., Senior Unsecured Notes:
320,000		BB+	6.500% due 5/15/32	326,361
500,000		BB+	6.000% due 8/15/33(a)	500,519
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,244
			GEO Group Inc. (The):
270,000		BB-	Company Guaranteed Notes, 10.250% due 4/15/31	292,932
400,000		BB+	Senior Secured Notes, 8.625% due 4/15/29	417,410
			Global Payments Inc., Senior Unsecured Notes:
176,000		BBB-	4.450% due 6/1/28	174,901
44,000		BBB-	3.200% due 8/15/29	41,636
2,380,000		BBB-	4.875% due 11/15/30	2,343,654
100,000	EUR	BBB-	4.875% due 3/17/31	120,690
97,000		BBB-	2.900% due 11/15/31	85,717
1,360,000		BBB-	5.200% due 11/15/32	1,334,368
140,000		BBB-	5.550% due 11/15/35	136,503
780,000		BBB-	5.950% due 8/15/52(c)	739,373
133,000		BB-	Herc Holdings Inc., Company Guaranteed Notes, 7.000% due 6/15/30(a)	138,268
675,000		Baa3(b)	Mobility Global Inc., Senior Unsecured Notes, 5.450% due 6/15/31(a)	682,376
			Moody’s Corp., Senior Unsecured Notes:
245,000		A-	4.250% due 2/1/29	244,236
42,000		A-	2.000% due 8/19/31	36,991
			PayPal Holdings Inc., Senior Unsecured Notes:
50,000		A-	2.850% due 10/1/29	47,257
50,000		A-	2.300% due 6/1/30	45,740
25,000		A-	5.150% due 6/1/34	24,872
25,000		A-	3.250% due 6/1/50	16,347
25,000		A-	5.050% due 6/1/52	21,576
160,000		BB	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 3.375% due 8/31/27(a)	156,964
285,000		BBB	Quanta Services Inc., Senior Unsecured Notes, 4.500% due 1/15/31	282,268
118,000		A-	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	116,457
			S&P Global Inc., Company Guaranteed Notes:
230,000		A3(b)	3.250% due 12/1/49	158,865
25,000		A3(b)	3.700% due 3/1/52	18,569
25,000		A3(b)	2.300% due 8/15/60	12,377
25,000		A3(b)	3.900% due 3/1/62	18,183
240,000		BB	Service Corp. International, Senior Unsecured Notes, 5.125% due 6/1/29	239,955
275,000		BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	274,973
200,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost - $226,368, acquired 3/6/24), 4.225% due 4/26/33(d)	240,973
			United Rentals North America Inc., Company Guaranteed Notes:
60,000		BB+	3.875% due 2/15/31	56,774
145,000		BB+	3.750% due 1/15/32	134,167
350,000		BB+	6.125% due 3/15/34(a)	359,325
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	663,402

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Commercial Services - 0.6% - (continued)
			Verisk Analytics Inc., Senior Unsecured Notes:
$ 25,000		BBB	4.125% due 3/15/29	$24,707
50,000		BBB	4.450% due 3/15/31	49,170
200,000		B	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(a)	206,929
150,000		BB-	Williams Scotsman Inc., Senior Secured Notes, 7.375% due 10/1/31(a)	156,759

			Total Commercial Services	11,356,223

Computers - 0.3%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	98,465
405,000	EUR	BB-	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	461,129
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	4.000% due 5/12/28	99,935
50,000		AA+	2.200% due 9/11/29	47,149
200,000		AA+	1.650% due 2/8/31	178,182
100,000		AA+	4.300% due 5/10/33	100,023
100,000		AA+	4.750% due 5/12/35	100,952
25,000		AA+	4.500% due 2/23/36	24,826
50,000		AA+	2.375% due 2/8/41	35,589
50,000		AA+	3.850% due 5/4/43	41,667
100,000		AA+	3.450% due 2/9/45	76,854
50,000		AA+	4.375% due 5/13/45	43,890
25,000		AA+	3.750% due 9/12/47	19,499
50,000		AA+	2.650% due 5/11/50	30,929
100,000		AA+	2.650% due 2/8/51	61,264
50,000		AA+	2.700% due 8/5/51	30,881
50,000		AA+	3.950% due 8/8/52	39,092
50,000		AA+	2.800% due 2/8/61	28,857
25,000		AA+	2.850% due 8/5/61	14,632
50,000		AA+	4.100% due 8/8/62	38,644
250,000		BBB-	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.950% due 8/4/33	255,582
			Dell International LLC/EMC Corp.:
			Company Guaranteed Notes:
100,000		BBB	5.300% due 4/1/32	102,125
100,000		BBB	4.750% due 10/6/32	99,288
100,000		BBB	5.100% due 2/15/36	99,016
50,000		BBB	3.450% due 12/15/51	35,047
23,000		BBB	Senior Unsecured Notes, 8.350% due 7/15/46	29,078
88,000		BBB-	DXC Technology Co., Senior Unsecured Notes, 2.375% due 9/15/28	82,545
			Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000		BBB	5.250% due 7/1/28	251,478
100,000		BBB	4.850% due 10/15/31	99,769
25,000		BBB	5.000% due 10/15/34	24,510
815,000		BBB	5.600% due 10/15/54	751,552
			HP Inc., Senior Unsecured Notes:
25,000		BBB	4.750% due 1/15/28	25,122
25,000		BBB	6.000% due 9/15/41	25,629
100,000		A-	IBM International Capital Pte Ltd., Company Guaranteed Notes, 4.900% due 2/5/34	99,200
120,000		BB+	Insight Enterprises Inc., Company Guaranteed Notes, 6.625% due 5/15/32(a)	121,983
			International Business Machines Corp., Senior Unsecured Notes:
100,000		A-	4.150% due 5/15/39	87,526
100,000		A-	4.000% due 6/20/42	82,263
100,000		A-	4.250% due 5/15/49	78,757
25,000		BBB-	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.700% due 10/15/28	23,503
25,000		BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	22,331
190,000		B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	203,156

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Computers - 0.3% - (continued)
$ 270,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.000% due 10/1/28(a)	$265,515
50,000	BB-	Science Applications International Corp., Company Guaranteed Notes, 5.875% due 11/1/33(a)	49,398
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
120,000	BB+	3.125% due 7/15/29(a)	110,309
220,000	BB+	8.250% due 12/15/29(a)	229,452

		Total Computers	4,826,593

Cosmetics/Personal Care - 0.1%
140,000	BB-	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	139,652
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A-	4.150% due 3/15/47	19,976
25,000	A-	3.125% due 12/1/49	16,604
25,000	A-	5.150% due 5/15/53	22,618
		Kenvue Inc.:
		Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	543,387
25,000	A	5.200% due 3/22/63	22,628
50,000	A	Senior Unsecured Notes, 5.050% due 3/22/53	45,585
		Procter & Gamble Co. (The), Senior Unsecured Notes:
100,000	AA-	3.950% due 1/26/28	99,944
100,000	AA-	4.050% due 5/1/30	99,565
25,000	AA-	3.600% due 3/25/50	19,246

		Total Cosmetics/Personal Care	1,029,205

Distribution/Wholesale - 0.0%@
120,000	BBB-	American Builders & Contractors Supply Co., Inc., Senior Secured Notes, 4.000% due 1/15/28(a)	117,750
190,000	BB-	RB Global Holdings Inc., Company Guaranteed Notes, 7.750% due 3/15/31(a)	197,790
110,000	BB	Resideo Funding Inc., Company Guaranteed Notes, 6.500% due 7/15/32(a)	110,720

		Total Distribution/Wholesale	426,260

Diversified Financial Services - 1.3%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,800,000	BBB+	2.450% due 10/29/26	1,787,626
340,000	BBB+	3.000% due 10/29/28	327,530
150,000	BBB+	4.375% due 11/15/30	147,350
150,000	BBB+	3.400% due 10/29/33	133,458
790,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(e)	818,656
745,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	764,161
		Ally Financial Inc.:
25,000	BBB-	Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(e)	25,489
105,000	BB+	Subordinated Notes, 6.700% due 2/14/33	108,313
		American Express Co., Senior Unsecured Notes:
220,000	A-	4.050% due 5/3/29	218,914
100,000	A-	5.085% (SOFR + 1.020%) due 1/30/31(e)	101,515
345,000	A-	5.016% (SOFR + 1.440%) due 4/25/31(e)	349,314
120,000	A-	4.918% (SOFR + 1.220%) due 7/20/33(e)	120,109
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(e)	100,356
100,000	A-	5.442% (SOFR + 1.320%) due 1/30/36(e)	102,014
110,000	A-	5.667% (SOFR + 1.790%) due 4/25/36(e)	113,994
100,000	A-	4.050% due 12/3/42	84,102
920,000	BBB+	Ares Finance Co. II LLC, Company Guaranteed Notes, 3.250% due 6/15/30(a)	860,792
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
419,000	BBB	2.528% due 11/18/27(a)	406,527
500,000	BBB	5.750% due 3/1/29(a)	511,025
2,960,000	BBB	5.150% due 1/15/30(a)	2,975,282

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Diversified Financial Services - 1.3% - (continued)
$ 500,000	BBB	Senior Unsecured Notes, 2.750% due 2/21/28(a)	$483,793
		Brookfield Asset Management Ltd., Senior Unsecured Notes:
340,000	A-	5.298% due 1/15/36	333,481
400,000	A-	6.077% due 9/15/55	404,350
		Capital One Financial Corp.:
		Senior Unsecured Notes:
100,000	BBB	7.624% (SOFR + 3.070%) due 10/30/31(e)	110,153
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(e)	51,417
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(e)	53,007
100,000	BBB	5.197% (SOFR + 1.630%) due 9/11/36(e)	97,335
2,040,000	BBB	5.399% (SOFR + 1.508%) due 1/30/37(e)	2,012,460
		Subordinated Notes:
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(e)	23,333
110,000	BBB-	6.183% (SOFR + 2.036%) due 1/30/36(e)	112,598
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	2.000% due 3/20/28	48,086
25,000	A-	4.000% due 2/1/29	24,811
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(e)	51,144
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(e)	51,971
25,000	A-	2.900% due 3/3/32	22,694
50,000	A-	6.136% (SOFR + 2.010%) due 8/24/34(e)	53,220
390,000	A-	4.914% (SOFR + 1.230%) due 11/14/36(e)	379,216
		Citadel Finance LLC, Company Guaranteed Notes:
1,210,000	BBB-	5.900% due 2/10/30(a)	1,221,803
730,000	BBB-	5.150% due 2/14/31(a)	714,043
1,995,000	A+	Equitable America Global Funding, Secured Notes, 4.950% due 6/9/30(a)	1,999,590
700,000	BBB	Gabx Leasing LLC, Company Guaranteed Notes, 4.625% due 4/15/31(a)	690,767
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	49,827
50,000	A-	4.350% due 6/15/29	49,786
13,000	A-	2.100% due 6/15/30	11,833
50,000	A-	4.600% due 3/15/33	49,563
25,000	A-	2.650% due 9/15/40	18,144
25,000	A-	4.250% due 9/21/48	20,636
50,000	A-	3.000% due 6/15/50	32,918
50,000	A-	4.950% due 6/15/52	45,276
50,000	A-	3.000% due 9/15/60	29,569
		Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000	BBB	5.875% due 7/21/28	51,169
50,000	BBB	4.150% due 1/23/30	48,501
50,000	BBB	6.200% due 4/14/34	51,677
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(g)(h)#	–
100,000	BBB-	LPL Holdings Inc., Company Guaranteed Notes, 5.200% due 3/15/30	100,796
705,000	A	Lseg US Finance Corp., Company Guaranteed Notes, 5.250% due 3/23/36(a)	702,629
		Mastercard Inc., Senior Unsecured Notes:
100,000	A+	4.875% due 5/9/34	100,630
25,000	A+	3.650% due 6/1/49	18,788
50,000	A+	3.850% due 3/26/50	38,770
25,000	A+	2.950% due 3/15/51	16,234
232,000	BBB+	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	239,461
200,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 6.070% due 7/12/28	205,826
305,000	BB	OneMain Finance Corp., Company Guaranteed Notes, 6.625% due 5/15/29	310,108
90,000	BB	PRA Group Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	85,257

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Diversified Financial Services - 1.3% - (continued)
$ 100,000	A-	Raymond James Financial Inc., Senior Unsecured Notes, 5.650% due 9/11/55	$96,820
		Rocket Cos Inc., Company Guaranteed Notes:
20,000	BB	6.125% due 8/1/30(a)	20,324
90,000	BB	7.125% due 2/1/32(a)	93,280
335,000	BB	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes, 3.625% due 3/1/29(a)	322,408
		Sumisho Air Lease Corp., Senior Unsecured Notes:
25,000	BBB	5.850% due 12/15/27	25,460
50,000	BBB	5.300% due 2/1/28	50,492
50,000	BBB	2.100% due 9/1/28	47,234
25,000	BBB	3.000% due 2/1/30	23,394
25,000	BBB	3.125% due 12/1/30	23,129
420,000	BBB+	TPG Operating Group II LP, Company Guaranteed Notes, 5.875% due 3/5/34	429,587
559,000	A+	UBS Americas Inc., Company Guaranteed Notes, 7.125% due 7/15/32	624,516
95,000	Ba3(b)	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)	90,804
		Visa Inc., Senior Unsecured Notes:
100,000	AA-	2.050% due 4/15/30	92,099
25,000	AA-	2.700% due 4/15/40	18,974
25,000	AA-	3.650% due 9/15/47	19,249
50,000	AA-	2.000% due 8/15/50(c)	26,742
840,000	BBB	Western Union Co. (The), Senior Unsecured Notes, 4.750% due 6/15/29	834,012

		Total Diversified Financial Services	24,111,721

Electric - 2.4%
		AEP Texas Inc., Senior Unsecured Notes:
43,000	BBB+	5.400% due 6/1/33	43,836
82,000	BBB+	3.450% due 1/15/50	56,070
41,000	BBB+	3.450% due 5/15/51	27,663
		AEP Transmission Co. LLC, Senior Unsecured Notes:
600,000	BBB+	5.250% due 6/1/36	603,641
70,000	BBB+	3.750% due 12/1/47	52,946
59,000	BBB+	3.150% due 9/15/49	39,380
45,000	BBB+	2.750% due 8/15/51	27,499
40,000	BBB+	4.500% due 6/15/52	33,347
		Alabama Power Co., Senior Unsecured Notes:
64,000	A	3.700% due 12/1/47	47,959
60,000	A	3.450% due 10/1/49	42,691
116,000	A	3.125% due 7/15/51	76,158
111,000	A	3.000% due 3/15/52	71,010
		Ameren Illinois Co., 1st Mortgage Notes:
43,000	A	3.250% due 3/15/50	29,312
95,000	A	2.900% due 6/15/51	59,669
170,000	A	5.550% due 7/1/54	165,097
150,000	A	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	134,045
		Arizona Public Service Co., Senior Unsecured Notes:
25,000	BBB+	5.550% due 8/1/33	25,755
25,000	BBB+	3.350% due 5/15/50	17,002
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A-	3.500% due 8/15/46	4,376
50,000	A-	3.750% due 8/15/47	37,851
80,000	A-	3.200% due 9/15/49	53,600
67,000	A-	2.900% due 6/15/50	42,208
54,000	A-	4.550% due 6/1/52	44,878
65,000	A-	5.400% due 6/1/53	61,682
1,050,000	A	Basin Electric Power Cooperative, 1st Mortgage Notes, 5.850% due 10/15/55(a)	1,038,492

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Electric - 2.4% - (continued)
			Berkshire Hathaway Energy Co., Senior Unsecured Notes:
$ 25,000		A-	6.125% due 4/1/36	$26,732
50,000		A-	4.500% due 2/1/45	43,045
			CenterPoint Energy Houston Electric LLC:
118,000		A	1st Mortgage Notes, 3.600% due 3/1/52	85,110
129,000		A	General Refinance Mortgage, 4.450% due 10/1/32	127,001
			Comision Federal de Electricidad, Company Guaranteed Notes:
1,815,000		BBB	3.348% due 2/9/31(a)	1,633,267
850,000		BBB	3.875% due 7/26/33(a)	738,103
25,000		A	Commonwealth Edison Co., 1st Mortgage Notes, 5.900% due 3/15/36	26,440
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
40,000		A-	3.950% due 4/1/50	31,239
134,000		A-	5.900% due 11/15/53	135,562
100,000		A-	5.700% due 5/15/54	98,977
25,000		A-	4.625% due 12/1/54	20,871
			Constellation Energy Generation LLC, Senior Unsecured Notes:
350,000		BBB+	4.625% due 2/1/29(a)	348,188
121,000		BBB+	5.600% due 6/15/42	119,596
50,000		BBB+	5.875% due 1/15/66	48,668
			Consumers Energy Co., 1st Mortgage Notes:
56,000		A	3.500% due 8/1/51	40,043
53,000		A	2.650% due 8/15/52	31,894
113,000		A	4.200% due 9/1/52	90,028
			Dominion Energy Inc.:
			Junior Subordinated Notes:
1,490,000		BBB-	6.625% (5-Year CMT Index + 2.207%) due 5/15/55(e)	1,527,226
308,000		BBB-	6.000% (5-Year CMT Index + 2.262%) due 2/15/56(e)	310,024
			Senior Unsecured Notes:
100,000		BBB	4.250% due 6/1/28	99,677
50,000		BBB	5.000% due 6/15/30	50,665
			Dominion Energy South Carolina Inc., 1st Mortgage Notes:
50,000		A	5.300% due 1/15/35	51,050
83,000		A	6.250% due 10/15/53	89,195
			DTE Electric Co., General Refinance Mortgage:
350,000		A	5.200% due 3/1/34	358,065
180,000		A	3.250% due 4/1/51	121,493
100,000		BBB	DTE Energy Co., Senior Unsecured Notes, 5.050% due 10/1/35	98,348
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
104,000		A	3.950% due 11/15/28	103,113
100,000		A	4.950% due 1/15/33	101,489
25,000		A	6.050% due 4/15/38	26,717
500,000		A	4.250% due 12/15/41	435,979
105,000		A	3.200% due 8/15/49	70,833
80,000		A	3.550% due 3/15/52	56,872
202,000		A	5.350% due 1/15/53	190,703
350,000	EUR	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.100% due 6/15/28	408,086
			Duke Energy Florida LLC, 1st Mortgage Notes:
145,000		A	2.500% due 12/1/29	135,856
133,000		A	1.750% due 6/15/30	119,563
25,000		A	6.400% due 6/15/38	27,312
24,000		A	4.200% due 7/15/48	19,265
26,000		A	5.950% due 11/15/52	26,629
350,000		A	6.200% due 11/15/53	370,736

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Electric - 2.4% - (continued)
		Duke Energy Indiana LLC, 1st Mortgage Notes:
$ 380,000	A	2.750% due 4/1/50	$234,117
500,000	A	5.400% due 4/1/53	473,331
		Duke Energy Ohio Inc., 1st Mortgage Notes:
529,000	A	3.650% due 2/1/29	519,703
20,000	A	5.650% due 4/1/53	19,472
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	126,989
43,000	A	5.250% due 3/15/33	44,045
81,000	A	4.150% due 12/1/44	66,586
67,000	A	2.900% due 8/15/51	41,878
180,000	BB+	Edison International, Senior Unsecured Notes, 6.950% due 11/15/29	188,923
781,000	BB+	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(e)	781,667
770,000	BBB-	Emera US Finance LP, Company Guaranteed Notes, 2.639% due 6/15/31	691,134
		ENEL Finance International NV, Company Guaranteed Notes:
450,000	BBB	5.000% due 9/30/35(a)	438,722
310,000	BBB	5.750% due 9/30/55(a)	293,677
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	58,921
		Entergy Corp., Junior Subordinated Notes:
486,000	BBB-	7.125% (5-Year CMT Index + 2.670%) due 12/1/54(e)	504,363
30,000	BBB-	5.875% (5-Year CMT Index + 2.179%) due 6/15/56(e)	30,142
		Entergy Louisiana LLC:
		1st Mortgage Notes:
25,000	A	5.150% due 9/15/34	25,248
25,000	A	2.900% due 3/15/51	15,692
615,000	A	5.650% due 4/15/56	600,681
25,000	A	Collateral Trust, 4.200% due 9/1/48	20,062
		Entergy Mississippi LLC, 1st Mortgage Notes:
370,000	A	5.000% due 9/1/33	371,474
525,000	A	5.800% due 4/15/55	522,667
		Entergy Texas Inc., 1st Mortgage Notes:
50,000	A	5.250% due 4/15/35	50,370
565,000	A	5.550% due 9/15/54	540,434
855,000	BB+	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(e)	891,403
		Eversource Energy, Senior Unsecured Notes:
128,000	BBB	5.450% due 3/1/28	129,875
100,000	BBB	4.450% due 12/15/30	98,421
		FirstEnergy Corp., Senior Unsecured Notes:
470,000	BBB	3.900% due 7/15/27	467,100
240,000	BBB	4.850% due 7/15/47	208,342
		Florida Power & Light Co., 1st Mortgage Notes:
25,000	A+	5.650% due 2/1/37	26,314
251,000	A+	3.950% due 3/1/48	197,817
122,000	A+	2.875% due 12/4/51	76,384
200,000	BBB-	Generadora de Gatun SA, Senior Secured Notes, 6.874% due 9/30/44(a)	205,249
		Georgia Power Co., Senior Unsecured Notes:
278,000	A	4.950% due 5/17/33	280,082
430,000	A	5.250% due 3/15/34	438,065
100,000	A-	Interstate Power & Light Co., Senior Unsecured Notes, 2.300% due 6/1/30	91,629
1,365,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 5.650% due 5/9/34(a)(c)	1,401,465
75,000	BBB+	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.150% due 1/15/36(a)	74,732
50,000	A	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	50,328
50,000	A	Louisville Gas & Electric Co., 1st Mortgage Notes, 5.450% due 4/15/33	51,541

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Electric - 2.4% - (continued)
		MidAmerican Energy Co., 1st Mortgage Notes:
$ 141,000	A	5.850% due 9/15/54	$142,958
167,000	A	5.300% due 2/1/55	156,655
100,000	A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	100,965
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
150,000	BBB+	4.900% due 2/28/28	151,147
200,000	BBB+	2.750% due 11/1/29	189,464
50,000	BBB+	2.250% due 6/1/30	45,633
50,000	BBB+	5.050% due 2/28/33	50,449
50,000	BBB+	5.250% due 3/15/34	50,717
160,000	BBB	6.500% (5-Year CMT Index + 1.979%) due 8/15/55(e)	165,823
1,835,000	BBB+	Niagara Mohawk Power Corp., Senior Unsecured Notes, 5.996% due 7/3/55(a)	1,821,884
		Northern States Power Co., 1st Mortgage Notes:
211,000	A	2.900% due 3/1/50	138,367
136,000	A	2.600% due 6/1/51	82,855
62,000	A	5.100% due 5/15/53	56,879
		NRG Energy Inc.:
		Company Guaranteed Notes:
210,000	BB	5.750% due 1/15/28	210,355
415,000	BB	5.250% due 6/15/29(a)	413,037
		Senior Secured Notes:
80,000	BBB-	4.734% due 10/15/30(a)	78,911
247,000	BBB-	5.407% due 10/15/35(a)	242,772
90,000	BB	Senior Unsecured Notes, 5.750% due 1/15/34(a)	89,063
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	105,089
89,000	BBB+	5.000% due 6/1/33	88,918
66,000	BBB+	4.000% due 6/1/49	49,866
438,000	BBB+	2.900% due 10/1/51	267,771
		Oncor Electric Delivery Co. LLC:
25,000	A	1st Mortgage Notes, 2.700% due 11/15/51	14,834
		Senior Secured Notes:
50,000	A	4.550% due 9/15/32	49,332
50,000	A	5.650% due 11/15/33	52,378
50,000	A	4.950% due 9/15/52	44,484
		Pacific Gas & Electric Co., 1st Mortgage Notes:
500,000	BBB+	5.450% due 6/15/27	504,864
124,000	BBB+	5.000% due 6/4/28	124,860
100,000	BBB+	6.100% due 1/15/29	103,173
89,000	BBB+	2.500% due 2/1/31	79,915
1,020,000	BBB+	5.050% due 10/15/32	1,014,389
136,000	BBB+	6.150% due 1/15/33	142,780
179,000	BBB+	6.400% due 6/15/33	190,350
111,000	BBB+	6.950% due 3/15/34	121,611
100,000	BBB+	4.500% due 7/1/40	86,277
50,000	BBB+	3.300% due 8/1/40	37,544
50,000	BBB+	4.950% due 7/1/50	41,883
90,000	BBB+	3.500% due 8/1/50	60,052
28,000	BBB+	6.750% due 1/15/53	29,400
55,000	BBB+	6.700% due 4/1/53	57,480
		PacifiCorp, 1st Mortgage Notes:
945,000	BBB+	5.450% due 4/15/33	962,339
50,000	BBB+	5.450% due 2/15/34	50,641

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Electric - 2.4% - (continued)
$ 25,000	BBB+	5.750% due 4/1/37	$25,326
890,000	BBB+	5.800% due 1/15/55	848,743
		PECO Energy Co., 1st Mortgage Notes:
46,000	A	3.050% due 3/15/51	30,024
74,000	A	4.600% due 5/15/52	62,559
91,000	A	4.375% due 8/15/52	74,104
		PG&E Corp.:
		Junior Subordinated Notes:
1,195,000	B+	7.375% (5-Year CMT Index + 3.883%) due 3/15/55(e)	1,216,875
49,000	B+	6.850% (5-Year CMT Index + 3.225%) due 9/15/56(e)	48,847
		Senior Secured Notes:
145,000	BB+	5.000% due 7/1/28	144,400
90,000	BB+	5.250% due 7/1/30	89,068
100,000	AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	99,515
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,263
25,000	A+	4.850% due 2/15/34	24,931
25,000	A+	5.250% due 5/15/53	23,435
270,000	A	Public Service Co. of Colorado, 1st Mortgage Notes, 2.700% due 1/15/51	160,509
102,000	A	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	94,109
		Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000	A	3.200% due 5/15/29	193,025
185,000	A	4.900% due 12/15/32	186,451
350,000	A-	Puget Sound Energy Inc., Senior Secured Notes, 5.685% due 6/15/54	344,900
200,000	Ba2(b)	Saavi Energia Sarl, Senior Unsecured Notes, 8.875% due 2/10/35	217,426
		San Diego Gas & Electric Co., 1st Mortgage Notes:
210,000	A	5.200% due 3/15/36	210,133
370,000	A	3.320% due 4/15/50	249,858
120,000	A	5.350% due 4/1/53	112,238
740,000	A	5.950% due 3/15/56	749,861
		Sempra:
		Junior Subordinated Notes:
1,095,000	BBB-	6.625% (5-Year CMT Index + 2.354%) due 4/1/55(e)	1,106,792
61,000	BBB-	6.375% (5-Year CMT Index + 2.632%) due 4/1/56(e)	61,706
		Senior Unsecured Notes:
50,000	BBB	5.250% due 3/15/36	49,441
25,000	BBB	3.800% due 2/1/38	21,198
		Southern California Edison Co.:
		1st Mortgage Notes:
310,000	BBB+	5.300% due 3/1/28	313,264
208,000	BBB+	5.650% due 10/1/28	212,459
199,000	BBB+	5.950% due 11/1/32	207,592
530,000	BBB+	5.200% due 6/1/34	524,256
752,000	BBB+	5.450% due 3/1/35	750,824
60,000	BBB+	3.650% due 6/1/51	41,168
30,000	BBB+	5.875% due 12/1/53	28,531
850,000	BBB+	5.750% due 4/15/54	788,265
25,000	BBB+	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	25,321
50,000	BBB+	System Energy Resources Inc., 1st Refinanced Mortgage Notes, 5.300% due 12/15/34	50,005
115,000	B+	Talen Energy Supply LLC, Company Guaranteed Notes, 6.250% due 2/1/34(a)	114,636
		Union Electric Co., 1st Mortgage Notes:
350,000	A	5.200% due 4/1/34	356,060
51,000	A	5.450% due 3/15/53	48,857

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Electric - 2.4% - (continued)
		Virginia Electric & Power Co., Senior Unsecured Notes:
$ 25,000	BBB+	6.000% due 5/15/37	$26,459
52,000	BBB+	2.950% due 11/15/51	32,591
126,000	BBB+	5.700% due 8/15/53	124,778
15,000	BBB+	5.350% due 1/15/54	14,123
50,000	BBB+	5.600% due 9/15/55	48,513
		Vistra Operations Co. LLC, Company Guaranteed Notes:
1,390,000	BBB-	5.000% due 7/31/27(a)	1,389,684
451,000	BBB-	4.300% due 10/15/28(a)	447,210
26,000	BBB-	4.600% due 10/15/30(a)	25,511
210,000	BBB-	4.700% due 1/31/31(a)	206,484
130,000	BBB-	7.750% due 10/15/31(a)	136,354
710,000	BBB-	6.000% due 4/15/34(a)	732,240
150,000	BBB-	5.350% due 1/31/36(a)	146,876
105,000	B+	VoltaGrid LLC, Secured Notes, 7.375% due 11/1/30(a)	109,376
		Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000	A-	5.375% due 3/30/34	25,466
25,000	A-	3.650% due 4/1/50	17,932

		Total Electric	44,512,608

Electrical Components & Equipment - 0.0%@
		Emerson Electric Co., Senior Unsecured Notes:
25,000	A	2.750% due 10/15/50	15,729
25,000	A	2.800% due 12/21/51	15,585
135,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.750% due 6/15/28(a)	133,429
85,000	BB+	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	87,529
360,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.625% due 3/15/32(a)	371,845

		Total Electrical Components & Equipment	624,117

Electronics - 0.1%
		Amphenol Corp., Senior Unsecured Notes:
100,000	A-	2.200% due 9/15/31	88,374
50,000	A-	4.625% due 2/15/36	48,263
185,000	BB-	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	183,221
965,000	BBB-	Flex Ltd., Senior Unsecured Notes, 5.375% due 11/13/35	950,594
		Honeywell International Inc., Senior Unsecured Notes:
50,000	A	5.000% due 3/1/35	50,322
25,000	A	3.812% due 11/21/47	19,324
50,000	A	2.800% due 6/1/50	32,028
230,000	BB	Ingram Micro Inc., Senior Secured Notes, 4.750% due 5/15/29(a)	226,175
		Sensata Technologies Inc., Company Guaranteed Notes:
225,000	BB+	4.375% due 2/15/30(a)	219,035
90,000	BB+	3.750% due 2/15/31(a)	84,455

		Total Electronics	1,901,791

Energy - Alternate Sources - 0.0%@
200,000	Ba3(b)	FS Luxembourg Sarl, Company Guaranteed Notes, 8.625% due 6/25/33(a)	200,000
85,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	82,111

		Total Energy - Alternate Sources	282,111

Engineering & Construction - 0.2%
115,000	BB	AECOM, Company Guaranteed Notes, 6.000% due 8/1/33(a)	115,235
560,000	BBB-	CIMIC Finance Ltd., Company Guaranteed Notes, 6.000% due 4/22/36(a)	554,218
250,000	BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	267,350
120,000	BB-	Dycom Industries Inc., Company Guaranteed Notes, 4.500% due 4/15/29(a)	117,955
220,000	BB	Global Infrastructure Solutions Inc., Company Guaranteed Notes, 5.625% due 6/1/29(a)	220,637

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Engineering & Construction - 0.2% - (continued)
			Jacobs Solutions Inc., Company Guaranteed Notes:
$ 1,400,000		BBB-	4.750% due 3/3/31	$1,384,493
595,000		BBB-	5.375% due 3/3/36	582,027
23,000		BB+	TopBuild Corp., Company Guaranteed Notes, 5.625% due 1/31/34(a)	23,234

			Total Engineering & Construction	3,265,149

Entertainment - 0.1%
			Caesars Entertainment Inc., Senior Secured Notes:
110,000		BB-	7.000% due 2/15/30(a)	111,384
300,000		BB-	6.500% due 2/15/32(a)	292,856
75,000		B+	Churchill Downs Inc., Company Guaranteed Notes, 6.750% due 5/1/31(a)	76,671
75,000		BB	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(a)	74,645
360,000		BB-	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	358,802
70,000		B+	Rivers Enterprise Borrower LLC, Senior Secured Notes, 6.250% due 10/15/30(a)	70,734
55,000		B	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(a)	54,868
325,000		B	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	315,165
200,000	EUR	BBB+	Universal Music Group NV, Senior Unsecured Notes, (Cost - $223,127, acquired 12/3/24), 4.000% due 6/13/31(d)	238,723
195,000		BB-	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(a)	198,803
			Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes:
370,000		BB-	7.125% due 2/15/31(a)	390,962
140,000		BB-	6.250% due 3/15/33(a)	140,560

			Total Entertainment	2,324,173

Environmental Control - 0.1%
320,000		BB	GFL Environmental Inc., Company Guaranteed Notes, 6.750% due 1/15/31(a)	330,803
			Republic Services Inc., Senior Unsecured Notes:
66,000		A-	3.375% due 11/15/27	65,293
260,000		A-	4.875% due 4/1/29	263,347
			Waste Connections Inc., Senior Unsecured Notes:
25,000		BBB+	3.050% due 4/1/50	16,672
25,000		BBB+	2.950% due 1/15/52	15,979
			Waste Management Inc., Company Guaranteed Notes:
100,000		A-	3.875% due 1/15/29	98,849
100,000		A-	4.950% due 3/15/35	100,042
50,000		A-	2.950% due 6/1/41	37,756
345,000		BB	Wrangler Holdco Corp., Company Guaranteed Notes, 6.625% due 4/1/32(a)	354,561

			Total Environmental Control	1,283,302

Food - 0.4%
			Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
36,000		BB+	5.500% due 3/31/31(a)	35,495
285,000		BB+	5.625% due 3/31/32(a)	278,433
35,000		BB+	5.750% due 3/31/34(a)	33,762
25,000		BBB	General Mills Inc., Senior Unsecured Notes, 3.000% due 2/1/51	15,676
200,000		Baa3(b)	Grupo Nutresa SA, Company Guaranteed Notes, 9.000% due 5/12/35(a)	219,506
597,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost - $794,419, acquired 5/29/24), 10.875% due 12/15/27(d)	837,751
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	23,300
25,000		BBB	6.500% due 11/15/53	27,006
			JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Unsecured Notes:
370,000		BBB-	3.625% due 1/15/32	342,054
750,000		BBB-	5.500% due 1/15/36	748,955
55,000		BBB-	5.625% due 3/10/37(a)	54,869
50,000		BBB-	4.375% due 2/2/52	37,830
225,000		BBB-	6.500% due 12/1/52	227,767
80,000		BBB-	6.375% due 4/15/66	78,330

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Food - 0.4% - (continued)
			Kraft Heinz Foods Co., Company Guaranteed Notes:
$ 25,000		BBB	6.875% due 1/26/39	$27,416
25,000		BBB	6.500% due 2/9/40	26,475
50,000		BBB	5.200% due 7/15/45	44,368
16,000		BBB	4.375% due 6/1/46	12,838
50,000		BBB	4.875% due 10/1/49	41,756
			Kroger Co. (The), Senior Unsecured Notes:
50,000		BBB	5.000% due 9/15/34	49,477
25,000		BBB	3.875% due 10/15/46	19,163
25,000		BBB	4.450% due 2/1/47	20,672
25,000		BBB	5.400% due 1/15/49	23,517
25,000		BBB	3.950% due 1/15/50	18,854
25,000		BBB	5.500% due 9/15/54	23,472
80,000		BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.125% due 1/31/30(a)	76,474
			Mars Inc.:
230,000		A	Company Guaranteed Notes, 3.200% due 4/1/30(a)	219,278
			Senior Unsecured Notes:
70,000		A	5.000% due 3/1/32(a)	70,718
955,000		A	5.200% due 3/1/35(a)	960,845
1,845,000		A	5.700% due 5/1/55(a)	1,817,899
255,000		BB	Post Holdings Inc., Senior Secured Notes, 6.250% due 2/15/32(a)	259,387
			Sysco Corp., Company Guaranteed Notes:
25,000		BBB	5.950% due 4/1/30	25,976
100,000		BBB	6.000% due 1/17/34	105,548
25,000		BBB	4.450% due 3/15/48	20,443
25,000		BBB	3.150% due 12/14/51	15,945
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	22,969

			Total Food	6,864,224

Forest Products & Paper - 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	25,445
25,000		BBB	4.800% due 6/15/44	21,744
25,000		BBB	4.350% due 8/15/48	19,877
50,000		BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	46,790

			Total Forest Products & Paper	113,856

Gas - 0.2%
550,000	EUR	BBB	APA Infrastructure Ltd., Company Guaranteed Notes, (Cost - $554,627, acquired 5/31/24), 2.000% due 7/15/30(d)	608,858
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	77,121
955,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	1,018,003
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	109,763
52,000		BBB+	1.750% due 10/1/30	46,226
25,000		BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	25,562
			NiSource Inc.:
115,000		BBB-	Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(e)	119,496
			Senior Unsecured Notes:
61,000		BBB+	5.250% due 3/30/28	61,848
153,000		BBB+	3.600% due 5/1/30	147,281
50,000		BBB+	5.350% due 7/15/35	50,513
25,000		BBB+	5.850% due 4/1/55	24,727
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	87,436
96,000		BBB+	2.500% due 3/15/31	86,992
109,000		BBB+	3.350% due 6/1/50	74,262

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Gas - 0.2% - (continued)
$ 50,000	A	Southern California Gas Co., 1st Mortgage Notes, 5.450% due 6/15/35	$51,291
		Southern Co. Gas Capital Corp., Company Guaranteed Notes:
490,000	A-	5.750% due 9/15/33	510,649
156,000	BBB	6.050% (5-Year CMT Index + 1.822%) due 9/15/56(e)	156,799
55,000	BBB+	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	55,850
75,000	A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	74,971

		Total Gas	3,387,648

Healthcare - Products - 0.5%
		Abbott Laboratories, Senior Unsecured Notes:
100,000	A+	4.000% due 3/15/31	97,829
1,990,000	A+	4.650% due 3/15/36	1,933,672
50,000	A+	4.750% due 11/30/36	48,825
75,000	A+	4.900% due 11/30/46	68,709
1,485,000	A+	5.500% due 3/15/56	1,448,042
60,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	53,792
175,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	173,299
22,000	B	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(a)	22,742
		Baxter International Inc., Senior Unsecured Notes:
100,000	BBB-	2.272% due 12/1/28	94,052
25,000	BBB-	3.132% due 12/1/51	14,771
25,000	A-	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	22,267
		Danaher Corp., Senior Unsecured Notes:
25,000	A-	2.600% due 10/1/50	15,124
25,000	A-	2.800% due 12/10/51	15,551
25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	17,775
200,000	BBB	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.150% due 12/15/28	198,511
1,505,000	BBB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	1,465,277
409,000	BBB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	420,302
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	48,156
50,000	A	4.625% due 3/15/45	44,869
		Solventum Corp., Senior Unsecured Notes:
430,000	BBB	5.450% due 3/13/31	441,519
590,000	BBB	5.600% due 3/23/34	604,843
465,000	BBB	5.900% due 4/30/54	459,715
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	21,848
25,000	BBB+	2.900% due 6/15/50	16,145
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	144,533
200,000	A-	5.086% due 8/10/33	203,073
340,000	Baa2(b)	VSP Optical Group Inc., Company Guaranteed Notes, 5.400% due 6/1/33(a)	340,551

		Total Healthcare - Products	8,435,792

Healthcare - Services - 0.6%
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	27,221
25,000	BBB	4.750% due 3/15/44	21,433
120,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 3.750% due 3/15/29(a)	115,054
		Cigna Group (The):
		Company Guaranteed Notes:
930,000	A-	4.375% due 10/15/28	928,748
50,000	A-	4.800% due 8/15/38	47,356
50,000	A-	4.800% due 7/15/46	43,932

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Healthcare - Services - 0.6% - (continued)
$ 25,000	A-	3.875% due 10/15/47	$19,104
25,000	A-	4.900% due 12/15/48	21,940
		Senior Unsecured Notes:
100,000	A-	5.250% due 1/15/36	100,298
50,000	A-	3.400% due 3/15/50	34,600
50,000	A-	3.400% due 3/15/51	34,252
25,000	A-	5.600% due 2/15/54	24,026
100,000	A-	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	97,082
		CommonSpirit Health, Senior Secured Notes:
50,000	AA	3.817% due 10/1/49	36,538
95,000	A-	3.910% due 10/1/50	70,493
100,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	70,265
		DaVita Inc., Company Guaranteed Notes:
270,000	BB-	4.625% due 6/1/30(a)	262,610
425,000	BB-	6.750% due 7/15/33(a)	439,592
50,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	39,739
		Elevance Health Inc., Senior Unsecured Notes:
97,000	A-	4.550% due 3/1/48	81,600
25,000	A-	3.125% due 5/15/50	16,297
25,000	A-	3.600% due 3/15/51	17,650
25,000	A-	4.550% due 5/15/52	20,576
66,000	A-	6.100% due 10/15/52	67,440
50,000	A-	5.700% due 9/15/55	48,548
220,000	BB-	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	216,567
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	105,021
		HCA Inc., Company Guaranteed Notes:
300,000	BBB-	5.200% due 6/1/28	303,968
90,000	BBB-	5.875% due 2/1/29	92,376
104,000	BBB-	4.125% due 6/15/29	102,509
805,000	BBB-	3.500% due 9/1/30	764,735
100,000	BBB-	3.625% due 3/15/32	93,086
286,000	BBB-	4.600% due 11/15/32	279,042
170,000	BBB-	5.300% due 5/15/36	168,172
25,000	BBB-	5.125% due 6/15/39	23,706
60,000	BBB-	5.250% due 6/15/49	53,554
178,000	BBB-	3.500% due 7/15/51	119,402
650,000	BBB-	6.000% due 4/1/54	635,382
64,000	BBB-	5.950% due 9/15/54	62,158
50,000	BBB-	6.200% due 3/1/55	50,185
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	30,981
		Humana Inc., Senior Unsecured Notes:
25,000	BBB	5.875% due 3/1/33	25,755
25,000	BBB	5.950% due 3/15/34	25,878
25,000	BBB	3.950% due 8/15/49	18,005
25,000	BBB	5.500% due 3/15/53	22,368
		IQVIA Inc., Company Guaranteed Notes:
200,000	BB	5.000% due 10/15/26(a)	199,992
355,000	BB	6.250% due 6/1/32(a)	363,215
100,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	94,077
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	65,042
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	76,427
90,000	A+	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	79,231
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	96,842

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Healthcare - Services - 0.6% - (continued)
$ 240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	$145,811
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	39,491
		Tenet Healthcare Corp., Senior Secured Notes:
650,000	BB	4.625% due 6/15/28	646,280
485,000	BB	6.125% due 6/15/30	490,125
		UnitedHealth Group Inc., Senior Unsecured Notes:
50,000	A+	2.950% due 10/15/27	49,211
100,000	A+	3.850% due 6/15/28	99,223
100,000	A+	4.250% due 1/15/29	99,683
100,000	A+	2.300% due 5/15/31	89,652
50,000	A+	4.500% due 4/15/33	48,888
100,000	A+	5.150% due 7/15/34	101,112
25,000	A+	5.800% due 3/15/36	26,286
50,000	A+	3.500% due 8/15/39	41,071
25,000	A+	2.750% due 5/15/40	18,445
153,000	A+	3.750% due 10/15/47	115,596
25,000	A+	4.250% due 6/15/48	20,226
375,000	A+	3.700% due 8/15/49	275,670
224,000	A+	3.250% due 5/15/51	150,397
160,000	A+	4.750% due 5/15/52	137,326
885,000	A+	5.050% due 4/15/53	790,983
950,000	A+	5.625% due 7/15/54	921,501
120,000	A+	3.875% due 8/15/59	85,712
50,000	A+	3.125% due 5/15/60	30,382
65,000	A+	4.950% due 5/15/62	55,931
53,000	A+	5.200% due 4/15/63	47,109

		Total Healthcare - Services	11,380,181

Home Builders - 0.1%
1,485,000	BB	Century Communities Inc., Company Guaranteed Notes, 6.625% due 9/15/33(a)	1,476,991
10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	10,024
60,000	B	LGI Homes Inc., Company Guaranteed Notes, 8.750% due 12/15/28(a)	62,243
25,000	BBB	Sekisui House US Inc., Company Guaranteed Notes, 6.000% due 1/15/43	22,866

		Total Home Builders	1,572,124

Home Furnishings - 0.0%@
265,000	BB	Somnigroup International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	254,660

Household Products/Wares - 0.0%@
165,000	B	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	151,985
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	17,794

		Total Household Products/Wares	169,779

Housewares - 0.0%@
115,000	BB	Central Garden & Pet Co., Company Guaranteed Notes, 4.125% due 10/15/30	108,828
		Newell Brands Inc., Senior Unsecured Notes:
410,000	B+	6.625% due 9/15/29	410,936
105,000	B+	6.375% due 5/15/30(c)	103,712
275,000	B-	Scotts Miracle-Gro Co. (The), Company Guaranteed Notes, 4.500% due 10/15/29	268,317

		Total Housewares	891,793

Insurance - 1.7%
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	3.600% due 4/1/30	24,215
25,000	A-	4.750% due 1/15/49	21,705
		Allianz SE, Subordinated Notes:
1,210,000	A+	6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(e)	1,261,611
850,000	A+	5.600% (5-Year CMT Index + 2.771%) due 9/3/54(a)(e)	845,740

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Insurance - 1.7% - (continued)
		Allstate Corp. (The), Senior Unsecured Notes:
$ 25,000	BBB+	1.450% due 12/15/30	$21,767
25,000	BBB+	5.250% due 3/30/33	25,481
25,000	BBB+	4.200% due 12/15/46	20,212
25,000	BBB+	3.850% due 8/10/49	18,914
		American International Group Inc., Senior Unsecured Notes:
50,000	A-	5.125% due 3/27/33	50,539
83,000	A-	4.750% due 4/1/48	73,002
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,996
49,000	A-	3.750% due 5/2/29	47,942
38,000	A-	2.800% due 5/15/30	35,415
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	51,082
		Aon North America Inc., Company Guaranteed Notes:
50,000	A-	5.450% due 3/1/34	51,061
50,000	A-	5.750% due 3/1/54	48,962
25,000	A-	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,322
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB+	5.450% due 7/15/34	25,387
25,000	BBB+	3.500% due 5/20/51	17,248
25,000	BBB+	5.750% due 3/2/53	24,283
25,000	BBB+	5.750% due 7/15/54	24,322
970,000	BBB	Aspen Insurance Holdings Ltd., Senior Unsecured Notes, 5.750% due 7/1/30	1,000,412
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	23,220
1,080,000	BB-	Asurion LLC/ Asurion Co.-Issuer Inc., Senior Secured Notes, 8.000% due 12/31/32(a)	1,126,688
		Athene Global Funding, Senior Secured Notes:
1,285,000	A+	5.033% due 7/17/30(a)	1,274,368
1,065,000	A+	5.543% due 8/22/35(a)	1,050,513
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	25,966
25,000	A-	3.500% due 1/15/31	23,479
25,000	A-	5.875% due 1/15/34	25,480
50,000	A-	6.250% due 4/1/54	47,175
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	22,257
50,000	AA	2.875% due 3/15/32	46,343
25,000	AA	5.750% due 1/15/40	26,859
25,000	AA	4.400% due 5/15/42	22,448
50,000	AA	4.200% due 8/15/48	41,125
460,000	AA	4.250% due 1/15/49	379,880
50,000	AA	2.850% due 10/15/50	31,779
25,000	AA	2.500% due 1/15/51	14,795
75,000	AA	3.850% due 3/15/52	57,061
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	22,749
25,000	BBB	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30(c)	25,250
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	24,887
25,000	BBB-	2.375% due 3/15/31	22,190
50,000	BBB-	6.250% due 6/23/55	50,154
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	1.375% due 9/15/30	21,925
1,200,000	A	5.300% due 5/20/36	1,215,649
25,000	A	4.150% due 3/13/43	21,262

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Insurance - 1.7% - (continued)
$ 50,000	A	3.050% due 12/15/61	$30,607
795,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	839,908
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	25,472
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(e)	25,441
		Senior Unsecured Notes:
50,000	BBB+	3.850% due 4/5/29	48,868
25,000	BBB+	6.050% due 9/15/33	26,260
25,000	BBB+	5.750% due 1/15/34	25,701
25,000	BBB+	4.350% due 4/5/42	21,125
25,000	BBB+	4.400% due 4/5/52	20,141
		Corebridge Global Funding, Senior Secured Notes:
1,305,000	A+	4.550% due 1/9/31(a)	1,285,695
106,000	A+	4.900% due 8/21/32(a)	104,984
		Equitable Holdings Inc., Senior Unsecured Notes:
17,000	A-	4.350% due 4/20/28	16,934
25,000	A-	5.594% due 1/11/33	25,566
17,000	A-	5.000% due 4/20/48	14,884
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	17,083
25,000	BBB+	3.125% due 10/15/52	15,610
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
25,000	A-	6.000% due 12/7/33	26,252
25,000	A-	6.350% due 3/22/54	25,906
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,566
		Global Atlantic Finance Co., Company Guaranteed Notes:
750,000	BBB	7.950% due 6/15/33(a)	833,037
710,000	BB+	7.250% (5-Year CMT Index + 3.550%) due 3/1/56(a)(e)	706,749
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	503,782
		Hartford Insurance Group Inc. (The), Senior Unsecured Notes:
98,000	A-	5.950% due 10/15/36	103,745
4,000	A-	4.300% due 4/15/43	3,378
135,000	B+	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(a)	138,628
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	22,501
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	22,583
520,000	A+	Lincoln Financial Global Funding, Secured Notes, 4.950% due 5/21/31(a)	518,917
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.800% due 3/1/28	24,697
25,000	BBB+	3.050% due 1/15/30	23,446
		Loews Corp., Senior Unsecured Notes:
25,000	A	3.200% due 5/15/30	23,772
1,030,000	A	4.940% due 4/1/36	1,004,399
25,000	A	Manulife Financial Corp., Senior Unsecured Notes, 5.375% due 3/4/46	24,211
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	24,097
25,000	BBB	5.000% due 4/5/46	22,329
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
290,000	A-	2.250% due 11/15/30	262,817
25,000	A-	5.450% due 3/15/53	23,902
25,000	A-	5.700% due 9/15/53	24,715
		MetLife Inc.:
540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	553,748

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Insurance - 1.7% - (continued)
		Senior Unsecured Notes:
$ 50,000	A-	5.375% due 7/15/33	$51,767
25,000	A-	6.375% due 6/15/34	27,247
25,000	A-	5.700% due 6/15/35	26,156
25,000	A-	4.125% due 8/13/42	21,067
25,000	A-	4.875% due 11/13/43	22,992
25,000	A-	4.050% due 3/1/45	20,482
25,000	A-	5.000% due 7/15/52	22,635
25,000	A-	5.250% due 1/15/54	23,537
1,073,000	BBB	Subordinated Notes, 5.850% (5-Year CMT Index + 1.817%) due 3/15/56(e)	1,064,220
		New York Life Insurance Co., Subordinated Notes:
1,185,000	AA-	5.875% due 5/15/33(a)	1,237,680
510,000	AA-	3.750% due 5/15/50(a)	377,294
925,000	A	Nippon Life Insurance Co., Senior Unsecured Notes, 4.748% due 4/2/31(a)	925,785
		Northwestern Mutual Life Insurance Co. (The), Subordinated Notes:
1,590,000	AA-	3.450% due 3/30/51(a)	1,102,827
510,000	AA-	6.170% due 5/29/55(a)	529,274
210,000	AA-	6.050% due 6/30/56(a)	214,676
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	17,934
735,000	BBB	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(e)	711,366
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,439
25,000	A-	2.125% due 6/15/30	22,668
25,000	A-	5.375% due 3/15/33	25,651
25,000	A-	5.500% due 3/15/53	24,018
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	23,897
50,000	A	3.000% due 3/15/32	45,747
25,000	A	4.950% due 6/15/33	25,275
25,000	A	4.200% due 3/15/48	20,455
25,000	A	3.950% due 3/26/50	19,332
25,000	A	3.700% due 3/15/52	18,404
		Protective Life Corp., Senior Unsecured Notes:
910,000	A-	4.700% due 1/15/31(a)	898,806
630,000	A-	5.350% due 12/15/35(a)	622,801
		Prudential Financial Inc.:
1,055,000	BBB+	Junior Subordinated Notes, 3.700% (5-Year CMT Index + 3.035%) due 10/1/50(e)	973,670
		Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	24,823
25,000	A	2.100% due 3/10/30(c)	23,029
50,000	A	5.750% due 7/15/33	53,110
25,000	A	5.700% due 12/14/36	25,980
25,000	A	3.000% due 3/10/40	19,137
50,000	A	3.905% due 12/7/47	38,343
25,000	A	3.935% due 12/7/49	19,018
50,000	A	4.350% due 2/25/50	40,638
50,000	A	3.700% due 3/13/51	36,412
25,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	26,143
720,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	739,411
		RGA Global Funding, Secured Notes:
1,250,000	AA-	4.600% due 11/25/30(a)	1,237,912
1,195,000	AA-	5.050% due 12/6/31(a)	1,197,115
935,000	BBB+	Sompo Holdings Inc., Senior Unsecured Notes, 5.411% (1-Year CMT Index + 2.130%) due 4/22/37(a)(e)	921,335
475,000	AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	577,452

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Insurance - 1.7% - (continued)
			Unum Group, Senior Unsecured Notes:
$ 500,000		BBB	4.046% due 8/15/41(a)	$405,428
25,000		BBB	4.125% due 6/15/51	18,866
			Willis North America Inc., Company Guaranteed Notes:
25,000		BBB+	4.500% due 9/15/28	24,974
25,000		BBB+	2.950% due 9/15/29	23,735
25,000		BBB+	5.900% due 3/5/54	24,794
25,000		A-	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	17,472

			Total Insurance	31,495,805

Internet - 1.0%
200,000		A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35(c)	207,727
			Alphabet Inc., Senior Unsecured Notes:
100,000		AA+	3.700% due 2/15/29	98,676
100,000		AA+	4.100% due 11/15/30	98,927
100,000		AA+	4.100% due 2/15/31	98,635
50,000		AA+	4.700% due 11/15/35	49,126
460,000		AA+	4.800% due 2/15/36	454,509
50,000		AA+	5.350% due 11/15/45	48,785
50,000		AA+	5.500% due 2/15/46	49,492
50,000		AA+	2.050% due 8/15/50	26,845
50,000		AA+	5.450% due 11/15/55	48,236
580,000		AA+	5.650% due 2/15/56	576,071
50,000		AA+	2.250% due 8/15/60(c)	25,252
50,000		AA+	5.700% due 11/15/75	48,825
			Amazon.com Inc., Senior Unsecured Notes:
50,000		AA	4.100% due 11/20/30	49,310
1,360,000		AA	4.250% due 3/13/31	1,344,773
100,000		AA	2.100% due 5/12/31	89,468
100,000		AA	3.600% due 4/13/32	95,219
200,000		AA	4.550% due 3/13/33	197,913
50,000		AA	4.650% due 11/20/35	48,863
1,507,000		AA	4.875% due 3/13/36(c)	1,487,616
50,000		AA	3.875% due 8/22/37	45,026
50,000		AA	2.875% due 5/12/41	37,191
50,000		AA	4.950% due 12/5/44	46,985
170,000		AA	5.650% due 3/13/46	169,749
75,000		AA	3.100% due 5/12/51	49,302
75,000		AA	3.950% due 4/13/52	57,747
50,000		AA	5.450% due 11/20/55	47,738
2,331,000		AA	5.800% due 3/13/56	2,329,376
50,000		AA	2.700% due 6/3/60	27,669
50,000		AA	3.250% due 5/12/61	31,206
25,000		AA	4.100% due 4/13/62	18,698
50,000		AA	5.550% due 11/20/65	47,410
309,000		A+	Beignet Investor LLC, Senior Secured Notes, 6.581% due 5/30/49(a)	318,200
300,000	EUR	A-	Booking Holdings Inc., Senior Unsecured Notes, 4.125% due 5/12/33	358,806
25,000		BBB+	eBay Inc., Senior Unsecured Notes, 3.650% due 5/10/51	18,267
			Meta Platforms Inc., Senior Unsecured Notes:
100,000		AA-	4.200% due 11/15/30	98,679
1,280,000		AA-	4.550% due 5/15/31	1,275,925
100,000		AA-	4.600% due 11/15/32	98,746
450,000		AA-	4.750% due 8/15/34	442,989
263,000		AA-	4.875% due 11/15/35	256,767

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Internet - 1.0% - (continued)
$ 900,000	AA-	5.250% due 5/15/36	$898,389
485,000	AA-	5.500% due 11/15/45	454,672
225,000	AA-	4.450% due 8/15/52	176,242
383,000	AA-	5.400% due 8/15/54	342,539
3,260,000	AA-	5.625% due 11/15/55	3,002,097
970,000	AA-	6.300% due 5/15/56	977,788
115,000	AA-	4.650% due 8/15/62	88,729
25,000	A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,112
		Uber Technologies Inc., Senior Unsecured Notes:
50,000	BBB+	4.150% due 1/15/31	48,938
650,000	BBB+	4.800% due 9/15/34	636,684
640,000	BBB+	4.800% due 9/15/35	623,726
		Wayfair LLC, Senior Secured Notes:
120,000	BB-	7.250% due 10/31/29(a)	123,573
215,000	BB-	6.750% due 11/15/32(a)	218,484

		Total Internet	18,537,717

Investment Companies - 0.2%
		Ares Capital Corp., Senior Unsecured Notes:
50,000	BBB	2.875% due 6/15/28	47,837
320,000	BBB	5.875% due 3/1/29	323,380
845,000	BBB	5.500% due 9/1/30	836,739
560,000	BBB	5.100% due 1/15/31	544,726
25,000	BBB	5.800% due 3/8/32	24,897
		Ares Strategic Income Fund, Senior Unsecured Notes:
865,000	BBB-	5.700% due 3/15/28	865,819
50,000	BBB-	5.800% due 9/9/30(a)	49,327
50,000	BBB-	6.200% due 3/21/32	49,731
		Blackstone Private Credit Fund, Senior Unsecured Notes:
25,000	BBB-	6.250% due 1/25/31	25,034
50,000	BBB-	6.000% due 11/22/34	48,023
25,000	Baa2(b)	Blackstone Secured Lending Fund, Senior Unsecured Notes, 2.850% due 9/30/28	23,600
1,045,000	BBB-	Blue Owl Capital Corp., Senior Unsecured Notes, 5.950% due 3/15/29	1,045,398
		Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000	BBB-	7.750% due 9/16/27	25,529
25,000	BBB-	7.750% due 1/15/29	25,844
200,000	Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost - $204,022, acquired 3/14/23), 5.250% due 10/13/32(d)	201,312
25,000	BBB-	Golub Capital BDC Inc., Senior Unsecured Notes, 6.000% due 7/15/29	25,082
80,000	BB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	79,264

		Total Investment Companies	4,241,542

Iron/Steel - 0.0%@
25,000	BBB	ArcelorMittal SA, Senior Unsecured Notes, 6.750% due 3/1/41	27,248
60,000	BBB-	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	60,032
		Cleveland-Cliffs Inc., Company Guaranteed Notes:
160,000	B2(b)	6.875% due 11/1/29(a)	163,733
65,000	B+	6.750% due 4/15/30(a)	65,392
135,000	B2(b)	4.875% due 3/1/31(a)	125,660
80,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 5.750% due 11/15/33(a)	80,130
		Nucor Corp., Senior Unsecured Notes:
25,000	A-	6.400% due 12/1/37	27,876
25,000	A-	3.850% due 4/1/52	19,014
25,000	A-	2.979% due 12/15/55	15,603
25,000	BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	22,572
25,000	BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	16,675

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Iron/Steel - 0.0% - (continued)
$ 60,000	BB+	United States Steel Corp., Senior Unsecured Notes, 6.875% due 3/1/29	$60,234
		Vale Overseas Ltd., Company Guaranteed Notes:
25,000	BBB	6.875% due 11/21/36	28,063
13,000	BBB	6.875% due 11/10/39	14,498
50,000	BBB	6.400% due 6/28/54	51,113
25,000	BBB	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	24,890

		Total Iron/Steel	802,733

Leisure Time - 0.3%
20,000	BB	Acushnet Co., Company Guaranteed Notes, 5.625% due 12/1/33(a)	19,893
120,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	118,260
2,715,000	BB+	Carnival Corp., Ltd., Company Guaranteed Notes, 6.125% due 2/15/33(a)	2,751,169
40,000	B+	NCL Corp., Ltd., Senior Unsecured Notes, 5.875% due 1/15/31(a)	38,689
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
130,000	BBB	5.625% due 9/30/31(a)	131,061
320,000	BBB	6.250% due 3/15/32(a)	326,809
1,950,000	BBB	6.000% due 2/1/33(a)	1,977,049
540,000	BBB	5.250% due 2/27/38	522,570
230,000	BB+	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 10/15/33(a)	230,609

		Total Leisure Time	6,116,109

Lodging - 0.1%
		Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
295,000	BB+	3.625% due 2/15/32(a)	271,053
270,000	BB+	5.875% due 3/15/33(a)	273,212
105,000	BB+	5.750% due 9/15/33(a)	105,984
50,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 6.200% due 8/15/34	51,687
155,000	BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	156,992
335,000	BB-	MGM Resorts International, Company Guaranteed Notes, 6.125% due 9/15/29	340,112
175,000	B	Station Casinos LLC, Company Guaranteed Notes, 4.500% due 2/15/28(a)	172,608

		Total Lodging	1,371,648

Machinery - Construction & Mining - 0.0%@
45,000	BB-	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(a)	44,347
250,000	A	Caterpillar Financial Services Corp., Senior Unsecured Notes, 3.700% due 1/10/28	248,706
		Caterpillar Inc., Senior Unsecured Notes:
50,000	A	3.803% due 8/15/42	41,685
25,000	A	3.250% due 9/19/49	17,716
50,000	A	3.250% due 4/9/50	35,191
185,000	BB	Terex Corp., Company Guaranteed Notes, 5.000% due 5/15/29(a)	183,875

		Total Machinery - Construction & Mining	571,520

Machinery - Diversified - 0.1%
220,000	BB-	Chart Industries Inc., Senior Secured Notes, 7.500% due 1/1/30(a)	227,971
185,000	BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	184,936
		Deere & Co., Senior Unsecured Notes:
75,000	A	5.450% due 1/16/35	77,818
50,000	A	3.900% due 6/9/42	42,581
25,000	A	3.750% due 4/15/50	19,320
90,000	BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	91,740
		John Deere Capital Corp., Senior Unsecured Notes:
100,000	A	4.550% due 6/5/30	100,406
150,000	A	2.000% due 6/17/31	133,140
		Otis Worldwide Corp., Senior Unsecured Notes:
29,000	BBB	5.250% due 8/16/28	29,489
210,000	BBB	2.565% due 2/15/30	195,420

		Total Machinery - Diversified	1,102,821

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Media - 1.0%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$ 665,000	BB-	4.500% due 8/15/30(a)	$619,389
165,000	BB-	4.750% due 2/1/32(a)	147,221
840,000	BB-	4.500% due 5/1/32	737,650
415,000	BB-	4.500% due 6/1/33(a)	355,171
2,375,000	BB-	4.250% due 1/15/34(a)(c)	1,985,476
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
175,000	BBB-	4.200% due 3/15/28	173,153
1,365,000	BBB-	2.800% due 4/1/31	1,219,628
280,000	BBB-	6.550% due 6/1/34	287,183
25,000	BBB-	6.384% due 10/23/35	25,106
50,000	BBB-	5.850% due 12/1/35	48,655
50,000	BBB-	3.500% due 3/1/42	34,469
92,000	BBB-	5.750% due 4/1/48	77,354
315,000	BBB-	4.800% due 3/1/50	233,368
451,000	BBB-	3.900% due 6/1/52	286,196
718,000	BBB-	3.850% due 4/1/61	417,039
101,000	BBB-	3.950% due 6/30/62	59,315
		Comcast Corp., Company Guaranteed Notes:
45,000	A-	1.950% due 1/15/31	39,933
188,000	A-	1.500% due 2/15/31	163,107
182,000	A-	4.800% due 5/15/33	180,827
25,000	A-	3.200% due 7/15/36	20,998
365,000	A-	3.900% due 3/1/38	313,748
20,000	A-	3.250% due 11/1/39	15,460
27,000	A-	4.750% due 3/1/44	23,280
153,000	A-	3.969% due 11/1/47	113,484
20,000	A-	4.000% due 3/1/48	14,859
43,000	A-	3.999% due 11/1/49	31,423
60,000	A-	3.450% due 2/1/50	39,748
1,051,000	A-	4.049% due 11/1/52	756,782
853,000	A-	2.937% due 11/1/56	477,751
79,000	A-	2.650% due 8/15/62	39,142
400,000	A-	2.987% due 11/1/63	214,245
765,000	A-	5.500% due 5/15/64	676,235
		Discovery Global Holdings Inc., Company Guaranteed Notes:
270,000	BB	4.279% due 3/15/32	236,163
70,000	BB+(i)	5.050% due 3/15/42	53,049
105,000	CCC+	DISH DBS Corp., Senior Secured Notes, 5.250% due 12/1/26(a)	104,691
205,000	B	DISH Network Corp., Senior Secured Notes, 11.750% due 11/15/27(a)	211,342
80,000	B	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	86,991
321,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	291,025
		Gray Media Inc., Senior Secured Notes:
100,000	B+	10.500% due 7/15/29(a)	105,915
125,000	B+	7.250% due 8/15/33(a)	124,083
		iHeartCommunications Inc., Senior Secured Notes:
70,000	CCC+	9.125% due 5/1/29(a)	67,908
75,000	CCC+	7.750% due 8/15/30(a)	69,310
		News Corp.:
405,000	BBB-	Company Guaranteed Notes, 5.125% due 2/15/32(a)	397,228
1,982,000	BBB-	Senior Unsecured Notes, 3.875% due 5/15/29(a)	1,921,352
		Nexstar Media Inc.:
127,000	BB-	Company Guaranteed Notes, 7.250% due 4/15/34(a)	127,880

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES—31.3% - (continued)
Media - 1.0% - (continued)
$ 254,000		BBB-	Senior Secured Notes, 6.500% due 9/15/33(a)	$256,214
			Sinclair Television Group Inc., Senior Secured Notes:
43,000		B-	4.375% due 12/31/32(a)	34,041
70,000		B+	8.125% due 2/15/33(a)	72,012
			Sirius XM Radio LLC, Company Guaranteed Notes:
415,000		BB+	4.000% due 7/15/28(a)	404,483
410,000		BB+	4.125% due 7/1/30(a)	386,661
50,000		BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	56,207
			Time Warner Cable LLC, Senior Secured Notes:
25,000		BBB-	6.550% due 5/1/37	24,964
25,000		BBB-	7.300% due 7/1/38	26,080
25,000		BBB-	6.750% due 6/15/39	24,805
2,202,000		BBB-	5.500% due 9/1/41	1,898,736
110,000		B	Univision Communications Inc., Senior Secured Notes, 7.375% due 6/30/30(a)	109,655
115,000		B+	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.500% due 8/15/30(a)	100,145
			Walt Disney Co. (The), Company Guaranteed Notes:
100,000		A	2.200% due 1/13/28	97,235
100,000		A	2.650% due 1/13/31	92,690
50,000		A	6.200% due 12/15/34	54,816
25,000		A	6.400% due 12/15/35	27,711
50,000		A	3.500% due 5/13/40	41,029
50,000		A	2.750% due 9/1/49	31,259
100,000		A	3.600% due 1/13/51	73,301
1,590,000	EUR	B+	Ziggo BV, Senior Secured Notes, (Cost - $1,778,830, acquired 12/3/25), 2.875% due 1/15/30(d)	1,761,996

			Total Media	19,198,372

Mining - 0.2%
380,000		BBB	Anglo American Capital PLC, Company Guaranteed Notes, 2.625% due 9/10/30(a)	349,434
			Barrick North America Finance LLC, Company Guaranteed Notes:
25,000		BBB+	5.700% due 5/30/41	25,445
25,000		BBB+	5.750% due 5/1/43	25,354
			BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000		A1(b)	5.250% due 9/8/30	25,638
50,000		A1(b)	5.250% due 9/8/33	51,184
25,000		A1(b)	4.125% due 2/24/42	21,531
25,000		A1(b)	5.000% due 9/30/43	23,615
25,000		A1(b)	5.500% due 9/8/53	24,631
50,000		A1(b)	5.750% due 9/5/55	50,809
			Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000		BBB-	4.125% due 3/1/28	24,834
290,000		BBB-	4.625% due 8/1/30	288,989
25,000		BBB-	5.450% due 3/15/43	24,275
			Glencore Funding LLC, Company Guaranteed Notes:
1,055,000		BBB+	5.634% due 4/4/34(a)	1,085,851
300,000		BBB+	5.508% due 4/1/36(a)	302,821
25,000		BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	26,690
			Newmont Corp., Company Guaranteed Notes:
61,000		BBB+	2.600% due 7/15/32	55,018
108,000		BBB+	5.875% due 4/1/35	114,837
25,000		A	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 2.750% due 11/2/51	15,369
			Rio Tinto Finance USA PLC, Company Guaranteed Notes:
100,000		A	4.875% due 3/14/30	101,288
50,000		A	5.000% due 3/9/33	50,607
25,000		A	4.750% due 3/22/42	23,131

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Mining - 0.2% - (continued)
$ 25,000		A	4.125% due 8/21/42	$21,328
25,000		A	5.125% due 3/9/53	23,161
			Southern Copper Corp., Senior Unsecured Notes:
25,000		BBB+	6.750% due 4/16/40	27,780
25,000		BBB+	5.250% due 11/8/42	23,860
25,000		BBB-	Yamana Gold Inc., Company Guaranteed Notes, 2.630% due 8/15/31	22,319

			Total Mining	2,829,799

Miscellaneous Manufacturers - 0.1%
			3M Co., Senior Unsecured Notes:
25,000		BBB+	4.000% due 9/14/48	19,716
50,000		BBB+	3.250% due 8/26/49	34,462
25,000		BBB+	3.700% due 4/15/50	18,565
125,000		BB-	Avient Corp., Senior Unsecured Notes, 7.125% due 8/1/30(a)	127,309
95,000		BB+	Axon Enterprise Inc., Senior Unsecured Notes, 6.125% due 3/15/30(a)	97,061
			Eaton Corp., Company Guaranteed Notes:
285,000		A-	4.800% due 3/6/36	280,221
115,000		A-	4.150% due 11/2/42	99,550
25,000		A-	4.700% due 8/23/52	22,276
			Parker-Hannifin Corp., Senior Unsecured Notes:
100,000		BBB+	4.250% due 9/15/27	99,994
25,000		BBB+	4.000% due 6/14/49	19,933
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	212,948
120,000		BB+	Trinity Industries Inc., Company Guaranteed Notes, 7.750% due 7/15/28(a)	123,080

			Total Miscellaneous Manufacturers	1,155,115

Multi-National - 0.4%
200,000		AAA	African Development Bank, Senior Unsecured Notes, 4.125% due 1/22/36	194,401
1,505,000		Baa2(b)	African Export-Import Bank (The), Senior Unsecured Notes, 3.798% due 5/17/31(a)	1,367,071
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	2.500% due 11/2/27	195,900
100,000		AAA	4.375% due 1/14/28	100,563
200,000		AAA	3.750% due 4/25/28	199,014
200,000		AAA	3.625% due 8/28/29	197,214
200,000		AAA	3.875% due 9/28/32	195,789
100,000		AAA	4.375% due 3/22/35	99,901
200,000		AAA	4.250% due 1/14/36	197,142
200,000		AAA	Asian Infrastructure Investment Bank (The), Senior Unsecured Notes, 4.500% due 1/16/30	202,562
			Banque Ouest Africaine de Developpement, Senior Unsecured Notes:
500,000		Baa1(b)	5.000% due 7/27/27(a)(c)	498,022
1,330,000		Baa1(b)	4.700% due 10/22/31(a)	1,225,297
550,000	EUR	Baa1(b)	(Cost - $498,227, acquired 5/30/24), 2.750% due 1/22/33(d)	546,999
100,000		AAA(i)	European Bank for Reconstruction & Development, Senior Unsecured Notes, 4.250% due 3/13/34	99,176
			European Investment Bank, Senior Unsecured Notes:
400,000		AAA	3.750% due 11/15/29	395,615
200,000		AAA	4.500% due 3/14/30	202,694
200,000		AAA	3.750% due 3/13/31	196,539
300,000		AAA	4.125% due 2/13/34	295,862
100,000		AAA	4.625% due 2/12/35	101,703
200,000		AAA	4.250% due 2/8/36	197,172
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	1.125% due 1/13/31	174,842
400,000		AAA	4.375% due 7/17/34	400,097
200,000		AAA	4.125% due 1/23/36	194,866
100,000		AAA	International Finance Corp., Senior Unsecured Notes, 3.875% due 7/2/30	99,101

			Total Multi-National	7,577,542

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Office/Business Equipment - 0.0%@
$ 25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	$23,848

Oil & Gas - 1.5%
			Aker BP ASA, Senior Unsecured Notes:
330,000	EUR	BBB	(Cost - $336,776, acquired 3/7/24), 1.125% due 5/12/29(d)	362,041
655,000		BBB	5.800% due 10/1/54(a)	616,993
			APA Corp., Senior Unsecured Notes:
159,000		BBB-	4.250% due 1/15/30	156,922
720,000		BBB-	5.350% due 7/1/49	632,930
105,000		BB-	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 6.625% due 10/15/32(a)	107,801
106,220		B+	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	111,591
			BP Capital Markets America Inc., Company Guaranteed Notes:
110,000		A-	3.633% due 4/6/30	106,846
50,000		A-	4.812% due 2/13/33	49,944
93,000		A-	4.989% due 4/10/34	93,460
50,000		A-	2.772% due 11/10/50	30,886
100,000		A-	2.939% due 6/4/51	63,599
50,000		A-	3.001% due 3/17/52	31,992
50,000		A-	3.379% due 2/8/61	32,461
			BP Capital Markets PLC, Company Guaranteed Notes:
2,420,000		BBB	4.875% (5-Year CMT Index + 4.398%)(e)(f)	2,385,293
850,000		BBB	6.450% (5-Year CMT Index + 2.153%)(e)(f)	893,642
50,000		Baa1(b)	Canadian Natural Resources Ltd., Senior Unsecured Notes, 4.950% due 6/1/47	44,644
			Chevron USA Inc., Company Guaranteed Notes:
10,000		AA-	3.850% due 1/15/28	9,959
100,000		AA-	4.687% due 4/15/30	100,969
100,000		AA-	4.300% due 10/15/30	99,880
25,000		AA-	2.343% due 8/12/50	14,482
			Chord Energy Corp., Company Guaranteed Notes:
70,000		BB	6.000% due 10/1/30(a)	70,857
75,000		BB	6.750% due 3/15/33(a)	77,035
25,000		A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	28,690
60,000		BB	CNX Resources Corp., Company Guaranteed Notes, 5.875% due 3/1/34(a)	59,089
165,000		B	Comstock Resources Inc., Company Guaranteed Notes, 6.750% due 3/1/29(a)	162,582
			ConocoPhillips Co., Company Guaranteed Notes:
25,000		A-	5.050% due 9/15/33	25,410
25,000		A-	6.500% due 2/1/39	27,693
25,000		A-	3.800% due 3/15/52	18,451
50,000		A-	5.300% due 5/15/53	46,792
25,000		A-	5.550% due 3/15/54	24,267
50,000		A-	4.025% due 3/15/62	36,593
25,000		A-	5.700% due 9/15/63	24,357
340,000		A-	5.650% due 1/15/65	328,529
			Continental Resources Inc., Company Guaranteed Notes:
180,000		BBB-	2.268% due 11/15/26(a)	178,235
580,000		BBB-	4.375% due 1/15/28	577,003
80,000		BBB-	5.750% due 1/15/31(a)	81,674
			Coterra Energy Inc., Senior Unsecured Notes:
950,000		BBB+	3.900% due 5/15/27	946,873
150,000		BBB+	4.375% due 3/15/29	149,373
295,000		BBB+	5.400% due 2/15/35	298,755
140,000		BB-	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.875% due 4/15/32(a)	143,586

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Oil & Gas - 1.5% - (continued)
		Devon Energy Corp., Senior Unsecured Notes:
$ 92,000	BBB+	5.875% due 6/15/28	$92,008
129,000	BBB+	4.500% due 1/15/30	128,481
25,000	BBB+	5.200% due 9/15/34	25,161
485,000	BBB+	5.600% due 7/15/41	479,126
10,000	BBB+	4.750% due 5/15/42	8,940
640,000	BBB+	5.000% due 6/15/45	575,185
85,000	BB+	Diamond Foreign Asset Co./Diamond Finance LLC, Secured Notes, 8.500% due 10/1/30(a)	89,684
		Diamondback Energy Inc., Company Guaranteed Notes:
694,000	BBB	3.500% due 12/1/29(c)	672,412
200,000	BBB	3.125% due 3/24/31	187,340
2,000,000	NR	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29(a)	2,029,359
100,000	BB-	Ecopetrol SA, Senior Unsecured Notes, 8.375% due 1/19/36	102,546
		Eni SpA, Senior Unsecured Notes:
750,000	A-	5.250% due 5/18/36(a)	742,643
220,000	A-	5.950% due 5/15/54(a)	219,288
380,000	A-	6.000% due 5/18/56(a)	378,647
		EOG Resources Inc., Senior Unsecured Notes:
190,000	A-	4.375% due 4/15/30	189,110
50,000	A-	5.350% due 1/15/36	50,787
		EQT Corp., Senior Unsecured Notes:
113,000	BBB-	3.900% due 10/1/27	112,296
52,000	BBB-	5.700% due 4/1/28	53,079
150,000	BBB-	5.000% due 1/15/29	151,265
79,000	BBB-	4.750% due 1/15/31	78,538
200,000	BBB-	3.625% due 5/15/31(a)	188,319
128,000	BBB-	5.750% due 2/1/34	132,208
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	49,452
50,000	AA-	3.250% due 11/18/49	34,754
25,000	AA-	3.700% due 4/6/50	18,833
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	9,978
1,340,000	BBB-	5.375% due 3/15/30	1,351,983
1,515,000	BBB-	4.750% due 2/1/32	1,486,203
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	174,644
460,000	AA-	4.227% due 3/19/40	416,444
75,000	AA-	4.114% due 3/1/46	62,483
185,000	AA-	4.327% due 3/19/50	154,949
200,000	AA-	3.452% due 4/15/51	143,328
125,000	BB-	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(a)	128,453
1,755,000	BBB-	Harbour Energy PLC, Senior Unsecured Notes, 6.327% due 4/1/35(a)	1,806,714
75,000	AA-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	76,927
230,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	229,595
		Marathon Petroleum Corp., Senior Unsecured Notes:
25,000	BBB	5.150% due 3/1/30	25,433
25,000	BBB	6.500% due 3/1/41	26,939
285,000	BB-	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(a)	288,886
70,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	72,820
		Occidental Petroleum Corp., Senior Unsecured Notes:
50,000	BB+	5.550% due 10/1/34	51,517
50,000	BB+	6.450% due 9/15/36	54,354

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Oil & Gas - 1.5% - (continued)
$ 25,000	BB+	6.200% due 3/15/40	$26,355
50,000	BB+	6.600% due 3/15/46	53,669
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	187,638
		Permian Resources Operating LLC, Company Guaranteed Notes:
205,000	BBB-	5.875% due 7/1/29(a)	205,296
170,000	BBB-	6.250% due 2/1/33(a)	174,713
		Petroleos Mexicanos, Company Guaranteed Notes:
300,000	BBB	6.840% due 1/23/30	308,612
150,000	BBB	6.700% due 2/16/32	151,308
100,000	BBB	10.000% due 2/7/33	117,545
530,000	BBB	7.690% due 1/23/50	486,996
100,000	BBB+	Phillips 66, Company Guaranteed Notes, 4.650% due 11/15/34	97,332
50,000	BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	46,604
		Pioneer Natural Resources Co., Senior Unsecured Notes:
50,000	AA-	1.900% due 8/15/30	45,137
330,000	AA-	2.150% due 1/15/31	297,200
570,000	BBB-	Santos Finance Ltd., Company Guaranteed Notes, 5.750% due 11/13/35(a)	576,480
		Shell Finance US Inc., Company Guaranteed Notes:
220,000	A+	3.875% due 11/13/28(a)	218,359
25,000	A+	4.125% due 5/11/35	23,701
90,000	A+	4.550% due 8/12/43	79,819
140,000	A+	4.375% due 5/11/45	119,859
340,000	A+	4.000% due 5/10/46	272,750
480,000	A+	3.250% due 4/6/50	332,577
50,000	A+	3.000% due 11/26/51(a)	32,522
		SM Energy Co., Company Guaranteed Notes:
235,000	BB	6.625% due 1/15/27	235,444
305,000	BB	8.750% due 7/1/31(a)	319,419
		Sunoco LP, Company Guaranteed Notes:
110,000	BB+	7.000% due 5/1/29(a)	113,613
176,000	BB+	5.625% due 3/15/31(a)	176,293
135,000	BB+	7.250% due 5/1/32(a)	141,381
95,000	BB+	5.875% due 3/15/34(a)	94,473
50,000	A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	33,642
		TotalEnergies Capital SA, Company Guaranteed Notes:
50,000	A+	5.150% due 4/5/34	50,962
100,000	A+	4.724% due 9/10/34	99,173
25,000	A+	5.425% due 9/10/64	23,538
25,000	BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	27,595

		Total Oil & Gas	27,773,295

Oil & Gas Services - 0.3%
45,000	BB-	Archrock Services LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.000% due 2/1/34(a)	45,039
		Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor Inc.:
		Company Guaranteed Notes:
3,535,000	A	5.000% due 6/15/36	3,477,034
120,000	A	5.850% due 6/15/56	119,694
50,000	A	Senior Unsecured Notes, 4.486% due 5/1/30	49,945
100,000	BBB+	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	90,666
55,000	BB-	Kodiak Gas Services LLC, Company Guaranteed Notes, 6.500% due 10/1/33(a)	55,982
		Schlumberger Holdings Corp.:
910,000	A	Company Guaranteed Notes, 4.850% due 5/15/33(a)(c)	909,398
171,000	A	Senior Unsecured Notes, 3.900% due 5/17/28(a)	169,563

		Total Oil & Gas Services	4,917,321

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Packaging & Containers - 0.1%
		Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes:
$ 570,000	BBB	5.100% due 3/17/30	$577,216
94,000	BBB	2.690% due 5/25/31	85,144
		Ball Corp., Company Guaranteed Notes:
140,000	BB+	6.000% due 6/15/29	142,510
60,000	BB+	5.500% due 9/15/33	60,420
25,000	BBB	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34	25,543
95,000	B+	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(a)	91,104
200,000	BB-	Graphic Packaging International LLC, Company Guaranteed Notes, 6.375% due 7/15/32(a)(c)	201,906
175,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/30(a)	176,525
		Packaging Corp. of America, Senior Unsecured Notes:
25,000	BBB	5.700% due 12/1/33	25,993
25,000	BBB	3.050% due 10/1/51	16,108
239,000	BBB-	Sonoco Products Co., Senior Unsecured Notes, 3.125% due 5/1/30	225,072
100,000	B	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	96,123
331,000	B	Trivium Packaging Finance BV, Senior Secured Notes, 8.250% due 7/15/30(a)	349,483
		WRKCo Inc., Company Guaranteed Notes:
50,000	BBB	3.900% due 6/1/28	49,448
25,000	BBB	4.900% due 3/15/29	25,178

		Total Packaging & Containers	2,147,773

Pharmaceuticals - 0.8%
255,000	B	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(a)	261,438
		AbbVie Inc., Senior Unsecured Notes:
400,000	A-	4.800% due 3/15/29	404,465
1,530,000	A-	3.200% due 11/21/29	1,468,800
100,000	A-	4.875% due 3/15/30	101,460
180,000	A-	4.950% due 3/15/31	183,166
200,000	A-	4.550% due 3/15/35	194,197
200,000	A-	4.500% due 5/14/35	193,086
145,000	A-	4.750% due 3/15/36	142,017
10,000	A-	4.875% due 11/14/48	8,994
840,000	A-	4.250% due 11/21/49	686,922
75,000	A-	5.400% due 3/15/54	72,160
55,000	BB-	AdaptHealth LLC, Company Guaranteed Notes, 4.625% due 8/1/29(a)	53,122
		Astrazeneca Finance LLC, Company Guaranteed Notes:
100,000	A+	4.900% due 3/3/30	101,671
50,000	A+	5.000% due 2/26/34	50,644
		AstraZeneca PLC, Senior Unsecured Notes:
25,000	A+	4.000% due 9/18/42	21,260
25,000	A+	4.375% due 11/16/45	21,882
25,000	A+	4.375% due 8/17/48	21,546
25,000	A+	2.125% due 8/6/50	13,925
25,000	A+	3.000% due 5/28/51	16,699
243,000	BBB	Becton Dickinson & Co., Senior Unsecured Notes, 4.693% due 2/13/28	244,259
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
273,000	A	5.100% due 2/22/31	279,522
98,000	A	4.125% due 6/15/39	87,678
50,000	A	3.550% due 3/15/42	39,755
50,000	A	4.350% due 11/15/47	41,647
50,000	A	4.550% due 2/20/48	42,893
50,000	A	4.250% due 10/26/49	40,570
50,000	A	2.550% due 11/13/50	29,487
50,000	A	3.700% due 3/15/52	36,532

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Pharmaceuticals - 0.8% - (continued)
$ 898,000	A	5.550% due 2/22/54	$874,031
50,000	A	3.900% due 3/15/62	35,828
		Cencora Inc., Senior Unsecured Notes:
235,000	BBB+	4.600% due 2/13/33	230,574
122,000	BBB+	4.900% due 2/13/36	118,959
		CVS Health Corp., Senior Unsecured Notes:
150,000	BBB	4.300% due 3/25/28	149,529
150,000	BBB	5.000% due 1/30/29	151,716
394,000	BBB	2.125% due 9/15/31	344,139
100,000	BBB	4.780% due 3/25/38	93,315
100,000	BBB	5.125% due 7/20/45	89,885
200,000	BBB	5.050% due 3/25/48	175,350
		Eli Lilly & Co., Senior Unsecured Notes:
595,000	AA-	4.700% due 2/9/34	592,705
200,000	AA-	4.600% due 8/14/34	197,535
100,000	AA-	4.900% due 10/15/35	100,092
25,000	AA-	3.950% due 3/15/49	19,927
25,000	AA-	4.875% due 2/27/53	22,614
50,000	AA-	5.000% due 2/9/54	46,076
100,000	AA-	5.550% due 10/15/55	99,923
25,000	AA-	4.150% due 3/15/59	19,568
25,000	AA-	4.950% due 2/27/63	22,223
475,000	AA-	5.100% due 2/9/64	433,234
800,000	AA-	5.650% due 10/15/65	797,229
1,290,000	A	EMD Finance LLC, Company Guaranteed Notes, 4.375% due 10/15/30(a)	1,273,841
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	55,215
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	4.550% due 3/1/28	100,829
50,000	AAA	4.950% due 6/1/34	51,527
50,000	AAA	5.000% due 3/1/35	51,367
50,000	AAA	3.625% due 3/3/37	44,817
50,000	AAA	3.700% due 3/1/46	40,004
50,000	AAA	5.250% due 6/1/54	49,890
25,000	AAA	2.450% due 9/1/60	13,606
		Merck & Co., Inc.:
		Company Guaranteed Notes:
100,000	A+	3.850% due 9/15/27	99,768
100,000	A+	4.150% due 9/15/30	99,105
100,000	A+	4.950% due 9/15/35	100,052
		Senior Unsecured Notes:
25,000	A+	3.900% due 3/7/39	22,073
25,000	A+	3.600% due 9/15/42	20,032
50,000	A+	4.150% due 5/18/43	42,456
50,000	A+	3.700% due 2/10/45	39,155
50,000	A+	4.000% due 3/7/49	39,732
50,000	A+	2.450% due 6/24/50	29,332
390,000	A+	2.750% due 12/10/51	238,250
440,000	A+	5.550% due 12/4/55	432,066
50,000	A+	2.900% due 12/10/61	28,888
		Novartis Capital Corp., Company Guaranteed Notes:
100,000	AA-	3.800% due 9/18/29	98,300
100,000	AA-	4.100% due 11/5/30	98,416
100,000	AA-	4.300% due 11/5/32	98,041

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Pharmaceuticals - 0.8% - (continued)
$ 75,000	AA-	4.900% due 3/18/36	$74,654
255,000	BB	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	252,021
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	149,812
140,000	A	1.700% due 5/28/30	125,983
25,000	A	4.000% due 12/15/36	23,010
25,000	A	3.900% due 3/15/39	21,785
100,000	A	7.200% due 3/15/39	116,897
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.750% due 5/19/33	198,768
200,000	A	5.300% due 5/19/53	187,469
158,000	A	5.340% due 5/19/63	145,563
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	232,929
200,000	BBB+	Takeda US Financing Inc., Company Guaranteed Notes, 5.200% due 7/7/35	200,309
25,000	BB+	Utah Acquisition Sub Inc., Company Guaranteed Notes, 5.250% due 6/15/46	20,981
50,000	BB+	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	34,156
50,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	53,171
		Zoetis Inc., Senior Unsecured Notes:
25,000	BBB+	4.700% due 2/1/43	22,299
25,000	BBB+	3.950% due 9/12/47	19,512

		Total Pharmaceuticals	14,520,330

Pipelines - 1.5%
		Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes:
255,000	BB+	5.750% due 1/15/28(a)	255,233
45,000	BB+	5.750% due 10/15/33(a)	44,617
170,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	177,322
		Buckeye Partners LP, Senior Unsecured Notes:
145,000	BB	4.125% due 12/1/27	143,003
150,000	BB	6.875% due 7/1/29(a)	154,744
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
72,000	BBB+	5.125% due 6/30/27	72,307
199,000	BBB+	3.700% due 11/15/29	193,222
260,000	BBB	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	259,809
		Cheniere Energy Partners LP, Company Guaranteed Notes:
72,000	BBB+	4.500% due 10/1/29	71,650
308,000	BBB+	4.000% due 3/1/31	297,079
436,000	BBB+	3.250% due 1/31/32	400,193
105,000	BBB+	5.950% due 6/30/33	110,116
600,000	Baa1(b)	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(a)	634,252
		DT Midstream Inc., Company Guaranteed Notes:
100,000	BBB-	4.125% due 6/15/29(a)	98,057
65,000	BBB-	4.375% due 6/15/31(a)	62,928
50,000	A-	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 6.200% due 1/15/55	51,270
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.700% due 3/8/33	103,910
50,000	BBB+	2.500% due 8/1/33	42,717
25,000	BBB+	5.625% due 4/5/34	25,883
50,000	BBB+	3.400% due 8/1/51	34,269
50,000	BBB+	6.700% due 11/15/53	55,190
		Subordinated Notes:
875,000	BBB-	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(e)	883,639
435,000	BBB-	8.250% (5-Year CMT Index + 3.785%) due 1/15/84(e)	460,126

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Pipelines - 1.5% - (continued)
		Energy Transfer LP:
		Company Guaranteed Notes:
$ 340,000	BBB	5.250% due 4/15/29	$345,874
25,000	BBB	5.800% due 6/15/38	25,507
		Junior Subordinated Notes:
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(e)	431,756
380,000	BB+	6.500% (5-Year CMT Index + 2.676%) due 2/15/56(e)	383,453
		Senior Unsecured Notes:
49,000	BBB	5.500% due 6/1/27	49,438
76,000	BBB	5.550% due 2/15/28	77,302
30,000	BBB	4.950% due 6/15/28	30,245
800,000	BBB	3.750% due 5/15/30	772,714
280,000	BBB	5.550% due 5/15/34	286,099
50,000	BBB	5.350% due 1/15/36	49,930
340,000	BBB	5.300% due 4/1/44	310,961
18,000	BBB	5.300% due 4/15/47	16,180
750,000	BBB	6.250% due 4/15/49	751,239
147,000	BBB	5.000% due 5/15/50	125,102
1,860,000	BBB	5.950% due 5/15/54	1,793,706
675,000	BBB	6.200% due 4/1/55	671,900
		Enterprise Products Operating LLC, Company Guaranteed Notes:
660,000	A-	4.150% due 10/16/28	658,300
50,000	A-	4.850% due 1/31/34	49,901
150,000	A-	6.650% due 10/15/34	166,317
50,000	A-	4.950% due 2/15/35	49,924
110,000	A-	5.200% due 1/15/36	110,681
250,000	A-	4.850% due 3/15/44	228,967
25,000	A-	5.100% due 2/15/45	23,500
25,000	A-	4.250% due 2/15/48	20,531
50,000	A-	4.800% due 2/1/49	44,267
50,000	A-	4.200% due 1/31/50	40,359
130,000	A-	3.700% due 1/31/51	95,593
25,000	A-	3.200% due 2/15/52	16,584
25,000	A-	3.300% due 2/15/53	16,757
180,000	A-	5.550% due 2/16/55	174,317
180,000	A-	3.950% due 1/31/60	132,251
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(e)	59,921
		Harvest Midstream I LP, Senior Unsecured Notes:
110,000	BB-	7.500% due 5/15/32(a)	114,366
1,100,000	BB-	6.750% due 5/15/34(a)	1,129,318
		Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	BBB-	5.875% due 3/1/28(a)	161,968
5,000	BBB-	5.125% due 6/15/28(a)	4,994
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
75,000	BB-	7.375% due 7/15/32(a)	77,563
45,000	BB-	6.625% due 1/15/34(a)	45,531
25,000	BBB+	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	28,068
		Kinder Morgan Inc., Company Guaranteed Notes:
110,000	BBB+	5.000% due 2/1/29	111,442
170,000	BBB+	5.150% due 6/1/30	173,594
50,000	BBB+	5.550% due 6/1/45	48,471
25,000	BBB+	5.200% due 3/1/48	22,986
55,000	BBB+	3.250% due 8/1/50	36,788

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Pipelines - 1.5% - (continued)
$ 82,000	BBB+	3.600% due 2/15/51	$58,066
25,000	BBB+	5.450% due 8/1/52	23,504
725,000	BB+	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(a)	730,588
		MPLX LP, Senior Unsecured Notes:
850,000	BBB	4.800% due 2/15/29	854,986
180,000	BBB	4.800% due 2/15/31	179,863
100,000	BBB	5.400% due 9/15/35	100,096
755,000	BBB	5.300% due 4/1/36	746,250
130,000	BBB	4.500% due 4/15/38	117,981
140,000	BBB	4.700% due 4/15/48	116,371
50,000	BBB	5.500% due 2/15/49	46,069
50,000	BBB	4.950% due 3/14/52	42,465
110,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(a)	114,378
100,000	BB-	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	101,778
105,000	Ba1(b)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	109,079
		ONEOK Inc., Company Guaranteed Notes:
200,000	BBB	5.800% due 11/1/30	207,531
165,000	BBB	6.050% due 9/1/33	173,614
25,000	BBB	5.050% due 11/1/34	24,595
25,000	BBB	5.150% due 10/15/43	22,604
100,000	BBB	5.200% due 7/15/48	88,970
25,000	BBB	4.850% due 2/1/49	21,037
50,000	BBB	3.950% due 3/1/50	36,373
105,000	BBB	6.625% due 9/1/53	110,119
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,230
133,360	B2(b)	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30(a)	130,251
100,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.600% due 1/15/36	100,801
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	521,625
220,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 4.950% due 7/15/29(a)	218,101
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
40,000	BBB+	4.200% due 3/15/28	39,857
126,492	BBB+	5.900% due 9/15/37	131,983
1,355,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29	1,362,864
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	21,353
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes:
120,000	B+	5.500% due 1/15/28(a)	120,030
890,000	B+	6.000% due 12/31/30(a)	898,790
		Targa Resources Corp., Company Guaranteed Notes:
72,000	BBB	6.150% due 3/1/29	74,903
130,000	BBB	4.200% due 2/1/33	123,747
50,000	BBB	6.500% due 2/15/53	52,683
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
100,000	BBB	5.000% due 1/15/28	100,012
113,000	BBB	5.500% due 3/1/30	114,422
489,000	BBB	4.875% due 2/1/31	488,401
40,000	BBB	4.000% due 1/15/32	38,124
		TransCanada PipeLines Ltd.:
		Junior Subordinated Notes:
29,000	BBB-	6.125% (5-Year CMT Index + 2.250%) due 10/17/56(e)	29,240
32,000	BBB-	6.375% (5-Year CMT Index + 2.117%) due 10/17/56(e)	32,329
		Senior Unsecured Notes:
50,000	BBB+	7.625% due 1/15/39	59,193
25,000	BBB+	5.100% due 3/15/49	23,389

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Pipelines - 1.5% - (continued)
$ 420,000		BBB-	Transcanada Trust, Company Guaranteed Notes, 5.500% (3-Month Term SOFR + 4.416%) due 9/15/79(e)	$419,246
			Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
137,000		BBB+	4.000% due 3/15/28	135,959
138,000		BBB+	4.600% due 3/15/48	117,589
			Venture Global Calcasieu Pass LLC, Senior Secured Notes:
240,000		BBB-	3.875% due 8/15/29(a)	229,842
135,000		BBB-	3.875% due 11/1/33(a)	120,464
			Venture Global LNG Inc.:
225,000		B-	Junior Subordinated Notes, 9.000% (5-Year CMT Index + 5.440%)(a)(e)(f)	222,525
			Senior Secured Notes:
205,000		BB	8.125% due 6/1/28(a)	209,619
725,000		BB	9.500% due 2/1/29(a)	789,593
340,000		BB	7.000% due 1/15/30(a)	349,041
			Venture Global Plaquemines LNG LLC, Senior Secured Notes:
105,000		BB+	6.500% due 1/15/34(a)	109,857
130,000		BB+	6.500% due 6/15/34(a)	135,738
			Western Midstream Operating LP, Senior Unsecured Notes:
630,000		BBB-	4.050% due 2/1/30	612,659
100,000		BBB-	4.800% due 3/1/31	99,294
115,000		BBB-	5.250% due 2/1/50	100,372
			Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000		BBB+	6.000% due 3/15/55	50,281
100,000		BBB+	5.950% due 3/15/56	99,442

			Total Pipelines	27,133,367

Private Equity - 0.1%
			Brookfield Finance Inc., Company Guaranteed Notes:
50,000		A-	3.900% due 1/25/28	49,500
25,000		A-	4.850% due 3/29/29	25,098
865,000		A-	5.330% due 1/15/36	853,628
50,000		A-	5.968% due 3/4/54	49,604
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	17,048

			Total Private Equity	994,878

Real Estate - 0.2%
600,000	EUR	BBB	Aroundtown SA, Senior Unsecured Notes, (Cost - $699,240, acquired 10/20/25), 3.500% due 5/13/30(d)	687,363
490,000	EUR	Ba1(b)	Castellum AB, Junior Subordinated Notes, (Cost - $494,519, acquired 12/4/24), 3.125% (3.454% - 5-Year EUR Swap Rate)(d)(f)(j)	566,273
			CBRE Services Inc., Company Guaranteed Notes:
815,000		BBB+	4.900% due 1/15/33	804,512
740,000		BBB+	5.500% due 6/15/35	748,294

			Total Real Estate	2,806,442

Real Estate Investment Trusts (REITs) - 0.9%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/28	24,770
25,000		BBB+	4.500% due 7/30/29	24,751
25,000		BBB+	1.875% due 2/1/33	20,341
25,000		BBB+	4.750% due 4/15/35	23,727
655,000		BBB+	5.250% due 3/15/36	642,633
25,000		BBB+	3.550% due 3/15/52	17,215
370,000		BBB+	5.150% due 4/15/53	325,425
25,000		BBB+	5.625% due 5/15/54	23,506
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	24,856
25,000		BBB	3.625% due 4/15/32	23,287
25,000		BBB	5.500% due 2/1/34	25,374

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Real Estate Investment Trusts (REITs) - 0.9% - (continued)
		American Tower Corp., Senior Unsecured Notes:
$ 100,000	BBB+	5.800% due 11/15/28	$102,810
86,000	BBB+	3.800% due 8/15/29	84,051
100,000	BBB+	2.100% due 6/15/30	90,567
112,000	BBB+	1.875% due 10/15/30	99,557
106,000	BBB+	2.700% due 4/15/31	96,529
47,000	BBB+	2.300% due 9/15/31	41,604
1,865,000	NR	Arbor Realty SR Inc., Company Guaranteed Notes, 5.000% due 12/30/28(a)(c)	1,709,999
		AvalonBay Communities Inc., Senior Unsecured Notes:
25,000	A-	3.300% due 6/1/29	24,165
25,000	A-	2.300% due 3/1/30	23,109
50,000	A-	2.050% due 1/15/32	43,781
25,000	A-	5.000% due 2/15/33	25,327
25,000	A-	5.300% due 12/7/33	25,777
		Boston Properties LP, Senior Unsecured Notes:
25,000	BBB	4.500% due 12/1/28	24,929
25,000	BBB	3.400% due 6/21/29	24,048
25,000	BBB	3.250% due 1/30/31	23,221
25,000	BBB	2.450% due 10/1/33	20,633
25,000	BBB	6.500% due 1/15/34	26,497
25,000	BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	25,513
25,000	A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	24,941
		Crown Castle Inc., Senior Unsecured Notes:
109,000	BBB	5.000% due 1/11/28	109,865
113,000	BBB	3.800% due 2/15/28	111,636
69,000	BBB	3.100% due 11/15/29	65,482
83,000	BBB	2.250% due 1/15/31	73,933
66,000	BBB	2.100% due 4/1/31	58,026
310,000	BBB	2.500% due 7/15/31	276,018
25,000	BBB	CubeSmart LP, Company Guaranteed Notes, 2.500% due 2/15/32	22,065
25,000	BBB+	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,426
25,000	BBB-	EPR Properties, Senior Unsecured Notes, 3.750% due 8/15/29	24,117
1,330,000	BBB+	Equinix Asia Financing Corp. Pte Ltd., Company Guaranteed Notes, 4.400% due 3/15/31	1,306,275
		Equinix Inc., Senior Unsecured Notes:
130,000	BBB+	1.550% due 3/15/28	123,619
183,000	BBB+	2.000% due 5/15/28	174,723
183,000	BBB+	3.200% due 11/18/29	174,670
170,000	BBB+	2.500% due 5/15/31	152,530
		ERP Operating LP, Senior Unsecured Notes:
25,000	A-	3.500% due 3/1/28	24,625
25,000	A-	4.150% due 12/1/28	24,865
25,000	A-	3.000% due 7/1/29	23,955
25,000	A-	2.500% due 2/15/30	23,259
25,000	A-	1.850% due 8/1/31	21,940
1,606,000	BBB	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	1,451,942
		Essex Portfolio LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/29	24,643
170,000	BBB+	5.500% due 4/1/34	173,361
		Extra Space Storage LP, Company Guaranteed Notes:
106,000	BBB+	5.700% due 4/1/28	108,150
50,000	BBB+	5.500% due 7/1/30	51,272
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
87,000	BBB-	5.300% due 1/15/29	87,593

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Real Estate Investment Trusts (REITs) - 0.9% - (continued)
$ 267,000	BBB-	4.000% due 1/15/30	$257,165
65,000	BBB-	4.000% due 1/15/31	61,524
86,000	BBB-	3.250% due 1/15/32	77,474
		Healthpeak OP LLC, Company Guaranteed Notes:
50,000	BBB+	3.000% due 1/15/30	47,204
25,000	BBB+	2.875% due 1/15/31	22,991
25,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	22,332
146,000	BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	138,298
510,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/27(a)	509,132
1,530,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	1,475,649
		Kilroy Realty LP, Company Guaranteed Notes:
25,000	BBB-	4.250% due 8/15/29	24,231
25,000	BBB-	2.650% due 11/15/33	20,110
		Kimco Realty OP LLC, Company Guaranteed Notes:
50,000	A-	2.250% due 12/1/31	44,264
25,000	A-	3.200% due 4/1/32	23,088
25,000	A-	4.600% due 2/1/33	24,660
65,000	BB+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 7.000% due 7/15/31(a)	67,372
25,000	A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	24,975
		NNN REIT Inc., Senior Unsecured Notes:
124,000	BBB+	3.100% due 4/15/50	80,232
238,000	BBB+	3.500% due 4/15/51	166,142
		Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000	BBB-	4.750% due 1/15/28	25,046
25,000	BBB-	3.625% due 10/1/29	24,019
		Piedmont Operating Partnership LP, Company Guaranteed Notes:
153,000	BBB-	9.250% due 7/20/28	166,778
925,000	BBB-	2.750% due 4/1/32	784,930
		Prologis LP, Senior Unsecured Notes:
25,000	A	4.875% due 6/15/28	25,266
147,000	A	2.250% due 4/15/30	135,281
25,000	A	4.625% due 1/15/33	24,786
25,000	A	5.125% due 1/15/34	25,259
25,000	A	5.000% due 3/15/34	25,004
140,000	A	2.125% due 10/15/50	75,530
25,000	A	5.250% due 6/15/53	23,649
		Public Storage Operating Co., Company Guaranteed Notes:
25,000	A	1.850% due 5/1/28	23,904
25,000	A	3.385% due 5/1/29	24,355
25,000	A	2.250% due 11/9/31	22,206
25,000	A	5.100% due 8/1/33	25,454
		Realty Income Corp., Senior Unsecured Notes:
57,000	A-	3.100% due 12/15/29	54,252
74,000	A-	3.250% due 1/15/31	69,626
134,000	A-	5.125% due 2/15/34	135,024
25,000	A-	Regency Centers LP, Company Guaranteed Notes, 5.250% due 1/15/34	25,326
280,000	BB	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 6.500% due 4/1/32(a)	287,247
185,000	BB+	SBA Communications Corp., Senior Unsecured Notes, 3.125% due 2/1/29	177,607
		Simon Property Group LP, Senior Unsecured Notes:
50,000	A	3.375% due 6/15/27	49,617
50,000	A	3.375% due 12/1/27	49,397
50,000	A	2.450% due 9/13/29	46,859
50,000	A	2.650% due 7/15/30	46,499

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Real Estate Investment Trusts (REITs) - 0.9% - (continued)
$ 25,000	A	2.200% due 2/1/31	$22,484
25,000	A	2.250% due 1/15/32	21,892
25,000	A	2.650% due 2/1/32	22,339
25,000	A	5.500% due 3/8/33	25,915
25,000	A	6.250% due 1/15/34	26,938
50,000	A	3.250% due 9/13/49	34,384
25,000	A	3.800% due 7/15/50	18,811
135,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	140,213
		UDR Inc., Company Guaranteed Notes:
25,000	BBB+	3.000% due 8/15/31	22,982
255,000	BBB+	2.100% due 8/1/32	217,059
170,000	BBB+	5.125% due 9/1/34	169,653
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	24,797
25,000	BBB+	4.400% due 1/15/29	24,887
25,000	BBB+	3.000% due 1/15/30	23,588
25,000	BBB+	4.875% due 4/15/49	21,909
312,000	BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	312,467
605,000	BBB-	Vornado Realty LP, Senior Unsecured Notes, 5.750% due 2/1/33	602,999
		Welltower OP LLC, Company Guaranteed Notes:
25,000	A-	2.050% due 1/15/29	23,535
25,000	A-	4.125% due 3/15/29	24,807
25,000	A-	3.100% due 1/15/30	23,759
25,000	A-	2.750% due 1/15/31	23,038
25,000	A-	2.750% due 1/15/32	22,603
		Weyerhaeuser Co., Senior Unsecured Notes:
25,000	BBB	4.000% due 11/15/29	24,489
25,000	BBB	4.000% due 3/9/52	18,757

		Total Real Estate Investment Trusts (REITs)	15,781,002

Retail - 0.3%
120,000	BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	116,602
50,000	BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	50,758
355,000	BB+	Bath & Body Works Inc., Company Guaranteed Notes, 7.500% due 6/15/29	360,653
100,000	AA	Costco Wholesale Corp., Senior Unsecured Notes, 1.600% due 4/20/30	90,634
25,000	BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	18,046
25,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	19,365
145,000	BB+	Gap Inc. (The), Company Guaranteed Notes, 3.625% due 10/1/29(a)	135,815
60,000	BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	58,390
		Home Depot Inc. (The), Senior Unsecured Notes:
50,000	A	3.750% due 9/15/28	49,570
100,000	A	2.950% due 6/15/29	96,185
50,000	A	4.950% due 6/25/34	50,208
50,000	A	5.875% due 12/16/36	53,094
70,000	A	3.300% due 4/15/40	56,192
25,000	A	4.200% due 4/1/43	21,304
25,000	A	4.875% due 2/15/44	22,969
25,000	A	4.400% due 3/15/45	21,355
50,000	A	4.250% due 4/1/46	41,689
50,000	A	4.500% due 12/6/48	42,361
50,000	A	3.125% due 12/15/49	33,470
50,000	A	2.375% due 3/15/51	28,267
50,000	A	2.750% due 9/15/51	30,444
50,000	A	3.625% due 4/15/52	35,949

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Retail - 0.3% - (continued)
$ 25,000	A	4.950% due 9/15/52	$22,442
25,000	A	3.500% due 9/15/56	17,259
		Lithia Motors Inc.:
70,000	BB+	Company Guaranteed Notes, 5.500% due 10/1/30(a)	69,445
115,000	BB+	Senior Unsecured Notes, 3.875% due 6/1/29(a)	110,289
		Lowe’s Cos., Inc., Senior Unsecured Notes:
405,000	BBB+	3.650% due 4/5/29	396,060
284,000	BBB+	1.700% due 10/15/30	251,100
91,000	BBB+	2.625% due 4/1/31	83,034
50,000	BBB+	4.050% due 5/3/47	39,057
50,000	BBB+	3.000% due 10/15/50	31,493
25,000	BBB+	4.250% due 4/1/52	19,531
50,000	BBB+	5.625% due 4/15/53	48,005
25,000	BBB+	4.450% due 4/1/62	19,372
		Macy’s Retail Holdings LLC, Company Guaranteed Notes:
360,000	BB+	5.875% due 3/15/30(a)	358,939
95,000	BB+	6.125% due 3/15/32(a)	95,109
		McDonald’s Corp., Senior Unsecured Notes:
100,000	BBB+	4.600% due 5/15/30	100,630
25,000	BBB+	4.700% due 12/9/35	24,489
25,000	BBB+	6.300% due 3/1/38	27,328
25,000	BBB+	4.450% due 9/1/48	20,937
50,000	BBB+	3.625% due 9/1/49	36,330
425,000	BBB+	4.200% due 4/1/50	338,956
25,000	BBB+	5.150% due 9/9/52	22,876
25,000	BBB+	5.450% due 8/14/53	23,862
135,000	BB+	Nordstrom Inc., Senior Secured Notes, 4.375% due 4/1/30	129,088
50,000	BBB	O’Reilly Automotive Inc., Senior Unsecured Notes, 5.100% due 3/12/36	49,435
115,000	BB-	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 6/15/29	110,279
925,000	BB-	PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes, 7.500% due 9/15/32(a)	932,793
180,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	176,405
		Starbucks Corp., Senior Unsecured Notes:
25,000	BBB+	3.750% due 12/1/47	18,668
25,000	BBB+	4.450% due 8/15/49	20,582
25,000	BBB+	3.350% due 3/12/50	17,073
25,000	BBB+	3.500% due 11/15/50	17,469
80,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	77,488
		Target Corp., Senior Unsecured Notes:
50,000	A	4.350% due 6/15/28	50,129
50,000	A	4.500% due 9/15/32	50,081
25,000	A	4.000% due 7/1/42	20,950
25,000	A	3.625% due 4/15/46	18,933
50,000	A	2.950% due 1/15/52	31,780
		Walmart Inc., Senior Unsecured Notes:
100,000	AA	1.800% due 9/22/31	88,483
100,000	AA	4.100% due 4/15/33	97,807
25,000	AA	6.200% due 4/15/38	27,883
25,000	AA	3.950% due 6/28/38	23,071
25,000	AA	5.625% due 4/15/41	26,498
25,000	AA	2.500% due 9/22/41	17,991
25,000	AA	3.625% due 12/15/47	19,548
50,000	AA	4.050% due 6/29/48	41,339
25,000	AA	2.950% due 9/24/49	16,925

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Retail - 0.3% - (continued)
$ 50,000	AA	2.650% due 9/22/51	$31,073

		Total Retail	5,701,634

Semiconductors - 0.5%
130,000	BB	Amkor Technology Inc., Company Guaranteed Notes, 5.875% due 10/1/33(a)	130,754
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A	2.800% due 10/1/41	18,187
25,000	A	2.950% due 10/1/51	16,150
		Applied Materials Inc., Senior Unsecured Notes:
25,000	A	5.850% due 6/15/41	26,379
25,000	A	4.350% due 4/1/47	21,405
		Broadcom Inc.:
		Company Guaranteed Notes:
296,000	A-	4.150% due 11/15/30	290,843
50,000	A-	3.500% due 2/15/41	39,953
100,000	A-	3.750% due 2/15/51	74,846
		Senior Unsecured Notes:
170,000	A-	4.150% due 4/15/32(a)	164,208
230,000	A-	4.900% due 7/15/32	231,273
100,000	A-	3.469% due 4/15/34	90,005
26,000	A-	5.200% due 7/15/35	26,116
1,054,000	A-	3.137% due 11/15/35(a)	896,661
		Entegris Inc.:
260,000	BB-	Company Guaranteed Notes, 5.950% due 6/15/30(a)	262,744
1,100,000	BB	Senior Secured Notes, 4.750% due 4/15/29(a)	1,093,921
		Foundry JV Holdco LLC, Senior Secured Notes:
320,000	BBB	5.875% due 1/25/34(a)	324,400
200,000	BBB	6.100% due 1/25/36(a)	210,366
1,320,000	BBB	6.200% due 1/25/37(a)	1,392,362
		Intel Corp., Senior Unsecured Notes:
100,000	BBB	4.875% due 2/10/28	100,676
100,000	BBB	2.450% due 11/15/29	93,139
100,000	BBB	4.150% due 8/5/32	96,079
710,000	BBB	5.300% due 5/15/36	708,796
735,000	BBB	3.250% due 11/15/49	482,556
100,000	BBB	4.750% due 3/25/50	83,151
100,000	BBB	4.900% due 8/5/52	84,601
50,000	BBB	5.700% due 2/10/53	47,445
25,000	BBB	5.600% due 2/21/54	23,541
64,000	BBB	5.900% due 2/10/63	61,667
200,000	BBB-	Kioxia Holdings Corp., Company Guaranteed Notes, 6.250% due 7/24/30(a)	206,064
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	256,194
50,000	A-	5.250% due 7/15/62	46,459
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	22,794
25,000	A-	3.125% due 6/15/60	15,456
		Marvell Technology Inc.:
		Company Guaranteed Notes:
55,000	BBB	4.750% due 7/15/30	55,163
50,000	BBB	2.950% due 4/15/31	46,063
126,000	BBB	5.300% due 4/15/36	126,096
		Senior Unsecured Notes:
25,000	BBB	5.750% due 2/15/29	25,715

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Semiconductors - 0.5% - (continued)
$ 100,000	BBB	5.450% due 7/15/35	$102,250
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	20,902
50,000	AA-	3.500% due 4/1/50	37,308
296,000	BBB+	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 2.500% due 5/11/31	266,015
70,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	68,346
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	22,916
25,000	A	4.800% due 5/20/45	22,535
25,000	A	3.250% due 5/20/50	17,113
25,000	A	4.500% due 5/20/52	20,936
25,000	A	6.000% due 5/20/53	25,881
105,000	BB-	Synaptics Inc., Company Guaranteed Notes, 4.000% due 6/15/29(a)	100,545
		Texas Instruments Inc., Senior Unsecured Notes:
25,000	A+	3.875% due 3/15/39	22,017
50,000	A+	4.150% due 5/15/48	41,446
62,000	A+	5.050% due 5/18/63	55,780

		Total Semiconductors	8,716,218

Shipbuilding - 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	129,793

Software - 0.8%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	46,312
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	482,356
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	84,639
750,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	735,988
25,000	BBB-	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28(c)	24,895
115,000	BB	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	110,173
25,000	BB+	Fair Isaac Corp., Senior Unsecured Notes, 6.000% due 5/15/33(a)	24,774
		Fidelity National Information Services Inc., Senior Unsecured Notes:
25,000	BBB	1.650% due 3/1/28	23,761
1,195,000	BBB	4.550% due 3/10/29	1,188,527
100,000	BBB	4.800% due 3/10/31	99,250
25,000	BBB	3.100% due 3/1/41	18,223
		Fiserv Inc., Senior Unsecured Notes:
25,000	BBB	5.450% due 3/2/28	25,316
25,000	BBB	5.375% due 8/21/28	25,335
25,000	BBB	4.200% due 10/1/28	24,741
100,000	BBB	3.500% due 7/1/29	96,178
25,000	BBB	2.650% due 6/1/30	22,912
50,000	BBB	4.400% due 7/1/49	38,329
		Intuit Inc., Senior Unsecured Notes:
25,000	A	1.350% due 7/15/27	24,244
25,000	A	5.125% due 9/15/28	25,387
25,000	A	1.650% due 7/15/30	22,221
		Microsoft Corp., Senior Unsecured Notes:
50,000	AAA	3.450% due 8/8/36	44,883
150,000	AAA	2.525% due 6/1/50	90,288
50,000	AAA	2.500% due 9/15/50	29,846
75,000	AAA	2.921% due 3/17/52	48,373
50,000	AAA	4.500% due 2/6/57	42,903
50,000	AAA	3.041% due 3/17/62	30,655
125,000	(P)BB	OAK-Eagle Acquireco Inc., Senior Secured Notes, 7.250% due 7/1/33(a)	130,264

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Software - 0.8% - (continued)
		Oracle Corp., Senior Unsecured Notes:
$ 250,000	BBB	2.300% due 3/25/28	$239,304
525,000	BBB	4.550% due 2/4/29	519,639
100,000	BBB	2.950% due 4/1/30	92,307
950,000	BBB	4.450% due 9/26/30	920,918
600,000	BBB	2.875% due 3/25/31	537,323
46,000	BBB	6.250% due 11/9/32	47,599
238,000	BBB	4.300% due 7/8/34	215,323
100,000	BBB	5.200% due 9/26/35	95,044
2,332,000	BBB	5.700% due 2/4/36	2,289,249
37,000	BBB	3.850% due 7/15/36	31,032
200,000	BBB	3.800% due 11/15/37	162,285
88,000	BBB	5.375% due 7/15/40	79,159
500,000	BBB	3.650% due 3/25/41	365,861
330,000	BBB	6.550% due 2/4/46	317,799
111,000	BBB	4.000% due 7/15/46	77,157
91,000	BBB	4.000% due 11/15/47	62,433
280,000	BBB	3.600% due 4/1/50	174,768
60,000	BBB	3.950% due 3/25/51	39,371
317,000	BBB	5.375% due 9/27/54	253,970
232,000	BBB	4.375% due 5/15/55	158,933
25,000	BBB	6.000% due 8/3/55	21,895
1,040,000	BBB	5.950% due 9/26/55	908,905
955,000	BBB	6.700% due 2/4/56(c)	917,560
600,000	BBB	3.850% due 4/1/60	361,993
475,000	BBB	6.850% due 2/4/66	455,998
135,000	BB	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	141,578
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,696
80,000	BBB+	4.450% due 9/15/30	78,812
25,000	BBB+	1.750% due 2/15/31	21,679
25,000	BBB+	4.900% due 10/15/34	24,137
		Salesforce Inc., Senior Unsecured Notes:
100,000	A+	4.650% due 3/15/29	100,169
100,000	A+	1.950% due 7/15/31	87,404
100,000	A+	4.900% due 9/15/31	100,039
150,000	A+	5.550% due 3/15/36	150,973
140,000	A+	2.700% due 7/15/41	96,402
50,000	A+	2.900% due 7/15/51	29,573
25,000	A+	3.050% due 7/15/61	14,293
220,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	220,117
		Synopsys Inc., Senior Unsecured Notes:
210,000	BBB	4.850% due 4/1/30	211,187
130,000	BBB	5.000% due 4/1/32	130,793
182,000	BBB	5.700% due 4/1/55	177,163
25,000	BBB+	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	24,362

		Total Software	14,538,975

Telecommunications - 1.5%
75,000	Ba3(b)	APLD ComputeCo 2 LLC, Senior Secured Notes, 6.750% due 3/15/31(a)(c)	75,627
		AT&T Inc., Senior Unsecured Notes:
100,000	BBB	2.300% due 6/1/27	98,125
150,000	BBB	1.650% due 2/1/28	143,532
255,000	BBB	4.350% due 3/1/29	254,386
117,000	BBB	2.750% due 6/1/31	106,745

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Telecommunications - 1.5% - (continued)
$ 83,000		BBB	5.400% due 2/15/34	$84,781
325,000		BBB	4.900% due 11/1/35	316,920
250,000		BBB	5.125% due 4/30/36	246,660
1,250,000		BBB	5.250% due 10/30/36	1,236,615
25,000		BBB	5.250% due 3/1/37	24,793
25,000		BBB	4.900% due 8/15/37	24,069
25,000		BBB	4.850% due 3/1/39	23,362
80,000		BBB	5.550% due 8/15/41	78,217
73,000		BBB	4.350% due 6/15/45	59,521
132,000		BBB	4.750% due 5/15/46	112,075
238,000		BBB	4.500% due 3/9/48	192,520
270,000		BBB	3.500% due 9/15/53	178,280
1,470,000		BBB	5.700% due 11/1/54	1,386,079
2,677,000		BBB	3.550% due 9/15/55	1,750,905
250,000		BBB	6.000% due 4/30/56	244,885
190,000		BBB	6.050% due 8/15/56	187,518
940,000		BBB	6.200% due 10/30/56	945,846
52,000		BBB	3.800% due 12/1/57	35,319
432,000		BBB	3.650% due 9/15/59	281,652
18,000		BBB	3.850% due 6/1/60	12,190
500,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost - $681,046, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(d)(e)	712,357
495,000	EUR	BBB	Chorus Ltd., Company Guaranteed Notes, (Cost - $574,186, acquired 1/13/26), 3.529% due 11/26/32(d)	571,514
110,000		Ba3(b)	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(a)	114,766
			Cisco Systems Inc., Senior Unsecured Notes:
100,000		AA-	4.950% due 2/26/31	102,091
50,000		AA-	5.900% due 2/15/39	53,213
50,000		AA-	5.500% due 1/15/40	51,140
25,000		AA-	5.350% due 2/26/64	23,482
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	23,836
25,000		BBB+	4.375% due 11/15/57	20,073
200,000		B	Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	207,547
45,000		BB+	Edged Compute LLC, Senior Secured Notes, 7.500% due 4/30/31(a)	45,196
370,000	EUR	BB+	Fibercop SpA, Senior Secured Notes, 1.625% due 1/18/29	409,554
75,000		Ba3(b)	Flash Compute LLC, Senior Secured Notes, 7.250% due 12/31/30(a)	77,444
625,000		(P)BBB-	HUT 8 DC LLC, Senior Secured Notes, 6.192% due 11/15/42(a)	631,893
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	55,497
			Level 3 Financing Inc., Senior Secured Notes:
65,000		B+	6.875% due 6/30/33(a)	67,020
1,070,000		B+	7.000% due 3/31/34(a)	1,110,807
220,000		(P)BB-	Meridian Arc Holdco LLC, Senior Secured Notes, 6.250% due 4/30/31(a)	221,290
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	83,096
37,000		BBB	2.750% due 5/24/31	33,642
26,000		BBB	5.600% due 6/1/32	26,895
300,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	318,794
165,000		(P)BB	PR RNO Property Owner 1 LLC, Senior Secured Notes, 6.500% due 5/1/31(a)	165,322
711,000		Baa3(b)	RD Michigan Property Owner I LLC, Senior Secured Notes, 7.500% due 3/30/45(a)	712,005
			Rogers Communications Inc.:
240,000		BBB-	Company Guaranteed Notes, 5.300% due 2/15/34	238,604
840,000		BB	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 2.840%) due 7/31/56(e)	855,824
950,000		BB	Subordinated Notes, 7.125% (5-Year CMT Index + 2.620%) due 4/15/55(e)	984,069
715,000	EUR	Ba3(b)	SES SA, Company Guaranteed Notes, (Cost - $811,640, acquired 6/11/25), 5.500% (5-Year EURIBOR ICE Swap + 3.232%) due 9/12/54(d)(e)	846,485

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Telecommunications - 1.5% - (continued)
$ 600,000		Aa2(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	$602,489
1,300,000		(P)BB+	SV RNO Property Owner 1 LLC, Senior Secured Notes, 5.875% due 3/1/31(a)	1,284,089
150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	133,054
400,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost - $450,953, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(d)(e)(f)	496,262
			TELUS Corp., Junior Subordinated Notes:
650,000		BB	7.000% (5-Year CMT Index + 2.709%) due 10/15/55(e)	669,515
710,000		BB	6.625% (5-Year CMT Index + 2.515%) due 6/9/56(e)	708,182
			T-Mobile USA Inc., Company Guaranteed Notes:
100,000		BBB+	4.950% due 3/15/28	100,978
110,000		BBB+	2.625% due 2/15/29	104,814
400,000		BBB+	3.375% due 4/15/29	388,130
80,000		BBB+	2.875% due 2/15/31	73,766
100,000		BBB+	3.500% due 4/15/31	94,714
290,000		BBB+	2.250% due 11/15/31	255,503
330,000		BBB+	2.700% due 3/15/32	294,088
199,000		BBB+	5.050% due 7/15/33	200,185
50,000		BBB+	5.300% due 5/15/35	50,600
100,000		BBB+	4.375% due 4/15/40	88,698
100,000		BBB+	3.300% due 2/15/51	66,136
100,000		BBB+	3.400% due 10/15/52	66,494
250,000		BBB+	5.500% due 1/15/55	233,306
50,000		BBB+	5.875% due 11/15/55	49,155
100,000		BBB+	5.700% due 1/15/56	95,941
			Verizon Communications Inc.:
			Junior Subordinated Notes:
621,000		BBB-	6.200% (5-Year CMT Index + 2.042%) due 5/14/56(e)	630,630
250,000		BBB-	6.050% (5-Year CMT Index + 1.813%) due 5/14/58(e)	253,290
			Senior Unsecured Notes:
37,000		BBB+	4.016% due 12/3/29	36,462
10,000		BBB+	3.150% due 3/22/30	9,531
138,000		BBB+	1.680% due 10/30/30	122,165
145,000		BBB+	1.750% due 1/20/31	127,958
115,000		BBB+	2.550% due 3/21/31	104,844
100,000		BBB+	2.355% due 3/15/32	87,822
64,000		BBB+	5.050% due 5/9/33	64,773
101,000		BBB+	5.850% due 9/15/35	106,137
21,000		BBB+	4.272% due 1/15/36	19,500
1,695,000		BBB+	5.000% due 1/15/36	1,663,441
100,000		BBB+	5.401% due 7/2/37	100,386
143,000		BBB+	2.650% due 11/20/40	101,973
100,000		BBB+	4.000% due 3/22/50	76,831
50,000		BBB+	2.875% due 11/20/50	30,890
150,000		BBB+	3.550% due 3/22/51	105,586
100,000		BBB+	5.875% due 11/30/55	98,316
69,000		BBB+	2.987% due 10/30/56	40,950
100,000		BBB+	3.000% due 11/20/60	58,222
500,000	EUR	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, (Cost - $533,182, acquired 12/3/24), 5.625% due 4/15/32(d)	545,732
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,670
25,000		BBB	4.875% due 6/19/49	21,512
25,000		BBB	4.250% due 9/17/50	19,432
50,000		BBB	5.750% due 6/28/54	47,827
25,000		BBB	5.875% due 6/28/64	24,038

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Telecommunications - 1.5% - (continued)
$ 695,000	BB	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(a)	$731,929

		Total Telecommunications	28,160,024

Toys/Games/Hobbies - 0.1%
		Mattel Inc.:
765,000	BBB	Company Guaranteed Notes, 5.875% due 12/15/27(a)	765,030
595,000	BBB	Senior Unsecured Notes, 5.450% due 11/1/41	547,717

		Total Toys/Games/Hobbies	1,312,747

Transportation - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
201,000	AA-	4.150% due 12/15/48	162,657
52,000	AA-	3.050% due 2/15/51	34,032
134,000	AA-	2.875% due 6/15/52	83,386
500,000	AA-	5.500% due 3/15/55	485,724
		Canadian National Railway Co., Senior Unsecured Notes:
25,000	A-	3.200% due 8/2/46	17,831
25,000	A-	3.650% due 2/3/48	18,864
25,000	A-	4.450% due 1/20/49	21,311
		Canadian Pacific Railway Co., Company Guaranteed Notes:
50,000	BBB+	3.000% due 12/2/41	36,970
25,000	BBB+	4.300% due 5/15/43	21,596
25,000	BBB+	4.700% due 5/1/48	21,982
25,000	BBB+	3.500% due 5/1/50	17,841
270,000	BBB+	3.100% due 12/2/51	176,151
		CSX Corp., Senior Unsecured Notes:
25,000	BBB+	4.100% due 11/15/32	24,248
25,000	BBB+	4.750% due 5/30/42	22,990
25,000	BBB+	3.800% due 11/1/46	19,509
25,000	BBB+	4.750% due 11/15/48	22,139
25,000	BBB+	3.350% due 9/15/49	17,521
25,000	BBB+	3.800% due 4/15/50	18,924
25,000	BBB+	3.950% due 5/1/50	19,406
25,000	BBB+	4.500% due 11/15/52	21,052
25,000	BBB+	4.500% due 8/1/54	20,931
25,000	BBB+	4.250% due 11/1/66	19,115
25,000	BBB	FedEx Corp., Company Guaranteed Notes, 4.750% due 11/15/45	21,539
145,000	BB	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(a)	147,910
		Norfolk Southern Corp., Senior Unsecured Notes:
46,000	BBB+	2.550% due 11/1/29	43,246
166,000	BBB+	2.300% due 5/15/31	149,067
138,000	BBB+	3.942% due 11/1/47	107,585
52,000	BBB+	3.155% due 5/15/55	33,410
		Union Pacific Corp., Senior Unsecured Notes:
153,000	A-	2.800% due 2/14/32	139,519
44,000	A-	2.891% due 4/6/36	37,090
35,000	A-	4.300% due 3/1/49	28,929
138,000	A-	3.250% due 2/5/50	94,916
45,000	A-	2.950% due 3/10/52	28,705
144,000	A-	3.500% due 2/14/53	101,671
		United Parcel Service Inc., Senior Unsecured Notes:
50,000	A	4.875% due 3/3/33	50,741
50,000	A	5.150% due 5/22/34	51,205
25,000	A	6.200% due 1/15/38	27,172
25,000	A	4.250% due 3/15/49	20,281

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.3% - (continued)
Transportation - 0.2% - (continued)
$ 25,000		A	3.400% due 9/1/49	$17,686
25,000		A	5.300% due 4/1/50	23,697
100,000		A	6.050% due 5/14/65	102,141
175,000		B+	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(a)	180,736
223,981		Ba1(b)	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(a)	238,504

			Total Transportation	2,949,930

Trucking & Leasing - 0.2%
335,000		BBB	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 4.900% due 10/10/30(a)	333,188
1,890,000		BB	FTAI Aviation Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,954,358
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	4.700% due 4/1/29	25,080
25,000		BBB	4.000% due 6/30/30	24,380
25,000		BBB	3.500% due 6/1/32	23,171
25,000		BBB	5.450% due 9/15/33	25,372
25,000		BBB	6.900% due 5/1/34	27,637
715,000		A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 5.250% due 11/26/35(a)	702,477

			Total Trucking & Leasing	3,115,663

Water - 0.0%@
			American Water Capital Corp., Senior Unsecured Notes:
100,000		A	5.250% due 3/1/35	101,545
50,000		A	5.450% due 3/1/54	47,850
351,000	EUR	BB+	Holding d’Infrastructures des Metiers de l’Environnement SAS, Senior Unsecured Notes, (Cost - $377,179, acquired 12/5/24), 4.875% due 10/24/29(d)	419,485

			Total Water	568,880

			TOTAL CORPORATE BONDS & NOTES (Cost - $547,864,748)	573,067,878

MORTGAGE-BACKED SECURITIES - 25.4%
FHLMC - 6.8%
			Federal Home Loan Mortgage Corp. (FHLMC):
1,978,195			4.500% due 4/1/29 - 3/1/56	1,918,676
26,634,554			5.500% due 1/1/30 - 11/1/55	26,893,893
21,906,192			3.000% due 3/1/31 - 6/1/52	19,372,448
3,105,987			1.500% due 5/1/31 - 12/1/50	2,508,856
19,571,336			2.500% due 11/1/31 - 5/1/52	16,595,884
7,843,023			3.500% due 11/1/33 - 4/1/52	7,323,291
11,618,827			5.000% due 12/1/34 - 5/1/56	11,472,882
17,674,274			2.000% due 3/1/36 - 8/1/52	14,412,281
11,442,216			4.000% due 4/1/38 - 5/1/54	10,914,210
8,488,217			6.000% due 5/1/38 - 8/1/55	8,713,316
4,318,606			6.500% due 7/1/53 - 7/1/55	4,514,741

			Total FHLMC	124,640,478

FNMA - 11.3%
			Federal National Mortgage Association (FNMA):
31,877,813			2.500% due 11/1/27 - 7/1/61	27,135,922
31,281,954			3.000% due 12/1/27 - 9/1/61	27,741,217
9,788,209			5.500% due 12/1/27 - 1/1/56	9,888,273
8,680,273			4.500% due 3/1/29 - 5/1/53	8,420,000
9,715,474			5.000% due 3/1/29 - 5/1/56	9,641,132
6,597,539			3.500% due 7/1/29 - 2/1/52	6,128,104
1,757,000			4.690% due 5/1/30	1,773,272
4,155,000			4.330% due 6/1/30	4,153,979
6,281,194			2.590% due 9/1/30	5,898,185
3,063,591			1.500% due 6/1/31 - 8/1/51	2,663,635
8,000,000			3.670% due 7/1/33	7,606,720

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 25.4% - (continued)
FNMA - 11.3% - (continued)
$ 1,989,789	4.635% due 10/1/33	$1,980,324
3,000,000	2.060% due 1/1/34	2,527,226
37,394	5.777% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(e)	38,037
4,000,000	2.440% due 4/1/35	3,364,556
2,199,000	1.890% due 5/1/35	1,758,347
4,000,000	4.290% due 5/1/35	3,903,226
1,097,000	5.180% due 5/1/35	1,136,422
32,916,153	2.000% due 6/1/36 - 12/1/53	26,917,009
6,202	7.000% due 4/1/37	6,235
32,598	5.390% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(e)	33,101
6,297,515	4.000% due 11/1/39 - 2/1/55	5,977,690
4,457,305	6.500% due 5/1/40 - 6/1/55	4,642,846
11,893,890	6.000% due 11/1/52 - 11/1/55	12,174,595
7,100,000	3.000% due 6/1/56(k)	6,206,162
15,000,000	5.000% due 6/1/56(k)	14,760,394
10,180,000	5.500% due 6/1/56 - 7/1/56(k)	10,223,875
305,000	6.500% due 6/1/56(k)	317,018

	Total FNMA	207,017,502

GNMA - 7.3%
	Government National Mortgage Association (GNMA):
9,317	6.000% due 12/15/33 - 6/15/37	9,603
219,004	5.000% due 10/15/34 - 9/15/40	222,252
13,835	5.500% due 5/15/37 - 6/15/38	14,388
22,086	6.500% due 1/15/38 - 10/15/38	23,440
30,903	4.500% due 3/15/41	30,535
280,481	4.000% due 6/15/41 - 11/15/45	271,010
	Government National Mortgage Association II (GNMA):
14,071,817	6.000% due 11/20/38 - 5/20/56	14,489,331
3,523,981	4.000% due 11/20/40 - 3/20/55	3,328,556
22,253,094	5.000% due 11/20/40 - 12/20/55	22,043,427
5,437,311	4.500% due 6/20/41 - 5/20/53	5,284,876
11,192,609	3.000% due 1/20/43 - 1/20/54	9,992,290
8,572,416	3.500% due 6/20/43 - 10/20/52	7,833,820
43,107,291	2.500% due 9/20/50 - 5/20/55	37,018,513
6,913,331	2.000% due 10/20/50 - 1/20/52	5,682,469
21,601,748	5.500% due 4/20/53 - 2/20/56	21,823,684
127,133	6.500% due 6/20/54 - 8/20/55	132,950
989,764	7.500% due 4/20/55	1,056,775
3,010,000	5.000% due 6/20/56(k)	2,973,263
1,070,000	5.500% due 6/20/56(k)	1,077,636

	Total GNMA	133,308,818

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $478,976,849)	464,966,798

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5%
U.S. GOVERNMENT AGENCIES - 0.0%@
150,000	Federal Farm Credit Banks Funding Corp., 1.650% due 7/23/35	116,823
300,000	Federal Home Loan Mortgage Corp., 1.500% due 10/29/32	252,265

	Total U.S. GOVERNMENT AGENCIES	369,088

U.S. GOVERNMENT OBLIGATIONS - 20.5%
	U.S. Treasury Bonds:
1,520,000	5.000% due 5/15/37	1,593,506
105,000	4.375% due 2/15/38	103,868
1,180,000	1.125% due 8/15/40	732,891

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.5% - (continued)
$ 2,480,000	1.375% due 11/15/40	$1,590,784
1,687,000	1.875% due 2/15/41	1,162,218
580,000	2.250% due 5/15/41	420,104
1,940,000	1.750% due 8/15/41	1,290,630
920,000	3.125% due 11/15/41	746,817
1,435,000	2.375% due 2/15/42	1,039,758
1,252,000	3.250% due 5/15/42	1,025,075
1,115,000	3.375% due 8/15/42	925,363
3,671,000	4.000% due 11/15/42	3,297,160
100,000	3.125% due 2/15/43	79,437
1,625,000	3.875% due 2/15/43	1,432,158
215,000	3.875% due 5/15/43	188,982
502,500	3.625% due 8/15/43	425,535
540,000	4.375% due 8/15/43	504,974
10,310,000	3.750% due 11/15/43	8,859,754
2,493,700	4.750% due 11/15/43	2,439,199
1,125,000	3.625% due 2/15/44	947,461
385,000	4.500% due 2/15/44	364,577
16,155,000	4.625% due 5/15/44	15,517,950
415,000	3.125% due 8/15/44	322,484
1,248,000	4.125% due 8/15/44	1,121,567
1,375,000	3.000% due 11/15/44	1,043,926
838,000	4.625% due 11/15/44	802,712
1,248,000	4.750% due 2/15/45	1,213,656
5,352,000	5.000% due 5/15/45	5,366,216
245,000	2.875% due 8/15/45	180,353
3,915,000	4.875% due 8/15/45	3,861,016
1,192,500	3.000% due 11/15/45	893,537
23,747,000	4.625% due 11/15/45	22,659,833
370,000	2.500% due 2/15/46	252,908
10,914,000	4.625% due 2/15/46	10,408,375
370,000	5.000% due 5/15/46	370,491
1,110,000	2.875% due 11/15/46	803,970
3,342,000	3.000% due 2/15/47	2,467,336
335,000	3.000% due 5/15/47	246,690
680,000	2.750% due 8/15/47	476,637
260,000	3.000% due 2/15/48	189,820
2,126,300	3.000% due 8/15/48	1,544,142
2,878,000	3.375% due 11/15/48	2,232,586
2,000,000	2.000% due 2/15/50	1,152,266
1,026,000	1.250% due 5/15/50	482,020
885,000	1.375% due 8/15/50	428,499
1,245,000	1.625% due 11/15/50	642,829
2,003,000	1.875% due 2/15/51	1,099,968
5,375,000	2.375% due 5/15/51	3,324,626
96,000	1.875% due 11/15/51	52,138
2,989,000	2.250% due 2/15/52	1,779,331
280,000	2.875% due 5/15/52	191,745
1,240,000	3.000% due 8/15/52	870,228
904,000	4.000% due 11/15/52	766,528
4,096,000	3.625% due 2/15/53	3,244,000
1,097,000	3.625% due 5/15/53	867,894
904,000	4.125% due 8/15/53	782,719

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.5% - (continued)
$ 1,049,900	4.750% due 11/15/53	$1,007,309
1,022,000	4.250% due 2/15/54	903,632
1,810,000	4.625% due 5/15/54	1,703,521
2,961,000	4.250% due 8/15/54	2,618,287
4,314,000	4.500% due 11/15/54	3,977,811
1,055,000	4.625% due 2/15/55	993,287
940,000	4.750% due 5/15/55	903,098
900,000	4.750% due 8/15/55	865,020
4,137,000	4.625% due 11/15/55	3,897,830
1,183,000	4.750% due 2/15/56	1,138,268
460,000	5.000% due 5/15/56	460,539
1,936,953	U.S. Treasury Inflation Indexed Notes, 1.875% due 1/15/36	1,906,826
	U.S. Treasury Notes:
1,000,000	4.375% due 7/15/27	1,004,883
765,000	2.750% due 7/31/27	754,750
4,725,000	3.750% due 8/15/27	4,714,295
2,160,000	3.125% due 8/31/27	2,138,695
862,000	3.625% due 8/31/27	858,650
860,000	3.375% due 9/15/27	853,920
1,945,000	3.500% due 9/30/27	1,933,642
2,000,000	3.875% due 10/15/27	1,997,695
270,000	3.500% due 10/31/27	268,239
1,343,000	4.125% due 10/31/27	1,345,807
1,090,000	4.125% due 11/15/27	1,092,108
1,020,000	3.375% due 11/30/27	1,011,115
2,500,000	3.875% due 11/30/27	2,495,947
1,086,000	4.000% due 12/15/27	1,086,255
1,950,000	3.375% due 12/31/27	1,931,566
2,000,000	3.875% due 12/31/27	1,996,328
2,287,000	4.250% due 1/15/28	2,295,621
1,836,000	0.750% due 1/31/28	1,740,578
19,000,000	3.500% due 1/31/28	18,847,109
2,286,000	4.250% due 2/15/28	2,295,019
1,867,000	1.125% due 2/29/28	1,777,005
1,746,000	3.875% due 3/15/28	1,742,078
1,723,000	3.750% due 4/15/28	1,714,822
5,826,000	3.750% due 5/15/28	5,796,870
3,120,000	3.875% due 6/15/28	3,110,981
3,700,000	3.875% due 7/15/28	3,688,004
1,930,000	3.625% due 8/15/28	1,913,489
2,250,000	3.375% due 9/15/28	2,217,480
1,410,000	3.500% due 11/15/28	1,391,962
1,746,000	3.500% due 12/15/28	1,722,947
1,285,000	3.750% due 12/31/28	1,275,513
2,774,000	4.000% due 1/31/29	2,769,666
955,000	4.250% due 2/28/29	959,588
2,730,000	3.500% due 3/15/29	2,690,223
415,000	2.375% due 3/31/29	396,438
6,000,000	4.125% due 3/31/29	6,009,727
1,130,000	4.625% due 4/30/29	1,147,082
1,075,000	3.875% due 5/15/29	1,069,499
2,000,000	4.500% due 5/31/29	2,023,828
4,000,000	4.250% due 6/30/29	4,019,922

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.5% - (continued)
$ 1,000,000	4.000% due 7/31/29	$997,695
930,000	3.125% due 8/31/29	903,117
4,800,000	3.625% due 8/31/29	4,733,063
2,000,000	3.500% due 9/30/29	1,963,672
285,000	3.875% due 9/30/29	283,152
930,000	4.000% due 10/31/29	927,366
2,000,000	4.125% due 10/31/29	2,001,875
2,597,000	3.875% due 11/30/29	2,578,638
706,000	4.125% due 11/30/29	706,676
1,617,000	4.375% due 12/31/29	1,631,717
614,000	4.250% due 1/31/30	616,962
1,553,000	4.000% due 2/28/30	1,547,328
2,951,000	3.625% due 3/31/30	2,900,798
2,533,000	4.000% due 3/31/30	2,523,402
1,000,000	3.875% due 4/30/30	991,445
1,556,000	3.750% due 5/31/30	1,535,243
1,847,000	4.000% due 5/31/30	1,839,100
1,919,000	3.875% due 6/30/30	1,901,347
1,613,000	3.875% due 7/31/30	1,597,815
9,886,000	3.625% due 8/31/30	9,692,528
1,480,000	3.625% due 9/30/30	1,450,573
1,350,000	3.625% due 10/31/30	1,322,420
555,000	4.875% due 10/31/30	571,390
1,470,000	3.500% due 11/30/30	1,431,872
1,512,000	4.375% due 11/30/30	1,526,500
2,370,000	3.625% due 12/31/30	2,319,360
1,000,000	3.750% due 12/31/30	983,730
762,000	3.750% due 1/31/31	749,409
1,668,000	4.000% due 1/31/31	1,657,705
1,560,000	1.125% due 2/15/31	1,361,252
2,035,000	3.500% due 2/28/31	1,979,435
1,345,000	4.250% due 2/28/31	1,350,832
640,000	4.125% due 3/31/31	639,225
1,949,000	3.875% due 4/30/31	1,925,703
2,912,000	1.625% due 5/15/31	2,584,457
11,289,000	4.125% due 5/31/31	11,277,094
1,000,000	4.625% due 5/31/31	1,020,625
800,000	4.250% due 6/30/31	803,172
1,000,000	4.125% due 7/31/31	998,066
800,000	3.625% due 9/30/31	778,969
1,000,000	4.125% due 10/31/31	997,012
1,000,000	4.125% due 11/30/31	996,836
255,000	4.375% due 1/31/32	257,162
340,000	4.000% due 4/30/32	336,109
1,178,000	2.875% due 5/15/32	1,094,643
65,000	4.000% due 6/30/32	64,187
121,000	4.000% due 7/31/32	119,424
3,570,000	2.750% due 8/15/32	3,280,007
103,000	3.875% due 8/31/32	100,900
253,000	3.875% due 9/30/32	247,723
467,000	3.750% due 10/31/32	453,683
1,473,000	4.125% due 11/15/32	1,462,039
160,000	3.875% due 12/31/32	156,406

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.5% - (continued)
$ 853,000		4.000% due 1/31/33	$839,439
1,470,000		3.375% due 5/15/33	1,389,150
1,447,000		3.875% due 8/15/33	1,408,677
2,694,000		4.500% due 11/15/33	2,724,518
4,097,000		4.000% due 2/15/34	4,006,898
2,193,000		4.375% due 5/15/34	2,196,726
2,233,000		3.875% due 8/15/34	2,157,680
18,313,500		4.250% due 11/15/34	18,141,811
2,202,000		4.625% due 2/15/35	2,238,170
1,960,000		4.250% due 5/15/35	1,936,687
1,779,000		4.250% due 8/15/35	1,755,755
1,656,000		4.000% due 11/15/35	1,600,369
4,242,000		4.125% due 2/15/36	4,135,287
7,252,000		4.375% due 5/15/36	7,207,242

		Total U.S. GOVERNMENT OBLIGATIONS	375,215,289

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $393,624,274)	375,584,377

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%
Asset-Backed Securities - 5.9%
1,400,000	NR	AMSR Trust, Series 2025-SFR1, Class E2, 3.655% due 6/17/42(a)	1,267,395
1,906,834	NR	Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.212% (30-Day Average SOFR + 1.600%) due 12/25/55(a)(e)	1,915,580
863,571	NR	Aqua Finance Issuer Trust, Series 2025-A, Class C, 5.810% due 12/19/50(a)	869,198
1,155,231	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	1,112,529
340,000	AAA(i)	BRAVO Residential Funding Trust, Series 2026-CES1, Class A1A, step bond to yield, 5.254% due 4/25/56(a)(l)	339,842
		Business Jet Securities LLC:
426,411	BB	Series 2024-1A, Class C, 9.132% due 5/15/39(a)	433,627
1,786,602	BB	Series 2024-2A, Class C, 7.974% due 9/15/39(a)	1,775,987
3,755,000	NR	Cajun Global LLC, Series 2025-2A, Class A2, 5.912% due 11/20/55(a)	3,719,127
1,000,000	NR	Cascade MH Asset Trust, Series 2019-MH1, Class M, 5.985% due 11/25/44(a)(e)	964,506
3,545,000	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	3,577,558
750,000	NR	Cherry Securitization Trust, Series 2025-1A, Class A, 6.130% due 11/15/32(a)	758,715
1,066,667	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,081,177
		DataBank Issuer:
3,810,000	NR	Series 2024-1A, Class A2, 5.300% due 1/26/54(a)	3,751,929
520,000	A3(b)	Series 2026-1A, Class A2, 5.811% due 2/25/56(a)	519,767
1,388,071	NR	Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A, step bond to yield, 5.312% due 3/25/61(a)	1,391,304
		FirstKey Homes Trust:
805,000	NR	Series 2021-SFR1, Class E1, 2.389% due 8/17/38(a)	799,473
2,000,000	NR	Series 2021-SFR1, Class E2, 2.489% due 8/17/38(a)	1,986,199
2,500,000	NR	Series 2021-SFR1, Class F1, 3.238% due 8/17/38(a)	2,485,431
2,004,475	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	2,045,656
2,130,736	AAA(i)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847% due 11/25/67(a)(e)	2,143,441
476,248	BB-(i)	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D, 7.380% due 10/25/44(a)	478,493
776,649	Ba2(b)	HINNT LLC, Series 2024-A, Class D, 7.000% due 3/15/43(a)	775,576
2,383,378	Aaa(b)	Home Partners of America Trust, Series 2022-1, Class D, 4.730% due 4/17/39(a)	2,361,293
3,025,000	A	Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.538% due 4/17/56(a)	3,021,852
4,216,375	BBB-	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970% due 8/25/49(a)	3,926,942
1,130,000	NR	JBHP ABS I LLC, Series 2026-1A, Class A1, 5.386% due 12/15/41(a)(l)	1,122,096
822,111	NR	Lafayette Federal Credit Union Asset Trust 2026-HI1A, Series 2026-HI1A, Class A2, 5.375% due 1/25/46(a)	817,899
		Lendmark Funding Trust:
1,250,000	BB-	Series 2024-2A, Class E, 8.470% due 2/21/34(a)	1,273,927
1,395,000	BB	Series 2025-1A, Class E, 8.910% due 9/20/34(a)	1,443,063
1,210,000	BBB	Series 2025-3A, Class D, 5.640% due 5/21/35(a)	1,190,966

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7% - (continued)
Asset-Backed Securities - 5.9% - (continued)
$ 1,750,000	BB-	Mariner Finance Issuance Trust, Series 2025-AA, Class E, 8.640% due 5/20/38(a)	$1,790,933
1,135,000	A-(i)	Marlette Funding Trust, Series 2025-1A, Class C, 5.260% due 7/16/35(a)	1,136,195
698,740	BBB(i)	MVW LLC, Series 2025-1A, Class C, 5.750% due 9/22/42(a)	699,843
2,311,650	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,345,020
1,090,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	679,887
1,887,638	AA	NMABS Issuer I LLC, Series 2025-1A, Class B, 5.330% due 11/22/55(a)	1,838,738
1,675,000	BBB-	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	996,997
		Oportun Issuance Trust:
416,835	NR	Series 2021-C, Class A, 2.180% due 10/8/31(a)	411,504
1,400,000	NR	Series 2024-2, Class D, 10.470% due 2/9/32(a)	1,429,753
1,000,000	AA-(i)	Series 2025-B, Class B, 5.280% due 5/9/33(a)	1,001,210
3,000,000	AA-(i)	Series 2025-C, Class B, 4.930% due 7/8/33(a)	2,990,328
785,686	NR	PowerPay Issuance Trust, Series 2025-1A, Class A, 5.230% due 11/18/41(a)	782,979
		Progress Residential Trust:
1,750,000	NR	Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	1,687,288
2,500,000	NR	Series 2022-SFR1, Class F, 4.880% due 2/17/41(a)	2,414,555
2,081,000	NR	Series 2022-SFR2, Class E2, 4.800% due 4/17/27(a)	2,050,107
1,781,000	NR	Series 2023-SFR2, Class E1, 4.750% due 10/17/40(a)	1,737,017
560,000	Baa2(b)	Series 2026-SFR2, Class D, 4.320% due 5/17/43(a)	527,116
860,416	AAA(i)	RCKT Mortgage Trust, Series 2024-CES9, Class A1A, step bond to yield, 5.582% due 12/25/44(a)	864,263
1,900,000	A	Sabey Data Center Issuer LLC, Series 2026-1, Class A2, 5.482% due 1/20/51(a)	1,870,470
		Saluda Grade Alternative Mortgage Trust:
993,105	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(e)	1,020,437
2,408,255	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(e)	2,471,733
2,233,022	NR	Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(e)	2,257,012
830,000	Aaa(b)	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110% due 11/21/33(a)	840,506
2,892,603	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	2,949,686
1,295,188	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,326,740
		Sierra Timeshare Receivables Funding LLC:
875,761	Ba2(b)	Series 2023-1A, Class D, 9.800% due 1/20/40(a)	914,975
749,276	BB-	Series 2025-2A, Class D, 6.790% due 4/20/44(a)	747,240
861,557	BB(i)	Series 2026-1A, Class D, 7.100% due 12/22/42(a)	856,922
345,000	NR	Sotheby’s Artfi Master Trust, Series 2026-1A, Class B, 4.900% due 6/20/33(a)	343,649
3,500,000	A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,524,250
		Stream Innovations Issuer Trust:
1,381,224	NR	Series 2024-2A, Class C, 9.050% due 2/15/45(a)	1,451,172
908,156	NR	Series 2025-1A, Class D, 8.400% due 9/15/45(a)	927,903
847,896	AAA(i)	Towd Point Mortgage Trust, Series 2026-CES1, Class A1, step bond to yield, 4.961% due 1/25/66(a)	842,183
742,583	A2(b)	Upstart Securitization Trust, Series 2025-1, Class A, 5.450% due 4/20/35(a)	746,671
2,942,625	NR	Vital Care Issuer LLC, Series 2025-1A, Class A2, 6.737% due 1/30/56(a)	2,952,720
2,938,463	NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,801,658
3,400,000	A3(b)	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953% due 6/20/55(a)	3,446,290

		Total Asset-Backed Securities	107,026,498

Mortgage Securities - 6.8%
1,456,542	AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	1,459,670
		ABL:
1,750,000	NR	Series 2024-RTL1, Class A1, step bond to yield, 6.075% due 9/25/29(a)	1,755,474
800,000	NR	Series 2025-RTL1, Class A1, step bond to yield, 6.040% due 6/25/30(a)	806,617
		BAMLL Re-REMIC Trust:
2,000,000	NR	Series 2024-FRR2, Class C, 1.206% due 7/27/50(a)(e)	1,908,677
2,400,000	NR	Series 2024-FRR3, Class C, 0.617% due 1/27/50(a)(e)	2,319,431
10,698	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.781% due 7/25/34(e)	10,369

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7% - (continued)
Mortgage Securities - 6.8% - (continued)
		BBCMS Mortgage Trust:
$ 280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(e)	$272,701
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	595,960
250,000	AAA	Series 2024-C28, Class A5, 5.403% due 9/15/57	256,013
		BMD2 Re-Remic Trust:
1,650,000	NR	Series 2019-FRR1, Class 4A, zero coupon due 5/25/52(a)(m)	1,432,737
2,000,000	NR	Series 2019-FRR1, Class 5A1, 3.404% due 5/25/52(a)(e)	1,879,834
1,750,000	NR	Series 2019-FRR1, Class 6B10, 2.340% due 5/25/52(a)(e)	1,528,402
		BMO Mortgage Trust:
280,000	AAA	Series 2022-C1, Class A5, 3.374% due 2/15/55(e)	258,261
100,000	A-(i)	Series 2024-5C6, Class C, 5.885% due 9/15/57(e)	98,546
		Brean Asset Backed Securities Trust:
583,163	NR	Series 2025-RM11, Class A1, 4.750% due 5/25/65(a)(e)	575,022
1,270,000	NR	Series 2026-RM16, Class A1, 4.250% due 5/25/66(a)(l)	1,269,978
1,215,000	BBB(i)	BX Mortgage Trust, Series 2021-PAC, Class D, 5.040% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(e)	1,211,586
		BX Trust:
685,684	Aaa(b)	Series 2022-VAMF, Class A, 4.477% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(e)	685,567
969,000	A3(b)	Series 2024-BIO, Class C, 6.267% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(e)	965,120
1,200,000	NR	CAFL Issuer LP, Series 2025-RRTL1, Class A1, step bond to yield, 5.684% due 5/28/40(a)	1,204,419
		CIM Trust:
316,996	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(e)	290,080
1,100,157	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(e)	1,008,344
531,557	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(e)	494,783
710,297	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(e)	658,022
1,518,179	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(e)	1,318,330
		Citigroup Commercial Mortgage Trust:
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	283,693
446,055	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	444,006
22,355	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	22,308
611,069	AAA(i)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(e)	520,388
46	PIF(i)	Commercial Mortgage Trust, Series 2014-CR21, Class C, 4.697% due 12/10/47(e)(l)	45
541,206	Aa2(b)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.062% (30-Day Average SOFR + 1.450%) due 3/25/45(a)(e)	544,262
310,000	Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A4, 4.224% due 8/15/51(e)	306,971
100,000	B+	CSMC OA LLC, Series 2014-USA, Class D, 4.373% due 9/15/37(a)	84,369
1,695,000	BB-(i)	CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class E, 6.355% due 11/10/42(a)(e)	1,669,080
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.946% due 6/10/37(a)(e)	2,039,732
1,750,000	AAA(i)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,559,829
1,192,660	AAA(i)	EFMT, Series 2025-NQM3, Class A1, step bond to yield, 5.494% due 8/25/70(a)	1,196,296
6,351,676	NR	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4995, Class QE, 1.250% due 7/25/50	4,914,535
1,067,670	A-	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk, Series 2021-DNA6, Class M2, 5.112% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(e)	1,069,618
		Federal National Mortgage Association (FNMA), ACES:
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(e)	216,087
253,488	NR	Series 2022-M10, Class A2, 1.927% due 1/25/32(e)	222,934
2,035,000	NR	Series 2023-M2, Class 3A2, 1.941% due 4/25/32(e)	1,768,543
		Federal National Mortgage Association (FNMA), REMICS:
3,847,540	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(n)	648,992
536,148	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(n)	92,259
459,590	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(n)	67,199
		FHLMC Multifamily Structured Pass-Through Certificates:
2,700,000	AA+(i)	Series K104, Class XAM, 1.379% due 1/25/30(e)(n)	125,970
440,000	AAA(i)	Series K144, Class A2, 2.450% due 4/25/32	394,349
500,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	458,925
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(e)	696,608
250,000	NR	Series K154, Class A2, 3.424% due 4/25/32	242,943

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7% - (continued)
Mortgage Securities - 6.8% - (continued)
$ 1,000,000	NR	Series K541, Class A2, 4.348% due 2/25/30(a)(e)	$997,849
		Freddie Mac Multifamily Structured Credit Risk:
1,500,000	NR	Series 2021-MN1, Class B1, 11.362% (30-Day Average SOFR + 7.750%) due 1/25/51(a)(e)	1,654,775
2,500,000	NR	Series 2021-MN1, Class M2, 7.362% (30-Day Average SOFR + 3.750%) due 1/25/51(a)(e)	2,594,165
2,000,000	NR	Series 2021-MN3, Class M2, 7.612% (30-Day Average SOFR + 4.000%) due 11/25/51(a)(e)	2,071,008
1,250,000	NR	Series 2025-MN11, Class M2, 6.262% (30-Day Average SOFR + 2.650%) due 7/25/45(a)(e)	1,244,739
1,200,000	BB-(i)	Series 2025-MN12, Class M2, 6.362% (30-Day Average SOFR + 2.750%) due 11/25/45(a)(e)	1,198,327
1,250,000	NR	Series 2026-MN13, Class M2, 6.562% (30-Day Average SOFR + 2.950%) due 3/25/46(a)(e)	1,253,989
725,000	NR	FS Trust, Series 2026-HULA, Class B, 5.277% (1-Month Term SOFR + 1.650%) due 3/15/41(a)(e)	727,135
		GAM RE-REMIC Trust:
2,352,000	NR	Series 2021-FRR1, Class 2C, zero coupon due 11/29/50(a)(m)	2,129,461
799,000	NR	Series 2021-FRR2, Class CK78, zero coupon due 9/27/51(a)(m)	647,100
2,000,000	NR	Series 2022-FRR3, Class BK61, zero coupon due 11/27/49(a)(m)	1,937,927
2,000,000	NR	Series 2022-FRR3, Class CK89, zero coupon due 1/27/52(a)(m)	1,644,763
1,843,139	Aaa(b)	GCAT Trust, Series 2026-NQM2, Class A1, 5.449% due 2/25/71(a)(e)	1,848,086
		Government National Mortgage Association (GNMA):
60,815	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	56,107
3,075,788	NR	Series 2021-119, Class JG, 1.500% due 6/20/51	2,627,262
1,089,265	NR	Series 2023-53, Class SL, 5.250% (12.500% - 30-Day Average SOFR) due 4/20/53(j)	1,014,063
5,913,051	NR	Series 2024-51, Class GC, 3.500% due 7/20/48	5,729,108
33,969	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 4.493% due 6/19/34(e)	32,681
1,000,000	NR	ICAP Trust, Series 2025-RTL1, Class A1, step bond to yield, 6.472% due 7/25/30(a)	1,011,116
		JPMDB Commercial Mortgage Securities Trust:
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	187,209
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	124,347
1,353,930	Aaa(b)	JPMorgan Mortgage Trust, Series 2021-13, Class A3, 2.500% due 4/25/52(a)(e)	1,121,616
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	912,873
510,000	NR	Lhome Mortgage Trust, Series 2025-RTL2, Class A1, 5.612% due 4/25/40(a)(e)	512,913
1,700,000	NR	LHOME Mortgage Trust, Series 2025-RTL1, Class A1, step bond to yield, 5.652% due 1/25/40(a)	1,708,625
500,000	NR	LOANDEPOT GMSR Master Trust, Series 2025-GT2, Class A, 6.775% (1-Month Term SOFR + 3.150%) due 7/16/30(a)(e)	502,106
672,290	Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 5.420% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(e)	674,072
2,000,000	NR	MFA Trust, Series 2024-RTL3, Class A1, step bond to yield, 5.913% due 11/25/39(a)	2,007,282
		MOO Securitization Trust:
250,000	NR	Series 2026-RM2, Class A1B, 4.750% due 6/25/66(a)(e)(l)	236,062
500,000	NR	Series 2026-RM2, Class M1, 4.750% due 6/25/66(a)(e)(l)	461,544
2,000,000	NR	MRCD Mortgage Trust, Series 2019-PARK, Class E, 2.718% due 12/15/36(a)	1,384,000
		Multifamily Connecticut Avenue Securities Trust:
2,523,629	NR	Series 2019-01, Class M10, 6.977% (30-Day Average SOFR + 3.364%) due 10/25/49(a)(e)	2,552,133
1,537,572	NR	Series 2020-01, Class M10, 7.477% (30-Day Average SOFR + 3.864%) due 3/25/50(a)(e)	1,563,676
1,500,000	NR	Series 2023-01, Class M10, 10.112% (30-Day Average SOFR + 6.500%) due 11/25/53(a)(e)	1,718,639
2,176,875	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,183,391
2,007,577	NR	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, step bond to yield, 6.545% due 3/25/32(a)	2,011,154
2,006,152	AAA(i)	OBX Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(e)	1,715,217
2,000,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	1,849,302
3,052,600	A-	One New York Plaza Trust, Series 2020-1NYP, Class A, 4.692% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(e)	2,974,663
352,189	AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	351,771
340,000	NR	PRM7 Trust, Series 2025-PRM7, Class E, 6.618% due 11/10/42(a)(e)	339,497
627,784	AAA(i)	PRPM LLC, Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	626,615
2,547,468	NR	RFM Reremic Trust, Series 2022-FRR1, Class BK64, 1.638% due 3/1/50(a)(e)	2,450,334
		ROCK Trust:
210,000	Aaa(b)	Series 2024-CNTR, Class A, 5.388% due 11/13/41(a)	213,016
1,900,000	Aa3(b)	Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	1,938,614
1,925,000	AA-	SDAL Trust, Series 2025-DAL, Class B, 6.568% (1-Month Term SOFR + 2.941%) due 4/15/42(a)(e)	1,932,015

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7% - (continued)
Mortgage Securities - 6.8% - (continued)
			Seasoned Loans Structured Transaction Trust:
$ 4,828,889		NR	Series 2025-1, Class A1, 3.000% due 5/25/35	$4,464,180
1,685,890		NR	Series 2025-2, Class A1, 3.000% due 10/25/35	1,563,253
3,715,000		Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 5.577% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(e)	3,722,771
910,000		AAA(i)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	811,631
19,184		WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.227% (1-Month Term SOFR + 0.614%) due 7/19/35(e)	18,603
2,000,000		NR	Toorak Mortgage Trust, Series 2025-RRTL1, Class A1, step bond to yield, 5.524% due 2/25/40(a)	2,005,912
469,979		Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C17, Class A3, 2.669% due 10/15/52	443,288
502,102		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(e)	483,945
			Verus Securitization Trust:
533,551		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(e)	459,418
1,977,825		AAA	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	1,807,242
378,465		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 4.399% (1-Month Term SOFR + 0.814%) due 12/25/45(e)	382,418
238,178		Aaa(b)	Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A4, 3.948% due 5/15/51	235,125

			Total Mortgage Securities	124,924,017

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $231,915,012)	231,950,515

SOVEREIGN BONDS - 3.7%
Angola - 0.0%@
			Angolan Government International Bonds:
200,000		B-	9.875% due 10/15/35(a)	213,993
200,000		B-	9.875% due 3/31/37(a)	210,084

			Total Angola	424,077

Argentina - 0.1%
			Argentine Republic Government International Bonds:
720,000		CCC+	step bond to yield, 4.125% due 7/9/35	555,840
200,000		CCC+	step bond to yield, 3.500% due 7/9/41	143,600
825,000		B-	Ciudad Autonoma de Buenos Aires/Government Bonds, 7.800% due 11/26/33(a)(c)	853,693
980,000		B3(b)	Province of Santa Fe, 8.100% due 12/11/34(a)	967,750

			Total Argentina	2,520,883

Australia - 0.3%
			Australia Government Bonds:
2,860,000	AUD	Aaau(b)	(Cost - $1,920,547, acquired 1/27/26), 2.250% due 5/21/28(d)	1,968,494
4,650,000	AUD	AAAu(i)	1.500% due 6/21/31	2,891,092

			Total Australia	4,859,586

Belgium - 0.1%
1,600,000	EUR	NR	Kingdom of Belgium Government Bonds, (Cost - $1,925,858, acquired 2/27/26), 3.400% due 6/22/36(a)(d)	1,859,547

Benin - 0.0%@
200,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	211,181

Bolivia - 0.0%@
200,000		CCC+	Bolivian Government International Bonds, 9.450% due 5/14/31(a)(l)	195,316

Bosnia-Herze. - 0.0%@
100,000	EUR	B	Republic of Srpska International Government Bonds, 6.375% due 5/8/33(a)(l)	116,431

Brazil - 0.2%
22,000,000	BRL	BB(i)	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/31	3,993,697
200,000		BB	Brazilian Government International Bonds, 7.125% due 5/13/54	200,850

			Total Brazil	4,194,547

Canada - 0.1%
			Province of British Columbia Canada:
50,000		A	4.200% due 7/6/33	49,204
300,000		A	4.750% due 6/12/34	304,042
			Province of Ontario Canada:
50,000		AA-	5.050% due 4/24/34	51,867

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Canada - 0.1% - (continued)
$ 200,000		Aa3(b)	4.450% due 11/20/35	$197,193
200,000		A+	Province of Quebec Canada, 4.625% due 8/28/35	199,491

			Total Canada	801,797

Chile - 0.1%
840,000,000	CLP	NR	Bonos de la Tesoreria de la Republica en pesos, (Cost - $996,449, acquired 2/11/26), 4.700% due 9/1/30(a)(d)	939,737
			Chile Government International Bonds:
200,000		A	3.240% due 2/6/28	196,575
200,000		A	4.350% due 4/13/31	197,010
45,000		A	2.550% due 1/27/32	40,140
200,000		A	3.500% due 1/25/50	145,100

			Total Chile	1,518,562

Colombia - 0.2%
200,000		BB-	Colombia Government International Bonds, 7.750% due 11/7/36(c)	209,000
14,500,000,000	COP	BB	Colombian TES, 5.750% due 11/3/27	3,542,731

			Total Colombia	3,751,731

Congo - 0.0%@
200,000		CCC+	Congolese International Bonds, 9.500% due 5/26/36	200,671

Czech Republic - 0.1%
37,630,000	CZK	AA-(i)	Czech Republic Government Bonds, 5.000% due 9/30/30	1,866,531

Democratic Republic of the Congo - 0.0%@
			DRC International Bonds:
200,000		B-	8.750% due 4/16/32(a)	202,489
200,000		B-	9.500% due 4/16/37(a)	204,185

			Total Democratic Republic of the Congo	406,674

Dominican Republic - 0.0%@
300,000		BB	Dominican Republic International Bonds, 6.950% due 3/15/37(a)	315,315

Ecuador - 0.1%
			Ecuador Government International Bonds:
412,624		B-	step bond to yield, 6.900% due 7/31/35(a)	380,336
400,000		B-	9.250% due 1/29/39(a)	412,400
85,734		B-	step bond to yield, 5.000% due 7/31/40(a)	72,017

			Total Ecuador	864,753

Egypt - 0.1%
			Egypt Government International Bonds:
200,000		B	7.600% due 3/1/29	207,846
200,000		B	7.625% due 5/29/32	205,146
216,000		B	7.625% due 5/20/34(a)	217,385
200,000		B	8.875% due 5/29/50	195,917

			Total Egypt	826,294

El Salvador - 0.0%@
150,000		B-	El Salvador Government International Bonds, 9.650% due 11/21/54(a)	169,102

France - 0.2%
			French Republic Government Bonds OAT:
1,625,000	EUR	A+u(i)	(Cost - $1,886,994, acquired 6/12/25), 2.700% due 2/25/31(a)(d)	1,875,393
1,859,263	EUR	A+u(i)	(Cost - $1,931,547, acquired 5/6/26), 0.100% due 7/25/36(a)(d)	1,898,140

			Total France	3,773,533

Germany - 0.2%
1,635,000	EUR	AAAu(i)	Bundesobligation, (Cost - $1,873,759, acquired 3/25/26), 2.500% due 4/16/31(d)	1,895,793
815,000	EUR	AAAu(i)	Bundesschatzanweisungen, (Cost - $950,491, acquired 5/29/26), 2.500% due 6/14/28(d)	950,192

			Total Germany	2,845,985

Honduras - 0.0%@
150,000		BB-	Honduras Government International Bonds, 8.625% due 11/27/34(a)(c)	170,812

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Indonesia - 0.1%
			Indonesia Government International Bonds:
$ 80,000		BBB	4.100% due 4/24/28	$79,869
445,000		BBB	2.850% due 2/14/30	417,635
120,000		BBB	2.150% due 7/28/31	105,590
200,000		BBB	3.050% due 3/12/51	128,574

			Total Indonesia	731,668

Israel - 0.2%
			Israel Government International Bonds:
200,000		A	5.375% due 2/19/30	204,023
200,000		A	2.750% due 7/3/30	184,737
1,480,000		A	4.500% due 1/13/31	1,454,988
1,735,000		A	5.750% due 3/12/54	1,658,730
725,000		A	5.875% due 1/13/56	703,614

			Total Israel	4,206,092

Italy - 0.1%
1,635,000	EUR	NR	Italy Buoni Poliennali Del Tesoro, (Cost - $1,871,794, acquired 3/25/26), 2.200% due 2/28/28(d)	1,892,561
200,000		Baa2u(b)	Republic of Italy Government International Bonds, 3.875% due 5/6/51	146,086

			Total Italy	2,038,647

Ivory Coast - 0.1%
			Ivory Coast Government International Bonds:
400,000		BB	8.075% due 4/1/36(a)	436,102
715,000		BB	8.250% due 1/30/37(a)	789,525
200,000		BB	6.750% due 2/25/41(a)	191,669

			Total Ivory Coast	1,417,296

Japan - 0.0%@
200,000		A+	Japan Bank for International Cooperation, 3.875% due 7/3/28	198,783

Jordan - 0.0%@
			Jordan Government International Bonds:
283,000		BB-	5.750% due 11/12/32(a)	278,778
200,000		BB-	7.375% due 10/10/47	196,205

			Total Jordan	474,983

Kenya - 0.0%@
			Kenya Government International Bonds:
200,000		B	7.875% due 10/9/33(a)	198,200
200,000		B	8.800% due 10/9/38(a)	199,657

			Total Kenya	397,857

Mexico - 0.4%
34,675,000	MXN	Baa3(b)	Mexican Bonos, 8.500% due 2/28/30	2,008,855
			Mexico Government International Bonds:
272,000		BBB	4.500% due 4/22/29	269,280
200,000		BBB	3.250% due 4/16/30	187,275
245,000		BBB	2.659% due 5/24/31	217,193
1,445,000		BBB	6.350% due 2/9/35	1,475,273
705,000		BBB	5.625% due 9/22/35	683,850
1,050,000		BBB	6.125% due 2/9/38	1,030,838
100,000		BBB	4.750% due 3/8/44	80,750
200,000		BBB	4.600% due 1/23/46	154,940
225,000		BBB	4.600% due 2/10/48	170,381
200,000		BBB	6.338% due 5/4/53	187,850
1,275,000		BBB	3.771% due 5/24/61	769,462

			Total Mexico	7,235,947

Nigeria - 0.0%@
260,000		B	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	268,911

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Oman - 0.0%@
$ 200,000		Baa3(b)	Oman Government International Bonds, (Cost - $210,132, acquired 12/6/21), 5.625% due 1/17/28(d)	$203,015

Pakistan - 0.0%@
			Pakistan Government International Bonds:
200,000		Caa1(b)	7.375% due 4/8/31(a)	197,064
200,000		Caa1(b)	8.875% due 4/8/51(a)	194,603

			Total Pakistan	391,667

Panama - 0.1%
			Panama Government International Bonds:
210,000		BBB-	3.875% due 3/17/28	207,532
300,000		BBB-	3.160% due 1/23/30	284,400
1,075,000		BBB-	2.252% due 9/29/32	906,763
350,000		BBB-	3.298% due 1/19/33	312,379
10,000		BBB-	4.500% due 4/1/56	7,797

			Total Panama	1,718,871

Paraguay - 0.0%@
200,000		BBB-	Paraguay Government International Bonds, 5.400% due 3/30/50	182,260

Peru - 0.1%
285,000		Baa1(b)	Fondo MIVIVIENDA SA, 5.400% due 3/31/31(a)	286,157
			Peruvian Government International Bonds:
550,000		BBB-	2.783% due 1/23/31	508,613
100,000		BBB-	3.000% due 1/15/34	86,640
50,000		BBB-	5.625% due 11/18/50	48,437

			Total Peru	929,847

Philippines - 0.1%
			Philippine Government International Bonds:
360,000		BBB+	1.648% due 6/10/31	313,200
550,000		BBB+	1.950% due 1/6/32	476,931
200,000		BBB+	5.000% due 1/27/36	195,770

			Total Philippines	985,901

Poland - 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	5.500% due 11/16/27	50,920
100,000		A-	4.875% due 10/4/33	100,151
50,000		A-	5.500% due 4/4/53	46,562
100,000		A-	5.500% due 3/18/54	92,845

			Total Poland	290,478

Romania - 0.0%@
198,000	EUR	BBB-	Romanian Government International Bonds, 6.000% due 9/24/44(a)	223,109

South Africa - 0.1%
200,000		BB	Republic of South Africa Government International Bonds, 7.100% due 11/19/36(a)	213,878
29,800,000	ZAR	BB+	South Africa Government Bonds, 8.000% due 1/31/30	1,849,048

			Total South Africa	2,062,926

South Korea - 0.0%@
			Export-Import Bank of Korea:
200,000		AA	3.875% due 1/13/31	196,511
200,000		AA	5.250% due 1/14/35	208,647
200,000		AA	Korea Development Bank (The), 3.750% due 9/16/30	196,101

			Total South Korea	601,259

Spain - 0.2%
3,350,000	EUR	NR	Spain Government Bonds, 2.600% due 5/31/31	3,867,271

Supranational - 0.1%
			International Bank for Reconstruction & Development:
100,000		AAA	3.125% due 6/15/27	99,173

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Supranational - 0.1% - (continued)
$ 100,000		Aaa(b)	2.500% due 11/22/27	$97,844
200,000		AAA	1.375% due 4/20/28	190,476
150,000		AAA	3.500% due 7/12/28	148,380
100,000		AAA	3.625% due 9/21/29	98,552
100,000		AAA	4.000% due 7/25/30	99,527
100,000		AAA	4.000% due 1/10/31	99,397
100,000		AAA	4.500% due 4/10/31	101,510
300,000		AAA	4.625% due 1/15/32	306,059
250,000		AAA	3.875% due 8/28/34	241,446
200,000		AAA	4.375% due 8/27/35	199,193

			Total Supranational	1,681,557

Suriname - 0.0%@
			Suriname Government International Bonds:
200,000		CCC+	7.700% due 11/6/30(a)	206,250
208,000		CCC+	8.500% due 11/6/35(a)(c)	223,945

			Total Suriname	430,195

Trinidad - 0.0%@
685,000		BBB-	Trinidad & Tobago Government International Bonds, 6.500% due 1/28/36(a)	707,660

Turkey - 0.0%@
200,000		Ba3(b)	Istanbul Metropolitan Municipality, 10.500% due 12/6/28(a)	215,201

United Kingdom - 0.3%
			United Kingdom Gilt:
700,000	GBP	AA-u(i)	(Cost - $945,379, acquired 5/29/26), 4.375% due 3/7/28(d)	945,587
1,423,000	GBP	AA-u(i)	(Cost - $1,964,655, acquired 1/23/26), 4.375% due 3/7/30(d)	1,922,580
1,390,000	GBP	Aa3u(b)	(Cost - $1,874,868, acquired 3/9/26), 4.750% due 10/22/35(d)	1,864,124

			Total United Kingdom	4,732,291

Uruguay - 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	105,100
50,000		BBB+	5.442% due 2/14/37	51,401
100,000		BBB+	5.100% due 6/18/50	92,975
50,000		BBB+	4.975% due 4/20/55	45,062

			Total Uruguay	294,538

			TOTAL SOVEREIGN BONDS (Cost - $67,963,506)	68,381,558

ASSET-BACKED SECURITIES - 2.3%
Automobiles - 2.0%
1,235,000		A	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.500% due 8/12/31(a)	1,250,689
759,000		BBB(i)	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630% due 9/10/32(a)	766,047
			Avis Budget Rental Car Funding AESOP LLC:
4,000,000		Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	4,056,456
440,000		Baa3(b)	Series 2024-3A, Class C, 6.110% due 12/20/30(a)	443,880
1,600,000		Baa3(b)	Series 2025-1A, Class C, 5.870% due 8/20/29(a)	1,612,350
			Bridgecrest Lending Auto Securitization Trust:
1,500,000		BB	Series 2024-3, Class E, 7.700% due 4/15/31(a)	1,539,173
950,000		BB	Series 2024-4, Class E, 7.470% due 8/15/31(a)	971,920
1,000,000		BB	Series 2025-1, Class E, 7.460% due 2/17/32(a)	1,018,116
1,080,000		BBB	Series 2025-2, Class D, 5.620% due 3/17/31	1,093,381
662,000		BB	Series 2026-1, Class E, 6.630% due 2/15/33(a)	655,688
1,626,042		NR	Camber Credit Auto Trust, Series 2026-1A, Class A, 5.625% due 12/15/31(a)(l)	1,626,042
			Carmax Auto Owner Trust:
870,000		AAA	Series 2025-2, Class A4, 4.650% due 11/15/30	874,857
570,000		AA-	Series 2025-2, Class C, 5.160% due 1/15/31	576,415

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 2.3% - (continued)
Automobiles - 2.0% - (continued)
$ 1,850,000	BBB	Consumer Portfolio Services Auto Trust, Series 2025-B, Class D, 5.560% due 7/15/31(a)	$1,868,051
		Credit Acceptance Auto Loan Trust:
1,500,000	A	Series 2025-2A, Class C, 5.380% due 3/17/36(a)	1,501,308
725,000	A	Series 2026-1A, Class C, 5.280% due 8/15/36(a)	723,476
1,000,000	Baa1(b)	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.410% due 9/15/32	1,007,244
1,440,000	AAA	Enterprise Fleet Financing LLC, Series 2025-2, Class A4, 4.580% due 12/22/31(a)	1,445,914
		Exeter Select Automobile Receivables Trust:
1,500,000	AA	Series 2025-1, Class B, 4.870% due 8/15/31	1,503,596
1,200,000	A	Series 2025-1, Class C, 5.400% due 8/15/31	1,210,701
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	578,764
		GLS Auto Receivables Issuer Trust:
1,800,000	BBB	Series 2025-2A, Class D, 5.590% due 1/15/31(a)	1,820,097
1,500,000	BBB	Series 2025-4A, Class D, 5.130% due 8/15/31(a)	1,493,886
270,000	Aaa(b)	Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.150% due 3/25/30(a)	278,662
178,735	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	179,950
933,000	AAA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	942,068
1,030,000	NR	Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A4, 5.883% due 3/26/35(a)	1,034,704
		Santander Drive Auto Receivables Trust:
2,000,000	A2(b)	Series 2024-2, Class D, 6.280% due 8/15/31	2,050,257
1,200,000	Baa3(b)	Series 2025-3, Class D, 5.110% due 9/15/31	1,201,372
365,000	Baa3(b)	Series 2025-4, Class D, 4.950% due 1/15/32	363,168
1,000,000	Baa2(b)	Series 2026-1, Class D, 4.750% due 4/15/32	986,281
480,217	A+	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010% due 11/15/28(a)	485,762

		Total Automobiles	37,160,275

Credit Cards - 0.2%
		American Express Credit Account Master Trust:
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	277,959
300,000	AAA	Series 2024-3, Class A, 4.650% due 7/15/29	302,051
		Perimeter Master Notes Business Trust:
1,100,000	NR	Series 2025-1A, Class A, 5.580% due 12/16/30(a)	1,094,406
999,000	NR	Series 2025-1A, Class B, 6.120% due 12/16/30(a)	992,442

		Total Credit Cards	2,666,858

Student Loans - 0.1%
764,607	Aa1(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 4.777% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(e)	765,849
818,334	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 4.777% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(e)	821,996

		Total Student Loans	1,587,845

		TOTAL ASSET-BACKED SECURITIES (Cost - $41,306,811)	41,414,978

Shares/Units
OPEN END MUTUAL FUND SECURITIES - 1.2%
FINANCIALS - 1.2%
Capital Markets - 1.2%
151,867		iShares Broad USD High Yield Corporate Bond ETF	5,644,896
7,300		State Street SPDR Portfolio High Yield Bond ETF	171,769
121,196		Vanguard Intermediate-Term Corporate Bond ETF	10,041,089
72,462		Vanguard Short-Term Corporate Bond ETF	5,738,266

		TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $21,463,537)	21,596,020

Face Amount/Units†
MUNICIPAL BONDS - 0.1%
California - 0.1%
$ 310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	231,260
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	93,325

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 0.1% - (continued)
California - 0.1% - (continued)
$ 205,000	A	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	$217,892
		State of California, GO:
150,000	AA-	5.875% due 10/1/41	155,252
100,000	AA-	4.600% due 4/1/38	100,998
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	20,611
266,000	AA	Series AQ, 4.767% due 5/15/15	215,166

		Total California	1,034,504

Connecticut - 0.0%@
200,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	211,352

Florida - 0.0%@
50,000	AA	State Board of Administration Finance Corp., Series A, Revenue Bonds, 5.526% due 7/1/34	52,152

Illinois - 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	129,324
218,137	A-	State of Illinois, GO, 5.100% due 6/1/33	220,929

		Total Illinois	350,253

Minnesota - 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	207,736

New Jersey - 0.0%@
110,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	111,481
85,000	A	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	93,502

		Total New Jersey	204,983

New York - 0.0%@
100,000	AA	City of New York, GO, 5.263% due 10/1/52	93,492
150,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	140,366

		Total New York	233,858

Texas - 0.0%@
40,000	AA-	Dallas Fort Worth International Airport, Series A, Revenue Bonds, 3.144% due 11/1/45	30,214

		TOTAL MUNICIPAL BONDS (Cost - $2,577,907)	2,325,052

SENIOR LOANS - 0.1%
Airlines - 0.0%@
49,001	NR	VistaJet Malta Finance PLC, 7.442% (3-Month CME Term SOFR + 3.750%) due 4/1/31(e)	48,715

Healthcare-Services - 0.0%@
336,854	NR	ModivCare Buyer LLC, 8.701% (3-Month CME Term SOFR + 5.000%) due 12/29/30(e)	288,852

Software - 0.1%
367,540	NR	Rocket Software Inc., 7.370% (1-Month CME Term SOFR + 3.750%) due 11/28/28(e)	358,563

		TOTAL SENIOR LOANS (Cost - $754,937)	696,130

Shares/Units
COMMON STOCK - 0.0%@
Healthcare - Services - 0.0%@
45,243		ModivCare Topco LLC*(h)(l)
		(Cost - $150,537)	254,492

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,786,598,118)	1,780,237,798

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS(o) - 5.2%
MONEY MARKET FUND - 0.6%
$ 10,992,859		Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(p)
		(Cost - $10,992,859)	$10,992,859

TIME DEPOSITS - 3.4%
5,097	EUR	Citibank - London, 0.860% due 6/1/26	5,945
5,147,290		Citibank - New York, 2.970% due 6/1/26	5,147,290
6	SGD	HSBC Bank - Singapore, 0.300% due 6/2/26	5
48,628,742		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	48,628,742
9,683,796		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	9,683,796
924		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	924

		TOTAL TIME DEPOSITS (Cost - $63,466,702)	63,466,702

U.S. GOVERNMENT OBLIGATION - 1.2%
21,475,000		U.S. Treasury Bills, 3.639% due 6/30/26(q)
		(Cost - $21,412,411)	21,412,411

		TOTAL SHORT-TERM INVESTMENTS (Cost - $95,871,972)	95,871,972

		TOTAL INVESTMENTS - 102.5% (Cost - $1,882,470,090)	1,876,109,770

		Liabilities in Excess of Other Assets - (2.5)%	(45,780,554)

		TOTAL NET ASSETS - 100.0%	$1,830,329,216

†	Amount denominated in U.S. dollars, unless otherwise noted.

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*	Non-income producing security.

@	The amount is less than 0.05%.

(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $434,949,237 and represents 23.8% of net assets.

(b)	Rating by Moody’s Investors Service.

(c)	All or a portion of this security is on loan (see Note 1).

(d)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2026, amounts to $33,233,419 and represents 1.8% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Security is currently in default.

(h)	Illiquid security.

(i)	Rating by Fitch Ratings Service.

(j)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2026.

(k)	This security is traded on a TBA basis (see Note 1).

(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(m)	Principal only security.

(n)	Interest only security.

(o)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 4.6%.

(p)	Represents investments of collateral received from securities lending transactions.

(q)	Rate shown represents yield-to-maturity.

#	Security that used significant unobservable inputs to determine fair value. At May 31, 2026, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At May 31, 2026, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 1,882,470,090	$ 43,943,759	$ (48,909,531)	$ (4,965,772)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
ETF	—	Exchange-Traded Fund
GO	—	General Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.7%
Mortgage-Backed Securities	24.9
U.S. Government Agencies & Obligations	20.2
Collateralized Mortgage Obligations	12.4
Sovereign Bonds	3.7
Asset-Backed Securities	2.2
Open End Mutual Fund Securities	1.2
Municipal Bonds	0.1
Senior Loans	0.0	*
Common Stock	0.0	*
Short-Term Investments	4.6

Total Investments	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2026, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Note Futures	966	9/26	$199,302,241	$199,539,375	$237,134
U.S. Treasury 5-Year Note Futures	308	9/26	32,860,527	33,020,969	160,442
U.S. Treasury 10-Year Note Futures	722	9/26	78,972,433	79,295,906	323,473
U.S. Treasury Long Bond Futures	129	9/26	14,206,125	14,476,219	270,094
U.S. Treasury Ultra Long Bond Futures	260	9/26	29,445,902	29,745,625	299,723

					1,290,866

Contracts to Sell:
Euro-Bund Futures	38	9/26	5,592,258	5,611,317	(19,059)
U.S. Ultra Long Bond Futures	150	9/26	16,761,184	16,811,719	(50,535)

					(69,594)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$1,221,272

At May 31, 2026, Core Fixed Income Fund had deposited cash of $2,175,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2026, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	309,000	USD	219,339	BNY	$221,859	7/20/26	$2,520
Euro	97,961	USD	114,078	HSBC	114,401	6/30/26	323
Mexican Peso	32,790,000	USD	1,891,216	SSB	1,886,638	6/30/26	(4,578)
Swedish Krona	8,620,000	USD	931,899	BNY	934,491	6/18/26	2,592
Swedish Krona	9,000,000	USD	973,031	BNY	975,687	6/18/26	2,656

							3,513

Contracts to Sell:
Australian Dollar	7,070,000	USD	5,118,312	SSB	5,076,185	7/20/26	42,127
Brazilian Real	14,690,000	USD	2,911,159	SSB	2,866,023	8/7/26	45,136
British Pound	710,000	USD	952,432	BNY	956,059	8/18/26	(3,627)
British Pound	3,965,000	USD	5,358,012	BNY	5,339,119	8/18/26	18,893
Chilean Peso	865,000,000	USD	970,623	SSB	972,399	7/13/26	(1,776)
Colombian Peso	14,148,000,000	USD	3,795,645	GSC	3,837,251	6/9/26	(41,606)
Czech Koruna	36,100,000	USD	1,697,672	GSC	1,734,472	6/30/26	(36,800)
Euro	301,861	USD	351,243	BNP	352,522	6/30/26	(1,279)
Euro	795,000	USD	925,609	BNY	927,666	6/11/26	(2,057)
Euro	196,000	USD	227,759	BNY	228,708	6/11/26	(949)
Euro	24,190,000	USD	28,505,305	BNY	28,226,733	6/11/26	278,572
Euro	97,961	USD	114,604	HSBC	114,402	6/30/26	202
Mexican Peso	68,435,000	USD	3,759,648	BNY	3,937,544	6/30/26	(177,896)
South African Rand	30,700,000	USD	1,865,908	GSC	1,890,026	6/18/26	(24,118)
Swedish Krona	17,620,000	USD	1,879,948	BNY	1,910,178	6/18/26	(30,230)

							64,592

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$68,105

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2026, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swap on Index - Sell Protection (1)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/26 (2)	Notional Amount (3)	Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America High Yield Series 46 5-Year Index, NR	5.000%	6/20/31	3-Month	3.019%	USD 3,494,700	$324,928	$219,757	$105,171

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2026, Core Fixed Income Fund had cash collateral from brokers in the amount of $230,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BNP	—	BNP Paribas SA
BNY	—	Bank of New York Mellon
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
SSB	—	State Street Bank & Trust Co.

See pages 257-259 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0%
Advertising - 0.8%
		Neptune Bidco U.S. Inc., Senior Secured Notes:
$ 690,000	B-	9.290% due 4/15/29(a)	$706,245
587,000	B-	9.500% due 2/15/33(a)	601,165

		Total Advertising	1,307,410

Aerospace/Defense - 0.7%
		ATI Inc., Senior Unsecured Notes:
484,000	BB	4.875% due 10/1/29	478,775
210,000	BB	5.125% due 10/1/31	208,313
465,000	BB	Moog Inc., Company Guaranteed Notes, 5.500% due 10/15/34(a)	461,719

		Total Aerospace/Defense	1,148,807

Airlines - 0.5%
405,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	404,991
316,000	BB+	United Airlines Holdings Inc., Company Guaranteed Notes, 5.375% due 3/1/31	313,513

		Total Airlines	718,504

Auto Manufacturers - 0.5%
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
260,000	BB-	4.810% due 9/17/30(a)	243,470
490,000	BB-	8.125% due 7/17/35(a)	520,822

		Total Auto Manufacturers	764,292

Auto Parts & Equipment - 1.7%
		American Axle & Manufacturing Inc.:
360,000	B+	Company Guaranteed Notes, 7.750% due 10/15/33(a)	361,323
420,000	BB	Senior Secured Notes, 6.375% due 10/15/32(a)	421,873
		Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Company Guaranteed Notes:
411,000	BB-	6.125% due 4/15/31(a)	412,176
193,000	BB-	6.375% due 4/15/34(a)	193,056
525,000	Ba2(b)	IHO Verwaltungs GmbH, Senior Secured Notes, 7.375% (7.375% cash and 8.125% PIK) due 5/15/33(a)(c)	540,435
730,000	BB-	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/23/32(a)	718,305

		Total Auto Parts & Equipment	2,647,168

Banks - 0.6%
880,000	BB	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(a)	891,668

Biotechnology - 0.5%
745,000	BB	BioMarin Pharmaceutical Inc., Company Guaranteed Notes, 5.500% due 2/15/34(a)	736,361

Chemicals - 1.8%
535,000	B2(b)	Bonds U.S. Bidco 1 Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Senior Secured Notes, 7.125% due 6/15/33(a)	539,391
		FMC Corp.:
280,000	BBB-	Senior Secured Notes, 8.000% due 6/1/31(a)	292,816
984,000	B+	Subordinated Notes, 8.450% (5-Year CMT Index + 4.366%) due 11/1/55(d)	734,269
710,000	BB	Methanex U.S. Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)	731,442
557,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	554,730

		Total Chemicals	2,852,648

Coal - 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	153,511

Commercial Services - 3.9%
909,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)(e)	879,301
		EquipmentShare.com Inc., Secured Notes:
395,000	B	8.625% due 5/15/32(a)	415,070
701,000	B	8.000% due 3/15/33(a)	729,435
		Herc Holdings Inc., Company Guaranteed Notes:
219,000	BB-	7.000% due 6/15/30(a)	227,674

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Commercial Services - 3.9% - (continued)
$ 455,000	BB-	7.250% due 6/15/33(a)	$475,101
486,000	B-	Hertz Corp. (The), Senior Secured Notes, 12.625% due 7/15/29(a)	443,068
890,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	597,040
702,000	BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	701,931
775,000	B+	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(a)	796,235
874,000	B	WEX Inc., Company Guaranteed Notes, 6.500% due 3/15/33(a)	870,692

		Total Commercial Services	6,135,547

Computers - 0.7%
530,000	BB-	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(a)	542,201
590,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	597,094

		Total Computers	1,139,295

Cosmetics/Personal Care - 1.0%
913,000	BB-	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	873,088
800,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	764,257

		Total Cosmetics/Personal Care	1,637,345

Diversified Financial Services - 6.0%
735,000	BB+	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(d)(f)	736,508
		Ally Financial Inc., Subordinated Notes:
442,000	BB+	6.700% due 2/14/33	455,944
300,000	BB+	6.646% (5-Year CMT Index + 2.450%) due 1/17/40(d)	297,092
		Credit Acceptance Corp., Company Guaranteed Notes:
437,000	BB	9.250% due 12/15/28(a)	457,036
285,000	BB	6.625% due 3/15/30(a)	287,529
715,000	B	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	719,183
		goeasy Ltd.:
		Company Guaranteed Notes:
788,000	B-	6.875% due 5/15/30(a)	707,728
599,000	B-	6.875% due 2/15/31(a)(e)	530,468
297,000	B-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	279,650
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
405,000	BB	7.125% due 4/30/31(a)	420,099
440,000	BB	6.125% due 11/1/32(a)	441,321
123,000	BB	6.750% due 5/1/33(a)	126,597
700,000	B2(b)	Phoenix Aviation Capital Ltd., Senior Unsecured Notes, 9.250% due 7/15/30(a)	722,096
560,000	B-	Planet Financial Group LLC, Company Guaranteed Notes, 10.500% due 12/15/29(a)	561,308
735,000	B1(b)	Rfna LP, Senior Unsecured Notes, 7.875% due 2/15/30(a)	721,664
535,000	BB+	SLM Corp., Senior Unsecured Notes, 6.495% (SOFR + 2.710%) due 5/15/32(d)	536,129
		Sumisho Air Lease Corp., Junior Subordinated Notes:
325,000	BB+	4.125% (5-Year CMT Index + 3.149%)(d)(f)	320,421
414,000	BB+	4.650% (5-Year CMT Index + 4.076%)(d)(f)	413,744
710,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	743,268

		Total Diversified Financial Services	9,477,785

Electric - 4.1%
795,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	729,529
		NRG Energy Inc.:
		Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,294
195,000	BB	5.250% due 6/15/29(a)	194,077
597,000	BB	3.625% due 2/15/31(a)	554,011
430,000	BB	5.875% due 5/15/34(a)	427,260
345,000	BB	6.250% due 11/1/34(a)	348,417
		Senior Unsecured Notes:
125,000	BB	5.750% due 1/15/34(a)	123,698

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Electric - 4.1% - (continued)
$ 100,000	BB	6.000% due 1/15/36(a)	$99,402
910,000	Ba3(b)	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	896,689
		Talen Energy Supply LLC, Company Guaranteed Notes:
295,000	B+	6.375% due 5/1/33(a)	294,305
375,000	B+	6.250% due 2/1/34(a)	373,814
375,000	B+	6.500% due 2/1/36(a)	377,406
		XPLR Infrastructure Operating Partners LP:
		Company Guaranteed Notes:
445,000	BB	4.500% due 9/15/27(a)	442,271
127,000	BB	8.375% due 1/15/31(a)	136,230
331,000	BB	7.750% due 4/15/34(a)	349,753
838,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	873,323

		Total Electric	6,394,479

Electrical Components & Equipment - 0.3%
		EnerSys, Company Guaranteed Notes:
485,000	BB+	4.375% due 12/15/27(a)	482,023
29,000	BB+	6.625% due 1/15/32(a)	29,863

		Total Electrical Components & Equipment	511,886

Electronics - 0.9%
700,000	BB	Ingram Micro Inc., Senior Secured Notes, 4.750% due 5/15/29(a)	688,359
730,000	B+	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	707,387

		Total Electronics	1,395,746

Entertainment - 3.0%
755,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	777,350
875,000	BBB-	Flutter Treasury DAC, Senior Secured Notes, 5.875% due 6/4/31(a)	865,532
720,000	BB-	Light & Wonder International Inc., Company Guaranteed Notes, 6.250% due 10/1/33(a)	714,078
795,000	B-	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	771,256
543,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	528,905
938,000	B	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	995,424

		Total Entertainment	4,652,545

Environmental Control - 0.7%
715,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.750% due 10/15/33(a)	719,094
445,000	BB	GFL Environmental Holdings U.S. Inc., Company Guaranteed Notes, 5.500% due 2/1/34(a)	436,091

		Total Environmental Control	1,155,185

Food - 3.3%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
76,000	BB+	5.500% due 3/31/31(a)	74,933
355,000	BB+	6.250% due 3/15/33(a)	355,854
1,446,000	BB+	5.750% due 3/31/34(a)	1,394,834
745,000	B	Industrial F&B Investments III Inc., Senior Secured Notes, 7.750% due 2/11/33(a)	761,414
536,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)(e)	550,070
		Performance Food Group Inc., Company Guaranteed Notes:
70,000	BB	4.250% due 8/1/29(a)	67,862
539,000	BB	5.625% due 3/1/34(a)	527,190
965,000	B+	Post Holdings Inc., Company Guaranteed Notes, 6.250% due 10/15/34(a)	957,407
585,000	BB+	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(a)	584,500

		Total Food	5,274,064

Healthcare - Products - 0.9%
760,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 3.875% due 11/1/29(a)	722,201
713,000	B+	Insulet Corp., Senior Unsecured Notes, 6.500% due 4/1/33(a)	726,310

		Total Healthcare - Products	1,448,511

Healthcare - Services - 3.5%
810,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.000% due 3/15/31(a)	759,234

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Healthcare - Services - 3.5% - (continued)
$ 778,000	B	Concentra Health Services Inc., Company Guaranteed Notes, 6.875% due 7/15/32(a)	$806,634
765,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 6.250% due 1/15/33(a)	764,906
709,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	738,464
910,000	B	Star Parent Inc., Senior Secured Notes, 9.000% due 10/1/30(a)	956,497
		Tenet Healthcare Corp.:
1,016,000	BB	Senior Secured Notes, 5.500% due 11/15/32(a)	1,012,731
405,000	B	Senior Unsecured Notes, 6.000% due 11/15/33(a)	409,282

		Total Healthcare - Services	5,447,748

Home Builders - 1.1%
695,000	BB-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 8/1/33(a)	682,080
		Mattamy Group Corp., Senior Unsecured Notes:
521,000	BB+	4.625% due 3/1/30(a)	499,986
600,000	BB+	6.000% due 12/15/33(a)	573,135

		Total Home Builders	1,755,201

Insurance - 2.8%
666,000	B	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(a)	643,933
590,000	B+	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	592,113
		Asurion LLC/ Asurion Co.-Issuer Inc.:
995,000	B	Secured Notes, 8.375% due 2/1/34(a)	971,046
920,000	BB-	Senior Secured Notes, 8.000% due 12/31/32(a)	959,771
488,000	B	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	490,512
785,000	B	CRC Insurance Group LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	787,772

		Total Insurance	4,445,147

Internet - 2.6%
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	101,640
198,000	BB-	7.125% due 9/30/30(a)	201,969
469,000	BB-	6.250% due 4/1/33(a)	467,550
824,385	CCC+	GrubHub Holdings Inc., Senior Secured Notes, 13.000% (7.000% cash and 6.000% PIK until 3/31/26 then 5.500% until 9/30/26) due 7/31/30(a)(c)(e)	676,936
		ION Platform Finance U.S. Inc./ION Platform Finance Sarl, Senior Secured Notes:
250,000	B+	4.625% due 5/1/28(a)	234,607
490,000	B+	5.750% due 5/15/28(a)	468,208
		Match Group Holdings II LLC, Senior Unsecured Notes:
434,000	BB	4.125% due 8/1/30(a)	408,763
149,000	BB	3.625% due 10/1/31(a)	133,615
265,000	BB	6.125% due 9/15/33(a)	260,261
		Wayfair LLC, Senior Secured Notes:
715,000	BB-	6.750% due 11/15/32(a)	726,585
420,000	BB-	7.125% due 5/31/34(a)	428,500

		Total Internet	4,108,634

Investment Companies - 0.9%
		HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes:
233,000	BBB-	6.750% due 7/15/35	243,076
435,000	BB	8.000% (5-Year CMT Index + 4.301%) due 6/1/56(d)	464,490
369,000	BB	7.125% (5-Year CMT Index + 3.478%) due 11/15/56(d)	373,100
390,000	BBB-	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 3.750% due 9/15/30(a)	363,526

		Total Investment Companies	1,444,192

Iron/Steel - 1.8%
		Cleveland-Cliffs Inc., Company Guaranteed Notes:
330,000	B+	7.000% due 3/15/32(a)	333,749
640,000	B2(b)	7.375% due 5/1/33(a)(e)	655,808
665,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	621,404

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Iron/Steel - 1.8% - (continued)
		Mineral Resources Ltd., Senior Unsecured Notes:
$ 48,000	Ba3(b)	9.250% due 10/1/28(a)	$49,830
639,000	Ba3(b)	8.500% due 5/1/30(a)	660,345
220,000	Ba3(b)	6.000% due 5/1/32(a)	219,236
220,000	Ba3(b)	6.250% due 5/1/34(a)	219,764

		Total Iron/Steel	2,760,136

Leisure Time - 2.1%
		Carnival Corp., Ltd., Company Guaranteed Notes:
595,000	BB+	5.750% due 8/1/32(a)	601,779
595,000	BB+	6.125% due 2/15/33(a)	602,926
		NCL Corp., Ltd., Senior Unsecured Notes:
350,000	B+	6.250% due 3/1/30(a)	346,258
595,000	B+	6.750% due 2/1/32(a)	590,359
585,000	B+	6.250% due 9/15/33(a)	561,410
585,000	BBB	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 6.000% due 2/1/33(a)	593,115

		Total Leisure Time	3,295,847

Lodging - 2.6%
1,136,000	B	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	1,060,187
565,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	551,895
535,000	B+	MGM China Holdings Ltd., Senior Unsecured Notes, 6.250% due 5/15/33(a)	536,317
802,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	813,678
		Travel + Leisure Co., Senior Secured Notes:
520,000	BB-	6.250% due 6/1/31(a)	523,363
590,000	BB-	6.125% due 9/1/33(a)	580,159

		Total Lodging	4,065,599

Machinery - Construction & Mining - 0.5%
760,000	BB-	Solaris Energy Infrastructure LLC, Company Guaranteed Notes, 6.375% due 5/15/31(a)	772,258

Machinery - Diversified - 0.4%
615,000	BB+	Esab Corp., Company Guaranteed Notes, 5.625% due 4/1/31(a)	619,467

Media - 6.4%
192,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	196,577
834,000	B	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)(e)	533,803
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	511,645
680,000	BB-	4.500% due 5/1/32	597,145
660,000	BB-	7.000% due 2/1/33(a)(e)	645,660
290,000	BB-	4.250% due 1/15/34(a)(e)	242,437
		CSC Holdings LLC, Company Guaranteed Notes:
890,000	CCC+	(Cost - $710,945, acquired 11/2/22), 6.500% due 2/1/29(a)(g)	524,747
415,000	CCC+	(Cost - $312,146, acquired 5/13/25), 4.125% due 12/1/30(a)(e)(g)	236,909
200,000	CCC+	(Cost - $174,153, acquired 7/14/22), 4.500% due 11/15/31(a)(e)(g)	112,169
798,000	B+	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 9.250% due 6/1/32(a)	819,833
715,000	BB+(h)	Discovery Global Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/42	541,860
1,284,000	BB-	Nexstar Media Inc., Company Guaranteed Notes, 7.250% due 4/15/34(a)	1,292,893
		Paramount Global, Company Guaranteed Notes:
619,000	B+	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(d)	495,200
222,000	B+	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(d)	188,839
		Sirius XM Radio LLC, Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	545,808
656,000	BB+	3.875% due 9/1/31(a)	598,011
547,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	519,757
		Univision Communications Inc., Senior Secured Notes:
112,000	B	7.375% due 6/30/30(a)	111,649
715,000	B	8.500% due 7/31/31(a)	720,138

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Media - 6.4% - (continued)
$ 705,000	B	9.375% due 8/1/32(a)	$722,561

		Total Media	10,157,641

Metal Fabricate/Hardware - 0.3%
455,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.375% due 3/1/34(a)	445,476

Mining - 1.4%
967,000	BB-	Capstone Copper Corp., Company Guaranteed Notes, 6.750% due 3/31/33(a)	986,798
482,000	BB-	Hudbay Minerals Inc., Company Guaranteed Notes, 6.125% due 4/1/29(a)	485,648
714,000	BB	Novelis Corp., Company Guaranteed Notes, 6.375% due 8/15/33(a)	721,496

		Total Mining	2,193,942

Miscellaneous Manufacturers - 0.0%@
12,101	WD(h)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(i)#	–

Oil & Gas - 4.9%
63,000	B	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(a)	59,587
		Crescent Energy Finance LLC, Company Guaranteed Notes:
387,000	BB-	7.625% due 4/1/32(a)	397,267
230,000	BB-	7.875% due 4/15/32(a)	235,891
345,000	BB-	7.375% due 1/15/33(a)	350,685
710,000	BB-	DBR Land Holdings LLC, Company Guaranteed Notes, 6.250% due 12/1/30(a)	721,388
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
460,000	BB+	6.250% due 4/15/32(a)	453,238
150,000	BB+	8.375% due 11/1/33(a)	159,657
355,000	BB+	7.250% due 2/15/35(a)	360,407
745,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.500% due 2/15/34	746,684
740,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 7.875% due 10/15/33(a)	751,545
		SM Energy Co., Company Guaranteed Notes:
397,000	BB	8.625% due 11/1/30(a)	419,629
285,000	BB	6.625% due 4/15/34(a)	286,671
		Sunoco LP, Company Guaranteed Notes:
95,000	BB+	5.625% due 3/15/31(a)	95,158
255,000	BB+	7.250% due 5/1/32(a)	267,053
845,000	BB+	5.875% due 3/15/34(a)	840,311
489,000	B+	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)	519,195
566,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	589,741
517,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	531,289

		Total Oil & Gas	7,785,396

Oil & Gas Services - 1.5%
375,000	BB-	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(a)	384,148
360,000	BB-	Archrock Services LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.000% due 2/1/34(a)	360,315
		Kodiak Gas Services LLC, Company Guaranteed Notes:
612,000	BB-	5.875% due 4/1/31(a)	616,031
142,000	BB-	6.500% due 10/1/33(a)	144,534
148,000	BB-	6.750% due 10/1/35(a)	152,212
		WBI Operating LLC:
405,000	BB-	Company Guaranteed Notes, 6.250% due 10/15/30(a)	408,694
285,000	BB-	Senior Unsecured Notes, 6.500% due 10/15/33(a)	288,779

		Total Oil & Gas Services	2,354,713

Packaging & Containers - 2.1%
805,000	B+	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.250% due 1/30/31(a)	811,730
		Clydesdale Acquisition Holdings Inc.:
708,000	B-	Company Guaranteed Notes, 8.750% due 4/15/30(a)	680,774
105,000	B+	Senior Secured Notes, 6.750% due 4/15/32(a)	100,694
		Crown Americas LLC, Company Guaranteed Notes:
204,000	BB+	5.250% due 4/1/30	205,147

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Packaging & Containers - 2.1% - (continued)
$ 245,000	BB+	5.875% due 6/1/33	$246,542
479,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	473,172
781,000	B+	Sword Purchaser LLC, Senior Secured Notes, 8.250% due 4/15/33(a)	805,846

		Total Packaging & Containers	3,323,905

Pharmaceuticals - 0.7%
		HLF Financing Sarl LLC/Herbalife International Inc.:
585,000	BB-	Company Guaranteed Notes, 4.875% due 6/1/29(a)	549,750
599,000	BB	Senior Secured Notes, 7.750% due 5/1/33(a)	605,540

		Total Pharmaceuticals	1,155,290

Pipelines - 7.0%
405,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	405,370
		Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes:
183,000	BB-	8.625% due 3/15/29(a)	190,703
689,000	BB-	7.375% due 6/30/33(a)	711,802
300,000	BB-	6.875% due 6/1/34(a)	304,589
655,000	BB+	Excelerate Energy LP, Company Guaranteed Notes, 8.000% due 5/15/30(a)	693,939
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
349,000	B+	8.250% due 1/15/29	362,326
510,000	B+	8.875% due 4/15/30	534,080
85,000	B+	7.875% due 5/15/32	88,427
110,000	B+	8.000% due 5/15/33	115,458
240,000	B+	6.750% due 3/15/34	241,115
		Harvest Midstream I LP, Senior Unsecured Notes:
510,000	BB-	7.500% due 5/15/32(a)	530,243
600,000	BB-	6.750% due 5/15/34(a)	615,992
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
680,000	BB-	7.375% due 7/15/32(a)	703,241
35,000	BB-	6.625% due 1/15/34(a)	35,413
1,155,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,151,274
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
392,000	B+	8.125% due 2/15/29(a)	407,602
459,000	B+	8.375% due 2/15/32(a)	482,215
238,000	Ba1(b)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	247,245
615,000	BBB-	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 6.000% due 5/1/36(a)	622,212
1,517,000	BB	Venture Global LNG Inc., Senior Secured Notes, 8.375% due 6/1/31(a)	1,579,349
		Venture Global Plaquemines LNG LLC, Senior Secured Notes:
45,000	BB+	6.125% due 12/15/30(a)	46,214
97,000	BB+	7.500% due 5/1/33(a)	107,103
225,000	BB+	6.500% due 6/15/34(a)	234,932
558,000	BB+	7.750% due 5/1/35(a)	626,696

		Total Pipelines	11,037,540

Real Estate - 1.3%
		Cushman & Wakefield U.S. Borrower LLC, Senior Secured Notes:
286,000	BB-	6.750% due 5/15/28(a)	286,439
380,000	BB-	8.875% due 9/1/31(a)	401,094
495,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	514,463
788,000	B	Kennedy-Wilson Inc., Company Guaranteed Notes, 4.750% due 3/1/29	790,050

		Total Real Estate	1,992,046

Real Estate Investment Trusts (REITs) - 2.3%
890,000	Ba3(b)	Arbor Realty SR Inc., Company Guaranteed Notes, 7.875% due 7/15/30(a)(e)	835,841
646,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	670,613
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
158,000	BB+	4.250% due 2/1/27(a)	156,795

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Real Estate Investment Trusts (REITs) - 2.3% - (continued)
$ 110,000	BB+	4.750% due 6/15/29(a)	$107,803
447,000	BB+	7.000% due 7/15/31(a)	463,309
610,000	BB	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.750% due 3/15/34(a)	605,486
		Starwood Property Trust Inc., Senior Unsecured Notes:
680,000	BB-	6.500% due 7/1/30(a)	696,242
36,000	BB-	6.125% due 6/1/31(a)	36,415

		Total Real Estate Investment Trusts (REITs)	3,572,504

Retail - 3.9%
535,000	BB+	Academy Ltd., Senior Secured Notes, 5.875% due 5/15/31(a)	538,770
455,000	BB+	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	475,671
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	426,095
187,000	BB	5.625% due 1/1/30(a)	186,824
77,000	BB	6.875% due 3/1/32(a)	79,241
495,000	BB	6.125% due 5/1/34(a)	495,308
375,000	B-	LBM Acquisition LLC, Senior Secured Notes, 9.500% due 6/15/31(a)	315,928
		Murphy Oil USA Inc., Company Guaranteed Notes:
280,000	BB+	4.750% due 9/15/29	275,491
635,000	BB+	5.875% due 6/1/34(a)	638,082
		Park River Holdings Inc.:
283,329	CCC	Secured Notes, 8.750% due 12/31/30(a)	275,885
644,000	B-	Senior Secured Notes, 8.000% due 3/15/31(a)	652,525
490,000	B	Petco Health & Wellness Co., Inc., Senior Secured Notes, 8.250% due 2/1/31(a)	490,927
		PetSmart LLC/PetSmart Finance Corp.:
450,000	B-	Company Guaranteed Notes, 10.000% due 9/15/33(a)	454,132
250,000	BB-	Senior Secured Notes, 7.500% due 9/15/32(a)	252,106
552,000	BB	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(a)	562,781

		Total Retail	6,119,766

Semiconductors - 0.8%
605,000	BB	Amkor Technology Inc., Company Guaranteed Notes, 5.875% due 10/1/33(a)	608,510
590,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	596,226

		Total Semiconductors	1,204,736

Software - 2.5%
		Cloud Software Group Inc., Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	352,533
370,000	B	8.250% due 6/30/32(a)	363,088
642,000	B	CoreWeave Inc., Company Guaranteed Notes, 9.750% due 10/1/31(a)	662,817
		OAK-Eagle Acquireco Inc.:
80,000	(P)BB	Senior Secured Notes, 7.250% due 7/1/33(a)	83,369
691,000	(P)B	Senior Unsecured Notes, 8.750% due 7/1/34(a)	730,699
1,394,656	CCC+	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)(e)	1,185,355
499,000	B	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(a)	490,760

		Total Software	3,868,621

Telecommunications - 7.8%
1,235,000	CCC	Altice Financing SA, Senior Secured Notes, (Cost - $1,036,750, acquired 2/12/25), 5.000% due 1/15/28(a)(g)	903,759
760,000	Ba3(b)	APLD ComputeCo 2 LLC, Senior Secured Notes, 6.750% due 3/15/31(a)(e)	766,356
		Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes:
438,000	BB+	6.875% (5-Year CMT Index + 2.390%) due 9/15/55(d)	450,690
330,000	BB+	7.000% (5-Year CMT Index + 2.363%) due 9/15/55(d)	341,062
815,000	Ba2(b)	Black Pearl Compute LLC, Senior Secured Notes, 6.125% due 2/15/31(a)	830,052
610,000	B+	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	623,492
460,000	B	Connect Finco Sarl/Connect U.S. Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	486,252
895,000	BB	Core Scientific Finance I LLC, Senior Secured Notes, 7.750% due 5/15/31(a)	914,856

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.0% - (continued)
Telecommunications - 7.8% - (continued)
$ 735,000	Ba3(b)	Flash Compute LLC, Senior Secured Notes, 7.250% due 12/31/30(a)	$758,952
		Iliad Holding SAS, Senior Secured Notes:
133,000	B+	7.000% due 10/15/28(a)	134,065
200,000	B+	8.500% due 4/15/31(a)	211,962
985,000	B+	7.000% due 4/15/32(a)	1,003,169
915,000	(P)BB-	Meridian Arc Holdco LLC, Senior Secured Notes, 6.250% due 4/30/31(a)	920,363
925,000	(P)BB	PR RNO Property Owner 1 LLC, Senior Secured Notes, 6.500% due 5/1/31(a)	926,805
		Rogers Communications Inc., Subordinated Notes:
341,000	BB	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(d)	349,052
404,000	BB	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(d)	418,488
535,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	530,131
564,000	CCC+	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	570,064
1,152,675	CCC	Zayo Group Holdings Inc., Senior Secured Notes, 13.750% (7.125% cash and 1.875% PIK until 3/30/27 then 5.375% until 3/30/28) due 9/9/30(a)(c)	1,146,981

		Total Telecommunications	12,286,551

Transportation - 0.8%
545,000	B2(b)	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	529,014
663,000	BB	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(a)	691,412

		Total Transportation	1,220,426

		TOTAL CORPORATE BONDS & NOTES (Cost - $147,537,247)	147,875,539

SENIOR LOAN - 0.0%@
Mining - 0.0%@
382,557	NR	Arctic Canadian Diamond Company Ltd., 4.314% (3-Month USD-LIBOR + 2.000%) due 12/17/33(d)(j)
		(Cost - $372,199)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $147,909,446)	147,875,539

SHORT-TERM INVESTMENTS(k) - 9.5%
MONEY MARKET FUND - 4.5%
7,091,754		Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(l)
		(Cost - $7,091,754)	7,091,754

TIME DEPOSITS - 5.0%
3,513,655		Citibank - New York, 2.970% due 6/1/26	3,513,655
157,250		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	157,250
4,250,873		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	4,250,873

		TOTAL TIME DEPOSITS (Cost - $7,921,778)	7,921,778

		TOTAL SHORT-TERM INVESTMENTS (Cost - $15,013,532)	15,013,532

		TOTAL INVESTMENTS - 103.5% (Cost - $162,922,978)	162,889,071

		Liabilities in Excess of Other Assets - (3.5)%	(5,466,713)
		TOTAL NET ASSETS - 100.0%	$157,422,358

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $133,572,068 and represents 84.8% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(e)	All or a portion of this security is on loan (see Note 1).
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2026, amounts to $1,777,584 and represents 1.1% of net assets.
(h)	Rating by Fitch Ratings Service.
(i)	Security is currently in default.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 5.0%.
(l)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2026, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At May 31, 2026, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 162,922,978	$ 2,586,838	$ (2,620,745)	$ (33,907)

Abbreviations used in this schedule:

CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	94.9%
Senior Loan	0.0	*
Short-Term Investments	5.1

Total Investments	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

Currency abbreviation used in this schedule:

USD	—	United States Dollar

See pages 257-259 for definitions of ratings

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 45.7%
Australia - 2.4%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	$66,759
50,000	AUD	1.750% due 6/21/51	18,250
		New South Wales Treasury Corp.:
1,000,000	AUD	2.000% due 3/8/33	593,524
1,200,000	AUD	1.750% due 3/20/34	673,108
500,000	AUD	3.500% due 11/20/37	296,252
300,000	AUD	Northern Territory Treasury Corp., 6.000% due 4/21/39	217,538
		Queensland Treasury Corp.:
600,000	AUD	2.000% due 8/22/33	349,775
200,000	AUD	1.750% due 7/20/34(a)	110,441
1,000,000	AUD	5.250% due 7/21/36(a)	705,936
		Treasury Corp. of Victoria:
400,000	AUD	4.250% due 12/20/32	274,604
1,000,000	AUD	2.250% due 9/15/33	591,792
400,000	AUD	2.000% due 9/17/35	215,800
400,000	AUD	4.750% due 9/15/36	270,565
400,000	AUD	2.000% due 11/20/37	199,163

		Total Australia	4,583,507

Brazil - 2.4%
		Brazil Letras do Tesouro Nacional:
7,500,000	BRL	zero coupon due 10/1/26	1,422,212
14,700,000	BRL	zero coupon due 4/1/27	2,618,996
500,000	EUR	Brazilian Government International Bonds, 4.000% due 4/23/30	584,597

		Total Brazil	4,625,805

Bulgaria - 0.3%
		Bulgaria Government International Bonds:
300,000	EUR	3.375% due 7/18/35	341,074
200,000	EUR	4.125% due 7/18/45	224,183

		Total Bulgaria	565,257

Canada - 0.9%
2,100,000	CAD	Canadian Government Bonds, 3.000% due 6/1/34	1,488,995
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(a)	288,685

		Total Canada	1,777,680

Chile - 0.1%
$ 200,000		Chile Government International Bonds, 4.850% due 1/22/29	202,100

China - 4.4%
		China Development Bank:
7,600,000	CNY	2.820% due 5/22/33	1,206,430
22,220,000	CNY	2.630% due 1/8/34	3,499,504
		China Government Bonds:
5,600,000	CNY	1.650% due 5/15/35	825,399
4,090,000	CNY	3.190% due 4/15/53	717,921
12,700,000	CNY	2.190% due 9/25/54	1,850,297
2,300,000	CNY	1.920% due 1/15/55	315,782

		Total China	8,415,333

Colombia - 1.1%
		Colombian TES:
2,158,400,000	COP	11.000% due 8/22/29	537,470
1,884,100,000	COP	13.250% due 2/9/33	495,746

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 45.7% - (continued)
Colombia - 1.1% - (continued)
2,053,500,000	COP	11.750% due 1/24/35	$502,609
2,176,300,000	COP	12.750% due 11/28/40	571,963

		Total Colombia	2,107,788

France - 3.7%
6,000,000	EUR	French Republic Government Bonds OAT, 2.750% due 2/25/30(a)	6,978,472

Israel - 1.0%
		Israel Government International Bonds:
$ 300,000		5.375% due 3/12/29	305,377
900,000		5.375% due 2/19/30	918,102
300,000		5.500% due 3/12/34	306,017
300,000		5.750% due 3/12/54	286,812

		Total Israel	1,816,308

Italy - 0.3%
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	551,982

Japan - 6.5%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	303,245
120,000,000	JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	506,797
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,007,529
240,000,000	JPY	1.400% due 9/20/45	1,063,488
152,000,000	JPY	0.500% due 9/20/46	533,501
98,000,000	JPY	0.700% due 12/20/48	334,159
38,700,000	JPY	0.500% due 3/20/49	123,415
60,000,000	JPY	0.700% due 12/20/50	190,012
60,000,000	JPY	0.700% due 3/20/51	188,179
125,000,000	JPY	0.700% due 6/20/51	388,413
180,000,000	JPY	0.700% due 12/20/51	549,889
69,400,000	JPY	1.800% due 3/20/54	281,177
202,000,000	JPY	2.200% due 6/20/54	902,630
60,000,000	JPY	3.200% due 9/20/55	331,915
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	730,644
200,000,000	JPY	1.000% due 12/20/35	1,087,414
20,000,000	JPY	0.400% due 3/20/36	101,558
100,000,000	JPY	0.400% due 6/20/40	434,622
130,000,000	JPY	1.800% due 9/20/44	633,952
180,000,000	JPY	2.000% due 12/20/44	904,385
74,000,000	JPY	2.400% due 3/20/45	395,139
		Japanese Government CPI Linked Bonds:
167,259,540	JPY	0.100% due 3/10/28	1,064,755
53,108,590	JPY	0.100% due 3/10/29	337,140

		Total Japan	12,393,958

Kuwait - 0.6%
		Kuwait International Government Bonds:
400,000		4.016% due 10/9/28(a)	395,685
200,000		4.136% due 10/9/30(a)	197,032
500,000		4.804% due 4/20/33(a)	499,635

		Total Kuwait	1,092,352

Luxembourg - 0.5%
1,000,000		Eagle Funding Luxco Sarl, 5.500% due 8/17/30(a)	1,006,980

Malaysia - 1.9%
		Malaysia Government Bonds:
12,523,000	MYR	3.519% due 4/20/28	3,177,820

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 45.7% - (continued)
Malaysia - 1.9% - (continued)
900,000	MYR	2.632% due 4/15/31	$219,012
160,000	MYR	3.582% due 7/15/32	40,555
860,000	MYR	Malaysia Government Investment Issues, 4.193% due 10/7/32	225,015

		Total Malaysia	3,662,402

Peru - 1.8%
		Peru Government Bonds:
1,300,000	PEN	7.300% due 8/12/33(a)	421,568
4,240,000	PEN	6.850% due 8/12/35(a)	1,299,231
1,660,000	PEN	7.600% due 8/12/39(a)	514,489
		Peruvian Government International Bonds:
2,321,000	PEN	6.950% due 8/12/31	753,399
1,400,000	PEN	5.400% due 8/12/34	397,795

		Total Peru	3,386,482

Poland - 0.2%
		Poland Government International Bonds:
$ 100,000		4.875% due 2/12/30	101,937
100,000		5.125% due 9/18/34	100,744
100,000		5.375% due 2/12/35	101,663

		Total Poland	304,344

Qatar - 0.2%
400,000		Qatar Government International Bonds, 4.800% due 4/8/33(a)	404,759

Romania - 0.5%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	759,861
200,000	EUR	1.750% due 7/13/30(a)	212,842

		Total Romania	972,703

Saudi Arabia - 0.8%
		Saudi Government International Bonds:
400,000		5.125% due 1/13/28(a)	404,213
400,000		4.750% due 1/18/28(a)	401,797
500,000	EUR	3.375% due 3/5/32(a)	576,399
200,000		4.875% due 7/18/33(a)	200,452

		Total Saudi Arabia	1,582,861

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(a)	109,870
100,000	EUR	1.650% due 3/3/33(a)	98,056

		Total Serbia	207,926

South Africa - 2.1%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	546,027
44,300,000	ZAR	8.875% due 2/28/35	2,814,644
2,000,000	ZAR	6.250% due 3/31/36	104,822
2,900,000	ZAR	8.500% due 1/31/37	176,200
6,200,000	ZAR	9.000% due 1/31/40	383,879

		Total South Africa	4,025,572

South Korea - 0.2%
400,000		Korea National Oil Corp., 4.250% due 9/30/29(a)	398,121

Spain - 7.0%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	120,669
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(a)	459,652
2,200,000	EUR	2.400% due 5/31/28	2,557,990

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 45.7% - (continued)
Spain - 7.0% - (continued)
36,000	EUR	1.450% due 4/30/29(a)	$40,647
240,000	EUR	3.500% due 5/31/29	286,846
5,180,000	EUR	3.450% due 10/31/34(a)	6,154,710
2,560,000	EUR	3.150% due 4/30/35(a)	2,965,739
500,000	EUR	1.900% due 10/31/52(a)	384,236
200,000	EUR	4.000% due 10/31/54(a)	231,267

		Total Spain	13,201,756

Supranational - 0.6%
1,000,000	EUR	European Union, 3.750% due 10/12/45	1,146,886

Thailand - 0.6%
		Thailand Government Bonds:
29,800,000	THB	2.700% due 6/17/40	907,358
8,456,000	THB	2.980% due 6/17/45	256,409

		Total Thailand	1,163,767

United Arab Emirates - 0.3%
$ 500,000		Abu Dhabi Government International Bonds, 4.625% due 4/20/33(a)	500,792

United Kingdom - 5.2%
		United Kingdom Gilts:
4,200,000	GBP	4.375% due 3/7/30	5,674,517
1,350,000	GBP	3.250% due 1/22/44	1,378,544
700,000	GBP	3.500% due 1/22/45	733,184
500,000	GBP	1.750% due 1/22/49	349,603
1,400,000	GBP	0.625% due 10/22/50	662,156
1,300,000	GBP	1.250% due 7/31/51	738,482
100,000	GBP	4.375% due 7/31/54	112,626
500,000	GBP	1.125% due 10/22/73	198,594

		Total United Kingdom	9,847,706

		TOTAL SOVEREIGN BONDS (Cost - $95,917,283)	86,923,599

MORTGAGE-BACKED SECURITIES - 36.6%
FHLMC - 0.0%@
21,613		Federal Home Loan Mortgage Corp. (FHLMC), 3.500% due 10/1/39	20,563

FNMA - 29.7%
		Federal National Mortgage Association (FNMA):
241,618		3.500% due 10/1/34 - 6/1/50	224,393
7,072		6.226% (1-Year CMT Index + 2.360%) due 11/1/34(b)	7,379
67,528		4.000% due 6/1/50	64,009
697,508		4.500% due 5/1/52 - 6/1/52	673,499
474,519		5.500% due 9/1/53	478,169
27,000		3.500% due 6/1/56(c)	24,562
48,428,000		5.000% due 6/1/56 - 7/1/56(c)	47,588,993
2,540,000		5.500% due 6/1/56 - 7/1/56(c)	2,552,133
344,000		4.000% due 7/1/56(c)	322,005
4,763,000		4.500% due 7/1/56(c)	4,571,721

		Total FNMA	56,506,863

GNMA - 6.9%
1,800,000		Government National Mortgage Association (GNMA), 6.500% due 7/20/56(c)	1,871,697
		Government National Mortgage Association II (GNMA):
531		6.000% due 9/20/38	540
4,926,448		3.000% due 11/20/51 - 6/20/52	4,389,618
7,246,896		3.500% due 12/20/52 - 8/20/55	6,542,851
300,000		2.500% due 6/20/56(c)	257,007

		Total GNMA	13,061,713

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $68,875,115)	69,589,139

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 14.2%
Australia - 1.1%
2,800,000	AUD	Project Cashmere, 4.543% due 12/30/57(a)(d)(m)	$2,005,729

Belgium - 0.1%
$ 200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(b)	203,973

Canada - 1.3%
800,000		Canadian Imperial Bank of Commerce, Covered Notes, 4.876% due 1/14/30(a)	816,006
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	115,478
		Royal Bank of Canada, Senior Unsecured Notes:
400,000		4.969% (SOFR + 1.100%) due 8/2/30(b)	403,992
400,000		4.696% (SOFR + 1.060%) due 8/6/31(b)	399,289
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(a)	705,536

		Total Canada	2,440,301

Cayman Islands - 0.4%
400,000		Foxconn Far East Ltd., Company Guaranteed Notes, 1.875% due 8/25/28	369,503
200,000		QNB Finance Ltd., Company Guaranteed Notes, 4.677% (SOFR + 1.050%) due 4/27/29(a)(b)	201,566
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	202,507

		Total Cayman Islands	773,576

Denmark - 0.0%@
		Jyske Realkredit AS, Covered Notes:
31,572	DKK	1.000% due 10/1/50	3,721
440,114	DKK	1.500% due 10/1/53	55,395
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
15	DKK	1.000% due 10/1/50	2
175,377	DKK	1.500% due 10/1/53	22,467

		Total Denmark	81,585

France - 0.6%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(b)	403,207
800,000		Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFR + 1.740%) due 1/9/36(a)(b)	823,934

		Total France	1,227,141

Germany - 0.2%
400,000		Deutsche Bank AG, Senior Non-Preferred Notes, 2.552% (SOFR + 1.318%) due 1/7/28(b)	395,502

Italy - 0.1%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 0.875% due 10/8/26	115,962

Japan - 0.5%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	197,660
500,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 5.246% (SOFR + 1.500%) due 7/8/36(b)	504,029
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(a)	203,606

		Total Japan	905,295

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(a)(d)	179,396

Switzerland - 0.4%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(a)	249,311
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	247,190
300,000		4.194% (SOFR + 3.730%) due 4/1/31(a)(b)	292,994

		Total Switzerland	789,495

United Arab Emirates - 0.4%
		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes:
200,000		4.500% due 5/6/30(a)	199,436
500,000		4.375% due 10/2/31(a)	489,824

		Total United Arab Emirates	689,260

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 14.2% - (continued)
United Kingdom - 2.1%
		Barclays PLC, Senior Unsecured Notes:
$ 800,000		6.496% (SOFR + 1.880%) due 9/13/27(b)	$804,493
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(b)	488,248
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(b)	199,501
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(b)	308,714
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(b)	296,806
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(b)	514,675
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(b)	913,437
500,000	EUR	Vmed O2 UK Financing I PLC, Senior Secured Notes, 5.625% due 4/15/32(a)	545,732

		Total United Kingdom	4,071,606

United States - 6.9%
		Athene Global Funding:
500,000		Secured Notes, 4.381% (SOFR + 0.750%) due 7/16/26(a)(b)	500,198
300,000		Senior Secured Notes, 5.516% due 3/25/27(a)	302,553
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(b)	506,226
700,000		1.898% (SOFR + 1.530%) due 7/23/31(b)	625,298
600,000		5.511% (SOFR + 1.310%) due 1/24/36(b)	614,300
300,000		5.045% (SOFR + 1.130%) due 2/6/37(b)	295,540
1,800,000		Beignet Investor LLC, Senior Secured Notes, 6.581% due 5/30/49(a)	1,853,593
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(a)	148,087
600,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 4.656% (SOFR + 0.720%) due 6/3/29(b)	600,809
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(b)	416,483
600,000		5.727% (SOFR + 1.265%) due 4/25/30(b)	616,331
900,000		5.094% (SOFR + 1.340%) due 4/20/34(b)	897,646
500,000		5.851% (SOFR + 1.552%) due 4/25/35(b)	520,281
400,000		5.330% (SOFR + 1.550%) due 7/23/35(b)	402,323
		JPMorgan Chase & Co., Senior Unsecured Notes:
600,000		4.603% (SOFR + 1.040%) due 10/22/30(b)	598,923
400,000		5.502% (SOFR + 1.315%) due 1/24/36(b)	409,056
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(d)(e)	455
600,000		Lincoln Financial Global Funding, Secured Notes, 5.300% due 1/13/30(a)	608,271
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	203,568
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	202,129
300,000	EUR	3.250% due 6/6/32	345,434
900,000		RD Michigan Property Owner I LLC, Senior Secured Notes, 7.500% due 3/30/45(a)	901,273
100,000	EUR	Southern Co. (The), Junior Subordinated Notes, 1.875% (2.108% - 5-Year EUR Swap Rate) due 9/15/81(f)	114,041
		Wells Fargo & Co., Senior Unsecured Notes:
600,000		4.808% (SOFR + 1.980%) due 7/25/28(b)	601,833
500,000	EUR	3.900% (3-Month EURIBOR + 1.220%) due 7/22/32(b)	593,936
300,000		4.892% (SOFR + 1.340%) due 9/15/36(b)	292,897

		Total United States	13,171,484

		TOTAL CORPORATE BONDS & NOTES (Cost - $26,770,819)	27,050,305

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
Asset-Backed Securities - 1.2%
224,780		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 4.599% (1-Month Term SOFR + 1.014%) due 8/25/35(b)	222,042
278,609		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.179% (1-Month Term SOFR + 0.594%) due 5/25/35(b)	258,999
112,391		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.149% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(b)	113,958

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1% - (continued)
Asset-Backed Securities - 1.2% - (continued)
		Countrywide Asset-Backed Certificates:
$ 173,231		Series 2007-9, Class 2A4, 3.949% (1-Month Term SOFR + 0.364%) due 2/25/36(b)	$166,158
27,381		Series 2007-12, Class 1A1, 4.439% (1-Month Term SOFR + 0.854%) due 8/25/47(b)	26,883
197,985		Series 2007-13, Class 1A, 4.539% (1-Month Term SOFR + 0.954%) due 10/25/47(b)	193,389
119,148		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	15,089
228,181		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 4.749% (1-Month Term SOFR + 2.214%) due 5/25/37(a)(b)	224,587
388,492		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.239% (1-Month Term SOFR + 0.654%) due 5/25/36(b)	380,537
43,761		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 3.839% (1-Month Term SOFR + 0.254%) due 3/25/37(b)	39,681
735,362		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.199% (1-Month Term SOFR + 0.614%) due 11/25/36(b)	706,573

		Total Asset-Backed Securities	2,347,896

Mortgage Securities - 6.9%
145,356	GBP	ALBA PLC, Series 2007-1, Class A3, 4.036% (Sterling Overnight Index Average + 0.289%) due 3/17/39(b)	192,945
3,891		Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.677% due 2/20/36(b)	3,742
		Bear Stearns Adjustable Rate Mortgage Trust:
781		Series 2003-5, Class 1A2, 4.590% due 8/25/33(b)	761
1,087		Series 2003-7, Class 6A, 5.490% due 10/25/33(b)	1,062
4,132		Series 2004-2, Class 22A, 6.243% due 5/25/34(b)	4,071
1,415		Series 2004-2, Class 23A, 4.000% due 5/25/34(b)	1,315
24,320		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.085% due 1/26/36(b)	17,208
552,871		Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.375% due 4/25/65(a)(b)	493,879
		Countrywide Alternative Loan Trust:
2,608		Series 2005-21CB, Class A3, 5.250% due 6/25/35	1,898
16,428		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,190
32,787		Series 2007-11T1, Class A12, 4.049% (1-Month Term SOFR + 0.464%) due 5/25/37(b)	10,193
24,609		Series 2007-7T2, Class A9, 6.000% due 4/25/37	9,511
		Countrywide Home Loan Mortgage Pass-Through Trust:
32,558		Series 2005-2, Class 1A1, 4.339% (1-Month Term SOFR + 0.754%) due 3/25/35(b)	30,485
374		Series 2005-3, Class 2A1, 4.279% (1-Month Term SOFR + 0.694%) due 4/25/35(b)	368
30,154		Series 2005-9, Class 1A3, 4.159% (1-Month Term SOFR + 0.574%) due 5/25/35(b)	26,819
10,564		Series 2005-11, Class 3A1, 3.551% due 4/25/35(b)	6,807
3,853		Series 2005-HYB9, Class 3A2A, 6.224% (1-Year Term SOFR + 2.465%) due 2/20/36(b)	3,433
485,277		Series 2007-4, Class 1A47, 6.000% due 5/25/37	198,267
90,663		Series 2007-19, Class 2A1, 6.500% due 11/25/47	39,840
		Credit Suisse Commercial Mortgage Capital Trust:
34,401		Series 2007-5R, Class A5, 6.500% due 7/26/36	7,004
65,096		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(b)	54,090
320,796		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.199% (1-Month Term SOFR + 1.614%) due 10/25/47(b)	253,741
6,302	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.016% (Sterling Overnight Index Average + 0.269%) due 6/15/44(b)	8,489
63,790	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 4.816% (Sterling Overnight Index Average + 1.069%) due 6/13/45(b)	85,738
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,304		Series 2391, Class FJ, 4.257% (30-Day Average SOFR + 0.614%) due 4/15/28(b)	1,304
11,518		Series 2614, Class SJ, 9.330% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(f)	12,801
39,935		Series 4579, Class FD, 4.118% (30-Day Average SOFR + 0.464%) due 1/15/38(b)	39,447
39,935		Series 4579, Class SD, 2.030% due 1/15/38(b)(g)	1,841
591,749		Series 5513, Class MF, 4.552% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	595,987
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
3,769		Series T-35, Class A, 4.007% (30-Day Average SOFR + 0.394%) due 9/25/31(b)	3,755
11,962		Series T-62, Class 1A1, 4.966% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	11,103
2,903		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	2,889
16,834		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	17,284
		Federal National Mortgage Association (FNMA), REMICS:
2,855		Series 2003-34, Class A1, 6.000% due 4/25/43	2,880
3,022		Series 2006-48, Class TF, 4.127% (30-Day Average SOFR + 0.514%) due 6/25/36(b)	2,998

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1% - (continued)
Mortgage Securities - 6.9% - (continued)
$ 34,577		Series 2009-104, Class FA, 4.527% (30-Day Average SOFR + 0.914%) due 12/25/39(b)	$34,751
520,134		Series 2024-90, Class FA, 5.112% (30-Day Average SOFR + 1.500%) due 12/25/54(b)	526,643
282,613		Series 2025-6, Class GF, 5.012% (30-Day Average SOFR + 1.400%) due 2/25/55(b)	285,899
719,198		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(b)	677,215
5,967		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.707% due 11/19/35(b)	5,350
		Government National Mortgage Association (GNMA):
42,013		Series 2016-H15, Class FA, 4.575% (1-Month Term SOFR + 0.914%) due 7/20/66(b)	42,203
1,746		Series 2017-121, Class PE, 3.000% due 7/20/46	1,724
456,967		Series 2024-H07, Class JF, 4.415% (30-Day Average SOFR + 0.790%) due 4/20/74(b)	460,107
686,853		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(b)	570,731
		GS Mortgage-Backed Securities Trust:
70,039		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(b)	58,198
71,027		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(b)	59,019
		GSR Mortgage Loan Trust:
1,194		Series 2003-1, Class A2, 5.270% (1-Year CMT Index + 1.750%) due 3/25/33(b)	1,204
25,223		Series 2005-AR7, Class 2A1, 4.597% due 11/25/35(b)	24,598
		Harborview Mortgage Loan Trust:
7,727		Series 2005-2, Class 2A1A, 4.167% (1-Month Term SOFR + 0.554%) due 5/19/35(b)	7,541
8,223		Series 2005-3, Class 2A1A, 4.207% (1-Month Term SOFR + 0.594%) due 6/19/35(b)	8,173
35,122		Series 2006-SB1, Class A1A, 4.616% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	33,081
49,715		Series 2007-1, Class 2A1A, 3.987% (1-Month Term SOFR + 0.374%) due 3/19/37(b)	46,739
300,000	GBP	Harvest Funding PLC, Series A, Class 1A (Sterling Overnight Index Average + 0.900%) due 11/15/69(a)(b)	403,964
		JP Morgan Mortgage Trust:
514		Series 2003-A2, Class 3A1, 5.330% due 11/25/33(b)	503
302		Series 2005-A1, Class 6T1, 5.121% due 2/25/35(b)	297
287,647		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(b)	239,325
833,272		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(b)	722,336
682,837		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(b)	592,610
528,956		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(b)	456,581
675,439		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(b)	604,102
207,806	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.026% (Sterling Overnight Index Average + 0.279%) due 1/1/61(b)	275,324
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(a)	290,344
733		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 5.901% due 2/25/33(b)	687
		MFA Trust:
35,716		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	35,202
256,682		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(a)	257,650
		New Residential Mortgage Loan Trust:
96,618		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	93,577
105,860		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	101,777
208,681	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.026% (Sterling Overnight Index Average + 0.279%) due 12/1/50(b)	277,414
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.837% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	399,980
723,293		OBX Trust, Series 2024-HYB1, Class A1, 3.650% due 3/25/53(a)(b)	726,344
283,173		One New York Plaza Trust, Series 2020-1NYP, Class A, 4.692% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(b)	275,943
231,293		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(a)	232,435
275,621		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(a)	276,876
		RALI Trust:
58,680		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	48,902
40,184		Series 2007-QO2, Class A1, 3.849% (1-Month Term SOFR + 0.264%) due 2/25/47(b)	12,005
		Residential Asset Securitization Trust:
13,453		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,394
36,616		Series 2006-R1, Class A2, 4.099% (1-Month Term SOFR + 0.514%) due 1/25/46(b)	9,746
102,969	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.026% (Sterling Overnight Index Average + 0.279%) due 12/15/43(b)	136,581

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1% - (continued)
Mortgage Securities - 6.9% - (continued)
		RMAC Securities No 1 PLC:
100,492	GBP	Series 2006-NS1X, Class A2A, 4.016% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	$134,309
199,348	GBP	Series 2006-NS3X, Class A2A, 4.016% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	265,088
		Structured Adjustable Rate Mortgage Loan Trust:
$ 1,173		Series 2004-1, Class 4A1, 5.935% due 2/25/34(b)	1,142
400		Series 2004-4, Class 3A2, 5.592% due 4/25/34(b)	400
16,997		Series 2004-19, Class 2A1, 5.166% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	15,937
		Structured Asset Mortgage Investments II Trust:
13,595		Series 2005-AR2, Class 2A1, 4.159% (1-Month Term SOFR + 0.574%) due 5/25/45(b)	13,191
17,516		Series 2005-AR8, Class A1A, 4.259% (1-Month Term SOFR + 0.674%) due 2/25/36(b)	15,067
15,369		Series 2006-AR5, Class 1A1, 4.119% (1-Month Term SOFR + 0.534%) due 5/25/36(b)	9,821
79,401		Series 2007-AR4, Class A3, 4.139% (1-Month Term SOFR + 0.554%) due 9/25/47(b)	72,349
43,906		Series 2007-AR6, Class A1, 5.266% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	38,219
38,341		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 3.979% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(b)	32,577
291,719	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 4.672% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(b)	393,318
		Towd Point Mortgage Trust:
338,077		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(b)	324,547
75,870		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	73,354
75,287		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(b)	64,888
		WaMu Mortgage Pass-Through Certificates Trust:
2,043		Series 2002-AR9, Class 1A, 5.166% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	2,007
685		Series 2003-AR5, Class A7, 5.566% due 6/25/33(b)	685
26,704		Series 2003-AR9, Class 2A, 5.679% due 9/25/33(b)	26,297
69,592		Series 2004-AR1, Class A, 5.596% due 3/25/34(b)	70,886
8,729		Series 2005-AR13, Class A1A1, 4.279% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	8,528
17,398		Series 2006-AR10, Class 2A1, 4.058% due 9/25/36(b)	15,028
27,454		Series 2006-AR13, Class 2A, 5.266% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(b)	26,506
13,514		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 4.706% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	8,437
31,153		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 5.571% due 12/25/32(b)	31,087

		Total Mortgage Securities	13,112,888

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $16,612,334)	15,460,784

U.S. GOVERNMENT OBLIGATIONS - 7.5%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40	128,289
1,100,000		1.875% due 2/15/41	757,818
975,000		4.125% due 8/15/44	876,224
300,000		3.000% due 2/15/48(h)	219,023
175,000		3.000% due 8/15/48	127,087
800,000		3.375% due 11/15/48	620,594
400,000		2.250% due 8/15/49(h)	246,273
350,000		2.375% due 11/15/49	220,719
3,900,000		4.500% due 11/15/54	3,596,074
1,900,000		4.625% due 2/15/55	1,788,857
200,000		4.625% due 11/15/55	188,438
100,000		4.750% due 2/15/56(i)	96,219
		U.S. Treasury Inflation Indexed Notes:
1,338,710		0.500% due 1/15/28(j)	1,320,627
1,108,836		0.125% due 7/15/31	1,032,050
833,861		0.125% due 1/15/32	765,452
113,652		0.625% due 7/15/32	106,867
1,551,984		1.125% due 1/15/33	1,490,006
		U.S. Treasury Notes:
200,000		4.000% due 2/29/28(i)	199,988

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS - 7.5% - (continued)
$ 400,000		4.375% due 5/15/34(h)(i)	$400,680
180,000		4.125% due 2/15/36	175,472

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $15,466,775)	14,356,757

COLLATERALIZED LOAN OBLIGATIONS - 6.0%
Commercial MBS - 0.0%@
111,403		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.093% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(b)	111,472

Other ABS - 6.0%
27,417		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 4.851% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(b)	27,433
266,976	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 3.014% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(b)	311,437
79,483	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 2.820% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(b)	92,748
500,000	EUR	Capital Four CLO IV DAC, Series ARR, Class 4A, 3.394% (3-Month EURIBOR + 1.190%) due 4/15/38(a)(b)	583,547
600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR, 4.765% (3-Month Term SOFR + 1.090%) due 7/20/34(a)(b)	600,342
180,483		CarVal CLO I Ltd., Series 2018-1A, Class AR, 4.910% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(b)	180,625
339,502	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class AR, 3.123% (3-Month EURIBOR + 0.840%) due 8/15/33(a)(b)	395,100
92,608	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.864% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	107,960
600,000		Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, 4.745% (3-Month Term SOFR + 1.070%) due 4/20/34(a)(b)	600,514
42,478		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 4.955% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(b)	42,532
500,000		Elevation CLO Ltd., Series 2018-3A, Class A1R2, 4.967% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(b)	500,291
500,000	EUR	Fair Oaks Loan Funding V DAC, 3.439% (3-Month EURIBOR + 1.235%) due 10/15/36(a)(b)	583,637
133,924		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.025% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	134,113
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A, 3.444% (3-Month EURIBOR + 1.240%) due 1/15/39(a)(b)	583,864
900,000	EUR	Hayfin Emerald CLO XIV DAC, Series 14-A, Class A, 3.404% (3-Month EURIBOR + 1.210%) due 1/22/39(a)(b)	1,050,651
500,000	EUR	ICG Euro CLO DAC, Series 2023-2A, Class A1R, 3.455% (3-Month EURIBOR + 1.290%) due 1/26/38(a)(b)	582,985
500,000		ICG U.S. CLO Ltd., Series 2021-3A, Class AR, 4.825% (3-Month Term SOFR + 1.150%) due 10/20/34(a)(b)	499,666
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, 4.787% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(b)	700,327
1,200,000		Madison Park Funding LXIX Ltd., Series 2024-69A, Class A1R, 4.837% (3-Month Term SOFR + 1.200%) due 7/25/37(a)(b)(k)(m)	1,200,306
133,323		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 4.864% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(b)	133,366
462,827	EUR	Palmer Square European Loan Funding DAC, Series 2025-3A, Class A, 3.134% (3-Month EURIBOR + 0.930%) due 7/15/35(a)(b)	539,442
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 3.364% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(b)	584,039
500,000	EUR	Providus CLO VII DAC, Series ARR, Class 7A, 3.374% (3-Month EURIBOR + 1.170%) due 7/15/38(a)(b)	583,552
300,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class A1RR, 3.489% (3-Month EURIBOR + 1.260%) due 8/29/36(a)(b)	349,908
324,862	EUR	St Pauls CLO, Series 11A, Class AR, 3.090% (3-Month EURIBOR + 0.850%) due 1/17/32(a)(b)	379,173

		Total Other ABS	11,347,558

		TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $11,238,060)	11,459,030

MUNICIPAL BOND - 0.1%
Arizona - 0.1%
200,000		Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(a)
		(Cost - $200,000)	209,231

ASSET-BACKED SECURITIES - 0.1%
Student Loans - 0.1%
12,532		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 4.880% (90-Day Average SOFR + 1.212%) due 4/25/38(b)	12,502
176,021		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.093% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	177,776

		TOTAL ASSET-BACKED SECURITIES (Cost - $188,552)	190,278

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $235,268,938)	225,239,123

SHORT-TERM INVESTMENTS - 10.8%
COMMERCIAL PAPERS - 1.9%
300,000		Alimentation Couche-Tard Inc., 4.023% due 6/9/26(a)(l)	299,732
250,000		Boston Scientific Corp., 4.012% due 6/11/26(a)(l)	249,722
250,000		Constellation Brands Inc., 4.039% due 6/8/26(a)(l)	249,804

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 10.8% - (continued)
COMMERCIAL PAPERS - 1.9% - (continued)
$ 300,000		Enbridge US Inc., 4.010% due 6/4/26(a)(l)	$299,900
250,000		Fidelity National Information Services Inc., 4.069% due 6/8/26(a)(l)	249,802
250,000		Glencore Funding LLC, 4.183% due 6/1/26(a)(l)	250,000
250,000		Haleon UK Capital PLC, 4.120% due 6/29/26(a)(l)	249,203
300,000		Marsh & McLennan Cos Inc., 4.022% due 6/9/26(a)(l)	299,733
		Phillips 66:
300,000		4.292% due 6/10/26(a)(l)	299,680
550,000		4.333% due 6/8/26(a)(l)	549,539
		Sempra:
250,000		4.089% due 6/8/26(a)(d)(l)	249,802
300,000		4.130% due 6/26/26(a)(d)(l)	299,144

		TOTAL COMMERCIAL PAPERS (Cost - $3,546,061)	3,546,061

REPURCHASE AGREEMENT - 6.9%
13,200,000

Citigroup Global Markets Inc. repurchase agreement dated 5/29/26, 3.680% due 6/1/26, Proceeds at maturity - $13,201,331; (Fully collateralized by U.S. Treasury Notes, 4.000% due 7/31/20; Valued - $13,484,065)

		(Cost - $13,200,000)	13,200,000

TIME DEPOSITS - 2.0%
2,706	HKD	ANZ National Bank - Hong Kong, 0.810% due 6/1/26	345
		BBH - New York:
82,282	NZD	0.760% due 6/2/26	49,278
112,201	CAD	1.120% due 6/1/26	81,376
309,705	AUD	2.930% due 6/1/26	222,585
87,858	NOK	2.970% due 6/1/26	9,503
36,551	CHF	BNP Paribas - Paris, (0.460)% due 6/1/26	46,834
		Citibank - London:
290,996	EUR	0.860% due 6/1/26	339,418
229,724	GBP	2.670% due 6/1/26	309,393
90,844	SGD	HSBC Bank - Singapore, 0.300% due 6/2/26	71,183
1,566,747		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	1,566,747
		Skandinaviska Enskilda Banken AB - Stockholm:
431,515	SEK	0.590% due 6/1/26	46,741
29,173	DKK	0.630% due 6/1/26	4,553
108,617	ZAR	Standard Chartered Bank - Johannesburg, 4.020% due 6/1/26	6,696
		Sumitomo Mitsui Banking Corp. - Tokyo:
51,440,646	JPY	0.190% due 6/1/26	322,988
665,489		2.970% due 6/1/26	665,489

		TOTAL TIME DEPOSITS (Cost - $3,743,129)	3,743,129

		TOTAL SHORT-TERM INVESTMENTS (Cost - $20,489,190)	20,489,190

		TOTAL INVESTMENTS IN SECURITIES (Cost - $255,758,128)	245,728,313

		TOTAL INVESTMENTS IN PURCHASED OPTIONS - 0.0%@ (Cost - $23,821)	6,549

		TOTAL INVESTMENTS - 129.1% (Cost - $255,781,949)	245,734,862

		Liabilities in Excess of Other Assets - (29.1)%	(55,339,850)

		TOTAL NET ASSETS - 100.0%	$190,395,012

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $63,294,869 and represents 33.2% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Illiquid security.
(e)	Security is currently in default.
(f)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2026.
(g)	Interest only security.
(h)	All or a portion of this security is held at the broker as collateral for open securities purchased on a forward commitment basis.
(i)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	When-issued security.
(l)	Rate shown represents yield-to-maturity.
(m)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2026, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 255,781,949	$ 11,010,321	$ (22,731,965)	$ (11,721,644)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MBS	—	Mortgage-Backed Security
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	35.4%
Mortgage-Backed Securities	28.3
Corporate Bonds & Notes	11.0
Collateralized Mortgage Obligations	6.3
U.S. Government Obligations	5.8
Collateralized Loan Obligations	4.7
Municipal Bond	0.1
Asset-Backed Securities	0.1
Purchased Options	0.0 *
Short-Term Investments	8.3

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
372,000	9,033,815	CZK	OTC Euro vs Czech Koruna, Put	BNP	8/13/26	CZK	24.04	$114
103,000	$103,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.80	306
198,000	198,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.80	557
422,000	422,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.80	1,254
379,000	379,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.80	1,126
661,000	661,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.80	1,860
83,583	126,078,269	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	7/13/26	KRW	1,400.00	38
717,000	475	KRW	OTC U.S. Dollar vs Korean Won, Put	HSBC	7/9/26	KRW	1,400.00	273
717,000	1,081,537,140	KRW	OTC U.S. Dollar vs Korean Won, Put	HSBC	7/10/26	KRW	1,400.00	288
375,417	566,286,511	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	7/9/26	KRW	1,400.00	143
462,000	462,000		OTC U.S. Dollar vs Singapore Dollar, Call	BOA	11/5/26	SGD	1.32	590

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $23,821)					$6,549

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following Options Contracts Written:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
570,000	201,721,530	HUF	OTC Euro vs Hungarian Forint, Call	BOA	10/16/26	HUF	390.74	$2,643
192,000	67,948,305	HUF	OTC Euro vs Hungarian Forint, Call	BOA	10/20/26	HUF	387.25	1,082
20,000	7,077,948	HUF	OTC Euro vs Hungarian Forint, Call	UBS	10/21/26	HUF	389.72	102
740,000	261,884,092	HUF	OTC Euro vs Hungarian Forint, Call	UBS	11/10/26	HUF	375.00	8,773
103,000	807,201	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.85	22
198,000	1,551,706	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.85	48
422,000	3,307,172	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.85	92
379,000	2,970,185	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.85	82
661,000	5,180,191	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.85	161
83,583	$83,583		OTC U.S. Dollar vs Korean Won, Put	BOA	7/13/26	KRW	1,350.00	6
717,000	717,000		OTC U.S. Dollar vs Korean Won, Put	HSBC	7/9/26	KRW	1,350.00	40
717,000	717,000		OTC U.S. Dollar vs Korean Won, Put	HSBC	7/10/26	KRW	1,350.00	42
375,417	375,417		OTC U.S. Dollar vs Korean Won, Put	BOA	7/9/26	KRW	1,350.00	21
462,000	462,000		OTC U.S. Dollar vs Singapore Dollar, Put	BOA	11/5/26	SGD	1.24	1,868

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $31,722)					$14,982

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 6/1/41(a)	$1,928,611
17,550,000	2.000% due 6/1/56(a)	14,048,227
400,000	2.500% due 6/1/56(a)	335,239
1,500,000	3.000% due 6/1/56(a)	1,311,161
1,500,000	3.500% due 7/1/56(a)	1,363,461
2,665,000	6.000% due 7/1/56(a)	2,717,195

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $21,676,970)	$21,703,894

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor Futures	55	12/26	$15,642,882	$15,618,606	$(24,276)
Australian Government 3-Year Bond Futures	54	6/26	4,038,286	4,044,867	6,581
Canada Government 10-Year Bond Futures	82	9/26	7,133,304	7,150,319	17,015
Euro-BTP Futures	214	6/26	30,103,174	29,706,038	(397,136)
Euro-Buxl 30-Year Bond Futures	8	6/26	1,041,175	1,027,365	(13,810)
Euro-OAT Futures	24	6/26	3,414,659	3,382,186	(32,473)
Euro-Schatz Note Futures	20	6/26	2,480,309	2,473,118	(7,191)
Euro-Schatz Note Futures	70	9/26	8,645,742	8,650,606	4,864
U.S. Treasury 5-Year Note Futures	26	9/26	2,784,329	2,787,485	3,156
U.S. Treasury 10-Year Note Futures	21	9/26	2,288,470	2,306,390	17,920
U.S. Ultra Long Bond Futures	126	9/26	13,976,083	14,121,844	145,761
United Kingdom Treasury 10-Year Gilt Futures	87	9/26	10,263,397	10,397,808	134,411

					(145,178)

Contracts to Sell:
Australian Government 10-Year Bond Futures	82	6/26	6,385,296	6,425,367	(40,071)
Euro-Bobl Futures	14	6/26	1,914,646	1,896,030	18,616
Euro-Bobl Futures	15	9/26	2,010,699	2,015,015	(4,316)
Euro-Bund Futures	32	6/26	4,706,902	4,721,214	(14,312)
Euro-Bund Futures	20	9/26	2,936,914	2,953,325	(16,411)
Japan Government 10-Year Bond Futures	15	6/26	12,395,288	12,139,202	256,086
U.S. Treasury 2-Year Note Futures	35	9/26	7,225,028	7,229,688	(4,660)
U.S. Treasury Long Bond Futures	4	9/26	442,250	448,875	(6,625)
U.S. Treasury Ultra Long Bond Futures	9	9/26	1,013,131	1,029,656	(16,525)

					171,782

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$26,604

At May 31, 2026, International Fixed Income Fund had deposited cash of $1,687,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	267,000	USD	190,513	JPM	$191,893	6/2/26	$1,380
Australian Dollar	3,037,844	USD	2,170,540	JPM	2,183,299	6/2/26	12,759
Australian Dollar	2,813,852	USD	2,003,575	JPM	2,022,315	6/2/26	18,740
Brazilian Real	600,000	USD	121,019	BNP	118,104	7/2/26	(2,915)
Brazilian Real	400,000	USD	80,634	BNP	78,736	7/2/26	(1,898)
Brazilian Real	400,000	USD	80,499	BNP	78,736	7/2/26	(1,763)
Brazilian Real	600,000	USD	119,050	BNP	118,104	7/2/26	(946)
Brazilian Real	543,500	USD	106,713	BNP	106,117	8/4/26	(596)
Brazilian Real	500,000	USD	98,649	BNP	98,421	7/2/26	(228)
Brazilian Real	1,150,857	USD	227,581	BNP	228,202	6/2/26	621
Brazilian Real	7,244,318	USD	1,348,513	BNP	1,425,977	7/2/26	77,464
Brazilian Real	82,336	USD	15,523	BOA	16,326	6/2/26	803
Brazilian Real	9,900,000	USD	1,958,922	GSC	1,948,723	7/2/26	(10,199)
Brazilian Real	9,127,700	USD	1,788,465	GSC	1,782,167	8/4/26	(6,298)
Brazilian Real	900,000	USD	180,650	GSC	177,156	7/2/26	(3,494)
Brazilian Real	1,413,483	USD	280,153	GSC	278,231	7/2/26	(1,922)
Brazilian Real	1,189,304	USD	231,054	GSC	230,532	9/2/26	(522)
Brazilian Real	886,749	USD	173,522	GSC	173,136	8/4/26	(386)
Brazilian Real	498,766	USD	99,000	GSC	98,900	6/2/26	(100)
Brazilian Real	82,649	USD	15,491	GSC	16,388	6/2/26	897
Brazilian Real	164,482	USD	30,952	GSC	32,615	6/2/26	1,663
Brazilian Real	226,133	USD	42,079	GSC	44,512	7/2/26	2,433
Brazilian Real	11,816,848	USD	2,194,462	GSC	2,343,148	6/2/26	148,686
Brazilian Real	476,327	USD	92,113	JPM	92,330	9/2/26	217
Brazilian Real	465,863	USD	92,124	JPM	92,375	6/2/26	251
Brazilian Real	300,000	USD	58,501	JPM	59,052	7/2/26	551
Brazilian Real	300,000	USD	58,501	JPM	59,052	7/2/26	551
British Pound	276,000	USD	371,007	BNP	371,717	6/2/26	710
British Pound	155,000	USD	207,928	JPM	208,743	7/2/26	815
British Pound	177,000	USD	240,855	UBS	238,383	6/2/26	(2,472)
British Pound	8,315,189	USD	11,182,266	WFB	11,198,892	6/2/26	16,626
Canadian Dollar	270,000	USD	197,644	HSBC	195,822	6/2/26	(1,822)
Canadian Dollar	4,670,867	USD	3,379,054	SOG	3,387,632	6/2/26	8,578
Chinese Offshore Renminbi	203,000	USD	29,940	BNP	30,005	6/2/26	65
Chinese Offshore Renminbi	3,113,000	USD	459,947	BNP	460,139	6/2/26	192
Chinese Offshore Renminbi	22,087,944	USD	3,257,205	BNP	3,264,863	6/2/26	7,658
Chinese Offshore Renminbi	36,099,264	USD	5,325,161	SOG	5,335,905	6/2/26	10,744
Chinese Offshore Renminbi	796,000	USD	117,156	UBS	117,658	6/2/26	502
Chinese Offshore Renminbi	21,975,133	USD	3,241,170	WFB	3,248,189	6/2/26	7,019
Chinese Onshore Renminbi	452,637	USD	66,292	BNP	66,972	6/18/26	680
Chinese Onshore Renminbi	2,452,541	USD	360,763	BNP	363,183	6/30/26	2,420
Chinese Onshore Renminbi	2,841,634	USD	414,918	BNP	420,626	6/24/26	5,708
Chinese Onshore Renminbi	887,975	USD	128,916	BOA	131,265	6/5/26	2,349
Chinese Onshore Renminbi	4,803,947	USD	696,729	BOA	710,039	6/3/26	13,310
Chinese Onshore Renminbi	112,241	USD	16,396	DUB	16,599	6/11/26	203
Chinese Onshore Renminbi	3,119,839	USD	452,256	DUB	461,089	6/1/26	8,833
Chinese Onshore Renminbi	94,925	USD	13,940	HSBC	14,039	6/12/26	99
Chinese Onshore Renminbi	468,295	USD	68,066	JPM	69,284	6/17/26	1,218
Chinese Onshore Renminbi	339,063	USD	49,748	SCB	50,133	6/8/26	385
Chinese Onshore Renminbi	732,961	USD	107,350	SCB	108,435	6/16/26	1,085

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Chinese Onshore Renminbi	2,576,217	USD	376,701	SCB	$ 381,392	6/26/26	$ 4,691
Colombian Peso	5,310,406,880	USD	1,417,621	UBS	1,437,218	6/17/26	19,597
Czech Koruna	6,745,025	USD	326,595	BNP	323,990	6/10/26	(2,605)
Danish Krone	426,240	USD	66,260	SOG	66,521	6/2/26	261
Egyptian Pound	1,158,465	USD	23,100	GSC	21,475	8/10/26	(1,625)
Egyptian Pound	305,321	USD	5,692	HSBC	5,807	6/17/26	115
Egyptian Pound	457,519	USD	8,538	HSBC	8,702	6/17/26	164
Egyptian Pound	2,812,850	USD	55,700	SCB	52,336	8/3/26	(3,364)
Egyptian Pound	2,082,660	USD	41,200	SOG	38,750	8/3/26	(2,450)
Egyptian Pound	2,024,800	USD	40,000	SOG	37,927	7/20/26	(2,073)
Egyptian Pound	189,331	USD	3,529	SOG	3,601	6/17/26	72
Egyptian Pound	341,643	USD	6,368	SOG	6,498	6/17/26	130
Egyptian Pound	588,069	USD	10,860	SOG	11,185	6/17/26	325
Euro	97,000	USD	112,984	BNP	113,141	6/2/26	157
Euro	318,000	USD	370,470	BNP	370,915	6/2/26	445
Euro	380,000	USD	443,030	BNP	443,814	7/2/26	784
Euro	116,000	USD	135,904	BOA	135,302	6/2/26	(602)
Euro	380,000	USD	442,525	JPM	443,232	6/2/26	707
Euro	32,824,994	USD	38,241,118	SOG	38,287,065	6/2/26	45,947
Hungarian Forint	3,466,000	USD	11,393	BNP	11,418	6/10/26	25
Hungarian Forint	4,395,000	USD	14,546	BOA	14,478	6/10/26	(68)
Hungarian Forint	265,256,552	USD	876,296	DUB	873,543	6/16/26	(2,753)
Indian Rupee	71,363,602	USD	750,118	BNP	745,188	8/18/26	(4,930)
Indian Rupee	4,042,819	USD	42,937	BNP	42,455	6/24/26	(482)
Indian Rupee	3,042,559	USD	32,304	BNP	31,976	6/17/26	(328)
Indian Rupee	3,043,812	USD	32,304	BNP	31,989	6/17/26	(315)
Indian Rupee	18,201,706	USD	188,971	BNP	190,604	7/20/26	1,633
Indian Rupee	25,471,935	USD	261,941	BNP	267,290	7/1/26	5,349
Indian Rupee	20,725,384	USD	214,863	DUB	217,031	7/20/26	2,168
Indian Rupee	2,592,974	USD	27,586	GSC	27,251	6/17/26	(335)
Indian Rupee	2,594,077	USD	27,586	GSC	27,262	6/17/26	(324)
Indian Rupee	4,367,759	USD	46,065	GSC	45,903	6/17/26	(162)
Indian Rupee	9,831,741	USD	101,911	HSBC	102,956	7/20/26	1,045
Indian Rupee	14,700,617	USD	152,481	HSBC	153,941	7/20/26	1,460
Indian Rupee	23,506,484	USD	243,971	HSBC	246,154	7/20/26	2,183
Indian Rupee	5,758,484	USD	61,654	JPM	60,472	6/24/26	(1,182)
Indian Rupee	9,542,612	USD	101,777	SCB	100,211	6/24/26	(1,566)
Indian Rupee	5,947,394	USD	63,680	SCB	62,456	6/24/26	(1,224)
Indian Rupee	6,367,138	USD	67,851	SCB	66,864	6/24/26	(987)
Indian Rupee	4,987,630	USD	52,936	SCB	52,377	6/24/26	(559)
Indian Rupee	40,849,385	USD	426,171	SCB	428,092	7/13/26	1,921
Indonesian Rupiah	371,831,387	USD	21,632	BCLY	20,792	6/10/26	(840)
Indonesian Rupiah	2,747,443,483	USD	161,234	BNP	153,632	6/10/26	(7,602)
Indonesian Rupiah	3,478,521,194	USD	199,106	BNP	193,015	9/16/26	(6,091)
Indonesian Rupiah	3,452,977,854	USD	197,233	BNP	191,597	9/16/26	(5,636)
Indonesian Rupiah	1,489,130,884	USD	88,371	BNP	83,269	6/10/26	(5,102)
Indonesian Rupiah	2,079,115,377	USD	121,047	BNP	116,260	6/10/26	(4,787)
Indonesian Rupiah	1,004,790,000	USD	59,731	BNP	56,186	6/10/26	(3,545)
Indonesian Rupiah	907,069,734	USD	53,981	BNP	50,722	6/10/26	(3,259)
Indonesian Rupiah	652,999,183	USD	38,727	BNP	36,514	6/10/26	(2,213)
Indonesian Rupiah	2,822,067,488	USD	156,525	BNP	156,590	9/16/26	65
Indonesian Rupiah	2,511,570,375	USD	145,725	DUB	140,442	6/10/26	(5,283)
Indonesian Rupiah	2,064,751,157	USD	120,327	DUB	115,457	6/10/26	(4,870)
Indonesian Rupiah	1,414,107,103	USD	83,831	GSC	79,074	6/10/26	(4,757)
Indonesian Rupiah	1,715,047,710	USD	100,140	GSC	95,902	6/10/26	(4,238)
Indonesian Rupiah	1,005,253,488	USD	59,111	GSC	56,212	6/10/26	(2,899)
Indonesian Rupiah	998,075,364	USD	58,260	GSC	55,810	6/10/26	(2,450)
Indonesian Rupiah	1,580,046,368	USD	88,672	GSC	87,673	9/16/26	(999)
Indonesian Rupiah	1,580,117,220	USD	88,671	GSC	87,677	9/16/26	(994)
Indonesian Rupiah	4,168,072,470	USD	242,133	JPM	233,071	6/10/26	(9,062)
Indonesian Rupiah	1,701,002,136	USD	99,152	JPM	95,117	6/10/26	(4,035)
Indonesian Rupiah	2,270,540,581	USD	130,611	JPM	126,986	6/8/26	(3,625)
Indonesian Rupiah	794,507,175	USD	46,585	JPM	44,427	6/10/26	(2,158)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indonesian Rupiah	3,635,975,327	USD	215,694	SCB	$203,317	6/10/26	$(12,377)
Indonesian Rupiah	2,064,853,874	USD	120,109	SCB	115,463	6/10/26	(4,646)
Indonesian Rupiah	1,698,496,874	USD	98,931	SCB	94,977	6/10/26	(3,954)
Indonesian Rupiah	1,999,289,389	USD	112,249	SCB	110,936	9/16/26	(1,313)
Indonesian Rupiah	338,057,455	USD	20,022	SCB	18,904	6/10/26	(1,118)
Israeli New Shekel	32,000	USD	10,247	BOA	11,352	6/10/26	1,105
Israeli New Shekel	100,000	USD	32,070	BOA	35,474	6/10/26	3,404
Israeli New Shekel	310,000	USD	102,794	BOA	109,972	6/10/26	7,178
Israeli New Shekel	117,000	USD	37,408	GSC	41,506	6/10/26	4,098
Israeli New Shekel	347,000	USD	122,533	JPM	123,119	7/7/26	586
Japanese Yen	258,344,568	USD	1,620,774	BNP	1,622,105	6/2/26	1,331
Japanese Yen	76,431,410	USD	479,314	BOA	479,901	6/2/26	587
Japanese Yen	318,177,207	USD	1,998,224	HSBC	1,997,785	6/2/26	(439)
Japanese Yen	241,997,757	USD	1,516,942	HSBC	1,519,466	6/2/26	2,524
Japanese Yen	1,022,318,129	USD	6,419,177	SOG	6,418,975	6/2/26	(202)
Kazakhstan Tenge	5,337,000	USD	10,000	DUB	10,759	7/29/26	759
Kazakhstan Tenge	6,950,450	USD	13,000	DUB	14,011	7/29/26	1,011
Kazakhstan Tenge	7,038,850	USD	13,000	DUB	14,237	7/20/26	1,237
Kazakhstan Tenge	55,465,500	USD	103,000	DUB	112,350	7/16/26	9,350
Korean Won	58,995,164	USD	40,709	BNP	39,123	6/17/26	(1,586)
Korean Won	44,068,017	USD	30,096	BNP	29,225	6/17/26	(871)
Korean Won	13,551,708	USD	9,000	BNP	8,990	6/29/26	(10)
Korean Won	29,943,800	USD	20,000	BOA	19,864	6/30/26	(136)
Korean Won	44,056,800	USD	30,000	GSC	29,211	6/8/26	(789)
Korean Won	44,662,050	USD	30,000	GSC	29,617	6/15/26	(383)
Mexican Peso	12,170,000	USD	702,876	BOA	700,993	6/17/26	(1,883)
Mexican Peso	1,995,000	USD	114,946	BOA	114,912	6/17/26	(34)
Mexican Peso	2,539,000	USD	144,785	BOA	146,246	6/17/26	1,461
Mexican Peso	220,782	USD	12,713	DUB	12,717	6/17/26	4
Mexican Peso	331,181	USD	19,070	DUB	19,076	6/17/26	6
Mexican Peso	7,243,045	USD	415,169	GSC	417,200	6/17/26	2,031
Mexican Peso	8,812,000	USD	494,516	GSC	507,573	6/17/26	13,057
Mexican Peso	3,478,000	USD	200,837	HSBC	200,333	6/17/26	(504)
Mexican Peso	2,006,000	USD	114,929	HSBC	115,546	6/17/26	617
Mexican Peso	41,170,304	USD	2,369,691	JPM	2,352,806	9/17/26	(16,885)
Mexican Peso	560,390	USD	31,942	JPM	32,025	9/17/26	83
Mexican Peso	19,808,360	USD	1,138,333	JPM	1,140,964	6/17/26	2,631
Mexican Peso	6,126,431	USD	351,010	UBS	352,883	6/17/26	1,873
Mexican Peso	111,769	USD	6,376	WFB	6,387	9/17/26	11
Mexican Peso	111,839	USD	6,376	WFB	6,391	9/17/26	15
Mexican Peso	223,639	USD	12,752	WFB	12,781	9/17/26	29
Mexican Peso	671,685	USD	38,322	WFB	38,386	9/17/26	64
Mexican Peso	672,128	USD	38,323	WFB	38,411	9/17/26	88
Mexican Peso	930,811	USD	52,713	WFB	53,194	9/17/26	481
Mexican Peso	5,424,089	USD	311,337	WFB	312,428	6/17/26	1,091
New Taiwan Dollar	112,268,800	USD	3,580,000	BCLY	3,625,402	2/3/27	45,402
New Taiwan Dollar	5,293,211	USD	168,012	BNP	168,626	6/17/26	614
New Taiwan Dollar	947,839	USD	29,535	BNP	30,195	6/17/26	660
New Taiwan Dollar	27,511,656	USD	876,000	BNP	887,671	1/20/27	11,671
New Taiwan Dollar	58,340,637	USD	1,845,230	BNP	1,859,229	6/24/26	13,999
New Taiwan Dollar	43,252,014	USD	1,361,376	BNP	1,378,377	6/24/26	17,001
New Taiwan Dollar	41,047,642	USD	1,307,000	BNP	1,324,807	1/25/27	17,807
New Taiwan Dollar	88,959,073	USD	2,800,802	BNP	2,835,285	6/26/26	34,483
New Taiwan Dollar	73,115,136	USD	2,322,000	BNP	2,359,360	1/22/27	37,360
New Taiwan Dollar	69,525,850	USD	2,202,834	JPM	2,215,914	6/26/26	13,080
New Zealand Dollar	2,776,799	USD	1,640,533	BCLY	1,663,081	6/3/26	22,548
Nigerian Naira	89,411,000	USD	53,000	DUB	61,367	10/21/26	8,367
Nigerian Naira	53,011,200	USD	35,200	SCB	34,990	2/8/27	(210)
Norwegian Krone	167,971	USD	18,078	DUB	18,160	7/2/26	82
Norwegian Krone	399,187	USD	43,051	HSBC	43,158	7/2/26	107
Norwegian Krone	1,170,000	USD	125,913	HSBC	126,556	6/2/26	643
Norwegian Krone	1,450,000	USD	156,035	JPM	156,766	7/2/26	731
Peruvian Sol	1,169,786	USD	341,939	BNP	343,857	6/18/26	1,918

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Peruvian Sol	397,563	USD	115,712	DUB	$116,868	6/17/26	$1,156
Peruvian Sol	734,777	USD	214,753	DUB	216,076	6/8/26	1,323
Peruvian Sol	8,432,531	USD	2,446,339	DUB	2,478,834	6/17/26	32,495
Polish Zloty	51,000	USD	14,008	BNP	14,062	6/24/26	54
Polish Zloty	307,957	USD	84,475	BNP	84,914	6/10/26	439
Polish Zloty	1,991,192	USD	553,709	BOA	549,037	6/10/26	(4,672)
Polish Zloty	354,629	USD	97,825	BOA	97,780	6/24/26	(45)
Polish Zloty	76,000	USD	20,909	BOA	20,955	6/24/26	46
Polish Zloty	182,000	USD	49,931	BOA	50,182	6/24/26	251
Polish Zloty	183,000	USD	49,837	BOA	50,458	6/24/26	621
Polish Zloty	336,533	USD	92,108	GSC	92,793	6/10/26	685
Polish Zloty	581,401	USD	160,129	JPM	160,307	6/24/26	178
Polish Zloty	607,520	USD	167,712	WFB	167,509	6/24/26	(203)
Singapore Dollar	3,760,768	USD	2,941,936	WFB	2,946,848	6/2/26	4,912
Swedish Krona	10,423,891	USD	1,122,287	HSBC	1,130,871	7/2/26	8,584
Swedish Krona	10,450,958	USD	1,131,046	SOG	1,132,043	6/2/26	997
Swiss Franc	905,163	USD	1,152,089	HSBC	1,159,797	6/2/26	7,708
Thai Baht	647,520	USD	20,000	BNP	19,923	6/15/26	(77)
Thai Baht	455,022	USD	13,921	BNP	14,001	6/17/26	80
Thai Baht	2,348,243	USD	72,730	DUB	72,256	6/17/26	(474)
Thai Baht	14,252,320	USD	441,180	GSC	438,549	6/17/26	(2,631)
Thai Baht	11,820,620	USD	365,737	GSC	363,725	6/17/26	(2,012)
Thai Baht	1,302,152	USD	40,444	GSC	40,068	6/17/26	(376)
Thai Baht	1,302,152	USD	40,000	GSC	40,048	6/8/26	48
Thai Baht	7,158,202	USD	219,779	GSC	220,261	6/17/26	482
Thai Baht	12,723,708	USD	393,740	JPM	391,513	6/17/26	(2,227)
Thai Baht	1,919,048	USD	59,780	JPM	59,050	6/17/26	(730)
Thai Baht	4,816,650	USD	147,818	JPM	148,210	6/17/26	392
Thai Baht	12,047,676	USD	371,874	SCB	370,711	6/17/26	(1,163)
Thai Baht	5,751	USD	176	UBS	177	6/17/26	1
Turkish Lira	3,496,223	USD	74,585	BCLY	75,152	6/17/26	567
Turkish Lira	17,629,532	USD	383,497	BCLY	384,165	6/1/26	668
Turkish Lira	23,174,227	USD	479,986	BCLY	481,034	7/21/26	1,048
Turkish Lira	19,971,978	USD	415,244	BCLY	416,785	7/16/26	1,541
Turkish Lira	6,715,016	USD	143,852	BCLY	145,471	6/9/26	1,619
Turkish Lira	14,031,163	USD	300,936	BCLY	303,370	6/11/26	2,434
Turkish Lira	10,603,836	USD	227,621	BCLY	230,681	6/4/26	3,060
Turkish Lira	20,703,352	USD	444,059	BCLY	450,013	6/5/26	5,954

							596,097

Contracts to Sell:
Australian Dollar	1,376,260	USD	985,099	HSBC	988,529	7/2/26	(3,430)
Australian Dollar	2,813,852	USD	2,002,396	JPM	2,021,111	7/2/26	(18,715)
Australian Dollar	3,037,844	USD	2,169,264	JPM	2,181,999	7/2/26	(12,735)
Australian Dollar	7,494,956	USD	5,382,443	SOG	5,386,626	6/2/26	(4,183)
Brazilian Real	1,500,000	USD	275,490	BNP	288,822	10/2/26	(13,332)
Brazilian Real	1,100,000	USD	198,996	BNP	211,802	10/2/26	(12,806)
Brazilian Real	1,100,000	USD	201,178	BNP	211,803	10/2/26	(10,625)
Brazilian Real	900,000	USD	167,542	BNP	177,157	7/2/26	(9,615)
Brazilian Real	900,000	USD	163,881	BNP	173,293	10/2/26	(9,412)
Brazilian Real	700,000	USD	129,108	BNP	137,788	7/2/26	(8,680)
Brazilian Real	20,817	USD	4,135	BNP	4,128	6/2/26	7
Brazilian Real	500,000	USD	96,443	BNP	96,274	10/2/26	169
Brazilian Real	535,379	USD	106,713	BNP	106,160	6/2/26	553
Brazilian Real	700,000	USD	130,541	BNP	129,577	4/2/27	964
Brazilian Real	400,000	USD	75,657	BNP	74,044	4/2/27	1,613
Brazilian Real	400,000	USD	75,796	BNP	74,044	4/2/27	1,752
Brazilian Real	594,661	USD	120,000	BNP	117,915	6/2/26	2,085
Brazilian Real	700,000	USD	132,777	BNP	129,578	4/2/27	3,199
Brazilian Real	500,000	USD	91,491	BOA	96,273	10/2/26	(4,782)
Brazilian Real	82,336	USD	16,282	BOA	16,326	6/2/26	(44)
Brazilian Real	5,000,000	USD	931,532	GSC	984,203	7/2/26	(52,671)
Brazilian Real	2,500,000	USD	464,510	GSC	492,102	7/2/26	(27,592)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Brazilian Real	1,900,000	USD	349,566	GSC	$373,997	7/2/26	$(24,431)
Brazilian Real	1,533,951	USD	303,338	GSC	304,165	6/2/26	(827)
Brazilian Real	101,952	USD	20,000	GSC	20,068	7/2/26	(68)
Brazilian Real	650	USD	129	GSC	129	6/2/26	–
Brazilian Real	873,510	USD	173,522	GSC	173,207	6/2/26	315
Brazilian Real	1,163,126	USD	231,054	GSC	230,635	6/2/26	419
Brazilian Real	1,000,000	USD	188,637	GSC	185,111	4/2/27	3,526
Brazilian Real	8,991,509	USD	1,788,465	GSC	1,782,915	6/2/26	5,550
Brazilian Real	10,900,000	USD	2,026,625	GSC	2,017,707	4/2/27	8,918
Brazilian Real	2,000,000	USD	370,466	JPM	393,681	7/2/26	(23,215)
Brazilian Real	1,900,000	USD	345,961	JPM	365,841	10/2/26	(19,880)
Brazilian Real	900,000	USD	165,639	JPM	177,157	7/2/26	(11,518)
Brazilian Real	300,000	USD	54,951	JPM	55,533	4/2/27	(582)
Brazilian Real	300,000	USD	54,951	JPM	55,533	4/2/27	(582)
Brazilian Real	465,863	USD	92,113	JPM	92,375	6/2/26	(262)
British Pound	169,000	USD	230,508	JPM	227,610	6/2/26	2,898
British Pound	8,599,189	USD	11,621,451	SOG	11,581,383	6/2/26	40,068
British Pound	8,315,189	USD	11,181,734	WFB	11,198,289	7/2/26	(16,555)
Canadian Dollar	158,000	USD	114,700	BNP	114,592	6/2/26	108
Canadian Dollar	4,893,543	USD	3,579,731	HSBC	3,549,131	6/2/26	30,600
Canadian Dollar	48,000	USD	35,044	SCB	34,813	6/2/26	231
Canadian Dollar	4,664,913	USD	3,379,054	SOG	3,387,763	7/2/26	(8,709)
Chinese Offshore Renminbi	22,041,529	USD	3,257,205	BNP	3,265,073	7/2/26	(7,868)
Chinese Offshore Renminbi	681,000	USD	100,091	BNP	100,659	6/2/26	(568)
Chinese Offshore Renminbi	82,000	USD	12,095	BNP	12,120	6/2/26	(25)
Chinese Offshore Renminbi	1,474,011	USD	218,000	BNP	217,876	6/2/26	124
Chinese Offshore Renminbi	135,000	USD	19,907	BOA	19,955	6/2/26	(48)
Chinese Offshore Renminbi	54,465,763	USD	7,982,548	DUB	8,050,694	6/2/26	(68,146)
Chinese Offshore Renminbi	24,946,837	USD	3,655,616	DUB	3,687,442	6/2/26	(31,826)
Chinese Offshore Renminbi	855,000	USD	125,619	JPM	126,380	6/2/26	(761)
Chinese Offshore Renminbi	36,023,460	USD	5,325,161	SOG	5,336,256	7/2/26	(11,095)
Chinese Offshore Renminbi	21,928,103	USD	3,241,170	WFB	3,248,271	7/2/26	(7,101)
Chinese Onshore Renminbi	3,119,839	USD	457,186	DUB	461,088	6/1/26	(3,902)
Colombian Peso	706,172,758	USD	187,461	BNP	191,120	6/17/26	(3,659)
Colombian Peso	812,967,981	USD	212,735	BOA	215,021	9/16/26	(2,286)
Colombian Peso	427,528,468	USD	114,713	DUB	115,707	6/17/26	(994)
Colombian Peso	1,426,993,727	USD	375,115	GSC	382,989	7/21/26	(7,874)
Colombian Peso	347,610,154	USD	90,994	GSC	94,078	6/17/26	(3,084)
Colombian Peso	455,667,363	USD	119,815	GSC	122,520	7/13/26	(2,705)
Colombian Peso	347,549,370	USD	93,000	GSC	94,061	6/17/26	(1,061)
Colombian Peso	309,026,127	USD	81,697	HSBC	82,939	7/21/26	(1,242)
Colombian Peso	231,008,592	USD	60,859	HSBC	62,000	7/21/26	(1,141)
Colombian Peso	372,428,519	USD	96,678	SCB	99,910	7/23/26	(3,232)
Colombian Peso	227,615,171	USD	59,551	SCB	61,602	6/17/26	(2,051)
Colombian Peso	379,487,235	USD	101,035	SCB	102,705	6/17/26	(1,670)
Colombian Peso	5,532,122,747	USD	1,417,621	UBS	1,429,761	12/16/26	(12,140)
Colombian Peso	990,335,397	USD	262,490	UBS	268,026	6/17/26	(5,536)
Colombian Peso	919,139,564	USD	244,374	UBS	248,757	6/17/26	(4,383)
Colombian Peso	701,568,001	USD	187,250	UBS	189,874	6/17/26	(2,624)
Colombian Peso	236,536,848	USD	61,830	UBS	64,017	6/17/26	(2,187)
Czech Koruna	6,807,600	EUR	279,000	JPM	327,251	8/12/26	(828)
Danish Krone	226,679	USD	35,382	HSBC	35,434	7/2/26	(52)
Danish Krone	653,446	USD	102,475	NWM	101,981	6/2/26	494
Danish Krone	425,549	USD	66,260	SOG	66,521	7/2/26	(261)
Euro	380,000	USD	442,446	BNP	443,232	6/2/26	(786)
Euro	669,000	USD	788,206	BNP	780,321	6/2/26	7,885
Euro	559,000	USD	654,591	BOA	652,017	6/2/26	2,574
Euro	32,824,994	USD	38,291,669	SOG	38,337,327	7/2/26	(45,658)
Euro	32,127,994	USD	37,689,222	SOG	37,474,085	6/2/26	215,137
Hong Kong Dollar	2,272,526	USD	290,521	BNP	290,193	6/23/26	328
Hong Kong Dollar	4,165,987	USD	532,630	SCB	531,981	6/23/26	649
Hong Kong Dollar	451,722	USD	57,750	WFB	57,683	6/23/26	67
Hungarian Forint	3,471,035	USD	11,485	BNP	11,434	6/10/26	51

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Hungarian Forint	12,734,323	EUR	34,560	BOA	$41,740	10/22/26	$(1,196)
Hungarian Forint	4,389,189	USD	14,494	GSC	14,459	6/10/26	35
Hungarian Forint	4,869,377	USD	16,055	JPM	16,041	6/10/26	14
Hungarian Forint	36,721,156	EUR	101,890	UBS	120,289	11/12/26	(659)
Hungarian Forint	24,629,171	EUR	68,310	UBS	80,679	11/12/26	(476)
Hungarian Forint	1,375,290	EUR	3,700	UBS	4,507	10/26/26	(166)
Indian Rupee	29,056,528	USD	300,000	BNP	305,202	6/22/26	(5,202)
Indian Rupee	19,225,099	USD	198,178	BNP	201,935	6/22/26	(3,757)
Indian Rupee	31,747,257	USD	330,000	BNP	333,140	7/1/26	(3,140)
Indian Rupee	8,608,804	USD	89,622	BNP	90,346	6/30/26	(724)
Indian Rupee	1,922,900	USD	20,000	GSC	20,213	6/15/26	(213)
Indian Rupee	2,867,850	USD	30,000	GSC	30,168	6/8/26	(168)
Indian Rupee	70,489,565	USD	752,451	JPM	736,062	8/18/26	16,389
Indonesian Rupiah	2,802,235,770	USD	156,525	BNP	156,696	6/10/26	(171)
Indonesian Rupiah	1,358,006,958	USD	76,000	BNP	75,815	7/2/26	185
Indonesian Rupiah	5,366,376,150	USD	300,000	BNP	299,597	7/2/26	403
Indonesian Rupiah	2,629,547,509	USD	148,000	BNP	146,911	6/22/26	1,089
Indonesian Rupiah	3,891,269,030	USD	220,000	BNP	217,402	6/22/26	2,598
Indonesian Rupiah	1,429,011,031	USD	84,111	BNP	79,908	6/10/26	4,203
Indonesian Rupiah	3,434,911,312	USD	197,233	BNP	192,074	6/10/26	5,159
Indonesian Rupiah	3,460,999,866	USD	199,106	BNP	193,532	6/10/26	5,574
Indonesian Rupiah	700,740,000	USD	40,000	BOA	39,161	6/18/26	839
Indonesian Rupiah	2,265,055,000	USD	130,000	BOA	126,679	6/8/26	3,321
Indonesian Rupiah	1,571,250,120	USD	88,671	GSC	87,861	6/10/26	810
Indonesian Rupiah	1,570,203,776	USD	88,672	GSC	87,803	6/10/26	869
Indonesian Rupiah	1,343,457,226	USD	79,685	GSC	75,124	6/10/26	4,561
Indonesian Rupiah	2,270,605,886	USD	130,611	JPM	126,968	6/10/26	3,643
Indonesian Rupiah	1,987,166,497	USD	112,249	SCB	111,119	6/10/26	1,130
Indonesian Rupiah	2,415,468,763	USD	138,837	SCB	135,069	6/10/26	3,768
Israeli New Shekel	436,101	USD	147,344	BCLY	154,759	7/21/26	(7,415)
Israeli New Shekel	249,000	USD	79,440	BNP	88,332	6/10/26	(8,892)
Israeli New Shekel	555,549	USD	188,502	BNP	197,148	7/21/26	(8,646)
Israeli New Shekel	155,000	USD	50,078	BNP	54,986	6/10/26	(4,908)
Israeli New Shekel	298,332	USD	95,574	BOA	105,836	6/17/26	(10,262)
Israeli New Shekel	284,070	USD	92,211	BOA	100,773	6/10/26	(8,562)
Israeli New Shekel	271,484	USD	88,608	BOA	96,311	6/17/26	(7,703)
Israeli New Shekel	620,522	USD	213,758	BOA	220,166	7/7/26	(6,408)
Israeli New Shekel	12,977	USD	4,211	HSBC	4,604	6/10/26	(393)
Israeli New Shekel	566,903	USD	190,102	JPM	201,142	7/7/26	(11,040)
Israeli New Shekel	247,000	USD	78,915	JPM	87,622	6/10/26	(8,707)
Israeli New Shekel	378,002	USD	126,354	JPM	134,118	7/7/26	(7,764)
Israeli New Shekel	376,005	USD	126,010	JPM	133,410	7/7/26	(7,400)
Israeli New Shekel	321,486	USD	103,866	SOG	114,050	6/17/26	(10,184)
Israeli New Shekel	132,483	USD	43,322	SOG	47,000	6/17/26	(3,678)
Israeli New Shekel	303,751	USD	97,328	UBS	107,755	6/10/26	(10,427)
Israeli New Shekel	289,562	USD	94,340	UBS	102,725	6/17/26	(8,385)
Israeli New Shekel	127,640	USD	41,642	UBS	45,280	6/10/26	(3,638)
Israeli New Shekel	313,314	USD	101,341	WFB	111,147	6/10/26	(9,806)
Israeli New Shekel	294,474	USD	95,820	WFB	104,464	6/10/26	(8,644)
Japanese Yen	257,705,173	USD	1,620,774	BNP	1,622,107	7/2/26	(1,333)
Japanese Yen	8,900,000	USD	56,085	BNP	55,882	6/2/26	203
Japanese Yen	76,241,122	USD	479,314	BOA	479,894	7/2/26	(580)
Japanese Yen	10,059,849	USD	63,204	BOA	63,165	6/2/26	39
Japanese Yen	241,395,076	USD	1,516,942	HSBC	1,519,445	7/2/26	(2,503)
Japanese Yen	14,308,816	USD	89,741	HSBC	89,843	6/2/26	(102)
Japanese Yen	317,390,706	USD	1,998,224	HSBC	1,997,794	7/2/26	430
Japanese Yen	7,200,000	USD	45,670	HSBC	45,207	6/2/26	463
Japanese Yen	281,100,000	USD	1,807,911	JPM	1,764,983	6/2/26	42,928
Japanese Yen	215,981,752	USD	1,356,746	SCB	1,356,116	6/2/26	630
Japanese Yen	1,019,797,960	USD	6,419,177	SOG	6,419,048	7/2/26	129
Japanese Yen	810,834,941	USD	5,102,874	SOG	5,091,106	6/2/26	11,768
Japanese Yen	271,136,004	USD	1,701,553	WFB	1,702,421	6/2/26	(868)
Japanese Yen	31,698,603	USD	199,484	WFB	199,525	7/2/26	(41)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Japanese Yen	329,523,453	USD	2,075,635	WFB	$ 2,069,026	6/2/26	$6,609
Kazakhstan Tenge	13,294,784	USD	24,800	DUB	27,358	6/4/26	(2,558)
Kazakhstan Tenge	7,560,000	USD	14,000	DUB	15,563	6/3/26	(1,563)
Kazakhstan Tenge	2,845,305	USD	5,300	DUB	5,855	6/4/26	(555)
Kazakhstan Tenge	2,313,000	USD	4,500	DUB	4,749	6/10/26	(249)
Kazakhstan Tenge	6,393,240	USD	12,900	DUB	12,424	11/9/26	476
Kazakhstan Tenge	32,740,500	USD	69,000	DUB	67,016	6/18/26	1,984
Kazakhstan Tenge	3,340,750	USD	7,000	SOG	6,828	6/22/26	172
Korean Won	75,361,638	USD	50,000	BNP	49,983	6/22/26	17
Korean Won	44,077,661	USD	30,096	BNP	29,225	6/8/26	871
Korean Won	460,291,852	USD	316,626	DUB	305,249	6/17/26	11,377
Malaysian Ringgit	14,856,528	USD	3,745,028	GSC	3,749,260	6/24/26	(4,232)
Mexican Peso	19,342,000	USD	1,080,227	BOA	1,114,102	6/17/26	(33,875)
Mexican Peso	1,485,000	USD	82,915	BOA	85,537	6/17/26	(2,622)
Mexican Peso	1,442,000	USD	80,502	BOA	83,059	6/17/26	(2,557)
Mexican Peso	1,178,000	USD	65,916	BOA	67,853	6/17/26	(1,937)
Mexican Peso	801,000	USD	44,507	BOA	46,137	6/17/26	(1,630)
Mexican Peso	709,000	USD	39,526	BOA	40,838	6/17/26	(1,312)
Mexican Peso	1,213,000	USD	69,548	BOA	69,869	6/17/26	(321)
Mexican Peso	383,407	USD	21,905	BOA	22,084	6/17/26	(179)
Mexican Peso	1,606,000	USD	89,356	HSBC	92,506	6/17/26	(3,150)
Mexican Peso	891,000	USD	49,706	JPM	51,321	6/17/26	(1,615)
Mexican Peso	416,593	USD	23,828	JPM	23,995	6/17/26	(167)
Mexican Peso	40,845,182	USD	2,369,691	JPM	2,352,688	6/17/26	17,003
New Taiwan Dollar	89,199,942	USD	2,800,802	BNP	2,853,439	8/28/26	(52,637)
New Taiwan Dollar	73,670,367	USD	2,311,082	BNP	2,347,765	6/24/26	(36,683)
New Taiwan Dollar	43,362,830	USD	1,361,376	BNP	1,386,819	8/24/26	(25,443)
New Taiwan Dollar	58,466,113	USD	1,845,230	BNP	1,869,849	8/24/26	(24,619)
New Taiwan Dollar	41,502,042	USD	1,298,765	BNP	1,322,744	6/26/26	(23,979)
New Taiwan Dollar	27,774,166	USD	869,410	BNP	885,121	6/24/26	(15,711)
New Taiwan Dollar	117,075,400	USD	3,700,000	JPM	3,731,403	6/26/26	(31,403)
New Taiwan Dollar	69,675,643	USD	2,202,834	JPM	2,228,872	8/28/26	(26,038)
New Zealand Dollar	2,776,799	USD	1,642,143	BCLY	1,664,707	7/2/26	(22,564)
New Zealand Dollar	1,455,000	USD	865,805	HSBC	871,429	6/3/26	(5,624)
New Zealand Dollar	67,000	USD	39,723	HSBC	40,127	6/3/26	(404)
New Zealand Dollar	85,000	USD	50,887	HSBC	50,909	6/3/26	(22)
New Zealand Dollar	1,169,799	USD	689,229	WFB	700,616	6/3/26	(11,387)
Norwegian Krone	167,892	USD	18,078	DUB	18,160	6/2/26	(82)
Norwegian Krone	398,999	USD	43,051	HSBC	43,159	6/2/26	(108)
Norwegian Krone	535,546	USD	57,571	JPM	57,928	6/2/26	(357)
Peruvian Sol	1,169,786	USD	340,349	BNP	342,258	9/16/26	(1,909)
Peruvian Sol	8,493,200	USD	2,446,339	DUB	2,477,612	11/12/26	(31,273)
Peruvian Sol	734,669	USD	214,621	DUB	216,045	6/8/26	(1,424)
Peruvian Sol	738,857	USD	214,753	DUB	216,177	9/16/26	(1,424)
Peruvian Sol	401,613	USD	115,712	DUB	116,962	12/16/26	(1,250)
Peruvian Sol	605,614	USD	173,047	JPM	178,026	6/17/26	(4,979)
Peruvian Sol	424,447	USD	123,659	JPM	124,771	6/17/26	(1,112)
Peruvian Sol	362,885	USD	104,391	SCB	106,674	6/17/26	(2,283)
Peruvian Sol	6,722,279	USD	1,995,215	SOG	1,976,087	6/17/26	19,128
Peruvian Sol	1,169,786	USD	340,549	UBS	343,857	6/18/26	(3,308)
Peruvian Sol	495,684	USD	143,311	WFB	145,043	9/14/26	(1,732)
Peruvian Sol	713,620	USD	208,478	WFB	209,776	6/17/26	(1,298)
Peruvian Sol	358,338	USD	103,848	WFB	104,854	9/14/26	(1,006)
Peruvian Sol	224,030	USD	66,189	WFB	65,547	9/16/26	642
Singapore Dollar	3,763,325	USD	2,962,979	BNP	2,948,851	6/2/26	14,128
Singapore Dollar	3,753,237	USD	2,941,936	WFB	2,947,289	7/2/26	(5,353)
South African Rand	11,225,155	USD	672,304	BCLY	690,728	6/24/26	(18,424)
South African Rand	17,769,772	USD	1,080,519	BCLY	1,093,444	6/24/26	(12,925)
South African Rand	11,418,533	USD	690,163	BCLY	702,627	6/24/26	(12,464)
Swedish Krona	10,440,220	USD	1,122,287	HSBC	1,130,879	6/2/26	(8,592)
Swiss Franc	118,000	USD	149,432	BOA	151,195	6/2/26	(1,763)
Swiss Franc	58,000	USD	73,814	BOA	74,316	6/2/26	(502)
Swiss Franc	48,000	USD	61,905	BOA	61,503	6/2/26	402

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Swiss Franc	902,266	USD	1,152,089	HSBC	$ 1,159,817	7/2/26	$(7,728)
Swiss Franc	563,081	USD	716,012	JPM	721,483	6/2/26	(5,471)
Swiss Franc	167,000	USD	212,268	JPM	214,670	7/2/26	(2,402)
Swiss Franc	176,000	USD	224,071	JPM	225,511	6/2/26	(1,440)
Swiss Franc	57,758	USD	73,893	JPM	74,245	7/2/26	(352)
Thai Baht	2,279,726	USD	70,000	BNP	70,190	6/30/26	(190)
Thai Baht	455,022	USD	13,956	BNP	14,055	9/16/26	(99)
Thai Baht	587,387	USD	18,000	BNP	18,084	6/29/26	(84)
Thai Baht	2,600,320	USD	80,000	BNP	80,031	6/22/26	(31)
Thai Baht	1,292,084	USD	40,215	BNP	39,911	9/16/26	304
Thai Baht	9,141,660	USD	286,034	BNP	281,292	6/17/26	4,742
Thai Baht	1,695,720	USD	52,000	BOA	52,190	6/22/26	(190)
Thai Baht	3,653,366	USD	112,085	DUB	112,415	6/17/26	(330)
Thai Baht	1,945,660	USD	59,694	DUB	59,869	6/17/26	(175)
Thai Baht	4,820,475	USD	150,117	DUB	148,328	6/17/26	1,789
Thai Baht	3,597,840	USD	109,851	GSC	110,707	6/17/26	(856)
Thai Baht	7,138,092	USD	219,779	GSC	220,483	9/16/26	(704)
Thai Baht	609,754	USD	18,598	GSC	18,762	6/17/26	(164)
Thai Baht	1,302,152	USD	40,432	GSC	40,048	6/8/26	384
Thai Baht	2,304,095	USD	71,855	GSC	70,898	6/17/26	957
Thai Baht	11,782,217	USD	365,737	GSC	363,932	9/16/26	1,805
Thai Baht	14,208,793	USD	441,180	GSC	438,885	9/16/26	2,295
Thai Baht	87,025	USD	2,718	HSBC	2,677	6/17/26	41
Thai Baht	13,745,148	USD	419,111	JPM	422,944	6/17/26	(3,833)
Thai Baht	4,803,198	USD	147,818	JPM	148,363	9/16/26	(545)
Thai Baht	2,438,297	USD	74,689	JPM	75,027	6/17/26	(338)
Thai Baht	2,069,208	USD	64,554	JPM	63,670	6/17/26	884
Thai Baht	8,528,520	USD	263,600	JPM	262,426	6/17/26	1,174
Thai Baht	4,757,306	USD	148,115	JPM	146,384	6/17/26	1,731
Thai Baht	12,682,365	USD	393,740	JPM	391,736	9/16/26	2,004
Thai Baht	12,007,700	USD	371,874	SCB	370,897	9/16/26	977
Thai Baht	11,151,038	USD	348,841	SCB	343,122	6/17/26	5,719
Turkish Lira	698,033	USD	14,813	BCLY	15,078	6/12/26	(265)
Turkish Lira	699,246	USD	14,815	BCLY	15,060	6/15/26	(245)
Turkish Lira	734,321	USD	15,571	BCLY	15,815	6/15/26	(244)
Turkish Lira	898,671	USD	19,332	BCLY	19,469	6/9/26	(137)
Turkish Lira	730,532	USD	15,718	BCLY	15,826	6/9/26	(108)
Turkish Lira	3,561,757	USD	74,366	BCLY	74,328	7/16/26	38
Turkish Lira	713,854	USD	15,397	BNP	15,464	6/9/26	(67)
Turkish Lira	1,813,424	USD	39,036	GSC	39,517	6/1/26	(481)

							(642,172)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(46,075)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following OTC Total Return Swap Contract:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	SOFR	3.392%	PAM	9/21/26	BNP	USD	7,800,000	$(88,074)	$64,741	$(152,815)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	BOA	CNY	67,000,000	$(22,104)	$(84,889)	$62,785
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	BNP	CNY	63,700,000	(21,014)	(80,508)	59,494
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	SCB	CNY	9,000,000	(2,969)	(11,376)	8,407
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	JPM	CNY	8,100,000	(2,672)	(8,549)	5,877

								$(48,759)	$(185,322)	$136,563

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month EURIBOR	2.350%	12/15/28	PAM	EUR	4,000,000	$10,868	$(2,565)	$13,433
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/17/28	6-Month	NZD	4,300,000	10,195	9,440	755
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/17/31	6-Month	NZD	1,400,000	4,875	2,898	1,977
Pay	3-Month Johannesburg Interbank Average Rate	7.740%	4/15/36	3-Month	ZAR	1,200,000	(908)	—	(908)
Pay	3-Month Johannesburg Interbank Average Rate	7.830%	4/16/36	3-Month	ZAR	4,000,000	(1,488)	—	(1,488)
Pay	3-Month Johannesburg Interbank Average Rate	7.860%	4/17/36	3-Month	ZAR	1,100,000	(267)	—	(267)
Pay	3-Month Johannesburg Interbank Average Rate	7.910%	4/22/36	3-Month	ZAR	1,100,000	(43)	—	(43)
Pay	3-Month Stockholm Interbank Offered Rate	2.474%	2/3/30	12-Month	SEK	4,400,000	2,788	—	2,788
Pay	3-Month Stockholm Interbank Offered Rate	2.500%	3/18/31	12-Month	SEK	34,500,000	(5,626)	(12,808)	7,182
Pay	3-Month Stockholm Interbank Offered Rate	2.750%	9/16/31	12-Month	SEK	8,200,000	5,335	1,711	3,624
Pay	6-Month Australian Bank Bill	3.500%	3/18/31	6-Month	AUD	23,800,000	(946,484)	(353,882)	(592,602)
Pay	6-Month Australian Bank Bill	4.250%	3/19/35	6-Month	AUD	1,200,000	(40,451)	(545)	(39,906)
Pay	6-Month Australian Bank Bill	4.250%	9/17/35	6-Month	AUD	1,000,000	(35,958)	750	(36,708)
Pay	6-Month Australian Bank Bill	4.500%	6/18/35	6-Month	AUD	500,000	(9,793)	2,896	(12,689)
Pay	6-Month Australian Bank Bill	4.500%	9/17/35	6-Month	AUD	1,600,000	(35,268)	26,446	(61,714)
Pay	6-Month Australian Bank Bill	5.000%	9/16/36	6-Month	AUD	3,500,000	9,527	(10,793)	20,320
Receive	6-Month Australian Bank Bill	3.750%	3/18/31	6-Month	AUD	6,100,000	193,362	169,984	23,378
Receive	6-Month Australian Bank Bill	4.500%	9/16/31	6-Month	AUD	6,300,000	49,723	68,962	(19,239)
Receive	6-Month Australian Bank Bill	5.000%	9/16/56	6-Month	AUD	50,000	151	419	(268)
Pay	6-Month EURIBOR	0.451%	5/27/50	12-Month	EUR	150,000	(81,165)	—	(81,165)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(11,264)	—	(11,264)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(6,964)	—	(6,964)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(4,391)	—	(4,391)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(9,509)	—	(9,509)
Pay	6-Month EURIBOR	2.250%	9/16/28	12-Month	EUR	21,900,000	(239,482)	(201,774)	(37,708)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(285,703)	176,898	(462,601)
Pay	6-Month EURIBOR	2.500%	9/16/31	12-Month	EUR	9,400,000	(141,972)	(231,765)	89,793
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	36,780	47,415	(10,635)
Pay	6-Month EURIBOR	3.000%	9/16/56	12-Month	EUR	5,280,000	(167,095)	(144,980)	(22,115)
Receive	6-Month EURIBOR	2.750%	9/16/36	12-Month	EUR	40,000	976	1,129	(153)
Receive	6-Month EURIBOR	2.825%	9/19/55	12-Month	EUR	5,500,000	48,373	77,761	(29,388)
Pay	6-Month Norway Interbank Offer Rate	3.750%	3/18/31	12-Month	NOK	13,400,000	(53,236)	(42,437)	(10,799)
Pay	6-Month Norway Interbank Offer Rate	4.500%	9/16/31	12-Month	NOK	900,000	(148)	(25)	(123)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.250%	9/17/35	12-Month	JPY	719,400,000	(408,902)	(37,856)	(371,046)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.500%	12/17/35	12-Month	JPY	60,000,000	(27,947)	(368)	(27,579)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.500%	3/18/36	12-Month	JPY	240,000,000	(120,750)	(58,365)	(62,385)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	1.500%	9/16/28	12-Month	JPY	3,821,000,000	6,144	26,864	(20,720)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	1.750%	9/16/31	12-Month	JPY	1,040,000,000	69,999	26,767	43,232
Receive	Bank of Japan Uncollateralized Overnight Call Rate	2.250%	9/17/55	12-Month	JPY	18,800,000	22,995	4,000	18,995
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	70,100,000	(39,147)	(2,508)	(36,639)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(315,437)	(164,853)	(150,584)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.750%	3/19/27	12-Month	JPY	570,000,000	(8,180)	628	(8,808)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	68,100,000	(37,349)	(4,740)	(32,609)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/32	12-Month	JPY	860,000,000	(286,508)	(15,354)	(271,154)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(53,253)	(2,958)	(50,295)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/35	12-Month	JPY	800,000,000	(530,498)	(65,211)	(465,287)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(412,422)	(92,912)	(319,510)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	133,699	(20,457)	154,156
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	400,000	(10,398)	(29,897)	19,499
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,000,000	1,955	(2,988)	4,943
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(6,553)	(10,586)	4,033
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	26,345	(3,864)	30,209
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	46,177	(371)	46,548
Receive	Canadian Overnight Repo Rate Average	2.750%	6/17/31	6-Month	CAD	1,700,000	8,701	8,490	211
Receive	Canadian Overnight Repo Rate Average	2.850%	6/1/33	6-Month	CAD	300,000	1,747	2,521	(774)
Receive	Canadian Overnight Repo Rate Average	2.880%	9/1/33	6-Month	CAD	400,000	2,488	–	2,488
Receive	Canadian Overnight Repo Rate Average	3.000%	5/25/31	6-Month	CAD	1,500,000	(5,576)	(523)	(5,053)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/33	6-Month	CAD	200,000	(351)	723	(1,074)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/34	6-Month	CAD	700,000	1,182	98	1,084
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	(15,984)	(1,311)	(14,673)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(31,775)	144,403	(176,178)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/18/34	6-Month	CAD	200,000	(2,077)	(4,815)	2,738
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(19,396)	(2,465)	(16,931)
Pay	China 7-Day Reverse Repo Index	1.500%	6/17/31	3-Month	CNY	8,400,000	(430)	(3,469)	3,039
Pay	Euro Short-Term Rate Market Index	1.795%	10/11/29	12-Month	EUR	2,700,000	(68,612)	–	(68,612)
Pay	Euro Short-Term Rate Market Index	1.923%	10/11/29	12-Month	EUR	1,800,000	(35,373)	–	(35,373)
Pay	Euro Short-Term Rate Market Index	2.170%	12/15/28	PAM	EUR	3,900,000	(10,727)	2,298	(13,025)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/18/31	6-Month	INR	27,730,000	9,395	(36)	9,431
Receive	Singapore Overnight Rate Average	1.750%	9/16/31	6-Month	SGD	8,235,000	59,013	1,724	57,289
Receive	Singapore Overnight Rate Average	2.000%	9/16/31	6-Month	SGD	5,000,000	(10,709)	(11,026)	317

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	SOFR	3.460%	6/30/27	12-Month	USD	7,100,000	$(50,657)	$—	$(50,657)
Pay	SOFR	3.574%	8/31/30	12-Month	USD	400,000	(4,198)	—	(4,198)
Pay	SOFR	3.583%	8/31/30	12-Month	USD	500,000	(5,087)	—	(5,087)
Pay	SOFR	3.587%	8/31/30	12-Month	USD	300,000	(3,002)	—	(3,002)
Pay	SOFR	3.599%	8/31/30	12-Month	USD	200,000	(1,915)	—	(1,915)
Pay	SOFR	3.643%	8/31/30	12-Month	USD	700,000	(5,516)	—	(5,516)
Pay	SOFR	3.646%	8/31/30	12-Month	USD	500,000	(3,877)	—	(3,877)
Pay	SOFR	3.750%	9/17/27	12-Month	USD	9,500,000	(19,724)	53,202	(72,926)
Pay	SOFR	3.750%	12/17/55	12-Month	USD	200,000	(17,027)	(10,847)	(6,180)
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	11,248	—	11,248
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	27,335	3,719	23,616
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	50,678	(3,696)	54,374
Receive	SOFR	3.000%	3/19/27	12-Month	USD	12,760,000	96,604	261,813	(165,209)
Receive	SOFR	3.000%	6/17/28	12-Month	USD	8,900,000	147,478	116,770	30,708
Receive	SOFR	3.250%	6/18/27	12-Month	USD	2,200,000	29,329	16,095	13,234
Receive	SOFR	3.250%	6/17/31	12-Month	USD	2,100,000	58,332	73,166	(14,834)
Receive	SOFR	3.250%	12/20/53	12-Month	USD	100,000	16,798	11,616	5,182
Receive	SOFR	3.250%	3/19/55	12-Month	USD	400,000	67,639	47,355	20,284
Receive	SOFR	3.325%	8/31/30	12-Month	USD	12,317,800	246,238	40,417	205,821
Receive	SOFR	3.369%	8/31/30	12-Month	USD	500,000	9,156	—	9,156
Receive	SOFR	3.500%	3/18/28	12-Month	USD	7,120,000	47,354	(34,830)	82,184
Receive	SOFR	3.500%	3/18/31	12-Month	USD	13,260,000	211,531	1,579	209,952
Receive	SOFR	3.500%	6/17/33	12-Month	USD	300,000	7,838	4,719	3,119
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	200,443	50,178	150,265
Receive	SOFR	3.595%	8/19/34	12-Month	USD	400,000	11,535	—	11,535
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	8,213	—	8,213
Receive	SOFR	3.631%	11/15/35	12-Month	USD	1,000,000	29,932	—	29,932
Receive	SOFR	3.640%	8/15/35	12-Month	USD	200,000	5,593	400	5,193
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	17,512	—	17,512
Receive	SOFR	3.679%	2/15/36	12-Month	USD	200,000	5,533	—	5,533
Receive	SOFR	3.692%	1/31/33	12-Month	USD	300,000	3,841	—	3,841
Receive	SOFR	3.698%	1/31/33	12-Month	USD	200,000	2,496	—	2,496
Receive	SOFR	3.700%	8/15/35	12-Month	USD	200,000	4,648	(176)	4,824
Receive	SOFR	3.700%	1/31/33	12-Month	USD	300,000	3,710	—	3,710
Receive	SOFR	3.712%	11/15/35	12-Month	USD	100,000	2,363	—	2,363
Receive	SOFR	3.714%	1/31/33	12-Month	USD	200,000	2,314	—	2,314
Receive	SOFR	3.715%	8/15/35	12-Month	USD	282,000	6,222	747	5,475
Receive	SOFR	3.735%	1/31/33	12-Month	USD	300,000	3,113	—	3,113
Receive	SOFR	3.750%	12/17/30	12-Month	USD	100,000	409	(2,019)	2,428
Receive	SOFR	3.750%	5/15/32	12-Month	USD	1,503,000	11,063	(1,427)	12,490
Receive	SOFR	3.750%	12/17/35	12-Month	USD	8,160,000	171,595	(55,002)	226,597
Receive	SOFR	3.750%	6/17/36	12-Month	USD	2,210,000	52,330	50,169	2,161
Receive	SOFR	3.753%	1/31/33	12-Month	USD	300,000	2,800	—	2,800
Receive	SOFR	3.771%	2/15/55	12-Month	USD	100,000	8,146	—	8,146
Receive	SOFR	3.773%	3/4/55	12-Month	USD	400,000	32,517	—	32,517
Receive	SOFR	3.775%	3/3/36	12-Month	USD	500,000	9,992	—	9,992
Receive	SOFR	3.806%	2/15/55	12-Month	USD	200,000	15,125	—	15,125
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000	4,151	—	4,151
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000	2,269	—	2,269
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000	(497)	—	(497)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000	(1,212)	—	(1,212)
Receive	SOFR	3.884%	3/25/35	12-Month	USD	500,000	3,755	—	3,755
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000	(328)	—	(328)
Receive	SOFR	3.905%	3/12/35	12-Month	USD	200,000	1,142	—	1,142
Receive	SOFR	3.908%	3/4/35	12-Month	USD	400,000	2,169	—	2,169
Receive	SOFR	3.930%	3/24/35	12-Month	USD	300,000	1,201	—	1,201
Receive	SOFR	3.930%	6/25/55	12-Month	USD	345,000	19,344	1,280	18,064
Receive	SOFR	3.954%	11/15/54	12-Month	USD	200,000	10,073	—	10,073
Receive	SOFR	3.959%	11/15/54	12-Month	USD	400,000	19,830	—	19,830
Receive	SOFR	3.960%	6/27/55	12-Month	USD	405,000	20,556	(236)	20,792
Receive	SOFR	3.964%	11/15/54	12-Month	USD	300,000	14,616	—	14,616
Receive	SOFR	3.988%	11/15/53	12-Month	USD	200,000	9,255	—	9,255
Receive	SOFR	3.998%	11/15/54	12-Month	USD	400,000	17,182	—	17,182
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	27	(10,341)	10,368
Receive	SOFR	4.000%	3/18/36	12-Month	USD	8,970,000	13,594	(140,729)	154,323
Receive	SOFR	4.000%	6/17/56	12-Month	USD	400,000	17,208	11,866	5,342
Receive	SOFR	4.005%	9/29/55	12-Month	USD	124,000	5,151	(1,392)	6,543
Receive	SOFR	4.059%	2/15/56	12-Month	USD	100,000	3,227	—	3,227
Receive	SOFR	4.065%	6/26/55	12-Month	USD	213,000	6,874	(3,715)	10,589
Receive	SOFR	4.083%	11/15/53	12-Month	USD	200,000	6,191	—	6,191
Receive	SOFR	4.111%	11/15/54	12-Month	USD	640,000	15,142	—	15,142
Receive	SOFR	4.130%	11/15/54	12-Month	USD	560,000	11,484	—	11,484
Receive	SOFR	4.222%	11/15/52	12-Month	USD	200,000	1,593	—	1,593
Receive	SOFR	4.224%	11/15/52	12-Month	USD	100,000	758	—	758
Receive	SOFR	4.225%	11/15/52	12-Month	USD	200,000	1,492	—	1,492
Receive	SOFR	4.227%	11/15/52	12-Month	USD	100,000	714	—	714
Receive	SOFR	4.228%	11/15/52	12-Month	USD	100,000	706	—	706
Receive	SOFR	4.232%	11/15/52	12-Month	USD	100,000	632	—	632
Receive	SOFR	4.233%	11/15/52	12-Month	USD	100,000	614	—	614
Receive	SOFR	4.245%	11/15/52	12-Month	USD	300,000	1,277	—	1,277
Receive	SOFR	4.248%	11/15/52	12-Month	USD	500,000	1,889	—	1,889

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	South Korean Won Certificate of Deposit	2.750%	3/18/36	3-Month	KRW	29,660,000	$(1,976)	$210	$(2,186)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(135,425)	(11,885)	(123,540)
Pay	Sterling Overnight Index Average	3.500%	9/16/28	12-Month	GBP	7,660,000	(117,737)	(94,236)	(23,501)
Pay	Sterling Overnight Index Average	3.500%	3/18/31	12-Month	GBP	200,000	(7,251)	(6,342)	(909)
Pay	Sterling Overnight Index Average	3.500%	9/16/31	12-Month	GBP	7,480,000	(288,736)	(275,515)	(13,221)
Receive	Sterling Overnight Index Average	3.500%	3/18/28	12-Month	GBP	2,630,000	37,177	29,589	7,588
Receive	Sterling Overnight Index Average	4.000%	3/18/36	12-Month	GBP	1,350,000	53,019	9,860	43,159
Receive	Sterling Overnight Index Average	4.000%	9/16/36	12-Month	GBP	2,850,000	128,763	154,447	(25,684)
Receive	Sterling Overnight Index Average	4.500%	3/18/56	12-Month	GBP	550,000	34,835	11,214	23,621
Receive	Sterling Overnight Index Average	4.500%	9/16/56	12-Month	GBP	720,000	48,940	35,471	13,469
Pay	Swiss Average Rate Overnight Index	0.000%	3/18/28	12-Month	CHF	6,200,000	(15,173)	(25,383)	10,210
Pay	Swiss Average Rate Overnight Index	0.250%	3/18/31	12-Month	CHF	300,000	(1,100)	(2,178)	1,078
Pay	Swiss Average Rate Overnight Index	0.250%	9/16/31	12-Month	CHF	1,800,000	(14,846)	(29,802)	14,956
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	834	—	834

							$(2,311,373)	$(457,151)	$(1,854,222)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/26 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Appreciation
Indonesia Government International Bonds, BBB	(1.000)%	6/20/26	3-Month	JPM	0.271%	USD	3,600,000	$(8,886)	$(15,331)	$6,445
South Korea Government Bonds, AA	(1.000)%	12/20/30	3-Month	GSC	0.196%	USD	600,000	(21,488)	(21,671)	183

								$(30,374)	$(37,002)	$6,628

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Indexes and Corporate Issue - Sell Protection (4)

Reference Obligation & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/26 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	BNP	0.536%	EUR	400,000	$91,629	$84,679	$6,950
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	JPM	0.536%	EUR	1,100,000	251,980	236,282	15,698
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	GSC	0.536%	EUR	100,000	22,907	20,347	2,560
Petroleos Mexicanos, NR	4.750%	7/6/26	1-Month	DUB	N/A(a)	USD	82,320	420	—	420

								$366,936	$341,308	$25,628

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/26 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 45 10-Year Index, NR	(1.000)%	12/20/35	3-Month	0.883%	USD 1,086,000	$(11,814)	$(9,362)	$(2,452)
Markit CDX North America Investment Grade Series 46 10-Year Index, NR	(1.000)%	6/20/36	3-Month	0.904%	USD 4,500,000	(42,897)	4,415	(47,312)
Markit iTraxx Europe Crossover Series 45 5-Year Index, NR	(1.000)%	6/20/31	3-Month	0.527%	EUR 7,300,000	(206,918)	(112,783)	(94,135)

						$(261,629)	$(117,730)	$(143,899)

Centrally Cleared - Credit Default Swaps on Index and Financial Institution - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/26 (2)	Notional Amount (3)	Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Deutsche Bank AG, BBB	1.000%	12/20/32	3-Month	0.996%	EUR 400,000	$1,033	$(3,105)	$4,138
Markit CDX North America Investment Grade Series 46 5-Year Index, NR	1.000%	6/20/31	3-Month	0.507%	USD 6,100,000	149,073	107,161	41,912

						$150,106	$104,056	$46,050

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2026, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to Sterling Overnight Index Average minus 0.301% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	10/15/45	GSC	GBP 1,344,000	USD	1,787,520	$(18,577)	$(6,317)	$(12,260)
Floating rate equal to Bank of Japan Uncollateralized Overnight Call Rate minus 0.425% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	9/16/31	GSC	JPY 550,000,000	USD	3,741,497	307,112	3,687	303,425

							$288,535	$(2,630)	$291,165

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2026, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,255,000 for open centrally cleared swap contracts.

At May 31, 2026, International Fixed Income Fund had cash collateral from brokers in the amount of $720,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:
BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
NWM	—	NatWest Markets PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC
WFB	—	Wells Fargo Bank

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 95.8%
Alabama - 6.2%
$ 400,000	AAA	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Series A, 5.000% due 9/1/36	$456,291
		Black Belt Energy Gas District, Revenue Bonds:
265,000	A3(a)	Series A, 5.000% due 12/1/34	280,111
220,000	A1(a)	Series A, 5.250% due 5/1/55(b)	228,762
120,000	A2(a)	Series E, 5.000% due 7/1/29	124,968
215,000	A2(a)	Energy Southeast A Cooperative District, Revenue Bonds, Series A, 5.000% due 11/1/35	228,062
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,059,659
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
965,000	A1(a)	Series A, 5.250% due 1/1/54(b)	1,013,918
500,000	A2(a)	Series B1, 5.000% due 5/1/53(b)	516,612
1,400,000	Aa1(a)	Series C, 5.000% due 2/1/30	1,478,109

		Total Alabama	5,386,492

Alaska - 0.1%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	89,374
30,000	BBB-	Series B1, 4.000% due 6/1/50	29,276

		Total Alaska	118,650

Arizona - 1.8%
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,095,001
430,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	476,972

		Total Arizona	1,571,973

California - 8.0%
650,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, AMT, Series B, 12.000% due 1/1/65(b)(c)(d)	364,000
		California School Finance Authority, Revenue Bonds:
640,000	BBB-	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	653,214
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	244,002
1,000,000	A+	California State Public Works Board, Revenue Bonds, Series D, 5.000% due 11/1/46	1,052,692
		East Bay Municipal Utility District Water System Revenue, Revenue Bonds:
750,000	AAA	Series A, 5.000% due 6/1/43	842,520
755,000	AAA	Series A, 5.000% due 6/1/44	840,852
500,000	AA	Las Virgenes Unified School District, GO, Series B, 5.250% due 8/1/51	537,639
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,053,816
1,000,000	AA-	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series A, 5.500% due 5/1/55(d)	1,061,406
250,000	BBB+	Tobacco Securitization Authority of Southern California, Revenue Bonds, San Diego County Tobacco Asset Securitization, 5.000% due 6/1/48	252,014

		Total California	6,902,155

Colorado - 2.8%
100,000	AA	Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Series A, 5.000% due 12/1/36	112,836
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	361,767
1,000,000	AA+	Denver City & County School District No 1, GO, Series C, 5.500% due 12/1/47	1,106,419
500,000	AA	Mesa County Valley School District No 51 Grand Junction, GO, 5.250% due 12/1/43	556,968
240,000	Aa1(a)	University of Colorado, Revenue Bonds, Series A, 5.000% due 6/1/36	275,270

		Total Colorado	2,413,260

Connecticut - 0.6%
500,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A-2, 5.000% due 7/1/44	543,763

District of Columbia - 3.1%
1,000,000	AA+	District of Columbia, GO, Series B, 5.000% due 8/1/36	1,131,522
		District of Columbia Income Tax Revenue, Revenue Bonds:
500,000	AAA	Series A, 5.000% due 6/1/33	567,320
500,000	AAA	Series A, 5.000% due 6/1/43	551,080
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	384,493

		Total District of Columbia	2,634,415

Florida - 6.1%
435,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	435,088
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,017,598
2,500,000	NR	Capital Trust Agency, Inc., Revenue Bonds, Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	228,341
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	555,052
800,000	A+	County of Miami-Dade Aviation Revenue, Revenue Bonds, AMT, Series A, 5.250% due 10/1/50(d)	828,709

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 95.8% (continued)
Florida - 6.1% - (continued)
$ 100,000	AA+	JEA Water & Sewer System Revenue, Revenue Bonds, Series A, 5.250% due 10/1/49	$106,205
210,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	211,072
750,000	A-	Miami-Dade County Educational Facilities Authority, Revenue Bonds, 5.000% due 4/1/33	841,458
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,016,677

		Total Florida	5,240,200

Georgia - 4.5%
500,000	AA	City of Atlanta, Department of Aviation, Revenue Bonds, AMT, Series B1, 5.250% due 7/1/41(d)	549,348
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,531,395
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	456,333
315,000	A3(a)	Series C, 4.000% due 12/1/26	316,141

		Total Georgia	3,853,217

Idaho - 1.1%
900,000	A	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System, Series A, 5.000% due 3/1/42	966,298

Illinois - 3.1%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/38(d)	1,067,137
300,000	Aa1(a)	Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.000% due 12/1/41	327,337
250,000	AA	Cook County Township High School District No. 201 J Sterling Morton, GO, 5.000% due 6/1/27	255,508
500,000	AAA	Illinois Finance Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	549,840
		State of Illinois, GO:
275,000	A-	Series B, 5.250% due 5/1/44	291,696
150,000	A-	Series C, 5.000% due 12/1/46	153,591

		Total Illinois	2,645,109

Indiana - 3.3%
650,000	AA	Indiana Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 1/1/43	705,285
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
1,000,000	A1(a)	Indianapolis Airport Authority, AMT, 5.000% due 1/1/31(d)	1,080,057
500,000	AA+	Series D, 6.000% due 2/1/48	552,766
500,000	Aa2(a)	IPS Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/44	531,680

		Total Indiana	2,869,788

Iowa - 0.2%
145,000	Aa3(a)	PEFA, Inc., Revenue Bonds, Series A, 5.000% due 4/1/35	154,595

Kansas - 0.9%
		Kansas Development Finance Authority, Revenue Bonds:
500,000	Aa2(a)	Kansas Athletics Inc., Series C-1, 5.000% due 9/1/44	529,241
250,000	Aaa(a)	Series R, 5.000% due 5/1/41	273,514

		Total Kansas	802,755

Kentucky - 1.6%
230,000	NR	City of Henderson, Revenue Bonds, Pratt Paper LLC Project, AMT, Series A, 4.450% due 1/1/42(c)(d)	230,797
1,020,000	Aa3(a)	Kentucky State Property & Building Commission, Revenue Bonds, Series A, 5.000% due 4/1/41	1,126,463

		Total Kentucky	1,357,260

Maryland - 1.1%
135,000	NR	City of Baltimore, Tax Allocation, Harbor Point Project, Series A, 2.850% due 6/1/26(c)	135,000
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	551,092
250,000	AAA	Washington Suburban Sanitary Commission, Revenue Bonds, 5.000% due 6/1/43	276,550

		Total Maryland	962,642

Massachusetts - 4.4%
		City of Boston, GO:
1,000,000	AAA	Series A, 5.000% due 11/1/37	1,110,168
500,000	AAA	Series A, 5.000% due 6/1/43	560,660
		Commonwealth of Massachusetts, GO:
550,000	AA+	Series C, 5.000% due 10/1/48	577,517
500,000	AA+	Series E, 5.000% due 11/1/47	524,569
270,000	AA+	Series I, 5.000% due 12/1/47	286,892
690,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series C, 5.000% due 8/1/39	772,296

		Total Massachusetts	3,832,102

Michigan - 3.5%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	941,019
500,000	AA-	Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Series C, 5.250% due 7/1/53	525,224
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,046,959
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	529,964

		Total Michigan	3,043,166

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 95.8% (continued)
Nebraska - 1.2%
$1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	$1,064,833

New Jersey - 2.7%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	102,770
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
240,000	A	Series AA, 5.000% due 6/15/42	261,073
810,000	A	Series AA, 5.000% due 6/15/43	882,579
500,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/43	549,150
500,000	A-	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/35	515,739

		Total New Jersey	2,311,311

New York - 3.9%
500,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F1, 5.250% due 2/1/53	522,503
500,000	Aa1(a)	New York State Dormitory Authority, Revenue Bonds, Series C, 5.000% due 3/15/44	542,275
500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 241, 5.000% due 7/15/41	551,485
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	690,429
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,090,902

		Total New York	3,397,594

North Carolina - 0.7%
500,000	AA+	County of Johnston, Revenue Bonds, 5.000% due 4/1/41	555,785

North Dakota - 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	456,965

Ohio - 4.6%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	60,492
100,000	NR	Series B2, 5.000% due 6/1/55	79,960
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,025,938
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,108,389
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/43	1,097,357
500,000	AAA	State of Ohio, GO, Series A, 5.000% due 6/15/34	574,522

		Total Ohio	3,946,658

Oklahoma - 1.3%
1,000,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Clean Water Program, 5.000% due 4/1/44	1,076,718

Oregon - 1.6%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	1,078,233
250,000	AA+	State of Oregon, GO, Series F, 5.000% due 8/1/48	261,337

		Total Oregon	1,339,570

Pennsylvania - 2.8%
1,000,000	A+	Commonwealth of Pennsylvania, GO, 5.000% due 4/1/29	1,063,647
250,000	AA-	Geisinger Authority, Revenue Bonds, Geisinger Health System, 4.000% due 4/1/50	220,494
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,111,373

		Total Pennsylvania	2,395,514

Puerto Rico - 1.0%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	639,677
125,000	NR	Series A1, zero coupon due 7/1/46	45,627
216,000	NR	Series A2, 4.784% due 7/1/58	208,084

		Total Puerto Rico	893,388

Tennessee - 2.4%
1,000,000	AA-	Metropolitan Nashville Airport Authority (The), Revenue Bonds, AMT, Series B, 5.000% due 7/1/46(d)	1,043,254
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	260,346
600,000	Aa3(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 5.000% due 12/1/35	637,492
95,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	104,237

		Total Tennessee	2,045,329

Texas - 16.1%
415,000	Aa1(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	421,495
		City of Austin, Airport System Revenue, Revenue Bonds:
500,000	A+	AMT, 5.000% due 11/15/41(d)	542,361
1,000,000	A+	AMT, Series B, 5.000% due 11/15/37(d)	1,106,572
		City of Austin, Water & Wastewater System Revenue, Revenue Bonds:
315,000	AA	5.000% due 11/15/41	347,175
1,000,000	AA	5.000% due 11/15/44	1,094,526

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 95.8% (continued)
Texas - 16.1% - (continued)
$ 500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	$549,822
250,000	Aa1(a)	City of Midland, GO, Series B, 5.000% due 3/1/47	259,737
500,000	Aaa(a)	County of Harris, GO, Series A, 5.000% due 9/15/38	566,476
1,000,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, AMT, Series A1, 5.250% due 11/1/45(d)	1,059,280
		Fort Bend Independent School District, GO:
500,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/36	565,043
1,000,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/44	1,071,747
475,000	AA	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 12/1/29	509,071
500,000	AA	Leander Independent School District, GO, Series B, 5.000% due 8/15/34	568,712
315,000	Aaa(a)	New Caney Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	343,413
500,000	AA-	North Texas Municipal Water District, Revenue Bonds, Panther Creek Regional Wastewater System, 5.250% due 6/1/43	542,644
1,000,000	AAA	Plano Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	1,095,830
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,000,000	AA	Cook Children’s Medical Center, 5.250% due 12/1/49	1,054,189
1,050,000	AA	Series C-2, 5.000% due 11/15/51(b)	1,171,799
		Texas Water Development Board, Revenue Bonds:
500,000	AAA	5.000% due 10/15/47	521,848
500,000	AAA	State Revolving Fund, 5.000% due 8/1/44	543,824

		Total Texas	13,935,564

Virginia - 2.4%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	551,875
75,000	AA	City of Richmond, Public Utility Revenue, Revenue Bonds, Series B, 5.000% due 1/15/33	84,915
225,000	AAA	Prince William County Service Authority, Revenue Bonds, 5.000% due 7/15/31	250,275
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	81,779
1,000,000	AA+	Virginia Public Building Authority, Revenue Bonds, Series A, 5.000% due 8/1/42	1,106,148

		Total Virginia	2,074,992

Washington - 2.0%
		Pierce County School District No 10 Tacoma, GO, School Bond Guaranty Program:
1,000,000	AA+	5.000% due 12/1/48	1,051,562
370,000	AA+	5.000% due 12/1/44	400,799
285,000	Ba1(a)	Washington State Housing Finance Commission, Revenue Bonds, Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	284,791

		Total Washington	1,737,152

Wisconsin - 0.2%
180,000	Aa1(a)	Public Finance Authority, Revenue Bonds, 3.625% due 6/15/63(b)	179,919

		TOTAL MUNICIPAL BONDS (Cost - $81,772,603)	82,709,132

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Kansas - 0.2%
197,604	Aa1(a)	Kansas City Industrial Development Authority, 4.390% due 9/1/42	200,835

New Hampshire - 0.4%
364,778	AA-	New Hampshire Business Finance Authority, Series 2026-1, 4.250% due 7/20/41	356,231

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $540,432)	557,066

Shares/Units
WARRANT - 0.0%@
Nevada - 0.0%@
5,400		Brightline West, (Cost - $0, acquired 11/28/25) expires 11/26/35 *(f)(g)(h)
		(Cost - $0)	10,800

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $82,313,035)	83,276,998

Face Amount†
SHORT-TERM INVESTMENTS - 3.6%
TIME DEPOSITS - 3.6%
$ 1,655,503		ANZ National Bank - London, 2.970% due 6/1/26	1,655,503
1,420,754		Citibank - New York, 2.970% due 6/1/26	1,420,754

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,076,257)	3,076,257

		TOTAL INVESTMENTS - 100.0% (Cost - $85,389,292)	86,353,255

		Liabilities in Excess of Other Assets - (0.0)%@	(11,973)

		TOTAL NET ASSETS - 100.0%	$86,341,282

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $1,911,804 and represents 2.2% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2026, amounts to $10,800 and represents less than 0.05% of net assets.
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2026, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$ 85,389,292	$ 1,593,774	$ (629,811)	$ 963,963

Abbreviations used in this schedule:

AMT	—	Alternative Minimum Tax
GO	—	General Obligation

Summary of Investments by Industry^
General Obligation	33.3%
Water and Sewer	13.1
Airport	10.3
School District	10.3
Health Care Providers & Services	9.8
Utilities	3.4
Education	2.7
Single Family Housing	2.5
Higher Education	2.0
Bond Bank	1.9
Tobacco Settlement	1.6
Development	1.5
Multifamily Housing	1.4
Transportation	1.4
Power	1.2
Short-Term Investments	3.6

Total Investments	100.0%

^	As a percentage of total investments.

See pages 257-259 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 112.4%
	U.S. Treasury Inflation Indexed Bonds:
$ 2,201,979	1.750% due 1/15/28	$2,215,958
3,044,070	3.625% due 4/15/28	3,168,666
1,679,518	2.500% due 1/15/29	1,726,676
2,504,824	3.875% due 4/15/29	2,673,213
44,648	3.375% due 4/15/32	48,858
886,112	2.125% due 2/15/40	867,651
980,122	2.125% due 2/15/41	949,881
2,045,918	0.750% due 2/15/42	1,581,353
1,852,775	0.625% due 2/15/43	1,369,896
2,366,156	1.375% due 2/15/44	1,959,861
2,692,397	0.750% due 2/15/45	1,937,821
1,240,331	1.000% due 2/15/46	921,660
1,491,066	0.875% due 2/15/47	1,060,586
1,231,954	1.000% due 2/15/48	886,898
656,135	1.000% due 2/15/49	465,431
1,233,024	0.250% due 2/15/50	700,663
1,522,008	0.125% due 2/15/51	811,537
1,067,598	0.125% due 2/15/52	557,395
2,221,760	1.500% due 2/15/53	1,702,567
1,829,115	2.125% due 2/15/54	1,611,362
2,092,940	2.375% due 2/15/55(g)	1,943,680
407,560	2.375% due 2/15/56	378,644
	U.S. Treasury Inflation Indexed Notes:
4,005,339	0.375% due 1/15/27	3,991,661
2,923,825	0.125% due 4/15/27	2,894,609
4,063,229	0.375% due 7/15/27	4,039,422
6,688,320	1.625% due 10/15/27(g)	6,742,740
5,459,259	0.500% due 1/15/28(a)	5,385,515
1,100,900	1.250% due 4/15/28	1,097,911
4,748,955	0.750% due 7/15/28	4,705,112
6,037,304	2.375% due 10/15/28(g)	6,195,237
3,256,322	0.875% due 1/15/29	3,212,198
1,174,349	2.125% due 4/15/29	1,195,220
3,055,631	0.250% due 7/15/29	2,954,096
3,043,376	1.625% due 10/15/29	3,067,546
2,489,912	0.125% due 1/15/30	2,371,385
2,489,592	1.625% due 4/15/30	2,496,516
2,794,808	0.125% due 7/15/30	2,648,291
3,572,975	1.125% due 10/15/30	3,520,785
2,549,705	0.125% due 1/15/31	2,388,659
6,049,316	0.125% due 7/15/31(g)	5,630,404
4,526,674	0.125% due 1/15/32	4,155,312
7,387,380	0.625% due 7/15/32(g)	6,946,369
11,196,456	1.125% due 1/15/33(g)	10,749,326
7,284,709	1.375% due 7/15/33(g)	7,095,108
2,363,328	1.750% due 1/15/34	2,342,829
6,103,688	1.875% due 7/15/34(g)	6,103,927
4,708,575	2.125% due 1/15/35	4,765,196
4,216,399	1.875% due 7/15/35(g)	4,180,963
4,064,960	1.875% due 1/15/36(a)(g)	4,001,733
80,000	U.S. Treasury Notes, 4.125% due 2/15/36	77,988

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $149,313,149)	144,496,315

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 16.0%
FHLMC - 2.9%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 79,910		3.000% due 7/1/52	$69,945
256,352		6.500% due 10/1/53	266,858
2,754,230		6.000% due 3/1/54	2,815,854
291,554		5.000% due 7/1/54	287,653
299,001		4.000% due 5/1/56	280,285

		Total FHLMC	3,720,595

FNMA - 10.2%
		Federal National Mortgage Association (FNMA):
29,138		4.000% due 3/1/50	27,689
156,382		3.000% due 5/1/52	137,012
74,157		4.500% due 10/1/52	71,652
1,434,230		5.500% due 5/1/54	1,443,282
2,000,000		6.500% due 6/1/56(b)	2,078,808
2,000,000		4.000% due 7/1/56(b)	1,872,121
7,800,000		4.500% due 7/1/56(b)	7,486,758

		Total FNMA	13,117,322

GNMA - 2.9%
4,113,881		Government National Mortgage Association II (GNMA), 3.500% due 11/20/52 - 10/20/54	3,715,668

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,517,362)	20,553,585

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
Asset-Backed Securities - 2.0%
56,702	CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 4.674% (1-Month Term SOFR + 1.089%) due 6/25/34(c)	69,700
		Credit-Based Asset Servicing & Securitization LLC:
107,797	CC(d)	Series 2005-CB3, Class M4, 3.678% (1-Month Term SOFR + 1.164%) due 6/25/35(c)	104,833
585,929	Caa2(e)	Series 2007-CB6, Class A3, 3.989% (1-Month Term SOFR + 0.334%) due 7/25/37(c)(f)	392,339
		CWABS Asset-Backed Certificates Trust:
149,011	Caa1(e)	Series 2004-7, Class MV5, 5.424% (1-Month Term SOFR + 1.839%) due 11/25/34(c)	136,387
194,382	CC	Series 2007-1, Class 1A, 3.979% (1-Month Term SOFR + 0.394%) due 7/25/37(c)	179,619
41,833	Caa1(e)	Series 2007-6, Class 1A, 4.099% (1-Month Term SOFR + 0.514%) due 9/25/37(c)	38,696
210,274	CCC	Series 2007-8, Class 1A1, 3.889% (1-Month Term SOFR + 0.304%) due 11/25/37(c)	200,918
323,997	BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 4.799% (1-Month Term SOFR + 1.214%) due 5/25/37(c)(f)	317,094
16,391	Caa1(e)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	8,351
139,381	Caa2(e)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 3.939% (1-Month Term SOFR + 0.354%) due 8/25/36(c)	55,741
		Option One Mortgage Loan Trust:
74,877	Caa1(e)	Series 2007-1, Class 1A1, 3.979% (1-Month Term SOFR + 0.394%) due 1/25/37(c)	48,946
67,727	Caa1(e)	Series 2007-2, Class 1A1, 3.979% (1-Month Term SOFR + 0.394%) due 3/25/37(c)	44,855
12,368	AA-	RASC Trust, Series 2006-KS3, Class M1, 4.194% (1-Month Term SOFR + 0.444%) due 4/25/36(c)	12,357
700,000	Aaa(e)	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.423% due 7/29/43(f)	703,959
84,823	Caa3(e)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-HE2, Class A2C, 3.999% (1-Month Term SOFR + 0.414%) due 7/25/36(c)	31,959
		Soundview Home Loan Trust:
171,592	Caa1(e)	Series 2007-OPT1, Class 1A1, 3.899% (1-Month Term SOFR + 0.314%) due 6/25/37(c)	121,973
38,783	CCC	Series 2007-OPT2, Class 2A3, 3.879% (1-Month Term SOFR + 0.294%) due 7/25/37(c)	35,279

		Total Asset-Backed Securities	2,503,006

Mortgage Securities - 6.8%
		Alternative Loan Trust:
129,512	Caa1(e)	Series 2006-HY11, Class A1, 3.939% (1-Month Term SOFR + 0.354%) due 6/25/36(c)	126,064
22,685	WR(e)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	19,126
322,915	Caa1(e)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	262,591
7,632	WR(e)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.000% due 5/25/33(c)	7,290
12,782	WR(e)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.059% (1-Month Term SOFR + 0.474%) due 3/25/35(c)(f)	12,873
		CHL Mortgage Pass-Through Trust:
365,441	WR(e)	Series 2005-HYB6, Class 2A1, 4.588% due 10/20/35(c)	354,414
32,081	WR(e)	Series 2005-HYB9, Class 2A1, 6.449% (1-Year Term SOFR + 2.465%) due 2/20/36(c)	30,514
77,744	WR(e)	Series 2006-6, Class A4, 6.000% due 4/25/36	36,353
115,903	WD(d)	Series 2007-1, Class A1, 6.000% due 3/25/37	47,014

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8% - (continued)
Mortgage Securities - 6.8% - (continued)
			Citigroup Mortgage Loan Trust:
$ 2,450		WR(e)	Series 2004-HYB2, Class 2A, 6.030% due 3/25/34(c)	$2,299
92,474		WR(e)	Series 2007-AR4, Class 1A1A, 4.451% due 3/25/37(c)	80,871
11,404		B(d)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	11,293
596,941		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2025-47, Class FJ, 4.642% (30-Day Average SOFR + 1.030%) due 6/25/55(c)	603,216
			Government National Mortgage Association (GNMA):
195,530		NR	Series 2018-H15, Class FG, 4.927% (1-Year Term SOFR + 0.865%) due 8/20/68(c)	196,290
465,669		NR	Series 2023-H11, Class FC, 4.725% (30-Day Average SOFR + 1.100%) due 5/20/73(c)	475,633
2,461,582		NR	Series 2023-H19, Class FA, 4.525% (30-Day Average SOFR + 0.900%) due 8/20/73(c)	2,491,633
1,376,191		NR	Series 2025-H22, Class F, 4.405% (30-Day Average SOFR + 0.780%) due 10/20/75(c)	1,385,047
1,241,959		NR	Government National Mortgage Association II (GNMA), Series 2025-159, Class FJ, 4.795% (30-Day Average SOFR + 1.170%) due 9/20/55(c)	1,250,297
2,399		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 4.397% (1-Month Term SOFR + 0.794%) due 6/20/35(c)	2,253
30,191		CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 4.339% (1-Month Term SOFR + 0.754%) due 7/25/45(c)	22,667
80,414		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.159% (1-Month Term SOFR + 0.574%) due 3/25/36(c)	77,080
55,130		BBB-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.125% (1-Month Term SOFR + 1.497%) due 12/15/31(c)(f)	55,109
145,978		WD(d)	Lehman XS Trust, Series 2007-20N, Class A1, 5.999% (1-Month Term SOFR + 2.414%) due 12/25/37(c)	151,055
600,000		Aaa(e)	LUX Trust LION, Class A, 6.318% (1-Month Term SOFR + 2.690%) due 8/15/40(c)(f)	604,237
1,999		WR(e)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.222% (1-Month Term SOFR + 0.594%) due 6/15/30(c)	1,972
			New Residential Mortgage Loan Trust:
22,555		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(c)(f)	21,880
96,618		Aaa(e)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(c)(f)	93,577
490,487		WD(d)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	135,200
395,300		Caa3(e)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 4.199% (1-Month Term SOFR + 0.614%) due 5/25/36(c)	211,581
17,619		WR(e)	Sequoia Mortgage Trust, Series 6, Class A, 4.367% (1-Month Term SOFR + 0.754%) due 4/19/27(c)	17,517
			WaMu Mortgage Pass-Through Certificates Trust:
2,824		BB(d)	Series 2002-AR2, Class A, 3.976% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	2,768
1,581		WR(e)	Series 2002-AR17, Class 1A, 4.966% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	1,540

			Total Mortgage Securities	8,791,254

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,127,263)	11,294,260

SOVEREIGN BONDS - 8.6%
Brazil - 0.1%
100,000	EUR	BB	Brazilian Government International Bonds, 4.000% due 4/23/30	116,919

Canada - 0.4%
			Canadian Government Real Return Bonds:
571,815	CAD	AAA	4.250% due 12/1/26	423,599
64,401	CAD	AAA	0.500% due 12/1/50	35,082

			Total Canada	458,681

Costa Rica - 0.1%
100,000	EUR	NR	Costa Rica Government International Bonds, 5.950% due 4/27/33(f)	124,076

France - 0.8%
			French Republic Government Bonds OAT:
248,876	EUR	A+u(d)	0.100% due 7/25/31(f)	280,544
641,125	EUR	A+u(d)	0.100% due 7/25/36(f)	654,531
122,181	EUR	A+u(d)	0.100% due 7/25/38(f)	119,185

			Total France	1,054,260

Italy - 2.2%
			Italy Buoni Poliennali Del Tesoro:
378,516	EUR	Baa2u(e)	0.400% due 5/15/30(f)	435,668
1,211,880	EUR	Baa2u(e)	0.100% due 5/15/33(f)	1,308,394
949,221	EUR	Baa2u(e)	1.800% due 5/15/36(f)	1,124,056

			Total Italy	2,868,118

Japan - 2.4%
110,000,000	JPY	A1(e)	Japan Government Thirty Year Bonds, 3.400% due 12/20/55	632,760

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 8.6% - (continued)
Japan - 2.4% - (continued)
			Japanese Government CPI Linked Bonds:
67,131,380	JPY	A1(e)	0.100% due 3/10/28	$427,350
155,935,860	JPY	A1(e)	0.100% due 3/10/29	989,902
63,214,200	JPY	A1(e)	0.005% due 3/10/34	385,678
102,281,000	JPY	A1(e)	0.005% due 3/10/35	619,728

			Total Japan	3,055,418

Kuwait - 0.1%
$ 200,000		NR	Kuwait International Government Bonds, 4.804% due 4/20/33(f)	199,854

United Arab Emirates - 0.3%
			Abu Dhabi Government International Bonds:
200,000		AA	4.875% due 4/30/29(f)	202,507
200,000		AA	5.000% due 4/30/34(f)	204,667

			Total United Arab Emirates	407,174

United Kingdom - 2.2%
2,100,000	GBP	Aa3u(e)	United Kingdom Gilt, 4.000% due 10/22/31	2,777,065

			TOTAL SOVEREIGN BONDS (Cost - $11,986,228)	11,061,565

COLLATERALIZED LOAN OBLIGATIONS - 5.0%
Other ABS - 5.0%
300,000	EUR	AAA	Arbour CLO VI DAC, Series 6A, Class AR, 3.433% (3-Month EURIBOR + 1.150%) due 11/15/37(c)(f)	350,681
			BlueMountain CLO Ltd.:
13,709		AAA	Series 2016-3A, Class A1R2, 4.851% (3-Month Term SOFR + 1.200%) due 11/15/30(c)(f)	13,717
700,000		AAA	Series 2022-34A, Class AR, 4.825% (3-Month Term SOFR + 1.150%) due 4/20/35(c)(f)	700,260
500,000		AAA	Canyon CLO Ltd., Series 2020-1A, Class AR2, 4.753% (3-Month Term SOFR + 1.080%) due 7/15/34(c)(f)	500,259
428,246	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 3.084% (3-Month EURIBOR + 0.880%) due 4/15/34(c)(f)	500,108
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 3.199% (3-Month EURIBOR + 0.980%) due 11/20/34(c)(f)	816,888
700,000		Aaa(e)	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.785% (3-Month Term SOFR + 1.110%) due 4/20/35(c)(f)	699,732
700,000	EUR	AAA	Hayfin Emerald CLO VI DAC, Series 6A, Class AR, 3.454% (3-Month EURIBOR + 1.250%) due 10/15/38(c)(f)	816,409
21,492	EUR	Aaa(e)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 2.840% (3-Month EURIBOR + 0.690%) due 12/15/31(c)(f)	25,069
700,000		Aaa(e)	Northwoods Capital 25 Ltd., Series 2021-25A, Class AR, 4.795% (3-Month Term SOFR + 1.120%) due 7/20/34(c)(f)	699,659
129,273	EUR	Aaa(e)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class AR, 3.253% (3-Month EURIBOR + 0.970%) due 5/15/33(c)(f)	150,972
336,318	EUR	Aaa(e)	St Paul’s CLO IV DAC, Series 4A, Class ARR1, 2.995% (3-Month EURIBOR + 0.830%) due 4/25/30(c)(f)	392,230
700,000		Aaa(e)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 4.823% (3-Month Term SOFR + 1.150%) due 10/15/35(c)(f)	699,760

			TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $6,157,569)	6,365,744

CORPORATE BONDS & NOTES - 0.8%
Banks - 0.4%
200,000		AA-	First Abu Dhabi Bank PJSC, 4.796% (SOFR + 1.150%) due 6/3/31(c)(f)(h)	198,000
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	132,030
200,000		A+	QNB Finance Ltd., Company Guaranteed Notes, 4.677% (SOFR + 1.050%) due 4/27/29(c)(f)	201,566

			Total Banks	531,596

Diversified Financial Services - 0.0%@
98,472	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	11,896
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,623
166,132	DKK	AAA	Realkredit Danmark AS, Covered Notes, 1.500% due 10/1/53	20,951

			Total Diversified Financial Services	43,470

Telecommunications - 0.4%
500,000		Baa3(e)	RD Michigan Property Owner I LLC, Senior Secured Notes, 7.500% due 3/30/45(f)	500,707

			TOTAL CORPORATE BONDS & NOTES (Cost - $1,116,671)	1,075,773

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $201,218,242)	194,847,242

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 1.7%
TIME DEPOSITS - 1.7%
148,462	AUD	ANZ National Bank - Hong Kong, 2.930% due 6/1/26	$106,699
119,939	CAD	BBH - New York, 1.120% due 6/1/26	86,988
		BNP Paribas - Paris:
332	CHF	(0.460)% due 6/1/26	426
53,185	NZD	0.760% due 6/2/26	31,853
$ 1,029,729		Citibank - New York, 2.970% due 6/1/26	1,029,729
458,465	SEK	DNB - Oslo, 0.590% due 6/1/26	49,661
71,553	SGD	HSBC Bank - Singapore, 0.300% due 6/2/26	56,067
		Skandinaviska Enskilda Banken AB - Stockholm:
44,414	DKK	0.630% due 6/1/26	6,931
68,657	GBP	2.670% due 6/1/26	92,467
3,918	NOK	2.970% due 6/1/26	424
546,371		2.970% due 6/1/26	546,371
416	ZAR	Standard Chartered Bank - Johannesburg, 4.020% due 6/1/26	25
		Sumitomo Mitsui Banking Corp. - Tokyo:
19,721,158	JPY	0.190% due 6/1/26	123,826
39,399	EUR	0.860% due 6/1/26	45,955

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,177,422)	2,177,422

		TOTAL INVESTMENTS - 153.3% (Cost - $203,395,664)	197,024,664

		Liabilities in Excess of Other Assets - (53.3)%	(68,478,649)

		TOTAL NET ASSETS - 100.0%	$128,546,015

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(d)	Rating by Fitch Ratings Service.
(e)	Rating by Moody’s Investors Service.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $14,120,567 and represents 11.0% of net assets.

(g)	All or a portion of this security was purchased in a sale-buyback transaction. The value of these securities totals $59,589,487 which represents 46.36% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2026, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 203,395,664	$ 6,115,226	$ (11,364,924)	$ (5,249,698)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	73.4%
Mortgage-Backed Securities	10.4
Collateralized Mortgage Obligations	5.7
Sovereign Bonds	5.6
Collateralized Loan Obligations	3.2
Corporate Bonds & Notes	0.6
Short-Term Investments	1.1

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,900,000	153,939	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	1/25/27	2.440%	$15,691
6,900,000	153,939	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	1/25/27	2.440%	62,229

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $122,966)				$77,920

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$1,139,750	Nomura Securities International, Inc., 3.720% due 6/11/26
	(Proceeds — $1,139,750)	$1,139,750

For the period ended May 31, 2026, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $12,004,967 and 3.753%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond Futures	24	6/26	$1,870,177	$1,880,595	$10,418
Euro-BTP Futures	27	6/26	3,740,295	3,747,958	7,663
Euro-Bund Futures	33	6/26	4,892,675	4,868,752	(23,923)
Euro-Schatz Note Futures	7	6/26	862,734	865,592	2,858
Euro-Schatz Note Futures	26	9/26	3,211,227	3,213,082	1,855
U.S. Treasury 5-Year Note Futures	122	9/26	13,026,393	13,079,734	53,341
U.S. Treasury Long Bond Futures	24	9/26	2,636,121	2,693,250	57,129
U.S. Ultra Long Bond Futures	74	9/26	8,232,687	8,293,782	61,095

					170,436

Contracts to Sell:
Euro-Bobl Futures	14	6/26	1,883,293	1,896,030	(12,737)
Euro-Bobl Futures	15	9/26	2,010,699	2,015,015	(4,316)
Euro-Buxl 30-Year Bond Futures	9	6/26	1,171,276	1,155,786	15,490
Euro-OAT Futures	22	6/26	3,126,267	3,100,338	25,929
Euro-OAT Futures	16	9/26	2,234,076	2,238,555	(4,479)
Japan Government 10-Year Bond Futures	4	6/26	3,306,559	3,237,121	69,438
U.S. Treasury 2-Year Note Futures	118	9/26	24,361,107	24,374,375	(13,268)
U.S. Treasury 10-Year Note Futures	165	9/26	18,064,913	18,121,641	(56,728)
U.S. Treasury Ultra Long Bond Futures	6	9/26	687,813	686,437	1,376

					20,705

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$191,141

At May 31, 2026, Inflation-Linked Fixed Income Fund had deposited cash of $327,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	203,420	USD	145,344	JPM	$146,198	6/2/26	$854
Australian Dollar	188,422	USD	134,164	JPM	135,419	6/2/26	1,255
Australian Dollar	255,000	USD	181,950	JPM	183,268	6/2/26	1,318
Brazilian Real	523,235	USD	102,734	BNP	102,161	8/4/26	(573)
Brazilian Real	525,822	USD	103,981	BNP	104,265	6/2/26	284
Brazilian Real	9,164,667	USD	1,833,227	MLP	1,817,251	6/2/26	(15,976)
Brazilian Real	8,800,769	USD	1,722,787	MLP	1,718,335	8/4/26	(4,452)
British Pound	133,000	USD	178,782	BNP	179,124	6/2/26	342
British Pound	1,573,498	USD	2,108,956	BNP	2,119,186	6/2/26	10,230
Canadian Dollar	2,166,637	USD	1,564,924	BNP	1,571,393	6/2/26	6,469
Chinese Offshore Renminbi	136,000	USD	20,059	BNP	20,103	6/2/26	44
Chinese Offshore Renminbi	860,223	USD	126,853	BNP	127,151	6/2/26	298
Chinese Offshore Renminbi	136,000	USD	19,981	HSBC	20,103	6/2/26	122
Colombian Peso	1,045,916,912	USD	276,186	MLP	283,069	6/17/26	6,883
Colombian Peso	1,073,117,621	USD	276,698	SCB	283,828	9/16/26	7,130
Euro	6,316,121	USD	7,348,681	BNP	7,367,123	6/2/26	18,442
Euro	72,000	USD	83,850	HSBC	83,981	6/2/26	131
Euro	126,000	USD	147,709	MLP	146,967	6/2/26	(742)
Euro	95,000	USD	110,381	SCB	110,809	6/2/26	428
Indian Rupee	9,997,308	USD	106,177	BNP	104,986	6/24/26	(1,191)
Indian Rupee	7,523,702	USD	79,882	BNP	79,070	6/17/26	(812)
Indian Rupee	7,526,802	USD	79,882	BNP	79,102	6/17/26	(780)
Indian Rupee	1,463,102	USD	15,190	BNP	15,321	7/20/26	131
Indian Rupee	14,150,241	USD	145,514	BNP	148,485	7/1/26	2,971
Indian Rupee	1,665,840	USD	17,270	DUB	17,444	7/20/26	174
Indian Rupee	1,181,595	USD	12,256	HSBC	12,373	7/20/26	117
Indian Rupee	1,889,317	USD	19,609	HSBC	19,784	7/20/26	175
Indian Rupee	14,239,857	USD	152,461	JPM	149,539	6/24/26	(2,922)
Indian Rupee	23,597,142	USD	251,676	SCB	247,804	6/24/26	(3,872)
Indian Rupee	14,707,004	USD	157,471	SCB	154,445	6/24/26	(3,026)
Indian Rupee	15,744,851	USD	167,784	SCB	165,344	6/24/26	(2,440)
Indian Rupee	12,333,681	USD	130,903	SCB	129,522	6/24/26	(1,381)
Indian Rupee	3,283,318	USD	34,254	SCB	34,408	7/13/26	154
Indonesian Rupiah	1,019,704,555	USD	59,542	BCLY	57,020	6/10/26	(2,522)
Indonesian Rupiah	509,941,133	USD	29,766	BCLY	28,514	6/10/26	(1,252)
Indonesian Rupiah	201,005,312	USD	11,694	BCLY	11,240	6/10/26	(454)
Indonesian Rupiah	1,623,478,487	USD	95,274	BNP	90,782	6/10/26	(4,492)
Indonesian Rupiah	1,913,426,005	USD	109,522	BNP	106,171	9/16/26	(3,351)
Indonesian Rupiah	1,899,362,786	USD	108,491	BNP	105,391	9/16/26	(3,100)
Indonesian Rupiah	827,345,488	USD	49,098	BNP	46,264	6/10/26	(2,834)
Indonesian Rupiah	1,229,688,527	USD	71,593	BNP	68,762	6/10/26	(2,831)
Indonesian Rupiah	670,084,000	USD	39,834	BNP	37,470	6/10/26	(2,364)
Indonesian Rupiah	507,111,000	USD	29,873	BNP	28,356	6/10/26	(1,517)
Indonesian Rupiah	1,855,343,727	USD	102,906	BNP	102,949	9/16/26	43
Indonesian Rupiah	1,221,190,137	USD	71,167	DUB	68,287	6/10/26	(2,880)
Indonesian Rupiah	1,339,779,960	USD	77,736	DUB	74,918	6/10/26	(2,818)
Indonesian Rupiah	2,465,193,185	USD	143,209	JPM	137,849	6/10/26	(5,360)
Indonesian Rupiah	843,768,027	USD	50,058	JPM	47,182	6/10/26	(2,876)
Indonesian Rupiah	919,449,023	USD	53,595	JPM	51,414	6/10/26	(2,181)
Indonesian Rupiah	1,222,016,450	USD	70,295	JPM	68,344	6/8/26	(1,951)
Indonesian Rupiah	472,406,445	USD	27,699	JPM	26,416	6/10/26	(1,283)
Indonesian Rupiah	2,181,578,454	USD	129,416	SCB	121,990	6/10/26	(7,426)
Indonesian Rupiah	1,221,249,777	USD	71,038	SCB	68,290	6/10/26	(2,748)
Indonesian Rupiah	918,102,706	USD	53,476	SCB	51,339	6/10/26	(2,137)
Indonesian Rupiah	1,314,413,126	USD	73,797	SCB	72,934	9/16/26	(863)
Indonesian Rupiah	169,045,612	USD	10,012	SCB	9,453	6/10/26	(559)
Israeli New Shekel	298,000	USD	94,377	BCLY	105,714	6/10/26	11,337
Israeli New Shekel	71,000	USD	22,699	DUB	25,187	6/10/26	2,488
Israeli New Shekel	31,000	USD	9,927	MLP	10,998	6/10/26	1,071
Japanese Yen	120,196,228	USD	754,074	BNP	754,693	6/2/26	619
Japanese Yen	147,986,769	USD	929,390	HSBC	929,186	6/2/26	(204)
Japanese Yen	112,590,690	USD	705,765	HSBC	706,939	6/2/26	1,174
Japanese Yen	23,200,000	USD	146,008	JPM	145,669	6/2/26	(339)
Japanese Yen	35,560,217	USD	223,004	MLP	223,277	6/2/26	273

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Korean Won	14,687,600	USD	10,000	BCLY	$9,738	6/8/26	$(262)
Korean Won	14,888,800	USD	10,000	BCLY	9,873	6/15/26	(127)
Korean Won	29,548,910	USD	20,389	BNP	19,596	6/17/26	(793)
Korean Won	14,691,340	USD	10,033	BNP	9,743	6/17/26	(290)
Korean Won	9,034,472	USD	6,000	BNP	5,993	6/29/26	(7)
Korean Won	14,972,600	USD	10,000	JPM	9,932	6/30/26	(68)
Mexican Peso	3,355,000	USD	192,570	BNP	193,249	6/17/26	679
Mexican Peso	9,974,607	USD	572,963	BNP	574,538	6/17/26	1,575
Mexican Peso	5,299,000	USD	297,383	BNP	305,223	6/17/26	7,840
Mexican Peso	3,158,169	USD	180,702	DUB	181,911	6/17/26	1,209
Mexican Peso	1,913,000	USD	110,466	HSBC	110,189	6/17/26	(277)
Mexican Peso	24,858,055	USD	1,430,787	JPM	1,420,592	9/17/26	(10,195)
Mexican Peso	2,001,000	USD	115,546	JPM	115,257	6/17/26	(289)
Mexican Peso	6,084,399	USD	349,654	JPM	350,462	6/17/26	808
Mexican Peso	3,737,000	USD	215,799	MLP	215,251	6/17/26	(548)
New Taiwan Dollar	331,429	USD	10,520	BNP	10,558	6/17/26	38
New Zealand Dollar	1,563,480	USD	923,704	BCLY	936,400	6/3/26	12,696
Norwegian Krone	155,109	USD	16,728	HSBC	16,770	7/2/26	42
Norwegian Krone	795,000	USD	85,556	HSBC	85,993	6/2/26	437
Norwegian Krone	835,000	USD	89,854	JPM	90,275	7/2/26	421
Polish Zloty	29,000	USD	7,965	BNP	7,996	6/24/26	31
Polish Zloty	1,073,221	USD	294,391	BNP	295,922	6/10/26	1,531
Polish Zloty	968,212	USD	266,664	JPM	266,960	6/24/26	296
Polish Zloty	590,560	USD	162,907	MLP	162,832	6/24/26	(75)
Polish Zloty	36,000	USD	9,904	MLP	9,926	6/24/26	22
Polish Zloty	110,000	USD	30,178	MLP	30,330	6/24/26	152
Polish Zloty	110,000	USD	29,957	MLP	30,330	6/24/26	373
Singapore Dollar	102,810	USD	80,492	DUB	80,559	6/2/26	67
Singapore Dollar	1,680,071	USD	1,312,863	MLP	1,316,464	6/2/26	3,601
South African Rand	1,266,463	USD	76,548	BCLY	77,930	6/24/26	1,382
South African Rand	1,970,905	USD	119,844	BCLY	121,278	6/24/26	1,434
South African Rand	1,245,032	USD	74,568	BCLY	76,611	6/24/26	2,043
Swiss Franc	508,662	USD	647,424	HSBC	651,756	6/2/26	4,332
Thai Baht	651,261	USD	20,220	BCLY	20,039	6/17/26	(181)
Thai Baht	2,876	USD	88	BNP	88	6/17/26	–
Thai Baht	4,968,474	USD	152,004	BNP	152,882	6/17/26	878
Thai Baht	1,434,357	USD	44,425	DUB	44,135	6/17/26	(290)
Thai Baht	2,680,659	USD	82,954	JPM	82,485	6/17/26	(469)
Thai Baht	323,792	USD	10,000	JPM	9,962	6/15/26	(38)
Thai Baht	651,261	USD	20,000	JPM	20,030	6/8/26	30
Thai Baht	3,143,410	USD	96,468	JPM	96,724	6/17/26	256
Thai Baht	2,538,223	USD	78,347	SCB	78,102	6/17/26	(245)
Turkish Lira	1,102,880	USD	24,011	BCLY	24,033	6/2/26	22
Turkish Lira	1,890,261	USD	41,119	BCLY	41,191	6/1/26	72
Turkish Lira	2,482,478	USD	51,417	BCLY	51,529	7/21/26	112
Turkish Lira	1,943,190	USD	41,404	BCLY	41,567	6/22/26	163
Turkish Lira	3,226,278	USD	68,827	BCLY	69,282	6/18/26	455
Turkish Lira	3,254,189	USD	68,862	BCLY	69,342	6/26/26	480
Turkish Lira	3,214,297	USD	68,158	BCLY	69,226	6/15/26	1,068
Turkish Lira	4,275,192	USD	91,863	BCLY	93,083	6/3/26	1,220

							10,059

Contracts to Sell:
Australian Dollar	739,000	USD	528,711	DUB	531,119	6/2/26	(2,408)
Australian Dollar	92,158	USD	65,965	HSBC	66,195	7/2/26	(230)
Australian Dollar	188,422	USD	134,085	JPM	135,338	7/2/26	(1,253)
Australian Dollar	203,420	USD	145,258	JPM	146,111	7/2/26	(853)
Brazilian Real	50,975	USD	10,000	BNP	10,034	7/2/26	(34)
Brazilian Real	10,406	USD	2,067	BNP	2,063	6/2/26	4
Brazilian Real	515,416	USD	102,734	BNP	102,201	6/2/26	533
Brazilian Real	26,116	USD	5,124	JPM	5,141	7/2/26	(17)
Brazilian Real	495,604	USD	98,006	MLP	98,273	6/2/26	(267)
Brazilian Real	8,669,062	USD	1,722,787	MLP	1,718,978	6/2/26	3,809
British Pound	1,573,498	USD	2,108,848	BNP	2,119,073	7/2/26	(10,225)
British Pound	34,000	USD	45,854	BNP	45,791	6/2/26	63
British Pound	1,672,498	USD	2,259,465	JPM	2,252,520	6/2/26	6,945
Canadian Dollar	2,163,869	USD	1,564,924	BNP	1,571,450	7/2/26	(6,526)
Canadian Dollar	2,168,828	USD	1,586,544	HSBC	1,572,982	6/2/26	13,562
Chinese Offshore Renminbi	858,415	USD	126,853	BNP	127,159	7/2/26	(306)
Chinese Offshore Renminbi	341,000	USD	50,119	BNP	50,404	6/2/26	(285)
Chinese Offshore Renminbi	40,000	USD	5,900	BNP	5,912	6/2/26	(12)
Chinese Offshore Renminbi	1,501,234	USD	220,022	DUB	221,900	6/2/26	(1,878)
Chinese Offshore Renminbi	687,605	USD	100,759	DUB	101,636	6/2/26	(877)
Chinese Offshore Renminbi	68,000	USD	10,027	MLP	10,051	6/2/26	(24)
Chinese Offshore Renminbi	1,501,871	USD	222,451	SCB	222,476	7/2/26	(25)
Colombian Peso	1,032,080,000	USD	266,000	BNP	279,324	6/17/26	(13,324)
Colombian Peso	1,067,210,864	USD	276,186	MLP	282,265	9/16/26	(6,079)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Danish Krone	315,297	USD	49,214	HSBC	$49,286	7/2/26	$(72)
Danish Krone	316,032	USD	49,566	JPM	49,322	6/2/26	244
Euro	6,316,121	USD	7,358,369	BNP	7,376,793	7/2/26	(18,424)
Euro	325,000	USD	382,910	BNP	379,080	6/2/26	3,830
Euro	338,000	USD	398,227	BNP	394,243	6/2/26	3,984
Euro	95,000	USD	110,589	HSBC	110,808	6/2/26	(219)
Euro	741,000	USD	872,790	JPM	864,302	6/2/26	8,488
Euro	5,110,121	USD	5,986,946	MLP	5,960,444	6/2/26	26,502
Euro	95,000	USD	110,526	SCB	110,954	7/2/26	(428)
Indian Rupee	17,300,934	USD	180,000	BCLY	181,547	7/1/26	(1,547)
Indian Rupee	10,766,087	USD	110,980	BNP	113,084	6/22/26	(2,104)
Indian Rupee	4,714,372	USD	49,079	BNP	49,476	6/30/26	(397)
Indian Rupee	16,459,757	USD	170,000	JPM	172,889	6/22/26	(2,889)
Indian Rupee	1,911,690	USD	20,000	JPM	20,110	6/8/26	(110)
Indian Rupee	961,618	USD	10,000	SCB	10,108	6/15/26	(108)
Indonesian Rupiah	3,040,671,000	USD	170,000	BCLY	169,756	7/2/26	244
Indonesian Rupiah	2,122,032,000	USD	120,000	BCLY	118,556	6/22/26	1,444
Indonesian Rupiah	1,219,064,000	USD	70,000	BCLY	68,179	6/8/26	1,821
Indonesian Rupiah	1,842,305,537	USD	102,906	BNP	103,018	6/10/26	(112)
Indonesian Rupiah	750,477,529	USD	42,000	BNP	41,898	7/2/26	102
Indonesian Rupiah	1,492,445,884	USD	84,000	BNP	83,382	6/22/26	618
Indonesian Rupiah	278,132,092	USD	16,495	BNP	15,553	6/10/26	942
Indonesian Rupiah	386,329,269	USD	22,991	BNP	21,603	6/10/26	1,388
Indonesian Rupiah	1,889,425,011	USD	108,491	BNP	105,653	6/10/26	2,838
Indonesian Rupiah	1,903,788,069	USD	109,522	BNP	106,456	6/10/26	3,066
Indonesian Rupiah	350,302,000	USD	20,000	JPM	19,577	6/18/26	423
Indonesian Rupiah	1,222,051,598	USD	70,295	JPM	68,334	6/10/26	1,961
Indonesian Rupiah	849,250,000	USD	50,377	JPM	47,489	6/10/26	2,888
Indonesian Rupiah	1,306,443,050	USD	73,797	SCB	73,054	6/10/26	743
Indonesian Rupiah	1,379,993,599	USD	79,320	SCB	77,167	6/10/26	2,153
Israeli New Shekel	1,040,876	USD	338,258	BCLY	369,247	6/10/26	(30,989)
Israeli New Shekel	254,439	USD	85,966	BCLY	90,292	7/21/26	(4,326)
Israeli New Shekel	155,000	USD	49,462	BNP	54,986	6/10/26	(5,524)
Israeli New Shekel	170,668	USD	57,909	BNP	60,565	7/21/26	(2,656)
Israeli New Shekel	132,000	USD	42,176	JPM	46,826	6/10/26	(4,650)
Israeli New Shekel	220,541	USD	73,720	JPM	78,250	7/7/26	(4,530)
Israeli New Shekel	219,378	USD	73,520	JPM	77,837	7/7/26	(4,317)
Israeli New Shekel	174,158	USD	58,401	JPM	61,793	7/7/26	(3,392)
Israeli New Shekel	93,000	USD	30,050	JPM	32,992	6/10/26	(2,942)
Israeli New Shekel	190,624	USD	65,668	JPM	67,635	7/7/26	(1,967)
Israeli New Shekel	398,558	USD	130,083	MLP	141,392	6/17/26	(11,309)
Israeli New Shekel	329,152	USD	106,845	MLP	116,766	6/10/26	(9,921)
Israeli New Shekel	220,735	USD	70,715	MLP	78,308	6/17/26	(7,593)
Japanese Yen	119,898,746	USD	754,074	BNP	754,694	7/2/26	(620)
Japanese Yen	112,310,290	USD	705,765	HSBC	706,929	7/2/26	(1,164)
Japanese Yen	152,751,691	USD	958,017	HSBC	959,104	6/2/26	(1,087)
Japanese Yen	147,620,961	USD	929,390	HSBC	929,190	7/2/26	200
Japanese Yen	35,471,685	USD	223,004	MLP	223,274	7/2/26	(270)
Japanese Yen	107,391,928	USD	674,717	MLP	674,297	6/2/26	420
Japanese Yen	14,747,119	USD	92,811	SCB	92,825	7/2/26	(14)
Japanese Yen	194,174,177	USD	1,219,756	SCB	1,219,189	6/2/26	567
Korean Won	45,216,983	USD	30,000	BNP	29,990	6/22/26	10
Korean Won	14,694,555	USD	10,033	BNP	9,743	6/8/26	290
Korean Won	174,369,760	USD	119,946	DUB	115,636	6/17/26	4,310
Mexican Peso	4,738,000	USD	264,532	BCLY	272,910	6/17/26	(8,378)
Mexican Peso	937,000	USD	52,127	BNP	53,971	6/17/26	(1,844)
Mexican Peso	532,000	USD	29,651	BNP	30,643	6/17/26	(992)
Mexican Peso	445,000	USD	24,651	JPM	25,633	6/17/26	(982)
Mexican Peso	535,000	USD	29,846	JPM	30,816	6/17/26	(970)
Mexican Peso	24,661,752	USD	1,430,787	JPM	1,420,521	6/17/26	10,266
Mexican Peso	1,478,000	USD	81,234	MLP	85,133	6/17/26	(3,899)
Mexican Peso	849,000	USD	47,404	MLP	48,903	6/17/26	(1,499)
Mexican Peso	749,000	USD	41,911	MLP	43,143	6/17/26	(1,232)
Mexican Peso	693,000	USD	39,733	MLP	39,916	6/17/26	(183)
New Zealand Dollar	1,563,480	USD	924,611	BCLY	937,316	7/2/26	(12,705)
New Zealand Dollar	1,530,480	USD	901,912	BNP	916,634	6/3/26	(14,722)
New Zealand Dollar	33,000	USD	19,565	HSBC	19,764	6/3/26	(199)
Norwegian Krone	155,036	USD	16,728	HSBC	16,770	6/2/26	(42)
Norwegian Krone	548,476	USD	58,961	JPM	59,327	6/2/26	(366)
Polish Zloty	143,082	USD	39,788	MLP	39,452	6/10/26	336
Singapore Dollar	113,633	USD	89,108	BCLY	89,232	7/2/26	(124)
Singapore Dollar	2,032,818	USD	1,600,499	BNP	1,592,868	6/2/26	7,631
Singapore Dollar	135,793	USD	106,373	DUB	106,634	7/2/26	(261)
Singapore Dollar	102,594	USD	80,492	DUB	80,564	7/2/26	(72)
Singapore Dollar	1,676,605	USD	1,312,863	MLP	1,316,581	7/2/26	(3,718)
Swiss Franc	507,034	USD	647,424	HSBC	651,767	7/2/26	(4,343)
Swiss Franc	316,616	USD	402,608	JPM	405,684	6/2/26	(3,076)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Swiss Franc	94,000	USD	119,480	JPM	$120,832	7/2/26	$(1,352)
Swiss Franc	94,000	USD	119,674	JPM	120,443	6/2/26	(769)
Swiss Franc	23,888	USD	30,561	JPM	30,706	7/2/26	(145)
Swiss Franc	66,000	USD	83,581	MLP	84,567	6/2/26	(986)
Swiss Franc	24,000	USD	30,544	MLP	30,752	6/2/26	(208)
Swiss Franc	32,000	USD	41,270	MLP	41,002	6/2/26	268
Thai Baht	651,261	USD	20,213	BCLY	20,029	6/8/26	184
Thai Baht	4,968,474	USD	152,387	BNP	153,468	9/16/26	(1,081)
Thai Baht	1,302,580	USD	40,000	BNP	40,105	6/30/26	(105)
Thai Baht	326,326	USD	10,000	BNP	10,047	6/29/26	(47)
Thai Baht	1,312,884	USD	40,891	BNP	40,398	6/17/26	493
Thai Baht	2,201,944	USD	68,897	BNP	67,755	6/17/26	1,142
Thai Baht	2,088,271	USD	64,068	DUB	64,257	6/17/26	(189)
Thai Baht	972,830	USD	29,847	DUB	29,934	6/17/26	(87)
Thai Baht	1,161,103	USD	36,159	DUB	35,728	6/17/26	431
Thai Baht	3,717,726	USD	113,880	JPM	114,396	6/17/26	(516)
Thai Baht	3,134,631	USD	96,468	JPM	96,823	9/16/26	(355)
Thai Baht	913,667	USD	28,000	JPM	28,120	6/22/26	(120)
Thai Baht	1,300,512	USD	40,000	JPM	40,026	6/22/26	(26)
Thai Baht	132,670	USD	4,144	JPM	4,083	6/17/26	61
Thai Baht	1,145,888	USD	35,676	JPM	35,259	6/17/26	417
Thai Baht	2,671,948	USD	82,954	JPM	82,532	9/16/26	422
Thai Baht	2,529,801	USD	78,347	SCB	78,141	9/16/26	206
Thai Baht	2,685,942	USD	84,025	SCB	82,647	6/17/26	1,378
Turkish Lira	1,857,687	USD	39,569	BCLY	40,009	6/15/26	(440)
Turkish Lira	788,333	USD	16,974	BCLY	17,179	6/1/26	(205)

							(116,915)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(106,856)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	2.750%	9/16/36	12-Month	EUR	4,920,000	$(120,077)	$(128,403)	$8,326
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,100,000	689,805	—	689,805
Receive	6-Month EURIBOR	3.000%	9/16/56	12-Month	EUR	1,650,000	52,218	27,182	25,036
Receive	6-Month EURIBOR	3.050%	1/13/56	12-Month	EUR	600,000	9,136	28,019	(18,883)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.300%	9/20/27	12-Month	JPY	5,590,000	456	509	(53)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	36,202	30,813	5,389
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	11,516	11,189	327
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(176,744)	—	(176,744)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	303,757	—	303,757
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	323,864	27,102	296,762
Receive	SOFR	3.250%	6/18/34	12-Month	USD	2,600,000	146,913	115,634	31,279
Receive	SOFR	3.250%	3/19/55	12-Month	USD	3,100,000	524,198	405,813	118,385
Receive	SOFR	3.325%	8/31/30	12-Month	USD	3,034,800	60,667	9,980	50,687
Receive	SOFR	3.369%	8/31/30	12-Month	USD	200,000	3,662	—	3,662
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	92,903	18,675	74,228
Receive	SOFR	3.640%	8/15/35	12-Month	USD	200,000	5,593	400	5,193
Receive	SOFR	3.700%	8/15/35	12-Month	USD	300,000	6,973	(264)	7,237
Receive	SOFR	3.715%	8/15/35	12-Month	USD	427,000	9,420	1,050	8,370
Receive	SOFR	3.768%	8/15/35	12-Month	USD	1,600,000	28,580	—	28,580
Receive	SOFR	3.777%	8/15/35	12-Month	USD	1,700,000	29,183	—	29,183
Receive	SOFR	3.801%	8/15/35	12-Month	USD	1,900,000	29,057	(2,077)	31,134
Receive	SOFR	3.998%	11/15/53	12-Month	USD	100,000	4,468	—	4,468
Receive	SOFR	4.010%	11/15/53	12-Month	USD	500,000	20,948	6,985	13,963
Receive	SOFR	4.075%	11/15/53	12-Month	USD	507,800	15,872	3,774	12,098
Pay	Sterling Overnight Index Average	3.500%	3/18/28	6-Month	GBP	2,800,000	(39,580)	(58,902)	19,322
Pay	Sterling Overnight Index Average	3.500%	3/18/31	6-Month	GBP	800,000	(29,002)	(25,366)	(3,636)

							$2,039,988	$472,113	$1,567,875

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	1.636%	6/15/27	EUR	2,100,000	$48,944	$—	$48,944
Pay	2-Year EUR Inflation Linked	2.000%	2/15/27	EUR	300,000	5,111	(30)	5,141
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	8,323	100	8,223
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(179,781)	(8,957)	(170,824)
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	8,406	(2,239)	10,645
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(904)	—	(904)
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	1,793	(2,478)	4,271
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	7,089	—	7,089
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	23,175	1,337	21,838
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	12,853	1,308	11,545
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	13,813	(974)	14,787
Pay	2-Year GBP Inflation Linked	3.365%	9/15/27	GBP	900,000	8,227	504	7,723
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	(529)	—	(529)
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	3,030	3,390	(360)
Receive	1-Year USD Inflation Linked	3.434%	8/27/26	USD	1,400,000	(9,267)	—	(9,267)
Receive	1-Year USD Inflation Linked	3.435%	8/1/26	USD	100,000	(856)	—	(856)
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	114,172	5,868	108,304
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	128,168	1,693	126,475
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	9,498	—	9,498
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	8,649	—	8,649
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(193,936)	(50,027)	(143,909)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(232,412)	(8,764)	(223,648)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(271,824)	9,233	(281,057)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	326,369	1,035	325,334
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(124,661)	59,292	(183,953)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(45,147)	24,122	(69,269)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(67,257)	36,670	(103,927)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(68,299)	37,569	(105,868)

						$(467,253)	$108,652	$(575,905)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2026, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $1,066,000 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 257-259 for definitions of ratings.

At May 31, 2026, Inflation-Linked Fixed Income Fund was involved in the following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	5/19/26	6/3/26	3.716%	$1,493,051
BNP Paribas SA	5/27/26	6/4/26	3.799%	2,864,257
BNP Paribas SA	5/27/26	6/4/26	3.799%	6,959,638
BNP Paribas SA	5/27/26	6/4/26	3.799%	6,756,381
BNP Paribas SA	5/27/26	6/4/26	3.799%	10,789,442
BNP Paribas SA	5/27/26	6/4/26	3.799%	7,126,818
BNP Paribas SA	5/27/26	6/4/26	3.799%	6,209,993
BNP Paribas SA	5/27/26	6/4/26	3.799%	6,141,047
BNP Paribas SA	5/27/26	6/4/26	3.799%	4,206,655
BNP Paribas SA	5/27/26	6/4/26	3.799%	1,509,421
BNP Paribas SA	5/27/26	6/4/26	3.799%	1,954,484

				$56,011,187

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 57.1%
Aerospace/Defense - 0.1%
$300,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 4.600% due 6/15/28	$300,467

Agriculture - 0.4%
400,000	BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.557% due 8/15/27	396,449
		Imperial Brands Finance PLC, Company Guaranteed Notes:
361,000	BBB	3.500% due 7/26/26	360,472
300,000	BBB	3.500% due 7/26/26(a)	299,562

		Total Agriculture	1,056,483

Airlines - 0.1%
292,711	BBB+	American Airlines Class A Pass Through Trust, Pass-Thru Certificates, 3.700% due 10/1/26	291,787

Auto Manufacturers - 7.7%
		American Honda Finance Corp., Senior Unsecured Notes:
200,000	BBB+	4.500% (SOFR + 0.870%) due 7/9/27(b)	200,609
2,900,000	BBB+	4.355% (SOFR + 0.730%) due 8/13/27(b)	2,904,015
400,000	BBB+	4.277% (SOFR + 0.650%) due 11/19/27(b)	399,815
		BMW U.S. Capital LLC, Company Guaranteed Notes:
850,000	A	4.415% (SOFR + 0.780%) due 3/19/27(a)(b)	852,864
92,000	A	4.545% (SOFR + 0.920%) due 8/13/27(b)	92,476
2,200,000	A	4.554% (SOFR + 0.920%) due 3/21/28(a)(b)	2,211,040
300,000	A-	Daimler Truck Finance North America LLC, Company Guaranteed Notes, 4.470% (SOFR + 0.840%) due 1/13/28(a)(b)	300,313
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	BBB-	4.542% due 8/1/26	399,957
800,000	BBB-	5.125% due 11/5/26	802,138
2,000,000	BBB-	4.271% due 1/9/27	1,994,003
200,000	BBB-	5.800% due 3/5/27	201,604
200,000	BBB-	4.950% due 5/28/27	200,476
		General Motors Financial Co., Inc.:
200,000	BBB	Company Guaranteed Notes, 3.850% due 1/5/28	198,207
		Senior Unsecured Notes:
500,000	BBB	4.673% (SOFR + 1.040%) due 2/26/27(b)	501,251
500,000	BBB	5.000% due 4/9/27	502,789
1,300,000	BBB	4.974% (SOFR + 1.350%) due 5/8/27(b)	1,306,123
300,000	BBB	5.400% due 5/8/27	303,012
600,000	BBB	4.681% (SOFR + 1.050%) due 7/15/27(b)	601,204
		Hyundai Capital America, Senior Unsecured Notes:
500,000	A-	4.624% (SOFR + 0.990%) due 3/25/27(a)(b)	501,286
1,500,000	A-	4.675% (SOFR + 1.040%) due 6/24/27(b)	1,505,389
1,100,000	A-	4.550% (SOFR + 0.920%) due 1/7/28(b)	1,102,150
300,000	A-	4.550% (SOFR + 0.920%) due 1/7/28(a)(b)	300,586
300,000	BB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 1.850% due 9/16/26(a)	297,304
		Stellantis Finance U.S. Inc., Company Guaranteed Notes:
400,000	BBB-	1.711% due 1/29/27	392,358
1,100,000	BBB-	1.711% due 1/29/27(a)	1,078,984
200,000	BBB-	5.625% due 1/12/28(a)(c)	202,192
200,000	BBB-	5.350% due 3/17/28(a)	201,117
200,000	A+	Toyota Motor Credit Corp., Senior Unsecured Notes, 4.080% (SOFR + 0.450%) due 1/12/28(b)	200,236
2,500,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 5.700% due 9/12/26(a)	2,510,168

		Total Auto Manufacturers	22,263,666

Banks - 20.0%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
800,000	BBB	5.416% (SOFR + 1.780%) due 9/18/27(a)(b)	803,273

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 57.1% - (continued)
Banks - 20.0% - (continued)
$ 700,000	BBB	5.416% (SOFR + 1.780%) due 9/18/27(b)	$702,864
200,000	A-	Banco Santander SA, Senior Non-Preferred Notes, 4.620% (SOFR + 0.990%) due 4/15/29(b)	200,541
300,000	BBB+	Bank Leumi Le-Israel BM, Senior Unsecured Notes, 5.125% due 7/27/27(a)	300,887
2,400,000	A-	Bank of America Corp., Senior Unsecured Notes, 4.376% (SOFR + 1.580%) due 4/27/28(b)	2,399,160
		Bank of Montreal, Senior Unsecured Notes:
319,000	A-	4.401% (SOFR + 0.760%) due 6/4/27(b)	320,203
500,000	A-	4.519% (SOFR + 0.880%) due 9/10/27(b)	500,694
		Barclays PLC, Senior Unsecured Notes:
940,000	BBB+	5.517% (SOFR + 1.880%) due 9/13/27(b)	943,471
1,300,000	BBB+	2.279% (1-Year CMT Index + 1.050%) due 11/24/27(b)	1,287,154
1,400,000	A-	BNP Paribas SA, Senior Non-Preferred Notes, 1.675% (SOFR + 0.912%) due 6/30/27(a)(b)	1,396,849
1,400,000	BBB+	BPCE SA, Senior Non-Preferred Notes, 2.045% (SOFR + 1.087%) due 10/19/27(a)(b)	1,387,398
		Canadian Imperial Bank of Commerce, Senior Unsecured Notes:
1,300,000	A-	4.574% (SOFR + 0.940%) due 6/28/27(b)	1,308,365
200,000	A-	4.243% (SOFR + 0.600%) due 9/8/28(b)	199,534
1,200,000	A-	4.439% (SOFR + 0.800%) due 9/8/28(b)	1,203,669
		Citigroup Inc., Senior Unsecured Notes:
1,065,000	BBB+	4.409% (SOFR + 0.770%) due 6/9/27(b)	1,065,303
1,500,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(b)	1,504,003
500,000	A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	493,689
625,000	A+	Credit Agricole SA, Senior Preferred Notes, 4.922% (SOFR + 1.290%) due 7/5/26(a)(b)	625,553
		Deutsche Bank AG, Senior Non-Preferred Notes:
2,000,000	BBB	7.146% (SOFR + 2.520%) due 7/13/27(b)	2,005,993
400,000	BBB	2.311% (SOFR + 1.219%) due 11/16/27(b)	396,030
935,000	BBB	4.845% (SOFR + 1.219%) due 11/16/27(b)	936,681
300,000	BBB	2.552% (SOFR + 1.318%) due 1/7/28(b)	296,626
300,000	BBB	5.706% (SOFR + 1.594%) due 2/8/28(b)	302,519
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000	BBB+	1.948% (SOFR + 0.913%) due 10/21/27(b)	990,757
700,000	BBB+	4.937% (SOFR + 1.319%) due 4/23/28(b)	702,951
1,900,000	BBB+	4.339% (SOFR + 0.710%) due 1/21/29(b)	1,900,639
400,000	A-	HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(b)	399,002
		HSBC USA Inc., Senior Unsecured Notes:
1,000,000	A-	4.601% (SOFR + 0.960%) due 3/4/27(b)	1,004,713
130,000	A-	4.614% (SOFR + 0.970%) due 6/3/28(b)	130,818
629,000	A-	ING Groep NV, Senior Unsecured Notes, 5.198% (SOFR + 1.560%) due 9/11/27(b)	630,932
		JPMorgan Chase & Co., Senior Unsecured Notes:
339,000	A	4.812% (SOFR + 1.180%) due 2/24/28(b)	340,793
1,000,000	A	4.548% (SOFR + 0.920%) due 4/22/28(b)	1,003,843
2,100,000	A	4.323% (SOFR + 1.560%) due 4/26/28(b)	2,098,878
800,000	A	4.488% (SOFR + 0.860%) due 10/22/28(b)	803,549
		Lloyds Banking Group PLC, Senior Unsecured Notes:
300,000	A-	5.185% (SOFR + 1.560%) due 8/7/27(b)	300,658
1,275,000	A-	5.212% (SOFR + 1.580%) due 1/5/28(b)	1,282,983
300,000	A-	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(b)	296,286
1,200,000	A-	4.689% (SOFR + 1.060%) due 11/26/28(b)	1,206,149
2,700,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 4.704% (SOFR + 1.080%) due 5/13/31(b)	2,718,789
2,400,000	A-	National Bank of Canada, Company Guaranteed Notes, 4.663% (SOFR + 1.030%) due 7/2/27(b)	2,401,345
1,510,000	A-	NatWest Group PLC, Senior Unsecured Notes, 4.884% (SOFR + 1.250%) due 3/1/28(b)(c)	1,517,823
750,000	A	NatWest Markets PLC, Senior Unsecured Notes, 4.526% (SOFR + 0.900%) due 5/17/27(a)(b)	753,528
1,200,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 4.111% (SOFR + 0.480%) due 5/22/28(a)(b)	1,202,676
500,000	A	PNC Bank NA, Senior Unsecured Notes, 4.359% (SOFR + 0.730%) due 7/21/28(b)	500,497
900,000	A+	QNB Finance Ltd., Company Guaranteed Notes, 4.677% (SOFR + 1.050%) due 4/27/29(a)(b)	907,047

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 57.1% - (continued)
Banks - 20.0% - (continued)
		Royal Bank of Canada, Senior Unsecured Notes:
$ 2,565,000	A	4.454% (SOFR + 0.820%) due 3/27/28(b)	$2,566,377
1,700,000	A	4.489% (SOFR + 0.860%) due 10/18/28(b)	1,705,302
300,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.244% due 10/5/26	299,109
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
2,400,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(b)	2,397,419
300,000	BBB	2.469% (SOFR + 1.220%) due 1/11/28(b)	296,192
		Societe Generale SA, Senior Non-Preferred Notes:
200,000	BBB	5.250% due 2/19/27(a)	201,309
600,000	BBB	1.792% (1-Year CMT Index + 1.000%) due 6/9/27(a)(b)	599,691
200,000	BBB	2.797% (1-Year CMT Index + 1.300%) due 1/19/28(b)	197,815
200,000	BBB	5.289% (SOFR + 1.660%) due 1/19/28(a)(b)	201,295
		Standard Chartered PLC, Senior Unsecured Notes:
1,000,000	BBB+	5.560% (SOFR + 1.930%) due 7/6/27(b)	1,001,318
200,000	BBB+	5.654% (SOFR + 2.030%) due 2/8/28(a)(b)	201,924
300,000	BBB+	4.795% (SOFR + 1.170%) due 5/14/28(a)(b)	301,397
200,000	BBB+	5.688% (1-Year CMT Index + 1.050%) due 5/14/28(b)	202,167
181,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 4.680% (SOFR + 1.050%) due 4/15/30(b)	182,191
1,000,000	A	Swedbank AB, Senior Non-Preferred Notes, 5.337% due 9/20/27	1,013,253
		Wells Fargo & Co., Senior Unsecured Notes:
1,500,000	BBB+	4.408% (SOFR + 0.780%) due 1/24/28(b)	1,502,539
1,500,000	BBB+	4.698% (SOFR + 1.070%) due 4/22/28(b)	1,506,432

		Total Banks	58,050,845

Beverages - 1.6%
500,000	BBB-	JDE Peet’s NV, Company Guaranteed Notes, 1.375% due 1/15/27(a)	490,633
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
200,000	BBB-	2.550% due 9/15/26	199,025
200,000	BBB-	4.206% (SOFR + 0.580%) due 11/15/26(b)	200,055
1,296,000	BBB-	4.517% (SOFR + 0.880%) due 3/15/27(b)	1,298,103
2,500,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 3.000% due 7/15/26	2,496,214

		Total Beverages	4,684,030

Biotechnology - 0.1%
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	300,213

Chemicals - 0.3%
1,000,000	NR	Hanwha Solutions Corp., Company Guaranteed Notes, 4.729% (SOFR + 1.100%) due 10/13/28(b)	1,015,015

Commercial Services - 0.2%
600,000	BBB-	Global Payments Inc., Senior Unsecured Notes, 2.150% due 1/15/27	591,792

Computers - 1.6%
1,592,000	BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	1,594,204
900,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.614% (SOFR + 0.980%) due 3/23/28(b)	904,487
2,100,000	BBB-	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.050% due 10/15/26	2,080,872

		Total Computers	4,579,563

Diversified Financial Services - 4.8%
2,800,000	BBB+	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 2.450% due 10/29/26	2,780,751
		American Express Co., Senior Unsecured Notes:
2,080,000	A-	4.597% (SOFR + 0.970%) due 7/28/27(b)	2,081,986
511,000	A-	4.557% (SOFR + 0.930%) due 7/26/28(b)	513,016
2,420,000	BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 1.950% due 9/20/26(a)	2,401,710
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
400,000	BBB	3.250% due 2/15/27(a)	396,483
600,000	BBB	6.375% due 5/4/28(a)	617,063
1,300,000	A+	Equitable America Global Funding, Secured Notes, 4.347% (SOFR + 0.710%) due 9/15/27(a)(b)	1,298,451
300,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 4.884% (SOFR + 1.250%) due 7/2/27(b)	302,038

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 57.1% - (continued)
Diversified Financial Services - 4.8% - (continued)
		Sumisho Air Lease Corp., Senior Unsecured Notes:
$ 1,100,000	BBB	5.300% due 6/25/26	$1,100,690
2,039,000	BBB	1.875% due 8/15/26	2,027,706
300,000	BBB	2.200% due 1/15/27	296,027

		Total Diversified Financial Services	13,815,921

Electric - 5.0%
1,336,000	BBB-	Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	1,336,230
2,000,000	BBB	CenterPoint Energy Inc., Senior Unsecured Notes, 1.450% due 6/1/26	2,000,000
		Duke Energy Corp., Senior Unsecured Notes:
304,000	BBB	2.650% due 9/1/26	302,905
400,000	BBB	4.850% due 1/5/27	401,670
		ENEL Finance International NV, Company Guaranteed Notes:
600,000	BBB	3.625% due 5/25/27(a)	596,441
200,000	BBB	3.500% due 4/6/28(a)	196,290
1,500,000	BBB	Eversource Energy, Senior Unsecured Notes, 1.400% due 8/15/26	1,490,756
500,000	BBB	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	496,914
600,000	BBB+	Fortis Inc., Senior Unsecured Notes, 3.055% due 10/4/26	597,754
1,600,000	BBB+	Israel Electric Corp., Ltd., Senior Secured Notes, 4.250% due 8/14/28(a)	1,577,730
800,000	A2(d)	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.187% (SOFR + 0.550%) due 12/3/27(b)	801,513
		Pacific Gas & Electric Co., 1st Mortgage Notes:
500,000	BBB+	3.300% due 3/15/27	496,040
600,000	BBB+	2.100% due 8/1/27	583,448
300,000	BBB+	5.000% due 6/4/28	302,080
		Southern California Edison Co., 1st Mortgage Notes:
800,000	BBB+	4.400% due 9/6/26	800,137
600,000	BBB+	5.300% due 3/1/28	606,318
300,000	BBB+	Southwestern Electric Power Co., Senior Unsecured Notes, 2.750% due 10/1/26	298,632
		Vistra Operations Co. LLC, Company Guaranteed Notes:
800,000	BBB-	5.050% due 12/30/26(a)	803,593
800,000	BBB-	3.700% due 1/30/27(a)	796,992

		Total Electric	14,485,443

Food - 0.6%
700,000	BBB-	Campbell’s Co. (The), Senior Unsecured Notes, 5.200% due 3/19/27	705,010
1,000,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 7.125% due 10/1/26	1,007,980
200,000	BBB-	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	199,512

		Total Food	1,912,502

Gas - 0.3%
600,000	BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 10/1/26	602,173
200,000	A3(d)	SGSP Australia Assets Pty Ltd., Company Guaranteed Notes, 3.500% due 7/7/27	197,980

		Total Gas	800,153

Healthcare - Services - 1.1%
		Fresenius Medical Care U.S. Finance III Inc., Company Guaranteed Notes:
550,000	BBB-	1.875% due 12/1/26	542,067
400,000	BBB-	1.875% due 12/1/26(a)	394,230
1,675,000	BBB-	HCA Inc., Company Guaranteed Notes, 4.500% due 2/15/27	1,674,544
600,000	BBB-	Universal Health Services Inc., Senior Secured Notes, 1.650% due 9/1/26	595,904

		Total Healthcare - Services	3,206,745

Insurance - 4.8%
		Athene Global Funding:
		Secured Notes:
2,000,000	A+	4.502% (SOFR + 0.830%) due 1/7/27(a)(b)	2,001,852
1,200,000	A+	4.844% (SOFR + 1.210%) due 3/25/27(a)(b)	1,204,340
300,000	A+	Senior Secured Notes, 4.950% due 1/7/27(a)	300,855

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 57.1% - (continued)
Insurance - 4.8% - (continued)
$1,000,000	A	Brighthouse Financial Global Funding, Secured Notes, 5.550% due 4/9/27(a)	$1,006,355
		Corebridge Global Funding, Secured Notes:
1,000,000	A+	4.380% (SOFR + 0.750%) due 1/7/28(a)(b)	997,246
200,000	A+	4.497% (SOFR + 0.860%) due 12/15/28(a)(b)	199,506
3,000,000	A-	F&G Global Funding, Secured Notes, 1.750% due 6/30/26(a)	2,993,133
		GA Global Funding Trust, Secured Notes:
300,000	A	2.250% due 1/6/27(a)	296,175
1,300,000	A	4.400% due 9/23/27(a)	1,296,077
		Jackson National Life Global Funding, Secured Notes:
200,000	A	4.529% (SOFR + 0.890%) due 6/9/27(a)(b)	200,376
300,000	A	4.601% (SOFR + 0.970%) due 1/14/28(a)(b)	299,642
2,000,000	A	4.587% (SOFR + 0.950%) due 9/12/28(a)(b)	1,993,299
200,000	A+	Reliance Standard Life Global Funding II, Secured Notes, 2.750% due 1/21/27(a)	198,158
900,000	A+	Sammons Financial Group Global Funding, Senior Secured Notes, 4.494% (SOFR + 0.850%) due 9/2/27(a)(b)	899,733

		Total Insurance	13,886,747

Internet - 0.8%
2,300,000	BBB+	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	2,283,470

Leisure Time - 0.8%
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
1,400,000	BBB	5.375% due 7/15/27(a)	1,405,292
200,000	BBB	7.500% due 10/15/27	207,675
600,000	BBB	5.500% due 4/1/28(a)	606,673

		Total Leisure Time	2,219,640

Lodging - 0.3%
200,000	BBB-	Hyatt Hotels Corp., Senior Unsecured Notes, 5.750% due 1/30/27	201,664
600,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	600,740

		Total Lodging	802,404

Machinery - Diversified - 0.2%
500,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.450% due 11/15/26	498,051

Media - 0.2%
220,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.350% due 9/15/26(a)	219,346
500,000	Baa3(d)	FactSet Research Systems Inc., Senior Unsecured Notes, 2.900% due 3/1/27	494,414

		Total Media	713,760

Mining - 0.5%
1,500,000	BBB+	Glencore Funding LLC, Company Guaranteed Notes, 5.338% due 4/4/27(a)	1,513,816

Miscellaneous Manufacturers - 0.1%
200,000	BBB	Textron Inc., Senior Unsecured Notes, 3.650% due 3/15/27	199,200

Office/Business Equipment - 0.1%
400,000	BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	396,538

Oil & Gas - 1.1%
400,000	Baa3(d)	Occidental Petroleum Corp., Senior Unsecured Notes, 3.000% due 2/15/27	397,527
183,150	AA-	Qatarenergy LNG S3, Senior Secured Notes, 6.332% due 9/30/27(a)(m)	183,999
200,000	BBB+	Repsol E&P Capital Markets U.S. LLC, Company Guaranteed Notes, 4.805% due 9/16/28(a)	200,497
100,000	BBB-	Tengizchevroil Finance Co. International Ltd., Senior Secured Notes, 4.000% due 8/15/26	100,036
400,000	BBB	Variable Energi ASA, Senior Unsecured Notes, 5.000% due 5/18/27(a)	401,919
2,000,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.700% due 9/15/26(a)	1,995,648

		Total Oil & Gas	3,279,626

Pharmaceuticals - 0.5%
700,000	BBB	Bayer U.S. Finance LLC, Company Guaranteed Notes, 6.125% due 11/21/26(a)(m)	704,628
641,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	638,932

		Total Pharmaceuticals	1,343,560

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 57.1% - (continued)
Pipelines - 1.0% - (continued)
		Energy Transfer LP, Senior Unsecured Notes:
$ 200,000	BBB	3.900% due 7/15/26	$199,914
200,000	BBB	5.500% due 6/1/27	201,786
400,000	BBB	MPLX LP, Senior Unsecured Notes, 4.125% due 3/1/27	399,577
1,000,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	1,000,761
200,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.000% due 3/15/27	200,344
800,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.375% due 10/15/26	797,610

		Total Pipelines	2,799,992

Retail - 0.8%
2,300,000	BBB+	Starbucks Corp., Senior Unsecured Notes, 2.000% due 3/12/27	2,263,678

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Non-Preferred Notes:
200,000	BBB+	4.916% (SOFR + 1.290%) due 2/16/28(a)(b)	200,984
200,000	BBB+	4.916% (SOFR + 1.290%) due 2/16/28(b)	200,985

		Total Savings & Loans	401,969

Semiconductors - 0.2%
300,000	BBB+	SK hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	302,677
200,000	BBB-	Skyworks Solutions Inc., Senior Unsecured Notes, 1.800% due 6/1/26	200,000

		Total Semiconductors	502,677

Software - 0.9%
700,000	BBB	Fidelity National Information Services Inc., Senior Unsecured Notes, 4.849% (SOFR + 1.210%) due 3/10/29(b)	702,376
300,000	BBB	Fiserv Inc., Senior Unsecured Notes, 5.150% due 3/15/27	301,649
		Oracle Corp., Senior Unsecured Notes:
300,000	BBB	2.650% due 7/15/26	299,439
1,300,000	BBB	2.800% due 4/1/27	1,282,828

		Total Software	2,586,292

Telecommunications - 0.7%
900,000	BBB-	Rogers Communications Inc., Company Guaranteed Notes, 3.200% due 3/15/27	892,204
1,300,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	1,298,526

		Total Telecommunications	2,190,730

Trucking & Leasing - 0.1%
300,000	BBB	GATX Corp., Senior Unsecured Notes, 5.400% due 3/15/27	302,171

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $165,222,838)	165,538,946

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
Asset-Backed Securities - 2.2%
75,771	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.200% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	75,548
285,750	AAA	CCG Receivables Trust, Series 2025-1, Class A2, 4.480% due 10/14/32(a)	286,631
191,846	Aaa(d)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	191,952
476,463	Aaa(d)	DLLAA LLC, Series 2025-1A, Class A2, 4.700% due 10/20/27(a)	477,528
120,475	Aaa(d)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	120,687
111,888	CCC	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 4.524% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	108,839
3,145	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 4.434% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	3,142
		JPMorgan Mortgage Trust:
653,864	AAA	Series 2026-ACES1, Class A1, 4.894% due 4/25/66(a)(b)	648,007
653,864	AAA	Series 2026-ACES1, Class A1F, 4.812% (30-Day Average SOFR + 1.200%) due 4/25/66(a)(b)	653,590
1,565,357	AAA	M&T Equipment 2025-LEAF1 Notes, Series 2025-1A, Class A2, 4.700% due 12/16/27(a)	1,569,681
116,779	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 4.399% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	107,000
97,654	Aaa(d)	MMAF Equipment Finance LLC, Series 2024-A, Class A2, 5.200% due 9/13/27(a)	97,743
306,627	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.599% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(e)	329,357
362,679	NR	Pagaya AI Debt Grantor Trust, Series 2025-6, Class A2, 4.497% due 4/15/33(a)	361,707
77,630	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	76,249
		Towd Point Mortgage Trust:
143,022	AAA(f)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	143,477

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9% - (continued)
Asset-Backed Securities - 2.2% - (continued)
$ 153,960	AAA(f)	Series 2025-CES2, Class A1, step bond to yield, 5.348% due 7/25/65(a)	$154,058
823,292	AAA(f)	Series 2025-CES3, Class A1A, step bond to yield, 5.278% due 8/25/65(a)	823,816
219,379	A-(f)	UPXL Issuer Trust, Series 2025-1, Class A, 5.160% due 1/25/47(a)	218,315

		Total Asset-Backed Securities	6,447,327

Mortgage Securities - 20.7%
385,531	AAA(f)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	387,042
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 4.992% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,583,674
		Chase Home Lending Mortgage Trust:
280,228	AAA(f)	Series 2024-9, Class A11, 4.862% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	280,094
300,000	AAA(EXP)(f)	Series 2026-JINV1, Class A11, 4.866% (30-Day Average SOFR + 1.250%) due 6/25/54(a)(b)	300,748
1,287,657	Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 4.462% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,203,692
		Credit Suisse Commercial Mortgage Capital Trust:
195,287	AAA	Series 2021-INV1, Class A11, 4.412% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	182,955
541,004	NR	Series 2021-RPL4, Class A1, 4.152% due 12/27/60(a)(b)	539,652
134,913	AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	128,797
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
286,503	NR	Series 4344, Class FA, 4.218% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	280,122
343,290	NR	Series 4351, Class FA, 4.218% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	336,739
741,818	NR	Series 4906, Class WF, 4.168% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	733,127
619,178	NR	Series 5481, Class FJ, 4.762% (30-Day Average SOFR + 1.150%) due 12/25/54(b)	625,590
53,703	NR	Series 5484, Class FA, 4.812% (30-Day Average SOFR + 1.200%) due 12/25/54(b)	54,361
206,979	NR	Series 5491, Class FL, 4.812% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	209,577
698,110	NR	Series 5495, Class AF, 4.762% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	705,840
805,794	NR	Series 5496, Class AF, 4.712% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	813,520
193,471	NR	Series 5500, Class GF, 4.562% (30-Day Average SOFR + 0.950%) due 10/25/54(b)	194,936
744,856	NR	Series 5508, Class QF, 4.562% (30-Day Average SOFR + 0.950%) due 2/25/55(b)	748,700
212,343	NR	Series 5511, Class FG, 4.762% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	214,645
2,498,498	NR	Series 5513, Class MF, 4.552% (30-Day Average SOFR + 0.940%) due 11/25/54(b)(g)	2,516,392
1,647,423	NR	Series 5532, Class FA, 4.562% (30-Day Average SOFR + 0.950%) due 4/25/55(b)	1,659,647
1,310,763	NR	Series 5548, Class AF, 4.612% (30-Day Average SOFR + 1.000%) due 6/25/55(b)	1,323,321
968,772	NR	Series 5565, Class FB, 4.562% (30-Day Average SOFR + 0.950%) due 8/25/55(b)	975,649
668,516	NR	Series 5567, Class FB, 4.612% (30-Day Average SOFR + 1.000%) due 8/25/55(b)	674,921
1,804,000	NR	Series 5584, Class DF, 4.512% (30-Day Average SOFR + 0.900%) due 10/25/55(b)	1,814,432
362,845	NR	Series 5593, Class FB, 4.512% (30-Day Average SOFR + 0.900%) due 11/25/55(b)	365,154
402,712	NR	Series 5607, Class FA, 4.512% (30-Day Average SOFR + 0.900%) due 12/25/55(b)	404,764
900,000	NR	Series 5667, Class FC, 5.121% (30-Day Average SOFR + 1.500%) due 6/25/56(b)	910,625
		Federal National Mortgage Association (FNMA), REMICS:
595,718	NR	Series 2017-108, Class AF, 4.027% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	586,570
179,899	NR	Series 2019-9, Class FA, 4.168% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	178,361
605,971	NR	Series 2024-90, Class FB, 4.862% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	614,462
773,516	NR	Series 2024-101, Class FB, 4.712% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	781,022
342,769	NR	Series 2024-103, Class FC, 4.762% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	346,565
493,522	NR	Series 2024-103, Class FJ, 4.812% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	499,706
203,885	NR	Series 2025-4, Class FB, 4.812% (30-Day Average SOFR + 1.200%) due 12/25/53(b)	206,387
169,568	NR	Series 2025-6, Class FA, 4.862% (30-Day Average SOFR + 1.250%) due 2/25/55(b)	171,889
321,770	NR	Series 2025-16, Class FA, 4.762% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	324,289
369,031	NR	Series 2025-19, Class FC, 4.772% (30-Day Average SOFR + 1.160%) due 3/25/55(b)	373,326
1,089,330	NR	Series 2025-40, Class FP, 4.612% (30-Day Average SOFR + 1.000%) due 10/25/54(b)	1,099,724
668,301	NR	Series 2025-88, Class FM, 4.512% (30-Day Average SOFR + 0.900%) due 8/25/55(b)	672,381
7,383,567	NR	Series 2025-88, Class KF, 4.662% (30-Day Average SOFR + 1.050%) due 9/25/55(b)(g)	7,450,506
2,154,933	NR	Series 2025-95, Class F, 4.512% (30-Day Average SOFR + 0.900%) due 12/25/53(b)(g)	2,166,471
1,172,831	NR	Series 2025-99, Class KF, 4.612% (30-Day Average SOFR + 1.000%) due 11/25/55(b)	1,181,440

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9% - (continued)
Mortgage Securities - 20.7% - (continued)
		GCAT Trust:
$ 490,547	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	$430,977
612,377	AAA(f)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	564,729
		Government National Mortgage Association (GNMA):
236,724	NR	Series 2016-H06, Class FD, 4.695% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	238,362
382,970	NR	Series 2017-H15, Class FE, 5.581% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	387,591
58,003	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	51,234
40,783	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	36,189
2,610,184	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,287,429
186,268	NR	Series 2023-H11, Class FC, 4.725% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	190,253
349,062	NR	Series 2023-H24, Class FA, 4.575% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	354,305
171,860	NR	Series 2023-H27, Class FD, 4.725% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	175,778
722,682	NR	Series 2024-H01, Class FB, 4.525% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	732,019
7,455,423	NR	Series 2025-135, Class FE, 4.775% (30-Day Average SOFR + 1.150%) due 8/20/55(b)(g)	7,556,931
345,743	NR	Series 2025-H20, Class FA, 4.395% (30-Day Average SOFR + 0.770%) due 9/20/75(b)	348,127
344,048	NR	Series 2025-H22, Class F, 4.405% (30-Day Average SOFR + 0.780%) due 10/20/75(b)	346,262
804,593	AAA(f)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	759,466
		GS Mortgage-Backed Securities Trust:
618,268	Aaa(d)	Series 2021-GR2, Class A9, 4.495% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	578,033
213,081	Aaa(d)	Series 2021-INV1, Class A9, 4.495% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	199,236
336,332	Aaa(d)	Series 2024-PJ7, Class A25, 4.958% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	336,690
137,825	BBB-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.125% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	137,772
		JPMorgan Mortgage Trust:
120,414	Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	108,802
266,222	Aaa(d)	Series 2021-12, Class A11, 4.495% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	248,825
139,696	AAA(f)	Series 2025-NQM1, Class A1, step bond to yield, 5.591% due 6/25/65(a)	140,459
216,206	NR	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, step bond to yield, 6.250% due 7/25/67(a)	216,572
		MFA Trust:
69,211	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	67,704
56,126	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	55,317
		Mill City Mortgage Loan Trust:
237,494	Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	232,081
165,684	AAA(f)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	160,582
1,485,076	Aa1(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 4.842% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)	1,462,525
		New Residential Mortgage Loan Trust:
112,776	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	109,400
32,876	AAA(f)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	31,926
1,800,000	AAA(f)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.837% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,799,908
		OBX Trust:
187,488	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	188,522
356,192	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	359,397
282,036	Aaa(d)	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.558% (30-Day Average SOFR + 0.950%) due 5/25/55(a)(b)	282,775
173,850	AAA(f)	PRPM LLC, Series 2025-RCF6, Class A1, step bond to yield, 4.942% due 12/25/55(a)	172,202
138,604	AAA(f)	PRPM Trust, Series 2024-NQM4, Class A1, step bond to yield, 5.674% due 12/26/69(a)	139,214
473,556	AAA(f)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.470% due 11/25/63(a)(b)	473,563
		Towd Point Mortgage Trust:
173,217	AAA(f)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	170,531
81,759	Aaa(d)	Series 2019-HY2, Class A1, 4.699% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	83,214
87,947	Aaa(d)	Series 2019-HY3, Class A1A, 4.699% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	88,086
303,478	AAA(f)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	293,417
382,226	AAA(f)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	374,929
107,648	AAA(f)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	107,425
204,258	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 4.279% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	199,561

		Total Mortgage Securities	60,100,135

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,962,587)	66,547,462

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - 9.7%
Other ABS - 9.7%
$2,000,000	Aaa(d)	Anchorage Credit Funding 19 Ltd., Series 2025-19A, Class A, 5.036% due 10/25/40(a)	$1,968,422
1,551,109	AAA	Atlas Senior Loan Fund XVI Ltd., Series 2021-16A, Class AR, 4.775% (3-Month Term SOFR + 1.100%) due 1/20/34(a)(b)	1,551,830
1,000,000	AAA	Atlas Senior Loan Fund XVIII Ltd., Series 2021-18A, Class A1R, 4.785% (3-Month Term SOFR + 1.110%) due 1/18/35(a)(b)	1,000,331
2,500,000	Aaa(d)	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 4.814% (3-Month Term SOFR + 1.150%) due 4/22/35(a)(b)	2,502,640
87,317	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 4.857% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	87,523
400,000	Aaa(d)	Dryden 95 CLO Ltd., Series 2021-95A, Class AR, 4.682% (3-Month Term SOFR + 1.040%) due 8/20/34(a)(b)	400,265
160,709	Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.025% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	160,936
1,300,000	Aaa(d)	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.785% (3-Month Term SOFR + 1.110%) due 4/20/35(a)(b)	1,299,502
673,274	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 4.894% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	674,205
400,000	AAA	KKR CLO 16 Ltd., Series 16, Class A1R3, 4.815% (3-Month Term SOFR + 1.140%) due 10/20/34(a)(b)	400,111
2,000,000	AAA	KKR CLO 36 Ltd., Series 36A, Class AR, 4.823% (3-Month Term SOFR + 1.150%) due 10/15/34(a)(b)	2,000,530
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 4.955% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,000,685
1,200,000	Aaa(d)	Marble Point CLO XXIV Ltd., Series 2022-1A, Class A1R, 4.765% (3-Month Term SOFR + 1.090%) due 4/20/35(a)(b)	1,199,400
400,000	AAA	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class AR, 4.730% (3-Month Term SOFR + 1.050%) due 7/17/36(a)(b)	400,117
400,000	AAA	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class AR, 4.729% (3-Month Term SOFR + 1.060%) due 10/14/36(a)(b)	400,349
1,600,000	Aaa(d)	PPM CLO 5 Ltd., Series 2021-5A, Class AR, 4.855% (3-Month Term SOFR + 1.180%) due 10/18/34(a)(b)	1,600,592
2,000,000	Aaa(d)	Rockford Tower CLO Ltd., Series 2021-2A, Class A1R, 4.805% (3-Month Term SOFR + 1.130%) due 7/20/34(a)(b)	2,002,404
307,781	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 4.947% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	308,303
2,000,000	AAA(f)	Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.796% (3-Month Term SOFR + 1.130%) due 10/23/35(a)(b)	2,000,540
800,000	Aaa(d)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 4.823% (3-Month Term SOFR + 1.150%) due 10/15/35(a)(b)	799,726
1,600,000	Aaa(d)	Symphony CLO XXV Ltd., Series 2021-25A, Class AR, 4.725% (3-Month Term SOFR + 1.050%) due 4/19/34(a)(b)	1,601,166
900,000	Aaa(d)	Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 4.816% (3-Month Term SOFR + 1.150%) due 10/23/35(a)(b)	899,726
1,000,000	AAA	Tralee CLO V Ltd., Series 2018-5A, Class A1RR, 4.755% (3-Month Term SOFR + 1.080%) due 10/20/34(a)(b)	999,712
276,362	Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.067% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	276,619
561,316	AAA(f)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 4.805% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	561,655
2,000,000	AAA	Wellfleet CLO Ltd., Series 2021-1A, Class A1R, 4.855% (3-Month Term SOFR + 1.180%) due 4/20/34(a)(b)	2,001,212

		TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $28,117,763)	28,098,501

ASSET-BACKED SECURITIES - 9.0%
Automobiles - 4.3%
692,963	AAA	American Heritage Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.480% due 8/15/28(a)	693,723
579,784	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	582,515
502,953	Aaa(d)	Bank of America Auto Trust, Series 2023-1A, Class A3, 5.530% due 2/15/28(a)	505,346
		Carvana Auto Receivables Trust:
2,303,569	AAA	Series 2023-P1, Class A4, 5.940% due 1/10/29(a)	2,325,011
168,795	AAA	Series 2023-P2, Class A3, 5.420% due 4/10/28(a)	168,912
594,172	AAA	Series 2023-P4, Class A3, 6.160% due 10/10/28(a)	597,627
1,111,636	AAA	Series 2024-P1, Class A3, 5.050% due 4/10/29(a)	1,114,675
600,000	(P)AAA	Series 2026-P1, Class A2, 4.100% due 6/11/29	599,527
1,485,397	Aaa(d)	Chase Auto Owner Trust, Series 2024-3A, Class A3, 5.220% due 7/25/29(a)	1,496,346
232,569	Aaa(d)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	234,611
166,667	Aaa(d)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	166,840
1,559,044	AAA	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520% due 3/15/29(a)	1,562,186
59,010	Aaa(d)	Oscar U.S. Funding XV LLC, Series 2023-1A, Class A3, 5.810% due 12/10/27(a)	59,244
200,000	AAA	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.030% due 7/15/30(a)	199,216
490,331	Aaa(d)	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560% due 11/22/27(a)	491,173
200,865	AAA	SCCU Auto Receivables Trust, Series 2023-1A, Class A3, 5.700% due 10/16/28(a)	201,705
200,000	AAA	SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2A, 3.910% due 8/20/29(a)	199,583
500,000	AAA	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A2B, 4.125% (30-Day Average SOFR + 0.500%) due 1/22/29(a)(b)	500,188

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 9.0% - (continued)
Automobiles - 4.3% - (continued)
$865,900	AAA	Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.460% due 3/15/28	$867,141

		Total Automobiles	12,565,569

Credit Cards - 1.7%
1,100,000	Aaa(d)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,085,702
		Trillium Credit Card Trust II:
1,800,000	Aaa(d)	Series 2025-1A, Class A, 4.193% (SOFR + 0.590%) due 9/26/30(a)(b)	1,804,510
2,100,000	Aaa(d)	Series 2026-1A, Class A, 4.203% (SOFR + 0.600%) due 3/26/31(a)(b)	2,104,691

		Total Credit Cards	4,994,903

Student Loans - 3.0%
		ECMC Group Student Loan Trust:
392,106	Aa1(d)	Series 2017-2A, Class A, 4.777% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	392,743
275,504	Aa1(d)	Series 2018-1A, Class A, 4.477% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	273,713
415,502	Aa1(d)	Series 2019-1A, Class A1B, 4.727% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	416,293
1,123,441	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,010,591
100,000	(P)AAA	Navient Education Loan Trust, Series 2026-A, Class A, 4.860% due 9/15/56(a)	99,935
		Navient Private Education Loan Trust:
184,831	AAA	Series 2015-BA, Class A3, 5.192% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	185,086
137,680	AAA	Series 2020-A, Class A2B, 4.642% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	137,469
		Navient Private Education Refinance Loan Trust:
87,928	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	82,532
137,491	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	126,039
745,137	Aaa(d)	Navient Refinance Loan Trust, Series 2025-C, Class A, 4.800% due 10/15/55(a)	739,187
		Nelnet Student Loan Trust:
410,389	AA+	Series 2017-3A, Class A, 4.577% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	410,213
394,486	AA+	Series 2019-2A, Class A, 4.627% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	393,889
313,157	AA+	Series 2019-3A, Class A, 4.499% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	313,084
197,436	Aaa(d)	Series 2021-DA, Class AFL, 4.407% (1-Month Term SOFR + 0.804%) due 4/20/62(a)(b)	196,780
627,749	Aaa(d)	Series 2025-DA, Class A1A, 4.650% due 8/20/54(a)	618,004
551,251	Aaa(d)	Series 2026-A, Class A1A, 4.610% due 2/21/61(a)	541,989
183,750	Aaa(d)	Series 2026-A, Class A1B, 4.925% (30-Day Average SOFR + 1.300%) due 2/21/61(a)(b)	183,653
		SMB Private Education Loan Trust:
126,417	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	119,686
101,655	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	96,673
880,103	Aaa(d)	Series 2022-B, Class A1B, 5.093% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	888,880
117,501	Aaa(d)	Series 2023-B, Class A1B, 5.443% (30-Day Average SOFR + 1.800%) due 10/16/56(a)(b)	119,674
328,933	Aaa(d)	Series 2023-C, Class A1B, 5.192% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	332,499
285,325	Aaa(d)	Series 2024-A, Class A1A, 5.240% due 3/15/56(a)	287,568
142,662	Aaa(d)	Series 2024-A, Class A1B, 5.093% (30-Day Average SOFR + 1.450%) due 3/15/56(a)(b)	143,776
386,873	Aaa(d)	Series 2026-B, Class A1B, 4.893% (30-Day Average SOFR + 1.250%) due 3/15/56(a)(b)	390,583
137,794	Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.417% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	137,597

		Total Student Loans	8,638,136

		TOTAL ASSET-BACKED SECURITIES (Cost - $26,363,904)	26,198,608

MORTGAGE-BACKED SECURITIES - 3.0%
FHLMC - 0.2%
626,993		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49	594,907

FNMA - 2.8%
8,000,000		Federal National Mortgage Association (FNMA), 5.500% due 7/1/56(h)	8,026,613

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,598,380)	8,621,520

SOVEREIGN BONDS - 1.4%
Chile - 0.3%
800,000	A	Chile Government International Bonds, 2.750% due 1/31/27	792,928

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 1.4% - (continued)
Panama - 0.2%
			Panama Government International Bonds:
$ 300,000		BBB-	8.875% due 9/30/27	$316,563
200,000		BBB-	3.875% due 3/17/28	197,650

			Total Panama	514,213

Saudi Arabia - 0.9%
2,700,000		Aa3(d)	Saudi Government International Bonds, 5.125% due 1/13/28	2,728,439

			TOTAL SOVEREIGN BONDS (Cost - $4,064,703)	4,035,580

SENIOR LOAN - 0.4%
Entertainment - 0.4%
1,100,000		NR	Discovery Global Holdings Inc., due 6/4/33(i)
			(Cost - $1,097,250)	1,103,267

U.S. GOVERNMENT OBLIGATION - 0.3%
971,507			U.S. Treasury Inflation Indexed Notes, 2.125% due 4/15/29(g)
			(Cost - $972,478)	988,773

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $301,399,903)	301,132,657

SHORT-TERM INVESTMENTS(j) - 26.9%
CERTIFICATE OF DEPOSIT - 0.3%
1,000,000			Itau Chile New York Branch, 4.290% due 12/1/26
			(Cost - $1,000,000)	1,000,000

COMMERCIAL PAPERS - 4.6%
			Boston Scientific Corp.:
1,600,000			4.012% due 6/11/26(a)(k)	1,598,222
1,200,000			4.012% due 6/12/26(a)(k)	1,198,533
1,500,000			Edison International, 4.264% due 6/11/26(a)(k)	1,498,229
2,100,000			Fidelity National Information Services Inc., 4.080% due 6/5/26(a)(k)	2,099,051
			HCA Inc.:
1,300,000			4.343% due 8/17/26(a)(k)	1,288,044
1,400,000			4.344% due 8/18/26(a)(k)	1,386,957
			Sempra:
900,000			4.130% due 6/26/26(a)(k)(m)	897,431
600,000			4.132% due 6/29/26(a)(k)(m)	598,082
1,300,000			4.132% due 6/30/26(a)(k)(m)	1,295,696
1,400,000			Southern California Edison Co., 4.320% due 6/22/26(a)(k)	1,396,488

			TOTAL COMMERCIAL PAPERS (Cost - $13,256,733)	13,256,733

MONEY MARKET FUND - 0.3%
889,578			Invesco STIT - Government & Agency Portfolio, Institutional Class, 3.638%(l)
			(Cost - $889,578)	889,578

TIME DEPOSITS - 1.2%
			BBH - New York:
18	CAD		1.120% due 6/1/26	13
21	NZD		0.760% due 6/2/26	13
3,513,098			Citibank - New York, 2.970% due 6/1/26	3,513,098

			TOTAL TIME DEPOSITS (Cost - $3,513,124)	3,513,124

U.S. GOVERNMENT OBLIGATION - 20.5%
60,000,000			U.S. Treasury Bills, 3.658% due 9/22/26(k)
			(Cost - $59,330,801)	59,330,801

			TOTAL SHORT-TERM INVESTMENTS (Cost - $77,990,236)	77,990,236

			TOTAL INVESTMENTS - 130.7% (Cost - $379,390,139)	379,122,893

			Liabilities in Excess of Other Assets - (30.7)%	(89,049,814)

			TOTAL NET ASSETS - 100.0%	$290,073,079

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $138,698,304 and represents 47.8% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(c)	All or a portion of this security is on loan (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Affiliated security. As of May 31, 2026, total cost and total value of affiliated security amounted to $306,503 and $329,357, respectively.

Underlying Security	Beginning Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2026
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.599% (1-Month Term SOFR + 1.014%) due 5/25/34	$ 350,552	$ —	$ (25,140)	$ 20	$ 3,741	$ 184	$ 11,403	$ 329,357

(f)	Rating by Fitch Ratings Service.
(g)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 26.6%
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investments of collateral received from securities lending transactions.
(m)	Illiquid security.

At May 31, 2026, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 379,390,139	$ 1,326,613	$ (1,747,067)	$ (420,454)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	43.8%
Collateralized Mortgage Obligations	17.6
Collateralized Loan Obligations	7.4
Asset-Backed Securities	6.9
Mortgage-Backed Securities	2.3
Sovereign Bonds	1.1
Senior Loan	0.3
U.S. Government Obligation	0.2
Short-Term Investments	20.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2026, Ultra-Short Term Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
	Barclays Capital Inc.:
$978,750	3.690% due 6/3/26	$978,750
910,535	4.040% due 6/10/26	910,535
1,784,661	BNP Paribas Finance Inc., 3.720% due 6/2/26	1,784,661
	Citigroup Global Markets Inc.:
6,958,432	3.750% due 6/4/26	6,958,432
7,101,294	3.750% due 6/5/26	7,101,294
1,470,978	3.750% due 6/12/26	1,470,978

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds – $19,204,650)	$19,204,650

For the period ended May 31, 2026, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $15,361,593 and 3.798%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2026, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Note Futures	258	9/26	$27,547,618	$27,660,422	$112,804

Contracts to Sell:
3-Month SOFR Futures	334	3/27	80,247,057	80,301,950	(54,893)
U.S. Treasury 2-Year Note Futures	146	9/26	30,138,688	30,158,125	(19,437)
U.S. Treasury 10-Year Note Futures	56	9/26	6,131,122	6,150,375	(19,253)
U.S. Treasury Ultra Long Bond Futures	44	9/26	4,953,087	5,033,875	(80,788)
U.S. Ultra Long Bond Futures	85	9/26	9,435,000	9,526,641	(91,641)

					(266,012)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(153,208)

At May 31, 2026, Ultra-Short Term Fixed Income Fund had deposited cash of $790,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency abbreviations used in this schedule:

CAD	—	Canadian Dollar
NZD	—	New Zealand Dollar

See pages 257-259 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 99.1%
United States - 99.1%
667,616	AB Select U.S. Long/Short Portfolio, Class I	$10,134,405
1,613,899	Abbey Capital Futures Strategy Fund, Class I	19,027,873
1,526,812	BlackRock Event Driven Equity Fund, Institutional Class	16,168,941
688,844	BlackRock Global Equity Market Neutral Fund, Institutional Class	11,131,712
1,926,948	BlackRock Systematic Multi-Strategy Fund, Institutional Class	19,924,645
504,812	BlackRock Tactical Opportunities Fund, Institutional Class*	8,753,441
824,602	BNY Mellon Global Real Return Fund, Class Y	14,595,462
761,374	Calamos Market Neutral Income Fund, Class I	12,273,354
72,019	Cohen & Steers Global Realty Shares Inc., Class I	4,264,232
1,897,795	John Hancock Diversified Macro Fund, Class I	17,326,869
221,589	JPMorgan Hedged Equity Fund, Class I	7,691,352
694,416	Neuberger Long Short Fund, Institutional Class	14,332,740
281,930	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	5,114,212
1,425,682	PIMCO Credit Opportunities Bond Fund, Institutional Class	13,857,629
2,162,923	PIMCO Mortgage Opportunities and Bond Fund, Class I2	20,158,445
1,174,782	Touchstone Flexible Income Fund, Institutional Class	12,100,258

	TOTAL INVESTMENTS - 99.1% (Cost - $191,613,582)	206,855,570

	Other Assets in Excess of Liabilities - 0.9%	1,799,228

	TOTAL NET ASSETS - 100.0%	$208,654,798

*	Non-income producing security.

At May 31, 2026, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$ 191,613,582	$ 16,432,484	$ (1,190,496)	$ 15,241,988

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

EXP — Expected.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust.

The investment objectives of each Fund are as follows:

Morgan Stanley Pathway Large Cap Equity ETF	Capital appreciation.
Morgan Stanley Pathway Small-Mid Cap Equity ETF	Capital appreciation.
International Equity Fund	Capital appreciation.
Emerging Markets Equity Fund	Long-term capital appreciation.
Core Fixed Income Fund	Maximum total return, consistent with preservation of capital and prudent investment management.
High Yield Fund	A high level of current income primarily through investment in below-investment grade debt securities.
International Fixed Income Fund	Maximize current income, consistent with the protection of principal.
Municipal Bond Fund	A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Inflation-Linked Fixed Income Fund	Total return that exceeds the rate of inflation over an economic cycle.
Ultra-Short Term Fixed Income Fund	Total return, consistent with preservation of capital.
Alternative Strategies Fund	Long term growth of capital.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market.

The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk.

(xi) Inflation Rate Swaps. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Inflation rate swap contracts are subject to movements in interest rates.

(xii) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it.

(a) Lending of Portfolio Securities. At May 31, 2026, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Fund	Securities on Loan (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Morgan Stanley Pathway Large Cap Equity ETF	$ 1,047,536	$ —	$ (1,047,536)	$ 0
Morgan Stanley Pathway Small-Mid Cap Equity ETF	8,691,680	—	(8,691,680)	0
International Equity Fund	12,033,806	—	(12,033,806)	0
Emerging Markets Equity Fund	2,447,015	—	(2,447,015)	0
Core Fixed Income Fund	10,656,348	—	(10,656,348)	0
High Yield Fund	6,849,497	—	(6,849,497)	0
Ultra-Short Term Fixed Income Fund	866,593	—	(866,593)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $1,075,312, $8,823,383, $12,730,105, $2,499,107, $10,992,859, $7,091,754 and $889,578, respectively, which was subsequently invested in Invesco STIT - Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $0, $0, $0, $0 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(b) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.”

(c) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(f) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(g) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the treat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

2. Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Large Cap Equity ETF
Investments, at Value
Common Stocks	$3,949,842,984	$3,949,842,984	(a)	$—	$—
Rights:
Financials	86	—		—	86
Health Care	132	—		—	132
Short-Term Investments:
Money Market Fund	1,075,312	1,075,312		—	—
Time Deposits	49,288,515	—		49,288,515	—

Total Investments, at Value	$4,000,207,029	$3,950,918,296		$49,288,515	$218	(b)

Securities Lending Transactions - Liabilities	$(1,075,312)	$—		$(1,075,312)	$—

	Total Fair Value at May 31, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$15,728,390		$15,728,390	$—	$—
Consumer Discretionary	59,796,392		59,796,392	—	—
Consumer Staples	25,009,963		25,009,963	—	—
Energy	30,351,181	(c)	30,351,181	—	—	(c)
Financials	87,503,062	(c)	87,503,062	—	—	(c)
Health Care	90,947,497		90,947,497	—	—
Industrials	176,707,737		176,707,737	—	—
Information Technology	167,630,012		167,630,012	—	—
Materials	30,988,049		30,988,049	—	—
Real Estate	28,381,226		28,381,226	—	—
Utilities	28,719,100		28,719,100	—	—
Rights:
Consumer Staples	51,856		—	—	51,856
Health Care	5,431	(c)	—	—	5,431	(c)
Materials	1,265		—	—	1,265
Short-Term Investments:
Money Market Fund	8,823,383		8,823,383	—	—
Time Deposits	14,946,948		—	14,946,948	—

Total Investments, at Value	$765,591,492	(c)	$750,585,992	$14,946,948	$58,552	(b)(c)

Securities Lending Transactions - Liabilities	$(8,823,383)		$—	$(8,823,383)	$—

	Total Fair Value at May 31, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$142,737,361	(d)	$—	$142,737,361	(d)	$—
Germany	123,751,277	(d)	—	123,751,277	(d)	—
Japan	265,996,412	(d)	—	265,996,412	(d)	—
Netherlands	76,061,759	(d)	1,264,755	74,797,004	(d)	—
Switzerland	104,055,738	(d)	—	104,055,738	(d)	—
United Kingdom	218,362,239	(d)	4,504,756	213,857,483	(d)	—
Other Countries(e)	380,194,820	(d)	55,957,589	324,179,676	(d)	57,555
Open End Mutual Fund Security:
United States	1,637,361		1,637,361	—		—
Preferred Stocks:
Germany	1,467,250	(d)	—	1,467,250	(d)	—
Right:
Sweden	1,054,036	(d)	—	1,054,036	(d)	—
Short-Term Investments:
Money Market Fund	12,730,105		12,730,105	—		—
Time Deposits	33,271,907		—	33,271,907		—

Total Investments, at Value	$1,361,320,265		$76,094,566	$1,285,168,144		$57,555	(b)

Security Lending Transactions - Liabilities	$(12,730,105)		$—	$(12,730,105)		$—

	Total Fair Value at May 31, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$153,254,578	(d)	$11,799,868	$141,454,708	(d)	$2
India	101,141,236	(d)	14,377,210	86,531,866	(d)	232,160
South Korea	209,134,319	(d)	507,200	208,627,119	(d)	—
Taiwan	241,265,432	(d)	13,319,277	227,946,155	(d)	—
Other Countries(e)	241,844,612	(c)(d)	93,280,091	148,553,888	(d)	10,633	(c)
Preferred Stocks:
Brazil	5,502,010		5,502,010	—		—
Chile	405,150		405,150	—		—
Colombia	241,598		241,598	—		—
Mexico	634,327		634,327	—		—
South Korea	12,366,909	(d)	—	12,366,909	(d)	—
Short-Term Investments:
Money Market Fund	2,499,107		2,499,107	—		—
Time Deposits	20,121,753		—	20,121,753		—

Total Investments, at Value	$988,411,031	(c)	$142,565,838	$845,602,398		$242,795	(b)(c)

Security Lending Transactions - Liabilities	$(2,499,107)		$—	$(2,499,107)		$—

Other Financial Instruments - Liabilities(f)
Forward Foreign Currency Contract	$—	†	$—	$—	†	$—

Total Other Financial Instruments - Liabilities	$—	†	$—	$—	†	$—

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$573,067,878 (c)	$—	$573,067,878	$—	(c)
Mortgage-Backed Securities	464,966,798	—	464,966,798	—
U.S. Government Agencies & Obligations	375,584,377	—	375,584,377	—
Collateralized Mortgage Obligations	231,950,515	—	231,950,515	—
Sovereign Bonds:
Other Countries(e)	68,381,558	—	68,381,558	—
Asset-Backed Securities	41,414,978	—	41,414,978	—
Open End Mutual Fund Securities:
Financials	21,596,020	21,596,020	—	—
Municipal Bonds	2,325,052	—	2,325,052	—
Senior Loans	696,130	—	696,130	—
Common Stock:
Healthcare	254,492	—	254,492	—
Short-Term Investments:
Money Market Fund	10,992,859	10,992,859	—	—
Time Deposits	63,466,702	—	63,466,702	—
U.S. Government Obligation	21,412,411	—	21,412,411	—

Total Investments, at Value	$1,876,109,770 (c)	$32,588,879	$1,843,520,891	$—	(b)(c)

Securities Lending Transactions - Liabilities	$(10,992,859)	$—	$(10,992,859)	$—

Other Financial Instruments - Assets(f)
Futures Contracts	$1,290,866	$1,290,866	$—	$—
Forward Foreign Currency Contracts	393,021	—	393,021	—
Centrally Cleared Credit Default Swap	105,171	—	105,171	—

Total Other Financial Instruments - Assets	$1,789,058	$1,290,866	$498,192	$—

Other Financial Instruments - Liabilities(f)
Futures Contracts	$(69,594)	$(69,594)	$—	$—
Forward Foreign Currency Contracts	(324,916)	—	(324,916)	—

Total Other Financial Instruments - Liabilities	$(394,510)	$(69,594)	$(324,916)	$—

	Total Fair Value at May 31, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$147,875,539	(c)	$—	$147,875,539		$—	(c)
Senior Loan	—	†	—	—	†	—
Short-Term Investments:
Money Market Fund	7,091,754		7,091,754	—		—
Time Deposits	7,921,778		—	7,921,778		—

Total Investments, at Value	$162,889,071	(c)	$7,091,754	$155,797,317		$—	(b)(c)

Securities Lending Transactions - Liabilities	$(7,091,754)		$—	$(7,091,754)		$—

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$12,393,958	$—	$12,393,958	$—
Spain	13,201,756	—	13,201,756	—
United Kingdom	9,847,706	—	9,847,706	—
Other Countries(e)	51,480,179	—	51,480,179	—
Mortgage-Backed Securities	69,589,139	—	69,589,139	—
Corporate Bonds & Notes	27,050,305	—	27,050,305	—
Collateralized Mortgage Obligations	15,460,784	—	15,460,784	—
U.S. Government Obligations	14,356,757	—	14,356,757	—
Collateralized Loan Obligations	11,459,030	—	11,459,030	—
Municipal Bond	209,231	—	209,231	—
Asset-Backed Securities	190,278	—	190,278	—
Purchased Options	6,549	—	6,549	—
Short-Term Investments:
Commercial Papers	3,546,061	—	3,546,061	—
Repurchase Agreement	13,200,000	—	13,200,000	—
Time Deposits	3,743,129	—	3,743,129	—

Total Investments, at Value	$245,734,862	$—	$245,734,862	$—

Other Financial Instruments - Assets(f)
Futures Contracts	$604,410	$604,410	$—	$—
Forward Foreign Currency Contracts	1,345,104	—	1,345,104	—
OTC Interest Rate Swaps	136,563	—	136,563	—
Centrally Cleared Interest Rate Swaps	2,271,213	—	2,271,213	—
OTC Credit Default Swaps	32,256	—	32,256	—
Centrally Cleared Credit Default Swaps	46,050	—	46,050	—
OTC Cross Currency Swap	303,425	—	303,425	—

Total Other Financial Instruments - Assets	$4,739,021	$604,410	$4,134,611	$—

Other Financial Instruments - Liabilities(f)
Options Contracts Written	$(14,982)	$—	$(14,982)	$—
Forward Sale Commitments	(21,703,894)	—	(21,703,894)	—
Futures Contracts	(577,806)	(577,806)	—	—
Forward Foreign Currency Contracts	(1,391,179)	—	(1,391,179)	—
OTC Total Return Swap	(152,815)	—	(152,815)	—
Centrally Cleared Interest Rate Swaps	(4,125,435)	—	(4,125,435)	—
Centrally Cleared Credit Default Swaps	(143,899)	—	(143,899)	—
OTC Cross Currency Swap	(12,260)	—	(12,260)	—

Total Other Financial Instruments - Liabilities	$(28,122,270)	$(577,806)	$(27,544,464)	$—

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$82,709,132	$—	$82,709,132	$—
Collateralized Mortgage Obligations	557,066	—	557,066	—
Warrant:
Industrials	10,800	—	10,800	—
Short-Term Investments:
Time Deposits	3,076,257	—	3,076,257	—

Total Investments, at Value	$86,353,255	$—	$86,353,255	$—

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$144,496,315	$—	$144,496,315	$—
Mortgage-Backed Securities	20,553,585	—	20,553,585	—
Collateralized Mortgage Obligations	11,294,260	—	11,294,260	—
Sovereign Bonds:
Other Countries(e)	11,061,565	—	11,061,565	—
Collateralized Loan Obligations	6,365,744	—	6,365,744	—
Corporate Bonds & Notes	1,075,773	—	1,075,773	—
Short-Term Investments:
Time Deposits	2,177,422	—	2,177,422	—

Total Investments, at Value	$197,024,664	$—	$197,024,664	$—

Other Financial Instruments - Assets(f)
Futures Contracts	$306,592	$306,592	$—	$—
Forward Foreign Currency Contracts	238,349	—	238,349	—
Centrally Cleared Interest Rate Swaps	1,767,191	—	1,767,191	—
Centrally Cleared Inflation Rate Swaps	718,466	—	718,466	—

Total Other Financial Instruments - Assets	$3,030,598	$306,592	$2,724,006	$—

Other Financial Instruments - Liabilities(f)
Options Contracts Written	$(77,920)	$—	$(77,920)	$—
Reverse Repurchase Agreement	(1,139,750)	—	(1,139,750)	—
Futures Contracts	(115,451)	(115,451)	—	—
Forward Foreign Currency Contracts	(345,205)	—	(345,205)	—
Centrally Cleared Interest Rate Swaps	(199,316)	—	(199,316)	—
Centrally Cleared Inflation Rate Swaps	(1,294,371)	—	(1,294,371)	—

Total Other Financial Instruments - Liabilities	$(3,172,013)	$(115,451)	$(3,056,562)	$—

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$165,538,946	$—	$165,538,946	$—
Collateralized Mortgage Obligations	66,547,462	—	66,547,462	—
Collateralized Loan Obligations	28,098,501	—	28,098,501	—
Asset-Backed Securities	26,198,608	—	26,198,608	—
Mortgage-Backed Securities	8,621,520	—	8,621,520	—
Sovereign Bonds:
Other Countries(e)	4,035,580	—	4,035,580	—
Senior Loan	1,103,267	—	1,103,267	—
U.S. Government Obligation	988,773	—	988,773	—
Short-Term Investments:
Certificate of Deposit	1,000,000	—	1,000,000	—
Commercial Papers	13,256,733	—	13,256,733	—
Money Market Fund	889,578	889,578	—	—
Time Deposits	3,513,124	—	3,513,124	—
U.S. Government Obligation	59,330,801	—	59,330,801	—

Total Investments, at Value	$379,122,893	$889,578	$378,233,315	$—

Securities Lending Transactions - Liabilities	$(889,578)	$—	$(889,578)	$—

Other Financial Instruments - Assets(f)
Futures Contract	$112,804	$112,804	$—	$—

Total Other Financial Instruments - Assets	$112,804	$112,804	$—	$—

Other Financial Instruments - Liabilities(f)
Reverse Repurchase Agreements	$(19,204,650)	$—	$(19,204,650)	$—
Futures Contracts	(266,012)	(266,012)	—	—

Total Other Financial Instruments - Liabilities	$(19,470,662)	$(266,012)	$(19,204,650)	$—

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$206,855,570	$206,855,570	$—	$—

Total Investments, at Value	$206,855,570	$206,855,570	$—	$—

(a)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(b)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(c)	Includes securities that are fair valued using significant unobservable inputs at $0.
(d)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(e)	Other countries represents countries that are individually less than 5% of Net Assets.
(f)

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

†	The value is less than $0.50.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant for any of the Funds and accordingly, no reconciliations of Level 3 assets for the fiscal year to date ended May 31, 2026 are presented.

There were no significant transfers in or out of Level 3 for the period ended May 31, 2026 for any of the Funds.

For information on each Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Funds’ most recent financial statements included in the semi-annual or annual report to shareholders.